UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2018

Core Plus Fund
Investor Class (ACCNX)
I Class (ACCTX)
A Class (ACCQX)
C Class (ACCKX)
R Class (ACCPX)
R5 Class (ACCUX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	5.5 years
Weighted Average Life to Maturity	8.9 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	36.1%
U.S. Government Agency Mortgage-Backed Securities	17.5%
Asset-Backed Securities	9.7%
Sovereign Governments and Agencies	9.6%
U.S. Treasury Securities	9.4%
Collateralized Mortgage Obligations	8.0%
Commercial Mortgage-Backed Securities	5.9%
Collateralized Loan Obligations	4.6%
Bank Loan Obligations	2.3%
Municipal Securities	1.6%
Temporary Cash Investments	4.4%
Other Assets and Liabilities	(9.1)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$998.10	$3.11	0.62%
I Class	$1,000	$998.50	$2.61	0.52%
A Class	$1,000	$996.80	$4.35	0.87%
C Class	$1,000	$994.00	$8.10	1.62%
R Class	$1,000	$995.60	$5.60	1.12%
R5 Class	$1,000	$999.00	$2.10	0.42%
Hypothetical
Investor Class	$1,000	$1,021.96	$3.14	0.62%
I Class	$1,000	$1,022.46	$2.64	0.52%
A Class	$1,000	$1,020.71	$4.41	0.87%
C Class	$1,000	$1,016.95	$8.19	1.62%
R Class	$1,000	$1,019.45	$5.67	1.12%
R5 Class	$1,000	$1,022.96	$2.13	0.42%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 36.1%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 3.55%, 1/15/26	$50,000	$49,421
Lockheed Martin Corp., 3.80%, 3/1/45	90,000	84,426
Rockwell Collins, Inc., 4.35%, 4/15/47	30,000	28,696
United Technologies Corp., 6.05%, 6/1/36	95,000	110,359
		272,902
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	150,000	144,055
Airlines — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22	120,000	118,950
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	300,000	300,750
Tenneco, Inc., 5.00%, 7/15/26	110,000	98,037
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	150,646
		549,433
Automobiles — 0.8%
Ford Motor Co., 4.35%, 12/8/26	80,000	75,453
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	105,682
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	282,548
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	189,848
General Motors Co., 4.20%, 10/1/27	70,000	66,123
General Motors Co., 5.15%, 4/1/38	100,000	93,188
General Motors Financial Co., Inc., 3.20%, 7/6/21	210,000	207,606
General Motors Financial Co., Inc., 5.25%, 3/1/26	150,000	153,720
		1,174,168
Banks — 4.0%
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	30,158
Bank of America Corp., MTN, 4.00%, 1/22/25	100,000	98,725
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(2)	150,000	146,135
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	30,000	29,843
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	325,000	315,502
Bank of America N.A., 6.00%, 10/15/36	250,000	297,312
Barclays plc, 4.375%, 1/12/26	200,000	194,396
BPCE SA, 5.15%, 7/21/24(1)	200,000	203,615
Branch Banking & Trust Co., 3.625%, 9/16/25	43,000	42,306
Capital One Financial Corp., 3.75%, 7/28/26	120,000	112,105
Citigroup, Inc., 2.90%, 12/8/21	340,000	333,086
Citigroup, Inc., 4.05%, 7/30/22	80,000	80,728
Citigroup, Inc., 4.45%, 9/29/27	430,000	425,253
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	180,000	169,435
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	248,610
Fifth Third BanCorp., 4.30%, 1/16/24	80,000	81,085

6

	Principal Amount	Value
Huntington Bancshares, Inc., 2.30%, 1/14/22	$140,000	$134,171
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	237,446
JPMorgan Chase & Co., 3.875%, 9/10/24	350,000	346,823
JPMorgan Chase & Co., 3.125%, 1/23/25	250,000	239,932
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(2)	100,000	95,460
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	80,000	74,863
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	140,000	127,972
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(2)	30,000	27,335
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	70,000	71,470
QNB Finansbank AS, MTN, 6.25%, 4/30/19	200,000	200,038
Regions Financial Corp., 2.75%, 8/14/22	100,000	96,504
Royal Bank of Canada, 2.15%, 10/26/20	210,000	205,851
SunTrust Bank, 3.30%, 5/15/26	200,000	188,469
U.S. Bank N.A., 2.80%, 1/27/25	250,000	237,463
US Bancorp, MTN, 3.60%, 9/11/24	70,000	69,403
Wells Fargo & Co., 3.07%, 1/24/23	80,000	78,107
Wells Fargo & Co., 3.00%, 4/22/26	90,000	83,793
Wells Fargo & Co., MTN, 4.10%, 6/3/26	300,000	296,356
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	112,850
		5,732,600
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	50,000	49,411
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	160,000	155,404
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	290,000	291,703
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	143,564
		640,082
Biotechnology — 1.0%
AbbVie, Inc., 3.60%, 5/14/25	280,000	271,310
AbbVie, Inc., 4.70%, 5/14/45	90,000	86,648
Amgen, Inc., 4.66%, 6/15/51	138,000	136,402
Biogen, Inc., 3.625%, 9/15/22	210,000	210,643
Celgene Corp., 3.25%, 8/15/22	200,000	197,391
Celgene Corp., 3.875%, 8/15/25	110,000	108,472
Celgene Corp., 3.45%, 11/15/27	30,000	28,048
Celgene Corp., 5.00%, 8/15/45	50,000	49,800
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	103,305
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	226,127
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	47,400
		1,465,546
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	101,080
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	120,000	107,994
Chemicals — 0.4%
Ashland LLC, 4.75%, 8/15/22	100,000	101,305
Dow Chemical Co. (The), 4.375%, 11/15/42	60,000	57,043
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	201,018

7

	Principal Amount	Value
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$110,000	$106,315
Westlake Chemical Corp., 4.375%, 11/15/47	90,000	80,134
		545,815
Commercial Services and Supplies — 0.3%
Covanta Holding Corp., 5.875%, 3/1/24	150,000	153,518
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	80,000	78,279
Republic Services, Inc., 3.55%, 6/1/22	190,000	190,090
Waste Management, Inc., 4.75%, 6/30/20	70,000	71,872
		493,759
Communications Equipment — 0.3%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	250,000	241,250
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	200,000	200,900
		442,150
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	140,000	140,414
Consumer Finance — 1.0%
American Express Co., 3.00%, 10/30/24	50,000	47,810
American Express Credit Corp., MTN, 2.20%, 3/3/20	100,000	98,898
American Express Credit Corp., MTN, 2.25%, 5/5/21	270,000	263,209
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	243,429
CIT Group, Inc., 5.00%, 8/15/22	150,000	153,675
Discover Financial Services, 3.75%, 3/4/25	200,000	190,827
IHS Markit Ltd., 4.75%, 2/15/25(1)	150,000	152,811
IHS Markit Ltd., 4.00%, 3/1/26(1)	83,000	79,628
Synchrony Financial, 2.60%, 1/15/19	100,000	99,925
Synchrony Financial, 3.95%, 12/1/27	100,000	90,773
		1,420,985
Containers and Packaging — 0.9%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	200,000	196,900
Ball Corp., 4.00%, 11/15/23	200,000	196,250
Berry Global, Inc., 5.125%, 7/15/23	300,000	304,350
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	193,000	194,254
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26(1)	120,000	115,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	280,000	278,810
		1,285,764
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	96,525
Diversified Financial Services — 2.8%
Ally Financial, Inc., 4.625%, 3/30/25	100,000	99,625
Banco Santander SA, 3.50%, 4/11/22	200,000	196,121
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	250,000	249,123
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	310,000	307,362
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	230,000	244,766

8

	Principal Amount	Value
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	$100,000	$96,906
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	360,000	341,817
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	40,849
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	50,000	51,198
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(2)	70,000	68,326
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(2)	120,000	114,530
HSBC Holdings plc, 2.95%, 5/25/21	200,000	197,350
HSBC Holdings plc, 4.30%, 3/8/26	200,000	199,209
HSBC Holdings plc, VRN, 3.26%, 3/13/22(2)	200,000	196,017
Morgan Stanley, 5.00%, 11/24/25	130,000	134,781
Morgan Stanley, 4.375%, 1/22/47	40,000	39,027
Morgan Stanley, MTN, 5.625%, 9/23/19	410,000	421,184
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	59,105
Morgan Stanley, MTN, 4.00%, 7/23/25	370,000	368,921
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(2)	120,000	115,255
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	200,000	196,039
UniCredit SpA, VRN, 5.86%, 6/19/27(1)(2)	200,000	179,155
		3,916,666
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 3.875%, 8/15/21	180,000	181,679
AT&T, Inc., 3.40%, 5/15/25	260,000	247,785
AT&T, Inc., 4.10%, 2/15/28(1)	160,000	155,359
AT&T, Inc., 5.25%, 3/1/37	50,000	49,918
AT&T, Inc., 4.75%, 5/15/46	160,000	146,493
AT&T, Inc., 5.15%, 11/15/46(1)	70,000	67,062
CenturyLink, Inc., 6.15%, 9/15/19	100,000	102,125
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	170,000	161,413
Orange SA, 4.125%, 9/14/21	100,000	102,370
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	104,459
Telefonica Emisiones SAU, 4.10%, 3/8/27	150,000	144,357
Verizon Communications, Inc., 3.50%, 11/1/24	80,000	79,023
Verizon Communications, Inc., 2.625%, 8/15/26	70,000	63,546
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	59,124
Verizon Communications, Inc., 5.01%, 8/21/54	170,000	171,311
		1,836,024
Electric Utilities — 0.3%
AEP Transmission Co. LLC, 3.75%, 12/1/47	50,000	45,741
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	140,000	144,811
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	100,000	98,375
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	96,125
		385,052
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	80,000	79,410
Halliburton Co., 4.85%, 11/15/35	100,000	104,783
		184,193
Entertainment — 1.6%
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	77,672

9

	Principal Amount	Value
AMC Networks, Inc., 4.75%, 8/1/25	$210,000	$202,035
CBS Corp., 4.00%, 1/15/26	50,000	49,059
CBS Corp., 4.85%, 7/1/42	60,000	58,219
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	101,466
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	250,000	237,652
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	294,747
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	30,000	32,314
Comcast Corp., 6.40%, 5/15/38	80,000	94,773
Comcast Corp., 4.75%, 3/1/44	60,000	59,877
CSC Holdings LLC, 5.50%, 4/15/27(1)	200,000	195,076
Discovery Communications LLC, 5.625%, 8/15/19	123,000	125,721
Discovery Communications LLC, 3.95%, 3/20/28	150,000	142,677
Netflix, Inc., 4.875%, 4/15/28(1)	200,000	188,250
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	104,020
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	110,000	110,688
TEGNA, Inc., 5.125%, 7/15/20	130,000	131,137
Time Warner Cable LLC, 5.50%, 9/1/41	40,000	38,594
Time Warner Cable LLC, 4.50%, 9/15/42	50,000	42,760
		2,286,737
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 3.375%, 10/15/26	180,000	167,838
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	100,000	94,564
Boston Properties LP, 3.65%, 2/1/26	120,000	116,380
Crown Castle International Corp., 5.25%, 1/15/23	200,000	209,801
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	230,000	234,888
Essex Portfolio LP, 3.625%, 8/15/22	170,000	168,675
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,672
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	79,598
Hudson Pacific Properties LP, 3.95%, 11/1/27	130,000	121,184
Kilroy Realty LP, 3.80%, 1/15/23	44,000	43,658
Kimco Realty Corp., 2.80%, 10/1/26	90,000	80,312
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	160,000	152,000
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	50,484
Welltower, Inc., 3.75%, 3/15/23	60,000	59,624
		1,627,678
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	70,000	69,517
Kroger Co. (The), 3.875%, 10/15/46	100,000	83,598
Target Corp., 3.90%, 11/15/47	50,000	47,273
Walmart, Inc., 4.05%, 6/29/48	90,000	90,179
		290,567
Food Products — 0.3%
Kraft Heinz Foods Co., 5.20%, 7/15/45	50,000	48,993
Kraft Heinz Foods Co., 4.375%, 6/1/46	30,000	26,554

10

	Principal Amount	Value
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	$270,000	$265,275
Post Holdings, Inc., 5.00%, 8/15/26(1)	150,000	142,395
		483,217
Gas Utilities — 2.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	102,002
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27	50,000	48,919
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	71,749
Enbridge, Inc., 4.50%, 6/10/44	85,000	82,680
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	154,031
Energy Transfer Partners LP, 6.00%, 6/15/48	30,000	32,053
EnLink Midstream Partners LP, 4.85%, 7/15/26	110,000	106,779
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	153,213
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	167,185
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	62,145
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	146,899
Kinder Morgan, Inc., 5.55%, 6/1/45	80,000	84,739
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	102,799
MPLX LP, 4.875%, 6/1/25	180,000	186,158
MPLX LP, 4.50%, 4/15/38	50,000	47,216
MPLX LP, 5.20%, 3/1/47	40,000	40,170
ONEOK, Inc., 4.00%, 7/13/27	90,000	87,144
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	158,149
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	255,000	272,218
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	224,846
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	47,537
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	117,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	150,000	146,550
Williams Cos., Inc. (The), 4.125%, 11/15/20	280,000	283,419
Williams Cos., Inc. (The), 3.70%, 1/15/23	90,000	89,100
Williams Cos., Inc. (The), 5.10%, 9/15/45	80,000	80,790
		3,096,240
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	190,000	186,283
Medtronic, Inc., 3.50%, 3/15/25	150,000	148,927
Medtronic, Inc., 4.375%, 3/15/35	100,000	103,474
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	50,210
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	160,000	148,600
		637,494
Health Care Providers and Services — 1.2%
Aetna, Inc., 2.75%, 11/15/22	60,000	57,912
Anthem, Inc., 3.65%, 12/1/27	60,000	57,130
Anthem, Inc., 4.65%, 1/15/43	89,000	87,796
CVS Health Corp., 4.30%, 3/25/28	250,000	248,010
CVS Health Corp., 4.78%, 3/25/38	60,000	59,720

11

		Principal Amount	Value
CVS Health Corp., 5.05%, 3/25/48		$70,000	$71,789
DaVita, Inc., 5.125%, 7/15/24		200,000	194,000
Express Scripts Holding Co., 3.40%, 3/1/27		30,000	27,914
Halfmoon Parent, Inc., 4.90%, 12/15/48(1)		60,000	60,160
HCA, Inc., 5.00%, 3/15/24		30,000	30,825
HCA, Inc., 5.375%, 2/1/25		150,000	153,375
Northwell Healthcare, Inc., 4.26%, 11/1/47		50,000	47,566
Tenet Healthcare Corp., 4.375%, 10/1/21		70,000	70,047
Tenet Healthcare Corp., 5.125%, 5/1/25		220,000	217,250
UnitedHealth Group, Inc., 2.875%, 12/15/21		80,000	79,125
UnitedHealth Group, Inc., 3.75%, 7/15/25		140,000	140,741
UnitedHealth Group, Inc., 4.75%, 7/15/45		60,000	64,262
Universal Health Services, Inc., 4.75%, 8/1/22(1)		100,000	100,750
			1,768,372
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		250,000	251,562
Aramark Services, Inc., 5.00%, 4/1/25(1)		190,000	191,188
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		220,000	213,466
International Game Technology plc, 6.25%, 2/15/22(1)		200,000	208,000
McDonald's Corp., MTN, 3.375%, 5/26/25		160,000	155,974
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		70,000	73,730
			1,093,920
Household Durables — 0.6%
Lennar Corp., 4.50%, 4/30/24		250,000	245,425
Lennar Corp., 4.75%, 11/29/27		100,000	96,625
M.D.C. Holdings, Inc., 5.50%, 1/15/24		80,000	80,200
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	93,262
Toll Brothers Finance Corp., 4.35%, 2/15/28		100,000	92,155
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		200,000	199,250
			806,917
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		140,000	142,100
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		70,000	67,014
General Electric Co., 4.125%, 10/9/42		50,000	44,614
			111,628
Insurance — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	154,389
Allstate Corp. (The), VRN, 5.75%, 8/15/23(2)		120,000	123,900
American International Group, Inc., 4.125%, 2/15/24		150,000	150,815
American International Group, Inc., 4.50%, 7/16/44		50,000	47,038
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	41,731
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	58,020
Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	38,900
CNP Assurances, VRN, 4.00%, 11/18/24(2)	EUR	100,000	123,094

12

	Principal Amount	Value
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	$60,000	$69,020
International Lease Finance Corp., 5.875%, 8/15/22	100,000	105,853
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	110,000	114,004
Markel Corp., 4.90%, 7/1/22	212,000	218,438
MetLife, Inc., 4.125%, 8/13/42	110,000	104,371
Prudential Financial, Inc., 3.94%, 12/7/49	160,000	144,185
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	110,000	113,969
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	51,274
Prudential Financial, Inc., VRN, 5.875%, 9/15/22(2)	100,000	105,875
Travelers Cos., Inc. (The), 4.05%, 3/7/48	40,000	38,703
Voya Financial, Inc., 5.70%, 7/15/43	90,000	98,949
WR Berkley Corp., 4.625%, 3/15/22	100,000	102,716
		2,005,244
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	160,000	148,033
First Data Corp., 5.00%, 1/15/24(1)	340,000	343,230
		491,263
Media — 0.9%
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	95,449
21st Century Fox America, Inc., 4.75%, 9/15/44	40,000	43,155
Comcast Corp., 4.40%, 8/15/35	30,000	29,490
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25	200,000	188,000
Interpublic Group of Cos., Inc. (The), 4.65%, 10/1/28	150,000	150,439
Lamar Media Corp., 5.375%, 1/15/24	215,000	220,375
Viacom, Inc., 3.125%, 6/15/22	50,000	48,236
Viacom, Inc., 4.25%, 9/1/23	140,000	141,184
Viacom, Inc., 4.375%, 3/15/43	30,000	26,235
Viacom, Inc., VRN, 6.25%, 2/28/27(2)	50,000	49,362
Warner Media LLC, 2.95%, 7/15/26	190,000	172,481
Warner Media LLC, 3.80%, 2/15/27	100,000	95,768
		1,260,174
Metals and Mining — 0.5%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	200,000	212,500
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	22,278
Freeport-McMoRan, Inc., 3.875%, 3/15/23	120,000	116,390
Southern Copper Corp., 5.25%, 11/8/42	70,000	70,928
Steel Dynamics, Inc., 5.00%, 12/15/26	305,000	304,238
		726,334
Multi-Utilities — 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	230,000	229,425
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	50,000	49,250
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	70,000	63,350
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	300,000	295,800
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	105,313
Dominion Energy, Inc., 2.75%, 9/15/22	130,000	125,442

13

	Principal Amount	Value
Dominion Energy, Inc., 3.625%, 12/1/24	$60,000	$58,705
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	102,807
Duke Energy Corp., 3.55%, 9/15/21	80,000	80,243
Duke Energy Corp., 2.65%, 9/1/26	50,000	45,263
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	88,203
Duke Energy Progress LLC, 3.70%, 10/15/46	50,000	45,706
Exelon Corp., 5.15%, 12/1/20	130,000	133,833
Exelon Corp., 4.45%, 4/15/46	40,000	38,867
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	82,090
FirstEnergy Corp., 4.25%, 3/15/23	100,000	101,632
Florida Power & Light Co., 4.125%, 2/1/42	50,000	50,239
Georgia Power Co., 4.30%, 3/15/42	70,000	66,625
KazTransGas JSC, 4.375%, 9/26/27(1)	300,000	286,728
MidAmerican Energy Co., 4.40%, 10/15/44	140,000	143,548
NiSource, Inc., 5.65%, 2/1/45	80,000	89,549
Pacific Gas & Electric Co., 4.00%, 12/1/46	20,000	17,424
Progress Energy, Inc., 3.15%, 4/1/22	80,000	78,780
Sempra Energy, 2.875%, 10/1/22	130,000	126,140
Sempra Energy, 3.25%, 6/15/27	70,000	65,340
Sempra Energy, 4.00%, 2/1/48	40,000	35,753
Southern Power Co., 5.15%, 9/15/41	40,000	40,426
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	28,816
		2,675,297
Oil, Gas and Consumable Fuels — 3.4%
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	31,923
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	91,435
Antero Resources Corp., 5.125%, 12/1/22	220,000	223,300
Apache Corp., 4.75%, 4/15/43	40,000	37,871
BP Capital Markets plc, 4.50%, 10/1/20	80,000	82,025
Cenovus Energy, Inc., 4.25%, 4/15/27	100,000	96,797
Cimarex Energy Co., 4.375%, 6/1/24	150,000	151,447
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	70,731
Concho Resources, Inc., 4.375%, 1/15/25	110,000	110,848
Concho Resources, Inc., 4.875%, 10/1/47	60,000	60,846
ConocoPhillips Holding Co., 6.95%, 4/15/29	70,000	87,464
Continental Resources, Inc., 5.00%, 9/15/22	24,000	24,374
Continental Resources, Inc., 3.80%, 6/1/24	170,000	166,872
Continental Resources, Inc., 4.375%, 1/15/28	150,000	149,071
Diamondback Energy, Inc., 5.375%, 5/31/25	200,000	205,250
Ecopetrol SA, 5.875%, 5/28/45	240,000	238,260
Encana Corp., 6.50%, 2/1/38	80,000	93,925
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	97,051
Hess Corp., 4.30%, 4/1/27	50,000	48,544
Hess Corp., 6.00%, 1/15/40	110,000	114,379
Marathon Oil Corp., 3.85%, 6/1/25	190,000	185,924
Newfield Exploration Co., 5.75%, 1/30/22	200,000	210,250
Newfield Exploration Co., 5.375%, 1/1/26	100,000	104,125

14

	Principal Amount	Value
Noble Energy, Inc., 4.15%, 12/15/21	$220,000	$222,842
Petroleos Mexicanos, 6.00%, 3/5/20	67,000	69,060
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	50,700
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	99,850
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	65,800
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	67,912
Phillips 66, 4.30%, 4/1/22	60,000	61,736
Range Resources Corp., 4.875%, 5/15/25	300,000	285,375
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)	200,000	196,810
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	48,750
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)	220,000	213,070
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	195,250
WPX Energy, Inc., 5.25%, 9/15/24	120,000	121,418
YPF SA, 8.75%, 4/4/24	400,000	399,500
		4,780,785
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	180,000	187,329
International Paper Co., 4.40%, 8/15/47	80,000	73,920
		261,249
Pharmaceuticals — 0.5%
Allergan Finance LLC, 3.25%, 10/1/22	60,000	58,953
Allergan Funding SCS, 3.85%, 6/15/24	100,000	99,013
Allergan Funding SCS, 4.55%, 3/15/35	100,000	97,376
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	150,000	158,850
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	135,357
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	140,000	116,701
Zoetis, Inc., 3.00%, 9/12/27	70,000	65,165
		731,415
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	109,987
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	123,506
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	50,000	49,352
CSX Corp., 3.25%, 6/1/27	150,000	142,333
Union Pacific Corp., 3.60%, 9/15/37	50,000	45,880
Union Pacific Corp., 4.05%, 11/15/45	110,000	104,671
		575,729
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	120,000	111,596
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	40,000	36,396
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	198,500
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	200,000	211,500
		557,992

15

	Principal Amount	Value
Software — 0.8%
IQVIA, Inc., 5.00%, 10/15/26(1)	$200,000	$196,650
Microsoft Corp., 2.70%, 2/12/25	150,000	143,841
Microsoft Corp., 3.125%, 11/3/25	40,000	39,175
Microsoft Corp., 3.30%, 2/6/27	100,000	98,285
Microsoft Corp., 3.45%, 8/8/36	100,000	95,451
Microsoft Corp., 4.25%, 2/6/47	150,000	157,613
Oracle Corp., 3.25%, 11/15/27	320,000	308,213
Symantec Corp., 5.00%, 4/15/25(1)	100,000	99,350
		1,138,578
Specialty Retail — 0.6%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	191,000
Home Depot, Inc. (The), 3.00%, 4/1/26	150,000	144,085
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	211,824
United Rentals North America, Inc., 4.625%, 7/15/23	150,000	151,688
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	154,612
		853,209
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 2.75%, 1/13/25	60,000	57,509
Apple, Inc., 2.50%, 2/9/25	130,000	122,896
Apple, Inc., 2.45%, 8/4/26	90,000	83,038
Apple, Inc., 2.90%, 9/12/27	250,000	235,730
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	150,000	161,143
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	270,000	287,968
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	271,402
Seagate HDD Cayman, 4.75%, 6/1/23	130,000	129,433
Seagate HDD Cayman, 4.75%, 1/1/25	70,000	67,179
		1,416,298
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	107,885
Sprint Communications, Inc., 6.00%, 11/15/22	160,000	163,600
T-Mobile USA, Inc., 4.75%, 2/1/28	220,000	207,350
Vodafone Group plc, 4.375%, 5/30/28	60,000	59,197
		538,032
TOTAL CORPORATE BONDS (Cost $52,473,864)		51,410,626
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 17.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) — 1.1%
FHLMC, VRN, 2.32%, 10/15/18	312,737	306,333
FHLMC, VRN, 3.07%, 10/15/18	262,076	260,723
FHLMC, VRN, 3.47%, 10/15/18	45,146	46,875
FHLMC, VRN, 3.68%, 10/15/18	162,474	165,167
FHLMC, VRN, 3.84%, 10/15/18	91,561	95,902
FHLMC, VRN, 3.90%, 10/15/18	48,710	51,102
FHLMC, VRN, 4.08%, 10/15/18	83,389	85,428
FHLMC, VRN, 4.23%, 10/15/18	22,154	23,273
FHLMC, VRN, 4.25%, 10/15/18	14,107	14,571
FHLMC, VRN, 4.28%, 10/15/18	34,352	35,546

16

	Principal Amount	Value
FNMA, VRN, 3.18%, 10/25/18	$120,524	$119,323
FNMA, VRN, 3.56%, 10/25/18	23,092	24,166
FNMA, VRN, 3.61%, 10/25/18	151,495	154,768
FNMA, VRN, 3.97%, 10/25/18	104,798	107,261
FNMA, VRN, 4.06%, 10/25/18	38,006	39,319
		1,529,757
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 16.4%
FHLMC, 4.50%, 6/1/21	5,753	5,835
FHLMC, 5.50%, 1/1/38	6,867	7,366
FHLMC, 5.50%, 4/1/38	41,555	44,836
FHLMC, 3.00%, 2/1/43	547,921	529,090
FNMA, 3.00%, 10/11/18(5)	3,000,000	2,871,012
FNMA, 3.50%, 10/11/18(5)	3,000,000	2,952,453
FNMA, 4.00%, 10/11/18(5)	2,950,000	2,978,963
FNMA, 5.00%, 7/1/20	12,379	12,758
FNMA, 5.00%, 7/1/31	377,037	396,171
FNMA, 4.50%, 10/1/33	177,940	184,656
FNMA, 5.00%, 11/1/33	395,483	421,413
FNMA, 6.00%, 12/1/33	263,060	289,740
FNMA, 5.50%, 4/1/34	101,945	110,197
FNMA, 5.50%, 4/1/34	304,929	329,767
FNMA, 5.00%, 8/1/34	49,574	52,662
FNMA, 5.50%, 8/1/34	97,381	105,305
FNMA, 5.00%, 4/1/35	239,882	254,813
FNMA, 5.00%, 8/1/35	16,298	17,303
FNMA, 4.50%, 9/1/35	18,710	19,412
FNMA, 5.50%, 7/1/36	12,677	13,671
FNMA, 5.50%, 12/1/36	26,477	28,591
FNMA, 6.00%, 7/1/37	62,596	68,913
FNMA, 6.00%, 8/1/37	41,317	45,514
FNMA, 6.50%, 8/1/37	6,701	7,144
FNMA, 6.00%, 9/1/37	53,095	58,450
FNMA, 6.00%, 11/1/37	54,347	59,856
FNMA, 5.00%, 3/1/38	88,076	93,071
FNMA, 6.50%, 9/1/38	132,485	145,827
FNMA, 5.50%, 1/1/39	104,449	112,766
FNMA, 5.00%, 2/1/39	232,096	246,544
FNMA, 4.50%, 4/1/39	82,199	85,815
FNMA, 4.50%, 5/1/39	206,430	215,504
FNMA, 6.50%, 5/1/39	3,307	3,747
FNMA, 4.50%, 10/1/39	350,666	366,082
FNMA, 4.00%, 10/1/40	364,721	371,226
FNMA, 4.50%, 11/1/40	315,019	328,370
FNMA, 4.00%, 8/1/41	548,827	559,578
FNMA, 4.50%, 9/1/41	292,401	304,202
FNMA, 3.50%, 5/1/42	431,893	428,550
FNMA, 3.50%, 6/1/42	516,709	512,725

17

	Principal Amount	Value
FNMA, 3.50%, 9/1/42	$357,467	$354,699
FNMA, 3.50%, 5/1/45	1,054,185	1,042,269
FNMA, 3.50%, 5/1/46	908,244	897,332
FNMA, 6.50%, 8/1/47	1,233	1,314
FNMA, 6.50%, 9/1/47	1,567	1,663
FNMA, 6.50%, 9/1/47	75	80
FNMA, 6.50%, 9/1/47	824	875
GNMA, 2.50%, 10/18/18(5)	600,000	562,822
GNMA, 3.00%, 10/18/18(5)	650,000	629,573
GNMA, 4.00%, 10/18/18(5)	1,250,000	1,271,216
GNMA, 5.50%, 12/15/32	110,121	119,689
GNMA, 6.00%, 9/20/38	30,640	33,311
GNMA, 5.50%, 12/20/38	74,645	80,157
GNMA, 4.50%, 6/15/39	445,871	468,663
GNMA, 4.50%, 1/15/40	196,847	205,411
GNMA, 4.50%, 4/15/40	292,783	307,870
GNMA, 4.00%, 11/20/40	608,978	625,190
GNMA, 3.50%, 6/20/42	648,562	649,401
GNMA, 2.50%, 7/20/46	547,272	513,871
		23,405,304
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $25,316,149)		24,935,061
ASSET-BACKED SECURITIES(3) — 9.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	248,614
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	151,719	148,353
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	537,620	539,084
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	284,286	283,351
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/18(1)(4)	337,334	336,247
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.23%, 10/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	123,389	123,577
Hertz Vehicle Financing II LP, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)	300,000	299,199
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	26,608	26,456
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	110,920	109,036
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	141,167	138,562
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN, 2.96%, 10/25/18(1)(4)	231,001	225,256
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.11%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	725,000	722,945
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.44%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)	575,000	576,764

18

	Principal Amount	Value
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.31%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	$550,000	$553,381
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	167,222	166,980
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	83,835	82,714
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	76,549	74,972
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	1,181,578	1,142,258
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	435,838	434,112
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.56%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	224,778	225,313
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	373,799	360,726
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	850,000	821,481
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	325,000	319,437
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(1)	675,000	672,544
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)(6)	1,000,000	1,000,000
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)(6)	675,000	674,895
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	132,091	130,568
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	159,048	157,966
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	125,217	124,421
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	122,728	120,373
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	568,890	567,260
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 10/1/18(1)(4)	500,000	482,127
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/1/18(1)(4)	655,375	639,509
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 10/1/18(1)(4)	246,992	240,872
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	74,367	73,762
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	241,515	235,375
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	317,248	308,059
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	378,601	377,768
TOTAL ASSET-BACKED SECURITIES (Cost $13,932,211)		13,764,317
SOVEREIGN GOVERNMENTS AND AGENCIES — 9.6%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.625%, 7/6/28	200,000	164,750

19

		Principal Amount	Value
Brazil — 0.3%
Brazilian Government International Bond, 4.875%, 1/22/21		$190,000	$192,472
Brazilian Government International Bond, 5.625%, 1/7/41		200,000	182,552
			375,024
Chile — 0.1%
Chile Government International Bond, 3.625%, 10/30/42		100,000	93,336
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	336,518
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27		200,000	204,450
Hungary — 1.4%
Hungary Government Bond, 3.00%, 10/27/27	HUF	565,010,000	1,947,444
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27		$200,000	193,400
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23		80,000	87,084
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		200,000	188,668
Mexico — 3.5%
Mexican Bonos, 8.00%, 12/7/23	MXN	81,490,000	4,400,347
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	198,546
Mexico Government International Bond, 4.15%, 3/28/27		400,000	394,350
			4,993,243
Namibia — 0.2%
Namibia International Bonds, 5.25%, 10/29/25		250,000	236,416
Panama — 0.2%
Panama Government International Bond, 9.375%, 4/1/29		200,000	284,500
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		90,000	107,055
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		100,000	101,928
Philippine Government International Bond, 6.375%, 10/23/34		100,000	124,942
			226,870
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21		60,000	62,822
Republic of Poland Government International Bond, 3.00%, 3/17/23		100,000	98,280
			161,102
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		200,000	192,126
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		200,000	193,313
South Africa — 2.5%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	22,500,000	1,554,893
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	13,500,000	1,035,127

20

		Principal Amount	Value
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	14,500,000	$927,395
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$100,000	97,851
			3,615,266
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	74,721
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,687,589)			13,675,286
U.S. TREASURY SECURITIES — 9.4%
U.S. Treasury Bonds, 3.50%, 2/15/39		500,000	526,836
U.S. Treasury Bonds, 4.375%, 11/15/39		700,000	830,607
U.S. Treasury Bonds, 4.625%, 2/15/40		300,000	367,881
U.S. Treasury Bonds, 3.125%, 11/15/41		500,000	495,078
U.S. Treasury Bonds, 3.125%, 2/15/42		300,000	296,965
U.S. Treasury Bonds, 3.00%, 5/15/42		1,450,000	1,404,546
U.S. Treasury Bonds, 2.875%, 5/15/43		450,000	425,417
U.S. Treasury Bonds, 3.125%, 8/15/44(7)		1,200,000	1,184,555
U.S. Treasury Bonds, 3.00%, 11/15/44		1,450,000	1,399,363
U.S. Treasury Bonds, 2.50%, 2/15/45		1,050,000	919,488
U.S. Treasury Bonds, 3.00%, 5/15/45		1,400,000	1,350,617
U.S. Treasury Bonds, 3.00%, 11/15/45		500,000	482,129
U.S. Treasury Notes, 2.50%, 5/31/20		1,000,000	995,351
U.S. Treasury Notes, 2.50%, 6/30/20		800,000	796,016
U.S. Treasury Notes, 1.625%, 10/15/20		1,600,000	1,562,125
U.S. Treasury Notes, 2.75%, 5/31/23		300,000	297,598
TOTAL U.S. TREASURY SECURITIES (Cost $13,915,366)			13,334,572
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 8.0%
Private Sponsor Collateralized Mortgage Obligations — 5.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.65%, 10/1/18(4)		81,336	82,462
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.87%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%		149,162	150,806
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.05%, 10/1/18(4)		42,412	41,515
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.49%, 10/1/18(4)		162,335	164,667
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34		105,051	107,316
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		1,556	1,531
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 10/1/18(4)		154,505	155,846
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/1/18(1)(4)		210,456	208,004
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/1/18(1)(4)		177,297	175,371
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.03%, 10/1/18(4)		66,103	65,897
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 10/1/18(4)		77,029	77,531

21

	Principal Amount	Value
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.71%, 10/1/18(4)	$116,829	$106,668
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 10/1/18(1)(4)	341,017	336,081
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/1/18(1)(4)	167,125	164,930
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.90%, 10/1/18(4)	128,894	131,846
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.13%, 10/1/18(4)	65,425	65,599
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.38%, 10/1/18(4)	272,598	267,403
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 10/1/18(4)	15,303	15,732
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.42%, 10/1/18(4)	73,061	75,292
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.11%, 10/25/18(4)	142,645	141,837
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/1/18(1)(4)	176,210	173,089
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/1/18(1)(4)	170,447	171,839
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.72%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	356,799	367,467
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/18(4)	17,333	17,464
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/18(1)(4)	160,137	160,423
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 10/1/18(1)(4)	537,963	542,448
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	712,818	706,322
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 10/1/18(1)(4)	139,762	141,049
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.31%, 10/1/18(4)	83,249	83,939
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.10%, 10/25/18(4)	143,696	140,161
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.07%, 10/1/18(4)	107,331	108,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	111,842	112,577
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	83,915	83,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.01%, 10/1/18(4)	45,836	46,405
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	156,581	157,026
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	88,979	88,021
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	375,266	376,066
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.26%, 10/1/18(4)	106,035	104,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.30%, 10/1/18(4)	101,266	101,140

22

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.91%, 10/1/18(4)	$215,023	$217,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.23%, 10/1/18(4)	118,521	120,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 10/1/18(4)	151,349	152,718
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.71%, 10/1/18(4)	64,704	64,051
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.71%, 10/1/18(4)	131,041	129,579
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.90%, 10/1/18(4)	76,512	72,077
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.19%, 10/1/18(4)	146,544	147,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 2A9, 6.00%, 7/25/37	120,464	117,893
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	114,966	114,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	125,969	125,449
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	137,476	138,013
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	16,982	17,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	38,382	38,550
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, SEQ, 5.25%, 3/25/37	40,703	41,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	181,438	181,279
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.93%, 10/1/18(4)	71,420	68,689
		7,965,589
U.S. Government Agency Collateralized Mortgage Obligations — 2.4%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 3.25%	175,000	196,487
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.42%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.20%	458,004	463,290
FHLMC, Series 2018-DNA1, Class M2, VRN, 4.02%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.80%	100,000	99,496
FHLMC, Series 3397, Class GF, VRN, 2.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.50%	110,937	111,429
FNMA, Series 2006-43, Class FM, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	33,817	33,777
FNMA, Series 2007-36, Class FB, VRN, 2.62%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.40%	176,069	176,633
FNMA, Series 2014-C02, Class 1M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	350,000	372,632
FNMA, Series 2014-C02, Class 2M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	237,197	251,649
FNMA, Series 2016-C03, Class 2M2, VRN, 8.12%, 10/25/18, resets monthly off the 1-month LIBOR plus 5.90%	200,000	231,991
FNMA, Series 2017-C03, Class 1M2, VRN, 5.22%, 10/25/18, resets monthly off the 1-month LIBOR plus 3.00%	225,000	242,574
FNMA, Series 2017-C05, Class 1M2, VRN, 4.42%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.20%	300,000	309,487

23

	Principal Amount	Value
FNMA, Series 2017-C06, Class 2M2, VRN, 5.02%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.80%	$750,000	$783,972
FNMA, Series 2017-C07, Class 1M2, VRN, 4.62%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.40%	150,000	155,564
		3,428,981
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,263,162)		11,394,570
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	439,222
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.83%, 10/1/18(4)	370,000	385,847
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/18(4)	400,000	404,967
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/18(4)	500,000	519,315
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/18(4)	350,000	352,615
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 10/1/18(4)	400,000	389,605
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	150,000	139,627
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	325,000	316,520
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	346,782
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	310,000	308,173
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	248,229
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 10/1/18(4)	400,000	390,741
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/1/18(1)(4)	525,000	489,655
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/18(4)	320,000	323,502
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	350,000	343,016
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 10/1/18(4)	260,000	268,464
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	400,000	377,382
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	779,000	746,394
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	500,000	480,208
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/18(1)(4)	325,000	320,291
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	400,000	383,691
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	500,000	479,069
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,805,595)		8,453,315
24

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS(3) — 4.6%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.86%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	$325,000	$323,647
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.80%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.45%(1)	250,000	245,732
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	500,000	496,845
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.81%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	200,000	197,874
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	200,000	199,122
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	200,000	197,714
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	300,000	295,159
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	225,000	223,611
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.62%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	450,000	446,183
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	250,000	248,358
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.31%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.12%(1)	150,000	149,757
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)	200,000	199,742
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)	300,000	298,901
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(1)	200,000	199,455
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)	300,000	299,396
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	353,000	354,772
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.29%, 10/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)	150,000	149,844
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.84%, 10/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	275,000	274,937
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.32%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	250,000	249,519
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.84%, 10/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	250,000	249,269
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	150,000	150,110

25

	Principal Amount	Value
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)	$200,000	$199,991
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	500,000	496,748
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.74%, 10/25/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	350,000	344,322
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.04%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.70%(1)	150,000	150,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,675,959)		6,641,008
BANK LOAN OBLIGATIONS(8) — 2.3%
Consumer Discretionary — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 12/22/24(9)	180,000	181,188
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc., 2017 Term Loan B, 4.99%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	248,922	247,490
Level 3 Financing Inc., 2017 Term Loan B, 4.43%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	200,000	200,792
Zayo Group, LLC, 2017 Incremental Term Loan, 4.49%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	250,000	251,454
		699,736
Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 3/21/25(9)	230,000	230,557
Health Care Providers and Services — 0.2%
HCA Inc., 2018 Term Loan B10, 4.24%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	348,250	351,248
Hotels, Restaurants and Leisure — 0.5%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	165,186	165,475
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	134,053	134,287
Hilton Worldwide Finance, LLC, Term Loan B2, 3.97%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	350,000	351,969
		651,731
Media — 0.1%
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.41%, 7/17/25, resets monthly off the 1-month LIBOR plus 2.25%	150,000	150,250
Pharmaceuticals — 0.3%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.49%, 5/20/24, resets monthly off the 1-month LIBOR plus 2.25%	176,592	177,958
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.10%, 6/1/25, resets monthly off the 1-month LIBOR plus 3.00%	273,000	274,694
		452,652
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC, 2017 Term Loan B, 9/7/23(9)	150,000	150,481

26

	Principal Amount	Value
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	$253,725	$254,518
		404,999
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 1st Lien Term Loan B, 2/2/24(9)	150,000	150,563
TOTAL BANK LOAN OBLIGATIONS (Cost $3,271,277)		3,272,924
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	180,000	242,276
Chicago GO, 7.05%, 1/1/29	50,000	53,470
Houston GO, 3.96%, 3/1/47	50,000	47,290
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	104,966
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	66,076
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	57,033
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	55,256
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	86,318
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	79,459
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	83,867
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	204,995
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	150,000	183,676
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	95,450
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	50,000	63,699
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	61,103
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	49,640
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	115,833
State of California GO, 6.65%, 3/1/22	40,000	43,664
State of California GO, 4.60%, 4/1/38	10,000	10,390
State of California GO, 7.55%, 4/1/39	130,000	190,207
State of California GO, 7.30%, 10/1/39	5,000	6,997
State of California GO, 7.60%, 11/1/40	25,000	37,251
State of Illinois GO, 5.88%, 3/1/19	55,000	55,637
State of Illinois GO, 5.10%, 6/1/33	40,000	38,454
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	48,360
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	40,000	48,446
State of Washington GO, 5.14%, 8/1/40	90,000	105,310
TOTAL MUNICIPAL SECURITIES (Cost $1,886,077)		2,235,123

27

	Principal Amount/Shares	Value
Credit Agricole Corporate and Investment Bank, 2.19%, 10/1/18(10)	$5,280,000	$5,279,068
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $601,628), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $590,641)		590,543
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $355,196), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $344,030)		344,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	56,483	56,483
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,271,026)		6,270,094
TOTAL INVESTMENT SECURITIES — 109.1% (Cost $158,498,275)		155,386,896
OTHER ASSETS AND LIABILITIES(11) — (9.1)%		(13,011,852)
TOTAL NET ASSETS — 100.0%		$142,375,044

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,880,648	USD	1,451,207	Morgan Stanley	12/19/18	$7,248
USD	486,015	EUR	414,703	JPMorgan Chase Bank N.A.	12/19/18	1,368
USD	2,729,840	HUF	759,807,186	UBS AG	12/19/18	(15,837)
IDR	10,334,177,170	USD	677,207	Goldman Sachs & Co.	12/19/18	7,475
USD	4,202,623	MXN	81,131,644	JPMorgan Chase Bank N.A.	12/19/18	(80,742)
MYR	2,361,943	USD	569,022	Goldman Sachs & Co.	12/19/18	1,078
USD	568,116	MYR	2,361,943	Goldman Sachs & Co.	12/19/18	(1,984)
NOK	10,814,697	USD	1,313,882	Goldman Sachs & Co.	12/19/18	19,362
USD	694,859	PHP	37,933,726	Goldman Sachs & Co.	12/19/18	(2,457)
THB	18,832,132	USD	580,701	Goldman Sachs & Co.	12/19/18	3,069
USD	576,470	THB	18,832,132	Goldman Sachs & Co.	12/19/18	(7,299)
USD	3,273,565	ZAR	49,558,503	UBS AG	12/19/18	(195,029)
						$(263,748)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	13	December 2018	USD	2,600,000	$2,739,547	$(6,123)
U.S. Treasury 5-Year Notes	61	December 2018	USD	6,100,000	6,861,070	(41,838)
U.S. Treasury 10-Year Ultra Notes	12	December 2018	USD	1,200,000	1,512,000	(18,777)
U.S. Treasury Long Bonds	11	December 2018	USD	1,100,000	1,545,500	(28,939)
					$12,658,117	$(95,677)

28

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	63	December 2018	EUR	6,300,000	$9,560,206	$66,457
Euro-Bund 10-Year Bonds	20	December 2018	EUR	2,000,000	3,687,264	45,248
U.K. Gilt 10-Year Bonds	25	December 2018	GBP	2,500,000	3,940,831	33,199
U.S. Treasury 10-Year Notes	10	December 2018	USD	1,000,000	1,187,812	11,071
					$18,376,113	$155,975

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$730,000	$45,044	$12,804	$57,848
Markit CDX North America Investment Grade Index Series 30	Sell	1.00%	6/20/23	$1,500,000	23,310	6,842	30,152
					$68,354	$19,646	$88,000

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	199,000,000	$318
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	195,000,000	(1,333)
							$(1,015)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.99%	8/11/23	MXN	15,000,000	$517	$2,066	$2,583
MXIBTIIE	Pay	7.99%	8/11/23	MXN	15,000,000	517	2,150	2,667
						$1,034	$4,216	$5,250

29

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,649,901, which represented 24.3% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Forward commitment. Settlement date is indicated.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, future contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $400,271.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)	The rate indicated is the yield to maturity at purchase.

(11)	Amount relates primarily to payable for investments purchased, but not settled, at period end.
See Notes to Financial Statements.

30

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $158,498,275)	$155,386,896
Foreign currency holdings, at value (cost of $5,711)	6,578
Receivable for investments sold	129,697
Receivable for capital shares sold	44,993
Receivable for variation margin on futures contracts	1,785
Receivable for variation margin on swap agreements	427
Unrealized appreciation on forward foreign currency exchange contracts	39,600
Swap agreements, at value	318
Interest receivable	1,071,815
156,682,109

Liabilities
Payable for investments purchased	13,729,075
Payable for capital shares redeemed	144,379
Payable for variation margin on futures contracts	43,578
Payable for variation margin on swap agreements	347
Unrealized depreciation on forward foreign currency exchange contracts	303,348
Swap agreements, at value	1,333
Accrued management fees	61,641
Distribution and service fees payable	6,615
Dividends payable	16,749
14,307,065

Net Assets	$142,375,044

Net Assets Consist of:
Capital paid in	$148,709,662
Undistributed net investment income	268,897
Accumulated net realized loss	(3,311,332)
Net unrealized depreciation	(3,292,183)
$142,375,044

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$108,933,374	10,506,675	$10.37
I Class	$4,248,607	409,915	$10.36
A Class	$14,855,397	1,432,676	$10.37*
C Class	$4,002,222	386,054	$10.37
R Class	$537,134	51,811	$10.37
R5 Class	$9,798,310	945,532	$10.36
*Maximum offering price $10.86 (net asset value divided by 0.955).

See Notes to Financial Statements.

31

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,756,279

Expenses:
Management fees	456,530
Distribution and service fees:
A Class	17,703
C Class	23,109
R Class	1,576
Trustees' fees and expenses	5,290
Other expenses	3,503
507,711
Fees waived(1)	(23,947)
483,764

Net investment income (loss)	2,272,515

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(736,080)
Forward foreign currency exchange contract transactions	1,231,348
Futures contract transactions	(517,470)
Swap agreement transactions	150,467
Foreign currency translation transactions	(39,016)
89,249

Change in net unrealized appreciation (depreciation) on:
Investments	(2,776,646)
Forward foreign currency exchange contracts	(138,105)
Futures contracts	190,982
Swap agreements	33,887
Translation of assets and liabilities in foreign currencies	(3,396)
(2,693,278)

Net realized and unrealized gain (loss)	(2,604,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(331,514)

(1)	Amount consists of $18,494, $581, $2,450, $686, $89 and $1,647 for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

32

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$2,272,515	$3,814,144
Net realized gain (loss)	89,249	557,714
Change in net unrealized appreciation (depreciation)	(2,693,278)	(2,256,819)
Net increase (decrease) in net assets resulting from operations	(331,514)	2,115,039

Distributions to Shareholders
From net investment income:
Investor Class	(2,149,346)	(3,309,250)
I Class	(64,216)	(72,476)
A Class	(253,267)	(426,476)
C Class	(63,271)	(118,460)
R Class	(10,144)	(28,086)
R5 Class	(196,016)	(191,965)
Decrease in net assets from distributions	(2,736,260)	(4,146,713)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,735,189)	29,557,142

Net increase (decrease) in net assets	(8,802,963)	27,525,468

Net Assets
Beginning of period	151,178,007	123,652,539
End of period	$142,375,044	$151,178,007

Undistributed net investment income	$268,897	$732,642

See Notes to Financial Statements.

33

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

34

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

35

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. During the period ended September 30, 2018, the investment advisor agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Trustees.

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The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2018 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.3425% to 0.4600%	0.2500% to 0.3100%	0.64%	0.61%
I Class		0.1500% to 0.2100%	0.54%	0.51%
A Class		0.2500% to 0.3100%	0.64%	0.61%
C Class		0.2500% to 0.3100%	0.64%	0.61%
R Class		0.2500% to 0.3100%	0.64%	0.61%
R5 Class		0.0500% to 0.1100%	0.44%	0.41%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $96,739,478, of which $72,439,717 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $103,403,060, of which $77,261,064 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,106,175	$11,571,505	6,140,417	$66,171,749
Issued in reinvestment of distributions	197,335	2,059,447	293,625	3,163,844
Redeemed	(1,974,722)	(20,645,713)	(3,117,106)	(33,617,792)
	(671,212)	(7,014,761)	3,316,936	35,717,801
I Class
Sold	200,893	2,097,153	411,246	4,460,774
Issued in reinvestment of distributions	5,665	59,056	5,752	61,787
Redeemed	(121,739)	(1,270,985)	(91,902)	(984,924)
	84,819	885,224	325,096	3,537,637
A Class
Sold	262,817	2,745,935	699,222	7,587,825
Issued in reinvestment of distributions	23,755	247,888	38,296	412,763
Redeemed	(189,387)	(1,980,019)	(1,969,049)	(21,228,270)
	97,185	1,013,804	(1,231,531)	(13,227,682)
C Class
Sold	7,390	77,244	31,834	343,401
Issued in reinvestment of distributions	5,494	57,332	9,942	107,149
Redeemed	(116,090)	(1,212,810)	(202,061)	(2,181,265)
	(103,206)	(1,078,234)	(160,285)	(1,730,715)
R Class
Sold	13,325	139,506	21,897	235,997
Issued in reinvestment of distributions	926	9,664	2,498	26,967
Redeemed	(35,614)	(371,818)	(88,669)	(962,216)
	(21,363)	(222,648)	(64,274)	(699,252)
R5 Class
Sold	126,504	1,322,928	849,590	9,193,981
Issued in reinvestment of distributions	18,703	195,088	17,916	191,965
Redeemed	(80,116)	(836,590)	(317,284)	(3,426,593)
	65,091	681,426	550,222	5,959,353
Net increase (decrease)	(548,686)	$(5,735,189)	2,736,164	$29,557,142

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$51,410,626	—
U.S. Government Agency Mortgage-Backed Securities	—	24,935,061	—
Asset-Backed Securities	—	13,764,317	—
Sovereign Governments and Agencies	—	13,675,286	—
U.S. Treasury Securities	—	13,334,572	—
Collateralized Mortgage Obligations	—	11,394,570	—
Commercial Mortgage-Backed Securities	—	8,453,315	—
Collateralized Loan Obligations	—	6,641,008	—
Bank Loan Obligations	—	3,272,924	—
Municipal Securities	—	2,235,123	—
Temporary Cash Investments	$56,483	6,213,611	—
	$56,483	$155,330,413	—
Other Financial Instruments
Futures Contracts	$11,071	$144,904	—
Swap Agreements	—	93,568	—
Forward Foreign Currency Exchange Contracts	—	39,600	—
	$11,071	$278,072	—

Liabilities
Other Financial Instruments
Futures Contracts	$95,677	—	—
Swap Agreements	—	$1,333	—
Forward Foreign Currency Exchange Contracts	—	303,348	—
	$95,677	$304,681	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,855,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $34,114,141.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $15,953,045 futures contracts purchased and $18,133,887 futures contracts sold.

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A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $3,534,949.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $5,400,000.

Value of Derivative Instruments as of September 30, 2018
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$427	Payable for variation margin on swap agreements*	$9
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	39,600	Unrealized depreciation on forward foreign currency exchange contracts	303,348
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,785	Payable for variation margin on futures contracts*	43,578
Interest Rate Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	338
Interest Rate Risk	Swap agreements	318	Swap agreements	1,333
		$42,130		$348,606

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$69,655	Change in net unrealized appreciation (depreciation) on swap agreements	$66,877
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	1,231,348	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(138,105)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(517,470)	Change in net unrealized appreciation (depreciation) on futures contracts	190,982
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	13,934	Change in net unrealized appreciation (depreciation) on swap agreements	3,201
Other Contracts	Net realized gain (loss) on swap agreement transactions	66,878	Change in net unrealized appreciation (depreciation) on swap agreements	(36,191)
		$864,345		$86,764

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$158,521,889
Gross tax appreciation of investments	$1,136,039
Gross tax depreciation of investments	(4,271,032)
Net tax appreciation (depreciation) of investments	$(3,134,993)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(2,674,762) and accumulated long-term capital losses of $(788,168), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.59	0.17	(0.19)	(0.02)	(0.20)	—	(0.20)	$10.37	(0.19)%	0.62%(4)	0.65%(4)	3.16%(4)	3.13%(4)	63%	$108,933
2018	$10.71	0.30	(0.09)	0.21	(0.33)	—	(0.33)	$10.59	1.92%	0.63%	0.65%	2.80%	2.78%	144%	$118,329
2017	$10.82	0.27	(0.08)	0.19	(0.30)	—	(0.30)	$10.71	1.76%	0.62%	0.65%	2.52%	2.49%	150%	$84,193
2016	$11.02	0.27	(0.16)	0.11	(0.31)	—	(0.31)	$10.82	1.02%	0.63%	0.65%	2.53%	2.51%	145%	$90,012
2015	$10.75	0.27	0.34	0.61	(0.34)	—	(0.34)	$11.02	5.73%	0.65%	0.65%	2.51%	2.51%	119%	$90,251
2014	$11.18	0.23	(0.30)	(0.07)	(0.29)	(0.07)	(0.36)	$10.75	(0.56)%	0.65%	0.65%	2.15%	2.15%	130%	$109,463
I Class
2018(3)	$10.58	0.17	(0.19)	(0.02)	(0.20)	—	(0.20)	$10.36	(0.15)%	0.52%(4)	0.55%(4)	3.26%(4)	3.23%(4)	63%	$4,249
2018(5)	$10.73	0.31	(0.13)	0.18	(0.33)	—	(0.33)	$10.58	1.65%	0.53%(4)	0.55%(4)	2.97%(4)	2.95%(4)	144%(6)	$3,441
A Class
2018(3)	$10.59	0.15	(0.18)	(0.03)	(0.19)	—	(0.19)	$10.37	(0.32)%	0.87%(4)	0.90%(4)	2.91%(4)	2.88%(4)	63%	$14,855
2018	$10.71	0.27	(0.09)	0.18	(0.30)	—	(0.30)	$10.59	1.67%	0.88%	0.90%	2.55%	2.53%	144%	$14,139
2017	$10.82	0.25	(0.09)	0.16	(0.27)	—	(0.27)	$10.71	1.51%	0.87%	0.90%	2.27%	2.24%	150%	$27,498
2016	$11.02	0.24	(0.16)	0.08	(0.28)	—	(0.28)	$10.82	0.77%	0.88%	0.90%	2.28%	2.26%	145%	$28,220
2015	$10.75	0.25	0.33	0.58	(0.31)	—	(0.31)	$11.02	5.46%	0.90%	0.90%	2.26%	2.26%	119%	$29,532
2014	$11.18	0.20	(0.29)	(0.09)	(0.27)	(0.07)	(0.34)	$10.75	(0.81)%	0.90%	0.90%	1.90%	1.90%	130%	$42,286

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$10.58	0.11	(0.17)	(0.06)	(0.15)	—	(0.15)	$10.37	(0.60)%	1.62%(4)	1.65%(4)	2.16%(4)	2.13%(4)	63%	$4,002
2018	$10.71	0.19	(0.10)	0.09	(0.22)	—	(0.22)	$10.58	0.81%	1.63%	1.65%	1.80%	1.78%	144%	$5,179
2017	$10.82	0.17	(0.09)	0.08	(0.19)	—	(0.19)	$10.71	0.76%	1.62%	1.65%	1.52%	1.49%	150%	$6,955
2016	$11.01	0.16	(0.15)	0.01	(0.20)	—	(0.20)	$10.82	0.11%	1.63%	1.65%	1.53%	1.51%	145%	$8,618
2015	$10.75	0.16	0.33	0.49	(0.23)	—	(0.23)	$11.01	4.58%	1.65%	1.65%	1.51%	1.51%	119%	$10,563
2014	$11.18	0.12	(0.29)	(0.17)	(0.19)	(0.07)	(0.26)	$10.75	(1.55)%	1.65%	1.65%	1.15%	1.15%	130%	$13,801
R Class
2018(3)	$10.59	0.14	(0.19)	(0.05)	(0.17)	—	(0.17)	$10.37	(0.44)%	1.12%(4)	1.15%(4)	2.66%(4)	2.63%(4)	63%	$537
2018	$10.71	0.24	(0.09)	0.15	(0.27)	—	(0.27)	$10.59	1.41%	1.13%	1.15%	2.30%	2.28%	144%	$775
2017	$10.82	0.22	(0.08)	0.14	(0.25)	—	(0.25)	$10.71	1.26%	1.12%	1.15%	2.02%	1.99%	150%	$1,472
2016	$11.01	0.22	(0.16)	0.06	(0.25)	—	(0.25)	$10.82	0.61%	1.13%	1.15%	2.03%	2.01%	145%	$2,649
2015	$10.75	0.22	0.32	0.54	(0.28)	—	(0.28)	$11.01	5.11%	1.15%	1.15%	2.01%	2.01%	119%	$2,762
2014	$11.18	0.18	(0.30)	(0.12)	(0.24)	(0.07)	(0.31)	$10.75	(1.06)%	1.15%	1.15%	1.65%	1.65%	130%	$2,047
R5 Class
2018(3)	$10.58	0.18	(0.19)	(0.01)	(0.21)	—	(0.21)	$10.36	(0.10)%	0.42%(4)	0.45%(4)	3.36%(4)	3.33%(4)	63%	$9,798
2018	$10.71	0.33	(0.11)	0.22	(0.35)	—	(0.35)	$10.58	2.03%	0.43%	0.45%	3.00%	2.98%	144%	$9,315
2017	$10.82	0.30	(0.09)	0.21	(0.32)	—	(0.32)	$10.71	1.97%	0.42%	0.45%	2.72%	2.69%	150%	$3,535
2016	$11.02	0.29	(0.16)	0.13	(0.33)	—	(0.33)	$10.82	1.23%	0.43%	0.45%	2.73%	2.71%	145%	$1,224
2015	$10.75	0.30	0.33	0.63	(0.36)	—	(0.36)	$11.02	5.94%	0.45%	0.45%	2.71%	2.71%	119%	$1,051
2014	$11.18	0.25	(0.29)	(0.04)	(0.32)	(0.07)	(0.39)	$10.75	(0.36)%	0.45%	0.45%	2.35%	2.35%	130%	$2,656

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

47

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

48

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was in the lowest quartile of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

49

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

50

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 1811

Semiannual Report

September 30, 2018

Diversified Bond Fund
Investor Class (ADFIX)
I Class (ACBPX)
Y Class (ADVYX)
A Class (ADFAX)
C Class (CDBCX)
R Class (ADVRX)
R5 Class (ADRVX)
R6 Class (ADDVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	5.4 years
Weighted Average Life to Maturity	8.6 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	30.7%
U.S. Government Agency Mortgage-Backed Securities	24.3%
U.S. Treasury Securities	16.3%
Asset-Backed Securities	8.7%
Sovereign Governments and Agencies	7.4%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Loan Obligations	4.2%
Bank Loan Obligations	2.0%
Municipal Securities	1.4%
Temporary Cash Investments	4.1%
Other Assets and Liabilities	(11.7)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$995.10	$3.00	0.60%
I Class	$1,000	$996.10	$2.00	0.40%
Y Class	$1,000	$996.20	$1.85	0.37%
A Class	$1,000	$994.80	$4.25	0.85%
C Class	$1,000	$990.10	$7.98	1.60%
R Class	$1,000	$992.60	$5.49	1.10%
R5 Class	$1,000	$996.30	$2.00	0.40%
R6 Class	$1,000	$997.30	$1.75	0.35%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,023.06	$2.03	0.40%
Y Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R5 Class	$1,000	$1,023.06	$2.03	0.40%
R6 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 30.7%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.55%, 1/15/26	$1,000,000	$988,420
Lockheed Martin Corp., 3.80%, 3/1/45	1,460,000	1,369,579
Rockwell Collins, Inc., 4.35%, 4/15/47	1,580,000	1,511,325
United Technologies Corp., 6.05%, 6/1/36	1,868,000	2,170,001
		6,039,325
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,736,000	1,743,474
Automobiles — 1.1%
Ford Motor Co., 4.35%, 12/8/26	2,500,000	2,357,909
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	6,190,000	6,127,321
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	3,698,873
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	8,810,000	9,219,456
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	3,820,000	3,626,090
General Motors Co., 5.15%, 4/1/38	4,750,000	4,426,415
General Motors Financial Co., Inc., 3.15%, 1/15/20	6,350,000	6,341,007
General Motors Financial Co., Inc., 3.20%, 7/6/21	4,620,000	4,567,326
General Motors Financial Co., Inc., 5.25%, 3/1/26	7,740,000	7,931,961
		48,296,358
Banks — 4.6%
Bank of America Corp., MTN, 4.20%, 8/26/24	9,400,000	9,449,457
Bank of America Corp., MTN, 4.00%, 1/22/25	10,500,000	10,366,106
Bank of America Corp., MTN, VRN, 2.37%, 7/21/20(2)	6,270,000	6,161,482
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	2,450,000	2,437,211
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	8,772,000	8,515,642
Bank of America N.A., 6.00%, 10/15/36	3,330,000	3,960,200
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	2,960,000	2,943,721
Barclays Bank plc, 5.14%, 10/14/20	4,230,000	4,336,403
Barclays plc, 4.375%, 1/12/26	3,500,000	3,401,923
Barclays plc, 4.95%, 1/10/47	2,500,000	2,327,463
BPCE SA, 3.00%, 5/22/22(1)	4,760,000	4,605,857
BPCE SA, 5.15%, 7/21/24(1)	3,580,000	3,644,710
BPCE SA, 3.50%, 10/23/27(1)	2,000,000	1,827,240
Branch Banking & Trust Co., 3.625%, 9/16/25	1,653,000	1,626,308
Capital One Financial Corp., 3.75%, 7/28/26	7,305,000	6,824,359
Citigroup, Inc., 2.90%, 12/8/21	6,200,000	6,073,915
Citigroup, Inc., 2.75%, 4/25/22	5,530,000	5,375,708
Citigroup, Inc., 4.05%, 7/30/22	1,660,000	1,675,106
Citigroup, Inc., 3.20%, 10/21/26	7,500,000	7,008,346
Citigroup, Inc., 4.45%, 9/29/27	16,315,000	16,134,873
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	2,240,000	2,108,528
Commerzbank AG, 8.125%, 9/19/23(1)	1,330,000	1,517,967

	Principal Amount	Value
Cooperatieve Rabobank UA, 3.95%, 11/9/22	$6,470,000	$6,434,020
Discover Bank, 3.35%, 2/6/23	4,500,000	4,373,150
Fifth Third Bank, 2.875%, 10/1/21	3,210,000	3,156,648
Huntington Bancshares, Inc., 2.30%, 1/14/22	4,580,000	4,389,320
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	2,510,000	2,336,026
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	1,580,000	1,427,137
JPMorgan Chase & Co., 2.55%, 3/1/21	4,290,000	4,214,203
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	6,916,906
JPMorgan Chase & Co., 3.25%, 9/23/22	5,020,000	4,965,935
JPMorgan Chase & Co., 3.875%, 9/10/24	4,975,000	4,929,841
JPMorgan Chase & Co., 3.125%, 1/23/25	10,400,000	9,981,182
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	4,160,000	3,892,897
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	3,300,000	3,016,482
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	4,000,000	4,084,025
Regions Financial Corp., 2.75%, 8/14/22	4,790,000	4,622,558
SunTrust Bank, 3.30%, 5/15/26	3,950,000	3,722,256
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	700,000	648,677
US Bancorp, MTN, 3.60%, 9/11/24	2,820,000	2,795,954
Wells Fargo & Co., 3.07%, 1/24/23	3,770,000	3,680,791
Wells Fargo & Co., 4.125%, 8/15/23	2,170,000	2,194,962
Wells Fargo & Co., 5.61%, 1/15/44	3,300,000	3,647,874
Wells Fargo & Co., MTN, 3.55%, 9/29/25	3,240,000	3,159,044
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,850,000	2,815,385
Wells Fargo & Co., MTN, 4.65%, 11/4/44	2,890,000	2,835,974
		206,563,772
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	1,990,000	1,966,570
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	5,100,000	4,953,503
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	8,820,000	8,871,792
Constellation Brands, Inc., 4.75%, 12/1/25	4,240,000	4,347,922
		20,139,787
Biotechnology — 1.5%
AbbVie, Inc., 2.90%, 11/6/22	9,130,000	8,876,436
AbbVie, Inc., 3.60%, 5/14/25	3,970,000	3,846,781
AbbVie, Inc., 4.40%, 11/6/42	2,810,000	2,607,098
AbbVie, Inc., 4.70%, 5/14/45	2,325,000	2,238,417
Amgen, Inc., 2.65%, 5/11/22	10,080,000	9,796,705
Amgen, Inc., 4.66%, 6/15/51	4,170,000	4,121,721
Celgene Corp., 3.25%, 8/15/22	6,640,000	6,553,375
Celgene Corp., 3.875%, 8/15/25	7,450,000	7,346,538
Celgene Corp., 3.45%, 11/15/27	1,280,000	1,196,711
Celgene Corp., 5.00%, 8/15/45	1,400,000	1,394,389
Gilead Sciences, Inc., 4.40%, 12/1/21	6,230,000	6,435,901
Gilead Sciences, Inc., 3.65%, 3/1/26	11,010,000	10,824,598
		65,238,670
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	3,800,000	3,841,042

	Principal Amount	Value
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	$3,240,000	$2,915,838
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	2,800,000	2,836,540
Dow Chemical Co. (The), 4.375%, 11/15/42	2,600,000	2,471,882
LyondellBasell Industries NV, 5.00%, 4/15/19	1,691,000	1,699,603
Westlake Chemical Corp., 4.375%, 11/15/47	2,730,000	2,430,727
		9,438,752
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,171,986
Communications Equipment — 0.1%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	3,090,000	2,981,850
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	2,830,000	2,838,360
Consumer Finance — 0.5%
Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	4,771,207
CIT Group, Inc., 5.00%, 8/15/22	5,480,000	5,614,260
Discover Bank, 3.45%, 7/27/26	5,790,000	5,393,899
IHS Markit Ltd., 4.75%, 2/15/25(1)	3,160,000	3,219,218
PNC Bank N.A., 3.80%, 7/25/23	3,100,000	3,098,508
Synchrony Financial, 2.60%, 1/15/19	2,310,000	2,308,281
		24,405,373
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	5,880,000	5,818,260
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	4,810,000	4,841,265
		10,659,525
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	1,600,000	1,508,255
Catholic Health Initiatives, 2.95%, 11/1/22	2,420,000	2,335,895
George Washington University (The), 3.55%, 9/15/46	1,805,000	1,620,481
		5,464,631
Diversified Financial Services — 2.7%
Ally Financial, Inc., 4.625%, 3/30/25	3,650,000	3,636,312
Banco Santander SA, 3.50%, 4/11/22	5,400,000	5,295,271
BNP Paribas SA, 4.375%, 9/28/25(1)	3,950,000	3,866,256
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	9,590,000	9,517,078
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	5,500,000	5,480,702
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	6,320,000	6,725,741
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	5,710,000	5,533,320
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	11,520,000	10,938,139
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	3,010,000	3,082,133
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(2)	2,800,000	2,733,036
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(2)	3,000,000	2,867,735

	Principal Amount	Value
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(2)	$3,600,000	$3,435,888
HSBC Holdings plc, 4.30%, 3/8/26	4,980,000	4,960,298
HSBC Holdings plc, 4.375%, 11/23/26	6,200,000	6,100,922
HSBC Holdings plc, VRN, 3.26%, 3/13/22(2)	4,900,000	4,802,424
Morgan Stanley, 2.75%, 5/19/22	5,110,000	4,958,931
Morgan Stanley, 5.00%, 11/24/25	3,830,000	3,970,853
Morgan Stanley, 4.375%, 1/22/47	1,650,000	1,609,856
Morgan Stanley, MTN, 3.70%, 10/23/24	9,830,000	9,683,333
Morgan Stanley, MTN, 4.00%, 7/23/25	11,000,000	10,967,916
Morgan Stanley, VRN, 3.97%, 7/22/37(2)	1,880,000	1,758,547
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	8,150,000	7,988,594
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	2,930,000	2,912,950
		122,826,235
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 5.00%, 3/1/21	2,340,000	2,423,220
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,189,472
AT&T, Inc., 3.40%, 5/15/25	8,480,000	8,081,608
AT&T, Inc., 4.10%, 2/15/28(1)	1,500,000	1,456,490
AT&T, Inc., 5.25%, 3/1/37	2,000,000	1,996,723
AT&T, Inc., 4.75%, 5/15/46	2,220,000	2,032,589
AT&T, Inc., 5.15%, 11/15/46(1)	4,521,000	4,331,235
AT&T, Inc., 5.45%, 3/1/47	3,360,000	3,369,299
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	3,600,000	3,418,149
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	10,000,000	10,004,600
Orange SA, 4.125%, 9/14/21	2,200,000	2,252,145
Orange SA, 5.50%, 2/6/44	1,570,000	1,754,088
Telefonica Emisiones SAU, 4.10%, 3/8/27	3,100,000	2,983,387
Verizon Communications, Inc., 3.50%, 11/1/24	4,000,000	3,951,145
Verizon Communications, Inc., 2.625%, 8/15/26	9,150,000	8,306,367
Verizon Communications, Inc., 5.01%, 8/21/54	5,350,000	5,391,258
		64,941,775
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47	1,920,000	1,756,468
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	2,360,000	2,441,090
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	1,940,000	1,908,475
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	3,340,000	3,210,575
		9,316,608
Energy Equipment and Services — 0.2%
Halliburton Co., 3.80%, 11/15/25	3,300,000	3,275,664
Halliburton Co., 4.85%, 11/15/35	3,930,000	4,117,987
		7,393,651
Entertainment — 1.0%
CBS Corp., 4.00%, 1/15/26	3,000,000	2,943,566
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,900,000	2,732,960
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	12,530,000	12,735,087

	Principal Amount	Value
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	$2,500,000	$2,394,729
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	2,780,000	2,994,431
Comcast Corp., 6.40%, 5/15/38	2,270,000	2,689,172
Comcast Corp., 4.75%, 3/1/44	4,540,000	4,530,728
Discovery Communications LLC, 5.625%, 8/15/19	1,716,000	1,753,966
Discovery Communications LLC, 3.95%, 3/20/28	4,880,000	4,641,749
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,488,938
Time Warner Cable LLC, 5.50%, 9/1/41	1,020,000	984,144
Time Warner Cable LLC, 4.50%, 9/15/42	1,770,000	1,513,717
		44,403,187
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 5.05%, 9/1/20	2,000,000	2,063,252
American Tower Corp., 3.375%, 10/15/26	4,920,000	4,587,557
Boston Properties LP, 3.65%, 2/1/26	4,900,000	4,752,200
Crown Castle International Corp., 5.25%, 1/15/23	3,240,000	3,398,768
Crown Castle International Corp., 4.45%, 2/15/26	3,630,000	3,652,928
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	3,500,000	3,574,375
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,095,687
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,666,530
Hospitality Properties Trust, 4.65%, 3/15/24	2,850,000	2,835,674
Hudson Pacific Properties LP, 3.95%, 11/1/27	3,420,000	3,188,079
Kilroy Realty LP, 3.80%, 1/15/23	3,380,000	3,353,711
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,489,124
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,562,140
VEREIT Operating Partnership LP, 4.125%, 6/1/21	4,538,000	4,581,949
Welltower, Inc., 3.75%, 3/15/23	4,490,000	4,461,871
		51,263,845
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	5,400,000	5,362,735
Kroger Co. (The), 3.30%, 1/15/21	1,235,000	1,235,675
Kroger Co. (The), 3.875%, 10/15/46	2,680,000	2,240,414
Walmart, Inc., 4.05%, 6/29/48	3,530,000	3,537,011
		12,375,835
Food Products — 0.2%
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,100,000	2,057,711
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,120,000	991,351
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	4,280,000	4,205,100
		7,254,162
Gas Utilities — 2.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,020,020
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	3,950,000	4,050,449
Enbridge, Inc., 4.00%, 10/1/23	2,630,000	2,652,895
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	2,071,868
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,275,290
Energy Transfer Equity LP, 4.25%, 3/15/23	4,740,000	4,722,225

	Principal Amount	Value
Energy Transfer Partners LP, 4.90%, 3/15/35	$3,470,000	$3,268,294
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	2,068,415
Energy Transfer Partners LP, 6.00%, 6/15/48	610,000	651,736
Enterprise Products Operating LLC, 4.85%, 3/15/44	7,480,000	7,640,215
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,510,889
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,148,675
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,250,000	4,802,463
Kinder Morgan, Inc., 5.55%, 6/1/45	3,560,000	3,770,888
Magellan Midstream Partners LP, 6.55%, 7/15/19	2,680,000	2,755,011
MPLX LP, 4.875%, 6/1/25	3,800,000	3,930,001
MPLX LP, 4.50%, 4/15/38	2,130,000	2,011,407
MPLX LP, 5.20%, 3/1/47	2,480,000	2,490,559
ONEOK, Inc., 4.00%, 7/13/27	1,000,000	968,266
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,440,000	3,400,212
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	8,040,000	8,582,877
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	5,750,000	5,621,157
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	5,850,000	5,561,779
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	2,940,000	2,872,380
Williams Cos., Inc. (The), 4.125%, 11/15/20	5,003,000	5,064,097
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,350,000	3,316,484
Williams Cos., Inc. (The), 5.10%, 9/15/45	2,160,000	2,181,332
		94,409,884
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories, 3.75%, 11/30/26	3,590,000	3,584,919
Becton Dickinson and Co., 3.73%, 12/15/24	8,791,000	8,619,011
Medtronic, Inc., 3.50%, 3/15/25	4,590,000	4,557,165
Medtronic, Inc., 4.375%, 3/15/35	3,010,000	3,114,570
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,138,501
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	3,000,000	2,786,243
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,060,405
		26,860,814
Health Care Providers and Services — 1.1%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,486,404
Anthem, Inc., 3.65%, 12/1/27	2,800,000	2,666,087
Anthem, Inc., 4.65%, 1/15/43	3,625,000	3,575,964
CVS Health Corp., 4.30%, 3/25/28	7,110,000	7,053,408
CVS Health Corp., 4.78%, 3/25/38	2,980,000	2,966,092
CVS Health Corp., 5.05%, 3/25/48	2,760,000	2,830,549
Duke University Health System, Inc., 3.92%, 6/1/47	3,085,000	2,979,085
Express Scripts Holding Co., 3.40%, 3/1/27	1,000,000	930,470
Halfmoon Parent, Inc., 4.90%, 12/15/48(1)	1,830,000	1,834,876
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	1,860,000	1,758,277
Kaiser Foundation Hospitals, 4.15%, 5/1/47	1,570,000	1,569,299
Northwell Healthcare, Inc., 4.26%, 11/1/47	2,180,000	2,073,871
Stanford Health Care, 3.80%, 11/15/48	1,760,000	1,667,018
Tenet Healthcare Corp., 4.625%, 7/15/24	3,077,000	2,998,536

	Principal Amount	Value
UnitedHealth Group, Inc., 2.875%, 3/15/22	$4,060,000	$3,999,009
UnitedHealth Group, Inc., 3.75%, 7/15/25	3,920,000	3,940,738
Universal Health Services, Inc., 4.75%, 8/1/22(1)	3,700,000	3,727,750
		48,057,433
Hotels, Restaurants and Leisure — 0.4%
Aramark Services, Inc., 5.00%, 4/1/25(1)	5,810,000	5,846,312
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	4,550,000	4,414,865
International Game Technology plc, 6.25%, 2/15/22(1)	1,300,000	1,352,000
McDonald's Corp., MTN, 3.375%, 5/26/25	1,480,000	1,442,764
McDonald's Corp., MTN, 4.70%, 12/9/35	2,270,000	2,363,937
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	2,500,000	2,633,204
		18,053,082
Household Durables — 0.4%
D.R. Horton, Inc., 2.55%, 12/1/20	2,420,000	2,371,593
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,340,600
Lennar Corp., 4.50%, 4/30/24	2,700,000	2,650,590
Lennar Corp., 4.75%, 11/29/27	2,250,000	2,174,062
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,714,975
Toll Brothers Finance Corp., 4.35%, 2/15/28	3,620,000	3,336,011
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,460,000	1,472,775
		18,060,606
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47	3,380,000	3,235,851
General Electric Co., 4.125%, 10/9/42	1,870,000	1,668,552
		4,904,403
Insurance — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,670,000	6,697,395
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,504,911
American International Group, Inc., 4.125%, 2/15/24	10,080,000	10,134,793
American International Group, Inc., 4.50%, 7/16/44	2,150,000	2,022,634
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	4,800,000	4,770,651
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	2,120,000	2,107,454
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,660,000	1,731,852
Chubb INA Holdings, Inc., 3.15%, 3/15/25	2,200,000	2,127,412
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,368,890
International Lease Finance Corp., 5.875%, 8/15/22	1,670,000	1,767,743
Markel Corp., 4.90%, 7/1/22	4,070,000	4,193,594
MetLife, Inc., 4.875%, 11/13/43	1,405,000	1,478,668
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,813,068
Prudential Financial, Inc., 3.94%, 12/7/49	4,500,000	4,055,211
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,452,752
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,748,583
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,516,535
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,213,595
		59,705,741

	Principal Amount	Value
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	$3,900,000	$3,880,369
Alibaba Group Holding Ltd., 3.60%, 11/28/24	7,000,000	6,884,031
		10,764,400
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	4,050,000	3,747,090
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	2,680,000	3,654,341
21st Century Fox America, Inc., 4.75%, 9/15/44	1,000,000	1,078,873
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	4,900,000	4,526,375
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,370,000	2,372,638
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,630,370
Viacom, Inc., 4.25%, 9/1/23	4,100,000	4,134,663
Viacom, Inc., 4.375%, 3/15/43	2,980,000	2,605,964
Warner Media LLC, 4.70%, 1/15/21	2,410,000	2,476,279
Warner Media LLC, 2.95%, 7/15/26	3,500,000	3,177,284
Warner Media LLC, 3.80%, 2/15/27	2,500,000	2,394,209
Warner Media LLC, 5.35%, 12/15/43	1,520,000	1,502,093
		29,553,089
Metals and Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 5/1/43	1,710,000	1,904,807
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,469,226
Steel Dynamics, Inc., 4.125%, 9/15/25	5,160,000	4,967,532
Steel Dynamics, Inc., 5.00%, 12/15/26	2,000,000	1,995,000
		10,336,565
Multi-Utilities — 1.5%
American Electric Power Co., Inc., 3.20%, 11/13/27	2,050,000	1,923,166
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	2,850,000	2,842,875
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,900,000	3,840,610
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,700,000	2,443,502
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,943,502
Dominion Energy, Inc., 3.625%, 12/1/24	4,810,000	4,706,166
Dominion Energy, Inc., 4.90%, 8/1/41	3,920,000	4,030,044
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,694,168
Duke Energy Corp., 2.65%, 9/1/26	1,520,000	1,375,997
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,646,875
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,530,960
Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	1,865,554
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,084,200
Exelon Corp., 5.15%, 12/1/20	2,700,000	2,779,613
Exelon Corp., 4.45%, 4/15/46	3,462,000	3,363,965
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,549,442
FirstEnergy Corp., 4.25%, 3/15/23	2,310,000	2,347,699
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,153,218
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	4,860,000	4,681,728
NiSource, Inc., 5.65%, 2/1/45	2,680,000	2,999,887
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,699,851

	Principal Amount	Value
Sempra Energy, 2.875%, 10/1/22	$2,720,000	$2,639,244
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,586,830
Sempra Energy, 4.00%, 2/1/48	2,000,000	1,787,645
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,170,000	1,917,899
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,111,716
Southwestern Public Service Co., 3.70%, 8/15/47	1,880,000	1,731,034
Xcel Energy, Inc., 3.35%, 12/1/26	1,680,000	1,613,692
		67,891,082
Oil, Gas and Consumable Fuels — 2.5%
Anadarko Petroleum Corp., 5.55%, 3/15/26	1,630,000	1,734,461
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,794,405
Antero Resources Corp., 5.00%, 3/1/25	3,860,000	3,903,425
Cenovus Energy, Inc., 4.25%, 4/15/27	1,740,000	1,684,277
Cimarex Energy Co., 4.375%, 6/1/24	4,480,000	4,523,214
CNOOC Finance Ltd., 4.25%, 1/26/21	8,975,000	9,091,074
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,020,876
Concho Resources, Inc., 4.375%, 1/15/25	4,300,000	4,333,145
Concho Resources, Inc., 4.875%, 10/1/47	3,030,000	3,072,717
ConocoPhillips Holding Co., 6.95%, 4/15/29	9,000	11,245
Continental Resources, Inc., 4.375%, 1/15/28	7,730,000	7,682,135
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,211,155
Encana Corp., 6.50%, 2/1/38	4,600,000	5,400,678
Equinor ASA, 2.45%, 1/17/23	4,370,000	4,211,273
Hess Corp., 4.30%, 4/1/27	2,000,000	1,941,749
Hess Corp., 6.00%, 1/15/40	4,450,000	4,627,136
Marathon Oil Corp., 3.85%, 6/1/25	3,390,000	3,317,285
Newfield Exploration Co., 5.75%, 1/30/22	3,450,000	3,626,813
Newfield Exploration Co., 5.375%, 1/1/26	3,000,000	3,123,750
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,132,708
Petroleos Mexicanos, 6.00%, 3/5/20	2,291,000	2,361,448
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,190,240
Petroleos Mexicanos, 4.625%, 9/21/23	7,200,000	7,153,200
Petroleos Mexicanos, 6.50%, 3/13/27	5,800,000	5,939,200
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,507,735
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,654,400
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,470,299
Petroleos Mexicanos, 6.35%, 2/12/48(1)	1,200,000	1,105,200
Petronas Capital Ltd., 5.25%, 8/12/19	6,254,000	6,370,374
Phillips 66, 4.30%, 4/1/22	3,670,000	3,776,173
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,001,980
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,652,715
Sinopec Group Overseas Development Ltd., 1.75%, 9/29/19	2,600,000	2,557,503
		113,183,988
Paper and Forest Products — 0.1%
International Paper Co., 4.40%, 8/15/47	2,440,000	2,254,552
Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/1/22	6,880,000	6,759,938

	Principal Amount	Value
Allergan Funding SCS, 4.55%, 3/15/35	$2,560,000	$2,492,820
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	7,535,000	7,285,104
		16,537,862
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,341,537
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,234,508
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,570,000	3,523,750
CSX Corp., 3.40%, 8/1/24	2,840,000	2,812,075
CSX Corp., 3.25%, 6/1/27	5,890,000	5,588,934
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	1,587,448
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,606,834
Union Pacific Corp., 4.05%, 11/15/45	1,600,000	1,522,478
		25,217,564
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	4,000,000	3,719,874
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	3,550,000	3,576,625
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	3,950,000	3,920,375
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	3,000,000	3,172,500
		14,389,374
Software — 0.6%
IQVIA, Inc., 5.00%, 10/15/26(1)	3,500,000	3,441,375
Microsoft Corp., 2.70%, 2/12/25	9,320,000	8,937,337
Microsoft Corp., 3.45%, 8/8/36	4,140,000	3,951,664
Microsoft Corp., 4.25%, 2/6/47	3,060,000	3,215,306
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,105,163
Oracle Corp., 2.65%, 7/15/26	3,200,000	2,971,022
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,431,965
		28,053,832
Specialty Retail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	5,000,000	4,775,000
Home Depot, Inc. (The), 3.75%, 2/15/24	3,000,000	3,059,139
Home Depot, Inc. (The), 3.00%, 4/1/26	5,260,000	5,052,573
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	2,651,131
United Rentals North America, Inc., 4.625%, 7/15/23	4,390,000	4,439,387
		19,977,230
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,137,433
Apple, Inc., 2.45%, 8/4/26	3,780,000	3,487,609
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	9,950,000	10,612,162
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	4,230,000	4,251,955
Seagate HDD Cayman, 4.75%, 6/1/23	3,200,000	3,186,046
Seagate HDD Cayman, 4.75%, 1/1/25	2,600,000	2,495,219
		31,170,424

	Principal Amount	Value
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	$4,460,000	$4,374,251
TOTAL CORPORATE BONDS (Cost $1,409,131,649)		1,382,017,307
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 24.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) — 1.8%
FHLMC, VRN, 2.32%, 10/15/18	7,217,003	7,069,226
FHLMC, VRN, 2.37%, 10/15/18	3,459,657	3,427,258
FHLMC, VRN, 2.45%, 10/15/18	4,394,390	4,523,523
FHLMC, VRN, 3.19%, 10/15/18	2,361,601	2,358,319
FHLMC, VRN, 3.47%, 10/15/18	1,096,399	1,138,380
FHLMC, VRN, 3.68%, 10/15/18	2,274,635	2,312,343
FHLMC, VRN, 3.79%, 10/15/18	1,063,604	1,093,811
FHLMC, VRN, 3.84%, 10/15/18	1,905,808	1,996,163
FHLMC, VRN, 3.90%, 10/15/18	1,016,455	1,066,356
FHLMC, VRN, 3.97%, 10/15/18	4,810,380	5,042,145
FHLMC, VRN, 4.00%, 10/15/18	1,449,885	1,489,197
FHLMC, VRN, 4.02%, 10/15/18	448,975	472,926
FHLMC, VRN, 4.04%, 10/15/18	911,987	941,872
FHLMC, VRN, 4.08%, 10/15/18	1,501,001	1,537,712
FHLMC, VRN, 4.23%, 10/15/18	295,386	310,302
FHLMC, VRN, 4.25%, 10/15/18	387,931	400,704
FHLMC, VRN, 4.28%, 10/15/18	723,778	748,943
FHLMC, VRN, 4.63%, 10/15/18	843,634	887,049
FNMA, VRN, 2.61%, 10/25/18	8,925,173	8,834,715
FNMA, VRN, 2.77%, 10/25/18	5,210,925	5,360,761
FNMA, VRN, 3.25%, 10/25/18	10,438,735	10,475,112
FNMA, VRN, 3.33%, 10/25/18	890,494	898,509
FNMA, VRN, 3.52%, 10/25/18	383,770	402,478
FNMA, VRN, 3.56%, 10/25/18	505,144	528,626
FNMA, VRN, 3.61%, 10/25/18	1,906,775	1,947,975
FNMA, VRN, 3.72%, 10/25/18	840,509	869,821
FNMA, VRN, 3.87%, 10/25/18	3,734,018	3,865,409
FNMA, VRN, 3.97%, 10/25/18	2,328,101	2,382,822
FNMA, VRN, 4.05%, 10/25/18	2,965,107	3,073,537
FNMA, VRN, 4.05%, 10/25/18	1,264,467	1,310,828
FNMA, VRN, 4.05%, 10/25/18	3,072,265	3,180,986
FNMA, VRN, 4.06%, 10/25/18	1,628,849	1,685,100
FNMA, VRN, 4.50%, 10/25/18	841,361	879,545
		82,512,453
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.5%
FHLMC, 4.50%, 1/1/19	165	168
FHLMC, 5.00%, 1/1/21	331,567	338,338
FHLMC, 5.00%, 4/1/21	68,054	69,800
FHLMC, 7.00%, 9/1/27	1,742	1,906
FHLMC, 6.50%, 1/1/28	2,795	3,094
FHLMC, 7.00%, 2/1/28	445	480
FHLMC, 6.50%, 3/1/29	17,023	18,846

	Principal Amount	Value
FHLMC, 6.50%, 6/1/29	$17,095	$18,925
FHLMC, 7.00%, 8/1/29	1,718	1,825
FHLMC, 5.00%, 4/1/31	2,383,337	2,520,281
FHLMC, 5.00%, 5/1/31	3,449,048	3,648,174
FHLMC, 6.50%, 5/1/31	13,016	14,406
FHLMC, 6.50%, 6/1/31	601	665
FHLMC, 6.50%, 6/1/31	1,456	1,612
FHLMC, 5.50%, 12/1/33	209,724	228,878
FHLMC, 6.00%, 9/1/35	3,177,923	3,520,876
FHLMC, 5.50%, 12/1/37	190,873	205,233
FHLMC, 5.50%, 1/1/38	382,604	410,374
FHLMC, 6.00%, 2/1/38	1,697,913	1,879,722
FHLMC, 5.50%, 4/1/38	519,442	560,448
FHLMC, 6.00%, 8/1/38	135,712	148,254
FHLMC, 3.00%, 2/1/43	16,437,626	15,872,702
FNMA, 3.00%, 10/11/18(5)	83,650,000	80,053,387
FNMA, 3.50%, 10/11/18(5)	120,000,000	118,098,134
FNMA, 4.00%, 10/11/18(5)	102,000,000	103,001,448
FNMA, 4.50%, 10/11/18(5)	50,000,000	51,587,892
FNMA, 4.50%, 5/1/19	15,839	16,042
FNMA, 6.50%, 1/1/26	12,272	13,462
FNMA, 7.00%, 12/1/27	2,843	3,010
FNMA, 7.50%, 4/1/28	17,262	18,499
FNMA, 7.00%, 5/1/28	16,291	16,632
FNMA, 7.00%, 6/1/28	277	281
FNMA, 6.50%, 1/1/29	2,784	3,058
FNMA, 6.50%, 4/1/29	10,989	12,055
FNMA, 7.00%, 7/1/29	1,850	1,865
FNMA, 7.50%, 7/1/29	28,290	30,621
FNMA, 7.50%, 9/1/30	5,753	6,558
FNMA, 6.625%, 11/15/30	8,900,000	11,736,021
FNMA, 5.00%, 6/1/31	2,550,350	2,680,957
FNMA, 5.00%, 7/1/31	4,306,076	4,524,607
FNMA, 7.00%, 9/1/31	31,366	33,153
FNMA, 6.50%, 1/1/32	8,156	8,949
FNMA, 6.50%, 8/1/32	40,469	44,851
FNMA, 6.50%, 8/1/32	1,792	1,965
FNMA, 5.50%, 2/1/33	1,870,370	2,017,873
FNMA, 5.00%, 6/1/33	2,146,983	2,280,556
FNMA, 5.50%, 6/1/33	114,073	123,883
FNMA, 5.50%, 7/1/33	695,341	751,134
FNMA, 5.00%, 8/1/33	315,254	334,918
FNMA, 5.50%, 8/1/33	263,156	284,319
FNMA, 5.50%, 9/1/33	376,037	409,134
FNMA, 5.00%, 11/1/33	1,357,799	1,446,824
FNMA, 6.00%, 12/1/33	1,030,604	1,135,130
FNMA, 5.50%, 1/1/34	392,132	423,778

	Principal Amount	Value
FNMA, 5.50%, 2/1/34	$1,211,928	$1,317,416
FNMA, 5.00%, 3/1/34	788,344	837,435
FNMA, 4.50%, 1/1/35	6,457,110	6,698,292
FNMA, 5.00%, 4/1/35	1,879,075	1,996,035
FNMA, 5.00%, 6/1/35	1,390,619	1,477,192
FNMA, 5.00%, 7/1/35	2,698,293	2,866,331
FNMA, 5.00%, 8/1/35	84,178	89,369
FNMA, 4.50%, 9/1/35	316,692	328,577
FNMA, 5.00%, 10/1/35	661,322	702,132
FNMA, 5.50%, 12/1/35	3,950,365	4,272,142
FNMA, 5.00%, 2/1/36	469,630	499,074
FNMA, 5.50%, 4/1/36	502,078	543,124
FNMA, 5.50%, 5/1/36	1,001,233	1,082,002
FNMA, 5.50%, 7/1/36	197,476	212,971
FNMA, 5.50%, 2/1/37	130,472	140,933
FNMA, 5.50%, 5/1/37	196,823	211,803
FNMA, 6.00%, 8/1/37	376,188	414,408
FNMA, 6.50%, 8/1/37	159,748	170,302
FNMA, 6.00%, 9/1/37	1,591,775	1,752,315
FNMA, 6.00%, 11/1/37	1,939,417	2,136,006
FNMA, 5.50%, 12/1/37	1,096,460	1,179,636
FNMA, 5.50%, 2/1/38	231,397	248,944
FNMA, 5.50%, 6/1/38	485,113	522,534
FNMA, 6.00%, 9/1/38	130,323	134,166
FNMA, 5.50%, 12/1/38	1,047,456	1,120,901
FNMA, 5.00%, 1/1/39	650,149	690,832
FNMA, 5.50%, 1/1/39	4,924,024	5,316,101
FNMA, 4.50%, 2/1/39	1,372,270	1,430,146
FNMA, 5.00%, 2/1/39	2,778,117	2,951,064
FNMA, 4.50%, 4/1/39	2,392,371	2,497,626
FNMA, 4.50%, 5/1/39	6,095,942	6,363,907
FNMA, 6.50%, 5/1/39	1,290,726	1,462,266
FNMA, 5.00%, 8/1/39	2,967,430	3,157,932
FNMA, 4.50%, 10/1/39	10,354,627	10,809,827
FNMA, 4.00%, 10/1/40	10,694,121	10,884,857
FNMA, 4.50%, 11/1/40	9,313,455	9,708,186
FNMA, 4.00%, 8/1/41	10,696,977	10,906,524
FNMA, 4.50%, 9/1/41	5,639,153	5,866,753
FNMA, 3.50%, 10/1/41	12,626,443	12,529,060
FNMA, 5.00%, 1/1/42	4,633,962	4,932,537
FNMA, 3.50%, 2/1/42	7,774,280	7,714,143
FNMA, 3.50%, 6/1/42	24,485,068	24,296,258
FNMA, 3.50%, 8/1/42	2,329,567	2,311,532
FNMA, 3.50%, 8/1/42	9,356,294	9,283,868
FNMA, 3.50%, 8/1/43	7,456,023	7,379,058
FNMA, 3.50%, 5/1/45	12,650,215	12,507,224
FNMA, 3.50%, 11/1/45	16,534,369	16,350,102

	Principal Amount	Value
FNMA, 3.50%, 11/1/45	$16,372,510	$16,190,001
FNMA, 4.00%, 11/1/45	19,351,170	19,587,871
FNMA, 4.00%, 11/1/45	5,429,678	5,492,593
FNMA, 3.50%, 2/1/46	19,120,847	18,902,732
FNMA, 4.00%, 2/1/46	15,025,293	15,197,250
FNMA, 3.50%, 3/1/46	18,233,389	18,020,090
FNMA, 4.00%, 4/1/46	20,462,763	20,707,852
FNMA, 3.50%, 5/1/46	18,164,887	17,946,641
FNMA, 6.50%, 8/1/47	29,387	31,329
FNMA, 6.50%, 9/1/47	37,352	39,638
FNMA, 6.50%, 9/1/47	1,795	1,908
FNMA, 6.50%, 9/1/47	19,641	20,847
GNMA, 2.50%, 10/18/18(5)	13,000,000	12,194,488
GNMA, 3.00%, 10/18/18(5)	33,000,000	31,962,950
GNMA, 3.50%, 10/18/18(5)	95,000,000	94,471,194
GNMA, 4.00%, 10/18/18(5)	27,000,000	27,458,261
GNMA, 7.00%, 11/15/22	5,196	5,364
GNMA, 7.00%, 4/20/26	1,946	2,144
GNMA, 7.50%, 8/15/26	3,848	4,200
GNMA, 8.00%, 8/15/26	1,726	1,857
GNMA, 7.50%, 5/15/27	3,506	3,628
GNMA, 8.00%, 6/15/27	9,075	9,223
GNMA, 7.50%, 11/15/27	1,471	1,491
GNMA, 7.00%, 2/15/28	2,198	2,202
GNMA, 7.50%, 2/15/28	1,817	1,820
GNMA, 6.50%, 3/15/28	4,680	5,135
GNMA, 7.00%, 4/15/28	1,373	1,375
GNMA, 6.50%, 5/15/28	124	136
GNMA, 6.50%, 5/15/28	24,034	26,385
GNMA, 7.00%, 12/15/28	2,492	2,496
GNMA, 7.00%, 5/15/31	19,626	22,025
GNMA, 4.50%, 8/15/33	1,110,310	1,158,559
GNMA, 6.00%, 9/20/38	674,075	732,849
GNMA, 5.50%, 11/15/38	1,888,655	2,062,097
GNMA, 5.50%, 11/15/38	539,284	587,892
GNMA, 6.00%, 1/20/39	204,129	223,484
GNMA, 5.00%, 3/20/39	1,429,029	1,524,191
GNMA, 4.50%, 4/15/39	1,780,600	1,858,058
GNMA, 4.50%, 11/15/39	13,234,891	13,917,690
GNMA, 4.50%, 1/15/40	984,235	1,027,055
GNMA, 4.00%, 7/15/40	2,014,447	2,062,907
GNMA, 4.00%, 11/20/40	17,831,994	18,306,687
GNMA, 4.50%, 12/15/40	4,224,291	4,432,018
GNMA, 4.50%, 7/20/41	6,742,958	7,071,048
GNMA, 3.50%, 6/20/42	6,453,187	6,461,541
GNMA, 3.50%, 7/20/42	9,887,242	9,890,976
GNMA, 2.50%, 7/20/46	21,048,925	19,764,277

	Principal Amount	Value
GNMA, 2.50%, 8/20/46	$12,781,379	$12,001,393
		1,012,267,694
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,113,853,590)		1,094,780,147
U.S. TREASURY SECURITIES — 16.3%
U.S. Treasury Bonds, 4.375%, 11/15/39	4,550,000	5,398,948
U.S. Treasury Bonds, 4.625%, 2/15/40	9,250,000	11,342,993
U.S. Treasury Bonds, 4.375%, 5/15/41	6,500,000	7,748,965
U.S. Treasury Bonds, 3.125%, 11/15/41	28,500,000	28,219,453
U.S. Treasury Bonds, 3.125%, 2/15/42	48,000,000	47,514,375
U.S. Treasury Bonds, 3.00%, 5/15/42	53,000,000	51,338,574
U.S. Treasury Bonds, 2.75%, 11/15/42	12,500,000	11,566,162
U.S. Treasury Bonds, 2.875%, 5/15/43	18,500,000	17,489,365
U.S. Treasury Bonds, 3.125%, 8/15/44	30,850,000	30,452,927
U.S. Treasury Bonds, 3.00%, 11/15/44	18,650,000	17,998,707
U.S. Treasury Bonds, 2.50%, 2/15/45	41,000,000	35,903,828
U.S. Treasury Bonds, 3.00%, 5/15/45	17,000,000	16,400,352
U.S. Treasury Notes, 1.50%, 5/31/20(6)	65,000,000	63,647,949
U.S. Treasury Notes, 2.50%, 5/31/20	130,000,000	129,395,703
U.S. Treasury Notes, 2.50%, 6/30/20	138,000,000	137,312,695
U.S. Treasury Notes, 2.25%, 2/15/21	40,000,000	39,448,438
U.S. Treasury Notes, 2.625%, 5/15/21	30,000,000	29,817,773
U.S. Treasury Notes, 2.75%, 8/15/21	9,600,000	9,565,688
U.S. Treasury Notes, 1.125%, 8/31/21(6)	16,000,000	15,220,312
U.S. Treasury Notes, 1.875%, 1/31/22	14,500,000	14,029,600
U.S. Treasury Notes, 2.75%, 5/31/23	17,000,000	16,863,867
TOTAL U.S. TREASURY SECURITIES (Cost $747,697,594)		736,676,674
ASSET-BACKED SECURITIES(3) — 8.7%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 3.04%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.83%	9,491,513	9,467,977
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	7,417,374	7,252,825
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	18,819,036	18,870,250
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	1,367,290	1,366,154
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/18(1)(4)	13,493,371	13,449,894
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.23%, 10/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	4,789,719	4,797,026
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	7,200,000	7,153,433
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	942,666	937,285
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	3,105,761	3,053,001
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	6,468,033	6,348,675

	Principal Amount	Value
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.01%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	$23,319,360	$23,417,150
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.86%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	41,096,309	41,049,920
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.24%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.08%(1)	21,275,000	21,352,884
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.16%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.00%(1)	32,419,873	32,678,078
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	6,999,450	6,989,317
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	2,470,917	2,437,899
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	4,168,828	4,075,498
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	2,954,792	2,893,922
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	5,258,729	5,090,182
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	15,518,064	15,023,560
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	22,146,405	22,087,436
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.56%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	10,025,112	10,048,969
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	16,975,000	16,621,742
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88%, 10/17/35(1)(7)	18,500,000	18,505,781
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	6,924,751	6,844,954
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	1,837,010	1,824,503
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	4,820,861	4,790,212
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(1)	15,064,206	15,022,950
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/1/18(1)(4)	4,816,695	4,812,864
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/1/18(1)(4)	3,547,062	3,485,431
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 10/1/18(1)(4)	4,022,161	3,928,604
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/1/18(1)(4)	11,796,752	11,511,160
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 10/1/18(1)(4)	5,927,816	5,780,929
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,438,509	2,418,647
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	9,660,616	9,414,985
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	15,918,384	15,374,860

		Principal Amount	Value
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		$12,801,448	$12,773,292
TOTAL ASSET-BACKED SECURITIES (Cost $395,585,101)			392,952,249
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.4%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		1,580,000	1,583,191
Chile Government International Bond, 3.625%, 10/30/42		1,500,000	1,400,040
			2,983,231
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		2,810,000	2,865,497
Colombia Government International Bond, 7.375%, 9/18/37		1,500,000	1,895,625
Colombia Government International Bond, 6.125%, 1/18/41		1,200,000	1,362,000
			6,123,122
Hungary — 1.5%
Hungary Government Bond, 3.00%, 10/27/27	HUF	15,530,000,000	53,527,912
Hungary Government Bond, 6.75%, 10/22/28	HUF	3,050,000,000	13,822,364
			67,350,276
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23		$1,920,000	2,090,022
Mexico — 3.0%
Mexican Bonos, 8.00%, 12/7/23	MXN	2,232,800,000	120,568,098
Mexico Government International Bond, 4.15%, 3/28/27		$13,000,000	12,816,375
Mexico Government International Bond, MTN, 4.75%, 3/8/44		2,130,000	2,040,540
			135,425,013
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		2,700,000	3,385,827
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		680,000	861,900
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	3,140,280
			4,002,180
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,250,419
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	3,548,341
			7,798,760
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,267,812
Republic of Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,512,872
			3,780,684
South Africa — 2.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	620,000,000	42,845,930
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	218,000,000	16,715,391
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	575,000,000	36,776,010

	Principal Amount	Value
Republic of South Africa Government International Bond, 4.67%, 1/17/24	$1,500,000	$1,467,768
		97,805,099
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	1,000,213
Uruguay Government International Bond, 4.125%, 11/20/45	1,630,000	1,522,436
		2,522,649
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $360,181,084)		333,266,863
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 7.3%
Private Sponsor Collateralized Mortgage Obligations — 5.7%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.01%, 10/1/18(4)	2,167,240	2,198,008
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 10/1/18(1)(4)	7,040,127	6,869,933
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/1/18(1)(4)	14,535,973	14,216,303
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.36%, 10/1/18(4)	1,389,383	1,388,857
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.65%, 10/1/18(4)	2,082,204	2,111,038
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 10/1/18(4)	1,783,829	1,746,771
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	800,308	826,109
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.05%, 10/1/18(4)	2,261,957	2,214,130
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 10/1/18(4)	5,999,507	5,958,602
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.49%, 10/1/18(4)	792,847	804,232
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,400,686	1,430,882
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	552,428	561,726
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	66,907	65,813
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.10%, 10/1/18(4)	593,396	597,238
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/1/18(1)(4)	8,986,463	8,881,761
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/1/18(1)(4)	13,297,274	13,152,819
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.03%, 10/1/18(4)	4,241,637	4,228,420
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 10/1/18(4)	1,283,824	1,292,179
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/1/18(1)(4)	7,520,615	7,421,865
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.86%, 10/1/18(4)	1,357,833	1,344,761
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.91%, 10/1/18(4)	2,122,738	2,166,559
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.63%, 10/1/18(4)	2,716,947	2,711,318

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.90%, 10/1/18(4)	$5,667,755	$5,797,578
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.95%, 10/1/18(4)	4,511,971	4,545,489
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.45%, 10/1/18(4)	1,759,020	1,785,232
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.23%, 10/1/18(4)	1,052,878	1,061,268
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.13%, 10/1/18(4)	1,812,593	1,817,411
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.38%, 10/1/18(4)	1,997,489	1,959,417
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.86%, 10/1/18(4)	1,399,860	1,424,412
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/18(1)(4)	1,545,944	1,488,538
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	6,780,973	6,738,847
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.42%, 10/1/18(4)	1,043,735	1,075,599
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.11%, 10/25/18(4)	2,348,267	2,334,965
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 10/1/18(4)	2,237,649	2,274,908
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 10/1/18(4)	1,118,824	1,165,531
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/1/18(1)(4)	7,753,254	7,615,929
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/1/18(1)(4)	4,533,882	4,570,917
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.72%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	8,384,778	8,635,468
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.86%, 10/1/18(4)	1,367	1,373
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/18(4)	219,547	221,215
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(1)	1,146,231	1,148,784
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 10/1/18(1)(4)	7,758,825	7,583,952
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	10,268,818	10,173,549
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	9,336,710	9,222,209
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	11,274,014	11,175,644
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/18(1)(4)	9,608,203	9,625,357
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 10/1/18(1)(4)	7,890,124	7,955,898
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	7,104,419	7,039,672
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 10/1/18(1)(4)	4,950,925	4,973,407
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 10/1/18(1)(4)	4,192,872	4,231,483

	Principal Amount	Value
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 10/1/18(1)(4)	$4,533,704	$4,301,418
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.31%, 10/1/18(4)	2,889,408	2,913,345
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.96%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.74%	4,717,731	4,660,875
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	595,707	605,528
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 10/1/18(4)	2,787,930	2,752,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.92%, 10/1/18(4)	598,840	622,423
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 3.81%, 10/1/18(4)	1,577,570	1,637,172
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.42%, 10/1/18(4)	2,800,629	2,864,336
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.43%, 10/1/18(4)	1,557,596	1,603,527
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.76%, 10/1/18(4)	2,518,120	2,579,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,178,507	1,183,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,119,429	1,151,130
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.29%, 10/1/18(4)	2,597,475	2,745,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 4.21%, 10/1/18(4)	782,075	808,393
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.13%, 10/1/18(4)	1,619,607	1,663,670
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	4,720,310	4,516,008
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 10/1/18(4)	1,309,009	1,326,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,932,538	1,938,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,760,116	1,750,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	710,614	708,855
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.71%, 10/1/18(4)	581,516	575,652
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	736,771	739,650
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	520,926	532,218
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	518,157	520,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.93%, 10/1/18(4)	1,479,416	1,422,843
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,172,019	1,236,600
		257,192,789
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.30%	6,145,000	6,205,344

	Principal Amount	Value
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.57%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.35%	$4,249,000	$4,314,807
FHLMC, Series 3397, Class GF, VRN, 2.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,035,408	1,040,006
FHLMC, Series KF29, Class A, VRN, 2.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.36%	5,726,061	5,734,624
FHLMC, Series KF31, Class A, VRN, 2.48%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.37%	11,127,291	11,162,988
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	208	211
FNMA, Series 2006-43, Class FM, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	1,101,460	1,100,177
FNMA, Series 2007-36, Class FB, VRN, 2.62%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.40%	2,442,957	2,450,784
FNMA, Series 2014-C02, Class 1M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	5,535,000	5,892,903
FNMA, Series 2014-C02, Class 2M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	7,325,077	7,771,380
FNMA, Series 2016-C04, Class 1M1, VRN, 3.67%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.45%	4,761,067	4,795,064
FNMA, Series 2016-C05, Class 2M1, VRN, 3.57%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.35%	1,958,068	1,963,857
FNMA, Series 2017-C01, Class 1M1, VRN, 3.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.30%	6,660,007	6,707,588
FNMA, Series 2017-C03, Class 1M1, VRN, 3.17%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.95%	5,453,940	5,489,687
FNMA, Series 2018-C02, Class 2M1, VRN, 2.87%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.65%	3,089,781	3,094,823
GNMA, Series 2007-5, Class FA, VRN, 2.31%, 10/22/18, resets monthly off the 1-month LIBOR plus 0.14%	2,056,878	2,053,528
		69,777,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $328,584,472)		326,970,560
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	13,000,000	12,688,624
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	12,000,000	11,791,757
BX Trust, Series 2018-MCSF, Class A, VRN, 2.74%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.58%(1)	11,600,000	11,577,172
CD Commercial Mortgage Trust, Series 2016-CD1, Class A4 SEQ, 2.72%, 8/10/49	5,920,000	5,525,148
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 10/1/18(4)	10,691,000	11,030,656
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.83%, 10/1/18(4)	10,000,000	10,428,309
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/1/18(4)	10,000,000	10,195,816
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/1/18(4)	14,000,000	14,218,687
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/18(4)	15,000,000	14,851,012
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/18(4)	10,000,000	10,386,290
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	8,000,000	7,952,853

	Principal Amount	Value
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	$16,684,228	$16,334,524
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	8,940,636
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	7,800,000	7,287,844
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/18(4)	12,185,000	12,318,353
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	17,970,000	17,611,409
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	6,800,000	7,017,615
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	4,500,000	4,245,551
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	12,575,000	11,870,911
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	12,500,000	12,005,190
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/18(1)(4)	10,160,000	10,012,803
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	13,170,000	12,633,027
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $248,876,669)		240,924,187
COLLATERALIZED LOAN OBLIGATIONS(3) — 4.2%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.37%, 10/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	13,200,000	13,142,770
Carlyle Global Market Strategies CLO, Series 2014-5A, Class A1RR, VRN, 3.47%, 1/15/19, resets quarterly off the 3-month LIBOR plus 1.14%(1)	12,825,000	12,834,049
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	13,200,000	13,142,071
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	6,300,000	6,259,865
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.46%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.11%(1)	8,900,000	8,881,576
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	6,100,000	6,062,345
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	11,825,000	11,738,790
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.31%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.12%(1)	8,250,000	8,236,638
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.40%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(1)	5,000,000	4,992,088
KKR CLO Ltd., Series 11, Class AR, VRN, 3.52%, 10/16/18, resets quarterly off the 3-month LIBOR plus 1.18%(1)	5,650,000	5,652,113
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)	11,000,000	10,985,803
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(1)	8,500,000	8,476,846

	Principal Amount	Value
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	$14,638,000	$14,711,484
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.29%, 10/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)	13,025,000	13,011,411
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.32%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	12,000,000	11,976,899
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	7,500,000	7,505,516
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	13,950,000	13,859,259
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.49%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	10,000,000	10,000,000
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 10/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	9,000,000	8,942,394
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $190,938,897)		190,411,917
BANK LOAN OBLIGATIONS(8) — 2.0%
Consumer, Non-cyclical — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.22%, 5/24/24, resets monthly off the 1-month LIBOR plus 2.00%	2,648,347	2,652,598
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.22%, 5/24/24, resets monthly off the 1-month LIBOR plus 2.00%	3,122,360	3,127,371
		5,779,969
Diversified Telecommunication Services — 0.5%
Level 3 Financing Inc., 2017 Term Loan B, 4.43%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	14,220,000	14,276,311
Zayo Group, LLC, 2017 Incremental Term Loan, 4.49%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	4,700,000	4,727,330
Zayo Group, LLC, 2017 Incremental Term Loan, 1/19/24(9)	2,900,000	2,916,864
		21,920,505
Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.24%, 3/21/25, resets monthly off the 1-month LIBOR plus 2.00%	9,491,327	9,514,296
Health Care Providers and Services — 0.3%
HCA Inc., 2018 Term Loan B10, 4.24%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	11,815,625	11,917,358
Hotels, Restaurants and Leisure — 0.3%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.97%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	13,000,000	13,073,125
IT Services — 0.1%
First Data Corporation, 2024 USD Term Loan, 4.21%, 4/26/24, resets monthly off the 1-month LIBOR plus 2.00%	4,550,000	4,558,918
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC, 2017 Term Loan B, 4.25%, 9/7/23, resets monthly off the 1-month LIBOR plus 2.00%	11,969,849	12,008,272

	Principal Amount	Value
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	$11,651,450	$11,687,861
		23,696,133
TOTAL BANK LOAN OBLIGATIONS (Cost $90,433,396)		90,460,304
MUNICIPAL SECURITIES — 1.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	3,189,000	4,292,330
Houston GO, 3.96%, 3/1/47	1,615,000	1,527,451
Los Angeles Community College District GO, 6.75%, 8/1/49	1,600,000	2,319,536
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,235,000	1,620,419
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	2,070,000	2,735,546
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	1,692,380
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	500,000	690,705
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	3,330,000	3,593,003
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,693,093
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,750,000	3,075,133
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	3,715,000	4,351,751
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	2,385,000	2,920,456
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,700,000	2,165,749
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,315,000	1,437,847
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	2,902,369
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	635,000	900,614
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	2,145,000	1,991,053
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,463,407
State of California GO, 6.65%, 3/1/22	1,660,000	1,812,056
State of California GO, 4.60%, 4/1/38	2,285,000	2,374,092
State of California GO, 7.55%, 4/1/39	3,000,000	4,389,390
State of California GO, 7.30%, 10/1/39	2,005,000	2,805,797
State of Illinois GO, 5.10%, 6/1/33	4,462,000	4,289,499
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	1,789,326
University of California Rev., 5.95%, 5/15/45	1,630,000	2,002,732
TOTAL MUNICIPAL SECURITIES (Cost $55,671,432)		62,835,734
TEMPORARY CASH INVESTMENTS(10) — 4.1%
Credit Agricole Corporate and Investment Bank, 2.19%, 10/1/18(11)	141,508,000	141,483,024
LMA-Americas LLC, 2.22%, 10/1/18(1)(11)	15,956,000	15,953,134
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $16,111,839), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $15,817,594)		15,814,958

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $9,417,899), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $9,231,808)		$9,231,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	95,502	95,502
TOTAL TEMPORARY CASH INVESTMENTS (Cost $182,605,460)		182,577,618
TOTAL INVESTMENT SECURITIES — 111.7% (Cost $5,123,559,344)		5,033,873,560
OTHER ASSETS AND LIABILITIES(12) — (11.7)%		(527,259,664)
TOTAL NET ASSETS — 100.0%		$4,506,613,896

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,415,123	HUF	19,042,254,854	UBS AG	12/19/18	$(396,908)
USD	115,507,561	MXN	2,229,873,460	JPMorgan Chase Bank N.A.	12/19/18	(2,219,153)
USD	88,054,446	ZAR	1,333,056,258	UBS AG	12/19/18	(5,246,023)
						$(7,862,084)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	970	December 2018	USD	97,000,000	$122,220,000	$(1,517,807)
U.S. Treasury 2-Year Notes	114	December 2018	USD	22,800,000	24,023,719	(53,694)
U.S. Treasury 5-Year Notes	2,179	December 2018	USD	217,900,000	245,086,431	(1,494,533)
					$391,330,150	$(3,066,034)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	2,141	December 2018	EUR	214,100,000	$324,895,244	$2,258,499
Euro-Bund 10-Year Bonds	679	December 2018	EUR	67,900,000	125,182,616	1,536,146
U.K. Gilt 10-Year Bonds	873	December 2018	GBP	87,300,000	137,613,813	1,159,317
U.S. Treasury 10-Year Notes	148	December 2018	USD	14,800,000	17,579,625	163,855
					$605,271,298	$5,117,817

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 30	Buy	1.00%	6/20/23	$70,000,000	$(1,170,284)	$(236,807)	$(1,407,091)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	8,149,000,000	$13,027
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	8,371,000,000	(57,239)
							$(44,212)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.99%	8/11/23	MXN	360,000,000	$597	$61,400	$61,997
MXIBTIIE	Pay	7.99%	8/11/23	MXN	360,000,000	597	63,403	64,000
MXIBTIIE	Pay	7.92%	8/17/23	MXN	430,000,000	623	7,777	8,400
MXIBTIIE	Pay	7.93%	8/18/23	MXN	270,000,000	579	7,585	8,164
MXIBTIIE	Pay	7.93%	8/21/23	MXN	330,000,000	597	12,216	12,813
MXIBTIIE	Pay	7.90%	8/22/23	MXN	355,000,000	569	(10,331)	(9,762)
						$3,562	$142,050	$145,612

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand
†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $944,420,925, which represented 21.0% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $17,603,628.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $50,000.

(11)	The rate indicated is the yield to maturity at purchase.

(12)	Amount relates primarily to securities purchased, but not settled, at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,123,559,344)	$5,033,873,560
Cash	29,533
Foreign currency holdings, at value (cost of $192,565)	177,488
Receivable for investments sold	45,185,302
Receivable for capital shares sold	2,380,554
Receivable for variation margin on futures contracts	104,358
Swap agreements, at value	13,027
Interest receivable	34,460,338
5,116,224,160

Liabilities
Payable for collateral received for swap agreements	50,000
Payable for investments purchased	588,237,232
Payable for capital shares redeemed	9,518,936
Payable for variation margin on futures contracts	1,484,923
Payable for variation margin on swap agreements	25,345
Unrealized depreciation on forward foreign currency exchange contracts	7,862,084
Swap agreements, at value	57,239
Accrued management fees	1,761,950
Distribution and service fees payable	69,874
Dividends payable	542,681
609,610,264

Net Assets	$4,506,613,896

Net Assets Consist of:
Capital paid in	$4,683,448,490
Distributions in excess of net investment income	(2,784,326)
Accumulated net realized loss	(78,394,388)
Net unrealized depreciation	(95,655,880)
$4,506,613,896

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,707,224,859	165,114,891	$10.34
I Class	$2,133,116,300	206,225,463	$10.34
Y Class	$156,868,751	15,167,114	$10.34
A Class	$158,073,474	15,279,464	$10.35*
C Class	$39,064,162	3,776,508	$10.34
R Class	$9,188,403	888,190	$10.35
R5 Class	$476,835	46,098	$10.34
R6 Class	$302,601,112	29,246,325	$10.35
*Maximum offering price $10.84 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$93,051,865

Expenses:
Management fees	13,161,579
Distribution and service fees:
A Class	217,676
C Class	219,297
R Class	24,705
Trustees' fees and expenses	203,014
Other expenses	46,452
13,872,723

Net investment income (loss)	79,179,142

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(59,633,953)
Forward foreign currency exchange contract transactions	39,204,999
Futures contract transactions	(18,972,697)
Swap agreement transactions	2,450,473
Foreign currency translation transactions	(1,367,801)
(38,318,979)

Change in net unrealized appreciation (depreciation) on:
Investments	(69,029,035)
Forward foreign currency exchange contracts	(1,965,941)
Futures contracts	8,119,976
Swap agreements	(569,924)
Translation of assets and liabilities in foreign currencies	(134,874)
(63,579,798)

Net realized and unrealized gain (loss)	(101,898,777)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,719,635)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$79,179,142	$144,994,901
Net realized gain (loss)	(38,318,979)	(22,354,092)
Change in net unrealized appreciation (depreciation)	(63,579,798)	(59,419,715)
Net increase (decrease) in net assets resulting from operations	(22,719,635)	63,221,094

Distributions to Shareholders
From net investment income:
Investor Class	(32,297,686)	(62,152,148)
I Class	(34,070,847)	(59,845,056)
Y Class	(6,946,806)	(8,862,381)
A Class	(2,251,823)	(5,456,025)
C Class	(402,361)	(665,347)
R Class	(115,497)	(220,384)
R5 Class	(2,713)	(3,899)
R6 Class	(4,546,970)	(7,005,353)
Decrease in net assets from distributions	(80,634,703)	(144,210,593)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,579,227,910)	(227,459,489)

Net increase (decrease) in net assets	(1,682,582,248)	(308,448,988)

Net Assets
Beginning of period	6,189,196,144	6,497,645,132
End of period	$4,506,613,896	$6,189,196,144

Distributions in excess of net investment income	$(2,784,326)	$(1,328,765)

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 16% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $5,856,159,988, of which $5,103,212,841 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $7,706,220,970, of which $6,057,137,002 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,461,666	$129,788,380	59,363,301	$637,342,177
Issued in reinvestment of distributions	3,064,926	31,886,808	5,702,664	61,217,549
Redeemed	(110,675,835)	(1,153,900,607)	(75,936,255)	(816,187,082)
	(95,149,243)	(992,225,419)	(10,870,290)	(117,627,356)
I Class
Sold	24,254,087	252,584,255	94,988,987	1,020,760,843
Issued in reinvestment of distributions	2,932,837	30,510,551	4,974,661	53,433,785
Redeemed	(38,859,575)	(404,429,886)	(144,359,287)	(1,558,436,468)
	(11,672,651)	(121,335,080)	(44,395,639)	(484,241,840)
Y Class
Sold	3,696,899	38,467,087	60,619,899	657,926,259
Issued in reinvestment of distributions	662,299	6,895,176	829,133	8,862,381
Redeemed	(46,473,087)	(483,684,032)	(4,168,029)	(44,622,021)
	(42,113,889)	(438,321,769)	57,281,003	622,166,619
A Class
Sold	1,786,126	18,594,347	4,113,616	44,297,328
Issued in reinvestment of distributions	206,603	2,150,143	490,752	5,275,532
Redeemed	(5,361,325)	(55,825,479)	(24,756,091)	(265,973,314)
	(3,368,596)	(35,080,989)	(20,151,723)	(216,400,454)
C Class
Sold	106,320	1,106,388	359,659	3,861,432
Issued in reinvestment of distributions	33,050	343,838	52,305	561,538
Redeemed	(953,839)	(9,925,511)	(2,035,896)	(21,887,355)
	(814,469)	(8,475,285)	(1,623,932)	(17,464,385)
R Class
Sold	80,809	841,014	284,099	3,045,386
Issued in reinvestment of distributions	10,991	114,346	20,364	218,695
Redeemed	(264,871)	(2,760,852)	(583,458)	(6,244,777)
	(173,071)	(1,805,492)	(278,995)	(2,980,696)
R5 Class
Sold	45,931	477,221	19,719	213,345
Issued in reinvestment of distributions	254	2,633	363	3,899
Redeemed	(20,169)	(212,119)	—	—
	26,016	267,735	20,082	217,244
R6 Class
Sold	3,377,080	35,203,376	7,387,159	79,278,161
Issued in reinvestment of distributions	431,800	4,493,370	650,210	6,981,536
Redeemed	(2,108,634)	(21,948,357)	(9,021,848)	(97,388,318)
	1,700,246	17,748,389	(984,479)	(11,128,621)
Net increase (decrease)	(151,565,657)	$(1,579,227,910)	(21,003,973)	$(227,459,489)

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,382,017,307	—
U.S. Government Agency Mortgage-Backed Securities	—	1,094,780,147	—
U.S. Treasury Securities	—	736,676,674	—
Asset-Backed Securities	—	392,952,249	—
Sovereign Governments and Agencies	—	333,266,863	—
Collateralized Mortgage Obligations	—	326,970,560	—
Commercial Mortgage-Backed Securities	—	240,924,187	—
Collateralized Loan Obligations	—	190,411,917	—
Bank Loan Obligations	—	90,460,304	—
Municipal Securities	—	62,835,734	—
Temporary Cash Investments	$95,502	182,482,116	—
	$95,502	$5,033,778,058	—
Other Financial Instruments
Futures Contracts	$163,855	$4,953,962	—
Swap Agreements	—	168,401	—
	$163,855	$5,122,363	—

Liabilities
Other Financial Instruments
Futures Contracts	$3,066,034	—	—
Swap Agreements	—	$1,474,092	—
Forward Foreign Currency Exchange Contracts	—	7,862,084	—
	$3,066,034	$9,336,176	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $70,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $596,176,447.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $485,176,043 futures contracts purchased and $698,778,412 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $162,673,843.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $195,650,000.

Value of Derivative Instruments as of September 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$918
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	7,862,084
Interest Rate Risk	Receivable for variation margin on futures contracts*	$104,358	Payable for variation margin on futures contracts*	1,484,923
Interest Rate Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	24,427
Interest Rate Risk	Swap agreements	13,027	Swap agreements	57,239
		$117,385		$9,429,591

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(40,701)	Change in net unrealized appreciation (depreciation) on swap agreements	$(236,807)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	39,204,999	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,965,941)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(18,972,697)	Change in net unrealized appreciation (depreciation) on futures contracts	8,119,976
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	705,213	Change in net unrealized appreciation (depreciation) on swap agreements	97,838
Other Contracts	Net realized gain (loss) on swap agreement transactions	1,785,961	Change in net unrealized appreciation (depreciation) on swap agreements	(430,955)
		$22,682,775		$5,584,111

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,123,689,791
Gross tax appreciation of investments	$29,853,686
Gross tax depreciation of investments	(119,669,917)
Net tax appreciation (depreciation) of investments	$(89,816,231)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(33,052,013) and accumulated long-term capital losses of $(10,853,216), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2018, the fund had late-year ordinary loss deferrals of $(897,845) which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.54	0.14	(0.19)	(0.05)	(0.15)	—	(0.15)	$10.34	(0.49)%	0.60%(4)	2.78%(4)	98%	$1,707,225
2018	$10.68	0.23	(0.14)	0.09	(0.23)	—	(0.23)	$10.54	0.86%	0.60%	2.19%	179%	$2,742,374
2017	$10.88	0.22	(0.17)	0.05	(0.24)	(0.01)	(0.25)	$10.68	0.51%	0.60%	2.02%	133%	$2,895,840
2016	$11.01	0.22	(0.06)	0.16	(0.29)	—	(0.29)	$10.88	1.49%	0.60%	2.04%	174%	$2,122,636
2015	$10.69	0.23	0.35	0.58	(0.26)	—	(0.26)	$11.01	5.47%	0.60%	2.10%	153%	$2,060,908
2014	$11.08	0.22	(0.26)	(0.04)	(0.26)	(0.09)	(0.35)	$10.69	(0.35)%	0.60%	2.01%	140%	$1,622,821
I Class
2018(3)	$10.54	0.16	(0.20)	(0.04)	(0.16)	—	(0.16)	$10.34	(0.39)%	0.40%(4)	2.98%(4)	98%	$2,133,116
2018	$10.68	0.25	(0.13)	0.12	(0.26)	—	(0.26)	$10.54	1.06%	0.40%	2.39%	179%	$2,296,395
2017	$10.88	0.24	(0.16)	0.08	(0.27)	(0.01)	(0.28)	$10.68	0.71%	0.40%	2.22%	133%	$2,801,686
2016	$11.01	0.24	(0.06)	0.18	(0.31)	—	(0.31)	$10.88	1.69%	0.40%	2.24%	174%	$2,240,569
2015	$10.69	0.25	0.35	0.60	(0.28)	—	(0.28)	$11.01	5.68%	0.40%	2.30%	153%	$2,626,563
2014	$11.08	0.24	(0.26)	(0.02)	(0.28)	(0.09)	(0.37)	$10.69	(0.15)%	0.40%	2.21%	140%	$2,380,507
Y Class
2018(3)	$10.54	0.16	(0.20)	(0.04)	(0.16)	—	(0.16)	$10.34	(0.38)%	0.37%(4)	3.01%(4)	98%	$156,869
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	(0.25)	$10.54	0.84%	0.37%(4)	2.52%(4)	179%(6)	$603,691

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$10.54	0.13	(0.18)	(0.05)	(0.14)	—	(0.14)	$10.35	(0.52)%	0.85%(4)	2.53%(4)	98%	$158,073
2018	$10.68	0.20	(0.13)	0.07	(0.21)	—	(0.21)	$10.54	0.61%	0.85%	1.94%	179%	$196,563
2017	$10.89	0.19	(0.17)	0.02	(0.22)	(0.01)	(0.23)	$10.68	0.17%	0.85%	1.77%	133%	$414,571
2016	$11.02	0.19	(0.06)	0.13	(0.26)	—	(0.26)	$10.89	1.24%	0.85%	1.79%	174%	$454,565
2015	$10.69	0.20	0.36	0.56	(0.23)	—	(0.23)	$11.02	5.30%	0.85%	1.85%	153%	$418,741
2014	$11.09	0.19	(0.27)	(0.08)	(0.23)	(0.09)	(0.32)	$10.69	(0.69)%	0.85%	1.76%	140%	$343,248
C Class
2018(3)	$10.54	0.09	(0.19)	(0.10)	(0.10)	—	(0.10)	$10.34	(0.99)%	1.60%(4)	1.78%(4)	98%	$39,064
2018	$10.68	0.13	(0.14)	(0.01)	(0.13)	—	(0.13)	$10.54	(0.14)%	1.60%	1.19%	179%	$48,386
2017	$10.89	0.11	(0.17)	(0.06)	(0.14)	(0.01)	(0.15)	$10.68	(0.57)%	1.60%	1.02%	133%	$66,394
2016	$11.01	0.11	(0.05)	0.06	(0.18)	—	(0.18)	$10.89	0.57%	1.60%	1.04%	174%	$81,039
2015	$10.69	0.12	0.35	0.47	(0.15)	—	(0.15)	$11.01	4.42%	1.60%	1.10%	153%	$83,655
2014	$11.09	0.11	(0.27)	(0.16)	(0.15)	(0.09)	(0.24)	$10.69	(1.43)%	1.60%	1.01%	140%	$91,892
R Class
2018(3)	$10.54	0.12	(0.19)	(0.07)	(0.12)	—	(0.12)	$10.35	(0.74)%	1.10%(4)	2.28%(4)	98%	$9,188
2018	$10.68	0.18	(0.14)	0.04	(0.18)	—	(0.18)	$10.54	0.36%	1.10%	1.69%	179%	$11,186
2017	$10.89	0.16	(0.17)	(0.01)	(0.19)	(0.01)	(0.20)	$10.68	(0.08)%	1.10%	1.52%	133%	$14,318
2016	$11.02	0.17	(0.07)	0.10	(0.23)	—	(0.23)	$10.89	0.98%	1.10%	1.54%	174%	$20,362
2015	$10.70	0.18	0.34	0.52	(0.20)	—	(0.20)	$11.02	4.94%	1.10%	1.60%	153%	$21,041
2014	$11.09	0.16	(0.25)	(0.09)	(0.21)	(0.09)	(0.30)	$10.70	(0.84)%	1.10%	1.51%	140%	$23,114

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$10.54	0.17	(0.21)	(0.04)	(0.16)	—	(0.16)	$10.34	(0.37)%	0.40%(4)	2.98%(4)	98%	$477
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	(0.25)	$10.54	0.81%	0.40%(4)	2.46%(4)	179%(6)	$212
R6 Class
2018(3)	$10.54	0.16	(0.19)	(0.03)	(0.16)	—	(0.16)	$10.35	(0.27)%	0.35%(4)	3.03%(4)	98%	$302,601
2018	$10.68	0.26	(0.14)	0.12	(0.26)	—	(0.26)	$10.54	1.11%	0.35%	2.44%	179%	$290,390
2017	$10.89	0.24	(0.17)	0.07	(0.27)	(0.01)	(0.28)	$10.68	0.67%	0.35%	2.27%	133%	$304,836
2016	$11.01	0.25	(0.06)	0.19	(0.31)	—	(0.31)	$10.89	1.83%	0.35%	2.29%	174%	$93,751
2015	$10.69	0.24	0.37	0.61	(0.29)	—	(0.29)	$11.01	5.73%	0.35%	2.35%	153%	$96,829
2014(7)	$10.72	0.17	0.09	0.26	(0.20)	(0.09)	(0.29)	$10.69	2.39%	0.35%(4)	2.33%(4)	140%(8)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(7)	July 26, 2013 (commencement of sale) through March 31, 2014.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90814 1811

Semiannual Report

September 30, 2018

High Income Fund
Investor Class (AHIVX)
I Class (AHIIX)
Y Class (NPHIX)
A Class (AHIAX)
R5 Class (AHIEX)
R6 Class (AHIDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Types of Investments in Portfolio	% of net assets
Corporate Bonds	86.7%
Bank Loan Obligations	2.5%
Preferred Stocks	1.6%
Common Stocks	0.2%
Convertible Bonds	0.1%
Warrants	—*
Escrow Interests	—*
Rights	—*
Temporary Cash Investments	10.5%
Other Assets and Liabilities	(1.6)%
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,036.20	$3.98	0.78%
I Class	$1,000	$1,036.70	$3.47	0.68%
Y Class	$1,000	$1,037.30	$2.96	0.58%
A Class	$1,000	$1,034.90	$5.25	1.03%
R5 Class	$1,000	$1,037.30	$2.96	0.58%
R6 Class	$1,000	$1,037.50	$2.71	0.53%
Hypothetical
Investor Class	$1,000	$1,021.16	$3.95	0.78%
I Class	$1,000	$1,021.66	$3.45	0.68%
Y Class	$1,000	$1,022.16	$2.94	0.58%
A Class	$1,000	$1,019.90	$5.22	1.03%
R5 Class	$1,000	$1,022.16	$2.94	0.58%
R6 Class	$1,000	$1,022.41	$2.69	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 86.7%
Aerospace and Defense — 1.7%
Arconic, Inc., 5.90%, 2/1/27	$25,000	$25,565
Bombardier, Inc., 7.75%, 3/15/20(1)	50,000	52,469
Bombardier, Inc., 8.75%, 12/1/21(1)	1,000,000	1,110,850
Bombardier, Inc., 6.00%, 10/15/22(1)	350,000	352,625
Bombardier, Inc., 6.125%, 1/15/23(1)	350,000	353,281
Bombardier, Inc., 7.50%, 12/1/24(1)	125,000	132,188
Bombardier, Inc., 7.50%, 3/15/25(1)	75,000	77,719
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	100,000	103,500
StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23(1)	25,000	27,031
TransDigm UK Holdings plc, 6.875%, 5/15/26(1)	200,000	205,750
TransDigm, Inc., 5.50%, 10/15/20	50,000	50,125
TransDigm, Inc., 6.00%, 7/15/22	775,000	789,531
TransDigm, Inc., 6.50%, 7/15/24	175,000	179,725
TransDigm, Inc., 6.50%, 5/15/25	75,000	76,594
TransDigm, Inc., 6.375%, 6/15/26	175,000	177,187
Triumph Group, Inc., 4.875%, 4/1/21	25,000	24,250
Triumph Group, Inc., 7.75%, 8/15/25	125,000	121,719
		3,860,109
Air Freight and Logistics — 0.4%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	888,000	920,190
XPO Logistics, Inc., 6.125%, 9/1/23(1)	50,000	52,000
		972,190
Airlines — 0.4%
Air Canada, 7.75%, 4/15/21(1)	375,000	408,750
Allegiant Travel Co., 5.50%, 7/15/19	175,000	177,625
American Airlines Group, Inc., 4.625%, 3/1/20(1)	175,000	176,094
United Continental Holdings, Inc., 6.00%, 12/1/20	25,000	26,188
United Continental Holdings, Inc., 4.25%, 10/1/22	50,000	49,562
		838,219
Auto Components — 0.7%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	102,000	104,295
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	25,000	24,990
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	98,625
Dana, Inc., 6.00%, 9/15/23	375,000	386,719
Delphi Technologies plc, 5.00%, 10/1/25(1)	200,000	188,750
Exide Technologies, 11.00% Cash or 7.00% PIK, 4/30/20 (Acquired 4/30/15 - 6/5/18, Cost $213,475)(2)(12)	218,245	193,147
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	250,000	236,000
Lear Corp., 5.375%, 3/15/24	50,000	51,439
Tenneco, Inc., 5.375%, 12/15/24	225,000	212,344
Tenneco, Inc., 5.00%, 7/15/26	25,000	22,281

6

	Principal Amount/Shares	Value
Titan International, Inc., 6.50%, 11/30/23	$175,000	$169,640
		1,688,230
Automobiles — 0.6%
Ally Financial, Inc., 3.25%, 11/5/18	350,000	350,000
Ally Financial, Inc., 8.00%, 12/31/18	100,000	101,125
Ally Financial, Inc., 3.75%, 11/18/19	100,000	99,875
Ally Financial, Inc., 4.125%, 3/30/20	400,000	402,500
Ally Financial, Inc., 7.50%, 9/15/20	25,000	26,800
Tesla, Inc., 5.30%, 8/15/25(1)	475,000	401,969
		1,382,269
Banks — 0.4%
Barclays Bank plc, 7.625%, 11/21/22	200,000	217,175
Barclays Bank plc, VRN, 8.25%, 12/15/18(3)	600,000	606,019
		823,194
Building Products — 0.2%
Griffon Corp., 5.25%, 3/1/22	225,000	223,313
Masonite International Corp., 5.75%, 9/15/26(1)	75,000	75,375
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	50,000	46,000
NWH Escrow Corp., 7.50%, 8/1/21(1)	50,000	45,875
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	125,000	130,000
		520,563
Capital Markets — 0.2%
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	100,000	103,000
MSCI, Inc., 5.25%, 11/15/24(1)	50,000	51,450
MSCI, Inc., 4.75%, 8/1/26(1)	50,000	49,750
NFP Corp., 6.875%, 7/15/25(1)	150,000	150,750
		354,950
Chemicals — 1.7%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	200,060
Blue Cube Spinco LLC, 10.00%, 10/15/25	125,000	144,375
CF Industries, Inc., 7.125%, 5/1/20	449,000	475,940
CF Industries, Inc., 5.375%, 3/15/44	350,000	325,937
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(1)	50,000	53,391
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)	50,000	49,250
Hexion, Inc., 10.375%, 2/1/22(1)	175,000	171,063
Hexion, Inc., 13.75%, 2/1/22(1)	200,000	174,500
Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	300,000	248,250
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	100,000	102,750
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	95,250
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	75,000	70,031
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	100,000	94,875
OCI NV, 6.625%, 4/15/23(1)	200,000	207,750
Olin Corp., 5.00%, 2/1/30	50,000	46,938
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	25,000	25,656
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	275,000	272,737
PQ Corp., 5.75%, 12/15/25(1)	50,000	49,750

7

	Principal Amount/Shares	Value
SPCM SA, 4.875%, 9/15/25(1)	$200,000	$191,198
TPC Group, Inc., 8.75%, 12/15/20(1)	275,000	275,687
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	200,000	193,310
Tronox Finance plc, 5.75%, 10/1/25(1)	200,000	186,000
Valvoline, Inc., 5.50%, 7/15/24	75,000	75,375
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	50,000	45,625
Versum Materials, Inc., 5.50%, 9/30/24(1)	50,000	51,250
		3,826,948
Commercial Services and Supplies — 1.2%
ADT Security Corp. (The), 5.25%, 3/15/20	375,000	382,500
APTIM Corp., 7.75%, 6/15/25(1)	175,000	151,351
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	175,000	180,535
Covanta Holding Corp., 5.875%, 3/1/24	25,000	25,586
Envision Healthcare Corp., 5.125%, 7/1/22(1)	50,000	51,475
Garda World Security Corp., 7.25%, 11/15/21(1)	100,000	99,500
Garda World Security Corp., 8.75%, 5/15/25(1)	225,000	221,062
Iron Mountain, Inc., 5.75%, 8/15/24	75,000	74,400
Iron Mountain, Inc., 5.25%, 3/15/28(1)	100,000	93,250
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	75,000	72,938
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	125,000	126,563
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	100,000	89,000
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	125,000	122,311
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	228,000	244,416
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	175,000	175,787
TMS International Corp., 7.25%, 8/15/25(1)	75,000	75,750
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	75,000	73,500
Weight Watchers International, Inc., 8.625%, 12/1/25(1)	350,000	379,417
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	50,000	48,730
		2,688,071
Communications Equipment — 0.7%
CommScope, Inc., 5.00%, 6/15/21(1)	125,000	126,075
Nokia of America Corp., 6.45%, 3/15/29	150,000	151,500
Nokia Oyj, 3.375%, 6/12/22	25,000	24,588
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	925,000	957,375
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	150,000	156,416
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	175,000	175,787
		1,591,741
Construction and Engineering — 0.2%
Engility Corp., 8.875%, 9/1/24	25,000	27,281
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	300,000	322,688
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	125,000	126,250
		476,219
Construction Materials — 1.0%
American Woodmark Corp., 4.875%, 3/15/26(1)	50,000	47,906
BMC East LLC, 5.50%, 10/1/24(1)	425,000	411,719

8

	Principal Amount/Shares	Value
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$205,000	$197,825
CPG Merger Sub LLC, 8.00%, 10/1/21(1)	100,000	101,625
Gibraltar Industries, Inc., 6.25%, 2/1/21	50,000	50,375
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	200,000	194,290
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	100,000	101,500
Standard Industries, Inc., 5.375%, 11/15/24(1)	175,000	175,437
Standard Industries, Inc., 4.75%, 1/15/28(1)	200,000	185,490
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	125,000	127,397
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	25,000	23,500
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	125,000	122,500
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	125,000	116,719
TerraForm Power Operating LLC, VRN, 6.625%, 6/15/25(1)(3)	25,000	26,594
US Concrete, Inc., 6.375%, 6/1/24	450,000	457,515
		2,340,392
Consumer Discretionary — 0.3%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	750,000	716,250
Consumer Finance — 2.6%
4finance SA, 10.75%, 5/1/22(1)	200,000	198,710
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	275,000	210,375
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	75,000	72,000
CIT Group, Inc., 4.125%, 3/9/21	150,000	150,863
CIT Group, Inc., 5.00%, 8/15/22	200,000	204,900
CIT Group, Inc., 5.00%, 8/1/23	25,000	25,565
Financial & Risk US Holdings, Inc., 6.25%, 5/15/26(1)(4)	300,000	300,188
Financial & Risk US Holdings, Inc., 8.25%, 11/15/26(1)(4)	100,000	99,644
FirstCash, Inc., 5.375%, 6/1/24(1)	50,000	50,500
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	75,000	76,561
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	50,000	50,901
goeasy Ltd., 7.875%, 11/1/22(1)	100,000	104,375
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	325,000	308,750
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	275,000	279,813
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	125,000	125,625
Navient Corp., 5.00%, 10/26/20	25,000	25,370
Navient Corp., 5.875%, 3/25/21	75,000	77,025
Navient Corp., 6.625%, 7/26/21	50,000	52,250
Navient Corp., 6.50%, 6/15/22	125,000	130,000
Navient Corp., 7.25%, 9/25/23	275,000	292,875
Navient Corp., 5.875%, 10/25/24	75,000	73,592
Navient Corp., 6.75%, 6/25/25	150,000	151,313
Navient Corp., 6.75%, 6/15/26	675,000	669,937
Navient Corp., MTN, 5.50%, 1/15/19	25,000	25,156
Navient Corp., MTN, 4.875%, 6/17/19	50,000	50,413
Navient Corp., MTN, 8.00%, 3/25/20	150,000	158,925

9

	Principal Amount/Shares	Value
Navient Corp., MTN, 6.125%, 3/25/24	$550,000	$551,375
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	350,000	354,812
Springleaf Finance Corp., 6.00%, 6/1/20	25,000	25,781
Springleaf Finance Corp., 8.25%, 12/15/20	25,000	27,281
Springleaf Finance Corp., 6.875%, 3/15/25	448,000	448,896
Springleaf Finance Corp., 7.125%, 3/15/26	400,000	400,000
Verscend Escrow Corp., 9.75%, 8/15/26(1)	275,000	284,281
		6,058,052
Consumer, Cyclical — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	147,375
Containers and Packaging — 2.3%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(11)	400,000	406,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	200,000	197,900
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	700,000	735,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	400,000	393,800
Ball Corp., 4.375%, 12/15/20	250,000	254,062
Berry Global, Inc., 6.00%, 10/15/22	450,000	465,187
Berry Global, Inc., 4.50%, 2/15/26(1)	50,000	47,625
BWAY Holding Co., 5.50%, 4/15/24(1)	125,000	123,199
BWAY Holding Co., 7.25%, 4/15/25(1)	575,000	562,005
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	50,000	48,000
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	148,500
Greif, Inc., 7.75%, 8/1/19	200,000	207,600
Multi-Color Corp., 6.125%, 12/1/22(1)	150,000	154,125
OI European Group BV, 4.00%, 3/15/23(1)	100,000	95,250
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	50,000	50,625
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	125,000	124,219
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	250,000	258,125
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	68,812
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	969,108	972,742
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	50,000	49,788
Silgan Holdings, Inc., 4.75%, 3/15/25	25,000	24,094
		5,386,658
Diversified Consumer Services — 0.2%
frontdoor, Inc., 6.75%, 8/15/26(1)	200,000	206,500
Graham Holdings Co., 5.75%, 6/1/26(1)	100,000	102,625
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	145,500
Sotheby's, 4.875%, 12/15/25(1)	100,000	95,875
		550,500
Diversified Financial Services — 2.6%
Ally Financial, Inc., 3.50%, 1/27/19	25,000	25,031
Ally Financial, Inc., 4.125%, 2/13/22	100,000	100,125
Ally Financial, Inc., 5.125%, 9/30/24	75,000	77,438

10

	Principal Amount/Shares	Value
Ally Financial, Inc., 8.00%, 11/1/31	$225,000	$273,656
Camelot Finance SA, 7.875%, 10/15/24(1)	400,000	399,712
CNG Holdings, Inc., 9.375%, 5/15/20(1)	150,000	147,750
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	225,000	225,562
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	125,000	125,340
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	250,000	267,812
HUB International Ltd., 7.00%, 5/1/26(1)	400,000	401,524
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	675,000	688,108
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	300,000	305,130
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	605,000	621,637
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	179,813
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	150,938
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	200,000	204,250
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	195,000
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/1/22	150,000	150,094
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	75,000	76,688
Royal Bank of Scotland Group plc, VRN, 8.625%, 8/15/21(3)	200,000	214,750
Royal Bank of Scotland Group plc, VRN, 8.00%, 8/10/25(3)	400,000	424,752
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	150,000	146,250
Travelport Corporate Finance plc, 6.00%, 3/15/26(1)	50,000	50,909
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	50,000	47,500
Vantiv LLC / Vantiv Issuer Corp., 4.375%, 11/15/25(1)	200,000	190,750
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	75,000	77,625
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	200,000	194,000
		5,962,144
Diversified Telecommunication Services — 3.8%
CenturyLink, Inc., 5.625%, 4/1/20	75,000	76,594
CenturyLink, Inc., 6.45%, 6/15/21	50,000	52,063
CenturyLink, Inc., 5.80%, 3/15/22	100,000	102,250
CenturyLink, Inc., 6.75%, 12/1/23	100,000	104,125
CenturyLink, Inc., 7.50%, 4/1/24	175,000	187,469
CenturyLink, Inc., 7.60%, 9/15/39	425,000	381,438
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	100,000	102,000
Frontier Communications Corp., 10.50%, 9/15/22	1,075,000	958,760
Frontier Communications Corp., 11.00%, 9/15/25	175,000	137,324
Frontier Communications Corp., 8.50%, 4/1/26(1)	100,000	94,875
Hughes Satellite Systems Corp., 6.625%, 8/1/26	250,000	242,500
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	1,150,000	1,148,562
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	79,103
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	300,000	303,000
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	650,000	689,813

11

	Principal Amount/Shares	Value
Intelsat Luxembourg SA, 8.125%, 6/1/23	$250,000	$223,125
Level 3 Financing, Inc., 5.375%, 8/15/22	50,000	50,625
Level 3 Financing, Inc., 5.625%, 2/1/23	625,000	633,656
Level 3 Financing, Inc., 5.375%, 1/15/24	50,000	50,212
Qwest Capital Funding, Inc., 6.50%, 11/15/18	950,000	954,821
Sprint Capital Corp., 6.875%, 11/15/28	175,000	176,258
Sprint Capital Corp., 8.75%, 3/15/32	1,475,000	1,662,605
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28	50,000	32,125
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	300,000	222,000
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21	31,000	19,685
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	43,000	41,495
		8,726,483
Electric Utilities — 0.3%
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	75,000	73,781
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	50,000	48,063
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	575,000	582,187
		704,031
Electronic Equipment, Instruments and Components†
Itron, Inc., 5.00%, 1/15/26(1)	25,000	24,063
Energy Equipment and Services — 2.8%
Apergy Corp., 6.375%, 5/1/26(1)	50,000	51,563
Basic Energy Services, Inc., 10.75%, 10/15/23(1)(4)	75,000	76,688
Bristow Group, Inc., 8.75%, 3/1/23(1)	125,000	122,500
Calfrac Holdings LP, 8.50%, 6/15/26(1)	250,000	234,375
CSI Compressco LP / CSI Compressco Finance, Inc., 7.25%, 8/15/22	50,000	46,800
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	175,000	182,219
Ensco plc, 7.75%, 2/1/26	125,000	124,531
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	125,000	130,937
FTS International, Inc., 6.25%, 5/1/22	325,000	313,219
Global Marine, Inc., 7.00%, 6/1/28	25,000	25,250
Hi-Crush Partners LP, 9.50%, 8/1/26(1)	50,000	46,688
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25(1)	125,000	96,250
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	200,000	197,000
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	225,000	241,312
Nabors Industries, Inc., 5.00%, 9/15/20	50,000	50,670
Nabors Industries, Inc., 4.625%, 9/15/21	25,000	24,745
Noble Holding International Ltd., 7.75%, 1/15/24	450,000	448,875
Noble Holding International Ltd., 7.875%, 2/1/26(1)	400,000	416,500
Noble Holding International Ltd., 6.20%, 8/1/40	25,000	19,531
Pacific Drilling First Lien Escrow Issuer Ltd., 8.375%, 10/1/23(1)	75,000	77,625
Parker Drilling Co., 7.50%, 8/1/20	50,000	45,000
Parker Drilling Co., 6.75%, 7/15/22	50,000	39,375
Precision Drilling Corp., 5.25%, 11/15/24	25,000	24,000

12

	Principal Amount/Shares	Value
Precision Drilling Corp., 7.125%, 1/15/26(1)	$100,000	$103,000
Rowan Cos., Inc., 7.375%, 6/15/25	125,000	125,312
Sanjel Corp., 7.50%, 6/19/19(1)(5)(6)	200,000	—
SESI LLC, 7.125%, 12/15/21	250,000	254,125
SESI LLC, 7.75%, 9/15/24	225,000	230,344
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	200,000	206,750
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	375,000	379,687
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	100,000	101,874
Transocean, Inc., 5.80%, 10/15/22	225,000	224,719
Transocean, Inc., 9.00%, 7/15/23(1)	75,000	81,750
Transocean, Inc., 7.50%, 1/15/26(1)	300,000	310,500
Transocean, Inc., 7.50%, 4/15/31	125,000	119,687
Transocean, Inc., 9.35%, 12/15/41	100,000	101,125
Trinidad Drilling Ltd., 6.625%, 2/15/25(1)	75,000	74,625
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26(1)	175,000	181,344
Weatherford International LLC, 9.875%, 3/1/25(1)	125,000	121,250
Weatherford International Ltd., 5.125%, 9/15/20	75,000	74,906
Weatherford International Ltd., 7.75%, 6/15/21	50,000	49,813
Weatherford International Ltd., 8.25%, 6/15/23	75,000	71,250
Weatherford International Ltd., 9.875%, 2/15/24	600,000	589,500
Weatherford International Ltd., 6.50%, 8/1/36	25,000	18,938
Weatherford International Ltd., 7.00%, 3/15/38	75,000	58,500
		6,514,652
Engineering and Construction†
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	100,000	95,750
Entertainment — 5.2%
Altice France SA, 6.25%, 5/15/24(1)	400,000	396,800
Altice France SA, 7.375%, 5/1/26(1)	400,000	401,920
Altice France SA, 8.125%, 2/1/27(1)	800,000	824,000
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,300,000	1,270,100
Altice US Finance I Corp., 5.375%, 7/15/23(1)	200,000	202,750
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	300,000	288,000
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	125,000	120,406
AMC Networks, Inc., 5.00%, 4/1/24	350,000	345,625
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	375,000	380,497
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	425,000	427,656
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	359,925
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	725,000	729,749
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/1/23	100,000	101,874
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	25,000	25,469
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	25,000	25,594
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	125,000	124,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	1,025,000	1,031,406
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	175,000	173,469
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	75,000	74,531
Cinemark USA, Inc., 5.125%, 12/15/22	225,000	227,250

13

	Principal Amount/Shares	Value
Clear Channel International BV, 8.75%, 12/15/20(1)	$25,000	$25,930
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	300,000	301,875
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	150,000	153,562
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	300,000	307,611
DISH DBS Corp., 5.125%, 5/1/20	100,000	101,250
DISH DBS Corp., 6.75%, 6/1/21	50,000	51,188
DISH DBS Corp., 5.00%, 3/15/23	100,000	91,118
DISH DBS Corp., 5.875%, 11/15/24	75,000	67,688
DISH DBS Corp., 7.75%, 7/1/26	675,000	642,094
Gray Television, Inc., 5.125%, 10/15/24(1)	80,000	77,500
Gray Television, Inc., 5.875%, 7/15/26(1)	300,000	298,125
Netflix, Inc., 5.375%, 2/1/21	200,000	206,400
Netflix, Inc., 5.875%, 2/15/25	125,000	129,531
Netflix, Inc., 4.875%, 4/15/28(1)	275,000	258,844
Netflix, Inc., 5.875%, 11/15/28(1)	200,000	200,864
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	300,000	294,375
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	475,000	469,922
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	25,000	24,815
Virgin Media Finance plc, 5.75%, 1/15/25(1)	200,000	198,524
Ziggo Bond Finance BV, 6.00%, 1/15/27(1)	300,000	274,125
Ziggo BV, 5.50%, 1/15/27(1)	150,000	141,112
		11,847,849
Equity Real Estate Investment Trusts (REITs) — 0.8%
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	25,000	25,531
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	25,000	25,625
Equinix, Inc., 5.375%, 4/1/23	350,000	360,916
Equinix, Inc., 5.75%, 1/1/25	75,000	77,344
Equinix, Inc., 5.375%, 5/15/27	150,000	150,624
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	50,000	48,625
FelCor Lodging LP, 6.00%, 6/1/25	450,000	470,250
GEO Group, Inc. (The), 6.00%, 4/15/26	25,000	24,063
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	25,000	25,136
Sabra Health Care LP / Sabra Capital Corp., 5.50%, 2/1/21	275,000	279,984
SBA Communications Corp., 4.00%, 10/1/22	200,000	197,250
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	100,000	92,000
		1,777,348
Financial Services — 0.1%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	150,000	165,120
Food and Staples Retailing — 0.4%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	125,000	120,781
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 5.75%, 3/15/25	200,000	180,000
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	150,000	154,125
Ingles Markets, Inc., 5.75%, 6/15/23	50,000	50,875
Rite Aid Corp., 7.70%, 2/15/27	25,000	19,500
Spectrum Brands Holdings, Inc., 7.75%, 1/15/22	100,000	103,200

14

	Principal Amount/Shares	Value
US Foods, Inc., 5.875%, 6/15/24(1)	$250,000	$252,500
		880,981
Food Products — 0.8%
B&G Foods, Inc., 5.25%, 4/1/25	125,000	120,132
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	50,000	45,625
Clearwater Seafoods, Inc., 6.875%, 5/1/25(1)	75,000	72,563
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	150,000	152,625
JBS Investments GmbH, 7.25%, 4/3/24(1)	200,000	204,250
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	175,000	178,500
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	175,000	169,312
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	225,000	213,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	50,000	52,750
Post Holdings, Inc., 5.00%, 8/15/26(1)	50,000	47,465
Post Holdings, Inc., 5.75%, 3/1/27(1)	500,000	493,125
Sigma Holdco BV, 7.875%, 5/15/26(1)	200,000	188,500
		1,938,597
Gas Utilities — 3.1%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21(1)	100,000	100,500
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	25,000	25,636
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	325,000	328,656
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	240,000	247,500
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26(1)	50,000	51,188
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	350,000	384,125
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	25,000	26,313
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	300,000	301,875
Cheniere Energy Partners LP, 5.25%, 10/1/25	200,000	200,500
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	150,000	149,625
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	375,000	388,594
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	100,000	102,500
DCP Midstream Operating LP, 4.95%, 4/1/22	50,000	50,875
DCP Midstream Operating LP, 5.375%, 7/15/25	250,000	255,000
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	75,000	75,937
Energy Transfer Equity LP, 7.50%, 10/15/20	1,000,000	1,073,250
Energy Transfer Equity LP, 4.25%, 3/15/23	325,000	323,781
EnLink Midstream Partners LP, 4.40%, 4/1/24	175,000	170,078
EnLink Midstream Partners LP, 4.15%, 6/1/25	25,000	23,731
EnLink Midstream Partners LP, 4.85%, 7/15/26	250,000	242,679
EnLink Midstream Partners LP, 5.60%, 4/1/44	50,000	44,616
EnLink Midstream Partners LP, 5.05%, 4/1/45	75,000	62,358
15

	Principal Amount/Shares	Value
EnLink Midstream Partners LP, 5.45%, 6/1/47	$150,000	$130,730
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	50,000	49,063
Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	50,000	47,750
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	75,000	77,062
MPLX LP, 5.50%, 2/15/23	25,000	25,535
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	125,000	126,562
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	75,000	74,906
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	425,000	436,156
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	100,000	114,500
SemGroup Corp., 6.375%, 3/15/25	100,000	98,750
SemGroup Corp., 7.25%, 3/15/26	100,000	100,250
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	75,000	74,813
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	200,000	200,862
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	50,000	48,375
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	200,000	200,065
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	75,000	76,781
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	300,000	300,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 3/15/24	25,000	26,438
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	75,000	75,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	125,000	129,531
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	71,063
Williams Cos., Inc. (The), 7.875%, 9/1/21	75,000	83,397
Williams Cos., Inc. (The), 4.55%, 6/24/24	25,000	25,423
		7,223,454
Health Care Equipment and Supplies — 0.4%
Avantor, Inc., 6.00%, 10/1/24(1)	100,000	101,750
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	50,000	51,313
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	200,000	185,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	50,000	44,500
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	275,000	270,050
Universal Hospital Services, Inc., 7.625%, 8/15/20	225,000	226,102
		879,215
Health Care Providers and Services — 5.8%
Centene Corp., 4.75%, 5/15/22	125,000	126,812
Centene Corp., 6.125%, 2/15/24	125,000	131,875
Centene Corp., 5.375%, 6/1/26(1)	325,000	333,937
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	221,000	124,931
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	125,000	129,844

16

	Principal Amount/Shares	Value
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	$71,000	$59,640
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/22/19(1)(3)	125,000	113,073
DaVita, Inc., 5.75%, 8/15/22	50,000	51,105
DaVita, Inc., 5.125%, 7/15/24	125,000	121,250
DaVita, Inc., 5.00%, 5/1/25	50,000	48,235
Encompass Health Corp., 5.75%, 11/1/24	75,000	76,306
Enterprise Merger Sub, Inc., 8.75%, 10/15/26(1)(4)	825,000	825,000
Envision Healthcare Corp., 5.625%, 7/15/22	150,000	154,305
Envision Healthcare Corp., 6.25%, 12/1/24(1)	175,000	189,000
HCA Healthcare, Inc., 6.25%, 2/15/21	200,000	209,000
HCA, Inc., 6.50%, 2/15/20	400,000	416,300
HCA, Inc., 7.50%, 2/15/22	75,000	82,313
HCA, Inc., 5.875%, 3/15/22	200,000	212,500
HCA, Inc., 4.75%, 5/1/23	2,750,000	2,808,437
HCA, Inc., 5.00%, 3/15/24	75,000	77,063
HCA, Inc., 5.375%, 2/1/25	300,000	306,750
HCA, Inc., 5.875%, 2/15/26	175,000	182,656
HCA, Inc., 5.25%, 6/15/26	75,000	77,344
HCA, Inc., 5.375%, 9/1/26	325,000	329,712
HCA, Inc., 5.625%, 9/1/28	575,000	579,312
HCA, Inc., 5.50%, 6/15/47	50,000	50,813
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,396,875
LifePoint Health, Inc., 5.50%, 12/1/21	250,000	254,687
LifePoint Health, Inc., 5.875%, 12/1/23	75,000	78,469
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	100,000	104,200
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(11)	275,000	285,172
Select Medical Corp., 6.375%, 6/1/21	400,000	407,456
Tenet Healthcare Corp., 5.50%, 3/1/19	25,000	25,250
Tenet Healthcare Corp., 6.75%, 2/1/20	25,000	25,934
Tenet Healthcare Corp., 6.00%, 10/1/20	1,485,000	1,535,119
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50,000	52,375
Tenet Healthcare Corp., 8.125%, 4/1/22	475,000	502,336
Tenet Healthcare Corp., 6.75%, 6/15/23	575,000	575,000
Tenet Healthcare Corp., 4.625%, 7/15/24	75,000	73,088
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	225,000	229,500
		13,362,974
Hotels, Restaurants and Leisure — 7.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	350,000	352,187
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	750,000	720,007
Aramark Services, Inc., 5.125%, 1/15/24	763,000	773,110
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	100,625
Aramark Services, Inc., 5.00%, 2/1/28(1)	540,000	530,550
Boyd Gaming Corp., 6.875%, 5/15/23	350,000	368,987
Boyd Gaming Corp., 6.375%, 4/1/26	500,000	516,000
Boyd Gaming Corp., 6.00%, 8/15/26	675,000	683,437
Boyne USA, Inc., 7.25%, 5/1/25(1)	175,000	185,938

17

	Principal Amount/Shares	Value
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	$150,000	$150,000
Churchill Downs, Inc., 4.75%, 1/15/28(1)	125,000	117,500
Delta Merger Sub, Inc., 6.00%, 9/15/26(1)	425,000	431,375
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	200,000	205,500
Eldorado Resorts, Inc., 7.00%, 8/1/23	150,000	158,250
Eldorado Resorts, Inc., 6.00%, 4/1/25	275,000	279,469
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	150,000	145,125
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	200,000	211,000
Golden Nugget, Inc., 6.75%, 10/15/24(1)	450,000	457,596
Golden Nugget, Inc., 8.75%, 10/1/25(1)	350,000	367,773
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26(1)	325,000	324,594
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(11)	35,126	33,984
International Game Technology plc, 6.25%, 1/15/27(1)	200,000	203,000
IRB Holding Corp., 6.75%, 2/15/26(1)	125,000	122,813
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	225,000	233,438
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	100,000	110,270
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	150,000	159,587
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	100,000	99,438
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	1,250,000	1,307,812
Marriott Ownership Resorts, Inc., 6.50%, 9/15/26(1)	100,000	102,890
Merlin Entertainments plc, 5.75%, 6/15/26(1)	200,000	202,500
MGM Resorts International, 8.625%, 2/1/19	675,000	688,500
MGM Resorts International, 6.75%, 10/1/20	575,000	605,906
MGM Resorts International, 6.625%, 12/15/21	125,000	132,750
MGM Resorts International, 7.75%, 3/15/22	150,000	164,817
MGM Resorts International, 6.00%, 3/15/23	300,000	311,250
MGM Resorts International, 5.75%, 6/15/25	775,000	780,425
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	325,000	319,719
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	75,000	75,281
NCL Corp. Ltd., 4.75%, 12/15/21(1)	171,000	172,924
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	100,000
Scientific Games International, Inc., 6.625%, 5/15/21	75,000	75,000
Scientific Games International, Inc., 10.00%, 12/1/22	1,675,000	1,781,061
Scientific Games International, Inc., 5.00%, 10/15/25(1)	125,000	119,063
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	125,000	136,606
Station Casinos LLC, 5.00%, 10/1/25(1)	350,000	336,105
Viking Cruises Ltd., 6.25%, 5/15/25(1)	25,000	25,125
Viking Cruises Ltd., 5.875%, 9/15/27(1)	100,000	97,830
VOC Escrow Ltd., 5.00%, 2/15/28(1)	25,000	24,151
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	25,000	24,219
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	350,000	325,500

18

	Principal Amount/Shares	Value
Wynn Macau Ltd., 4.875%, 10/1/24(1)	$200,000	$188,778
Wynn Macau Ltd., 5.50%, 10/1/27(1)	200,000	187,750
		16,327,515
Household Durables — 1.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 2/15/21(1)	45,000	45,563
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	75,000	70,313
AV Homes, Inc., 6.625%, 5/15/22	175,000	180,941
Beazer Homes USA, Inc., 8.75%, 3/15/22	100,000	106,000
Beazer Homes USA, Inc., 7.25%, 2/1/23	13,000	12,870
Beazer Homes USA, Inc., 6.75%, 3/15/25	77,000	71,595
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	100,000	98,500
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	75,000	75,281
Century Communities, Inc., 6.875%, 5/15/22	175,000	179,812
Century Communities, Inc., 5.875%, 7/15/25	100,000	93,280
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	26,130
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	10,660
KB Home, 7.00%, 12/15/21	125,000	132,188
Lennar Corp., 6.25%, 12/15/21	50,000	52,500
Lennar Corp., 4.125%, 1/15/22	175,000	174,569
Lennar Corp., 5.25%, 6/1/26	25,000	24,906
Lennar Corp., 5.00%, 6/15/27	200,000	195,750
Mattamy Group Corp., 6.50%, 10/1/25(1)	75,000	73,125
Meritage Homes Corp., 7.15%, 4/15/20	25,000	26,246
Meritage Homes Corp., 6.00%, 6/1/25	475,000	483,312
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	300,000	294,375
Toll Brothers Finance Corp., 5.875%, 2/15/22	125,000	131,406
TRI Pointe Group, Inc., 5.25%, 6/1/27	300,000	268,125
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	50,000	49,813
William Lyon Homes, Inc., 7.00%, 8/15/22	25,000	25,531
William Lyon Homes, Inc., 6.00%, 9/1/23	100,000	97,000
William Lyon Homes, Inc., 5.875%, 1/31/25	125,000	116,719
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	175,000	180,687
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	225,000	223,875
		3,521,072
Household Products — 0.6%
Central Garden & Pet Co., 6.125%, 11/15/23	75,000	77,719
Central Garden & Pet Co., 5.125%, 2/1/28	75,000	71,437
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)	200,000	207,250
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	700,000	698,250
Prestige Brands, Inc., 5.375%, 12/15/21(1)	50,000	50,313
Prestige Brands, Inc., 6.375%, 3/1/24(1)	75,000	76,219
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	50,000	48,125
Spectrum Brands, Inc., 6.125%, 12/15/24	25,000	25,625
		1,254,938

19

	Principal Amount/Shares	Value
Industrial — 0.2%
BWX Technologies, Inc., 5.375%, 7/15/26(1)	$50,000	$50,312
FXI Holdings, Inc., 7.875%, 11/1/24(1)	75,000	71,719
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	50,000	46,250
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	100,000	100,750
TopBuild Corp., 5.625%, 5/1/26(1)	175,000	171,500
		440,531
Industrial Conglomerates — 1.1%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	25,000	25,594
Avantor, Inc., 9.00%, 10/1/25(1)	350,000	361,812
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	75,000	78,000
DAE Funding LLC, 4.00%, 8/1/20(1)	450,000	446,062
DAE Funding LLC, 4.50%, 8/1/22(1)	225,000	219,937
DAE Funding LLC, 5.00%, 8/1/24(1)	250,000	245,312
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	50,000	51,500
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	150,000	156,486
H&E Equipment Services, Inc., 5.625%, 9/1/25	225,000	225,000
HD Supply, Inc., VRN, 5.75%, 4/15/19(1)(3)	75,000	79,031
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	76,500
Koppers, Inc., 6.00%, 2/15/25(1)	25,000	25,063
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	97,738
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	125,000	119,688
TTM Technologies, Inc., 5.625%, 10/1/25(1)	75,000	75,375
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	175,000	170,188
		2,453,286
Insurance — 1.2%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	200,000	186,936
Aircastle Ltd., 4.625%, 12/15/18	155,000	155,467
Aircastle Ltd., 5.125%, 3/15/21	75,000	77,023
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	198,500
AssuredPartners, Inc., 7.00%, 8/15/25(1)	100,000	99,250
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	175,000	174,335
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	206,500
Genworth Holdings, Inc., 7.70%, 6/15/20	575,000	592,250
Genworth Holdings, Inc., 7.625%, 9/24/21	25,000	25,438
International Lease Finance Corp., 5.875%, 4/1/19	25,000	25,348
MBIA Insurance Corp., VRN, 13.60%, 10/15/18, resets quarterly off the 3-month LIBOR plus 11.26%(1)(5)(6)	125,000	77,344
MBIA, Inc., 7.15%, 7/15/27	25,000	24,063
MGIC Investment Corp., 5.75%, 8/15/23	75,000	78,750
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	250,000	262,450
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	250,000	262,500
Prudential Financial, Inc., VRN, 5.70%, 9/15/28(3)	50,000	49,829
Radian Group, Inc., 5.25%, 6/15/20	30,000	30,712
Radian Group, Inc., 7.00%, 3/15/21	25,000	26,844
Radian Group, Inc., 4.50%, 10/1/24	100,000	98,750

20

	Principal Amount/Shares	Value
USIS Merger Sub, Inc., 6.875%, 5/1/25(1)	$150,000	$150,000
		2,802,289
Internet and Direct Marketing Retail — 0.1%
Netflix, Inc., 5.50%, 2/15/22	150,000	155,363
IT Services — 1.4%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	100,000	101,700
CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	200,000	200,000
Fair Isaac Corp., 5.25%, 5/15/26(1)	25,000	25,313
First Data Corp., 7.00%, 12/1/23(1)	2,025,000	2,113,594
First Data Corp., 5.00%, 1/15/24(1)	50,000	50,475
First Data Corp., 5.75%, 1/15/24(1)	200,000	203,300
Harland Clarke Holdings Corp., 6.875%, 3/1/20(1)	25,000	24,844
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	250,000	240,937
Match Group, Inc., 6.375%, 6/1/24	285,000	301,707
		3,261,870
Leisure Products — 0.2%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	200,000	190,500
Mattel, Inc., 6.75%, 12/31/25(1)	225,000	221,063
Mattel, Inc., 5.45%, 11/1/41	25,000	20,375
		431,938
Machinery — 1.1%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	350,000	368,156
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	50,000	51,250
Cloud Crane LLC, 10.125%, 8/1/24(1)	300,000	329,250
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	150,000	156,375
Navistar International Corp., 6.625%, 11/1/25(1)	175,000	182,875
SPX FLOW, Inc., 5.625%, 8/15/24(1)	50,000	50,495
SPX FLOW, Inc., 5.875%, 8/15/26(1)	50,000	50,500
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)(4)	150,000	152,812
Tennant Co., 5.625%, 5/1/25	50,000	50,875
Terex Corp., 5.625%, 2/1/25(1)	75,000	74,625
Vertiv Group Corp., 9.25%, 10/15/24(1)	425,000	444,125
Vertiv Intermediate Holding Corp., 12.00% Cash or 13.00% PIK, 2/15/22(1)(11)	525,000	538,781
		2,450,119
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	50,000	50,125
Media — 2.0%
Block Communications, Inc., 6.875%, 2/15/25(1)	100,000	103,000
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	560,000	566,300
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	25,000	25,193
Cogent Communications Finance, Inc., 5.625%, 4/15/21(1)	75,000	75,563
CSC Holdings LLC, 8.625%, 2/15/19	175,000	178,062
DISH DBS Corp., 5.875%, 7/15/22	25,000	24,484

21

	Principal Amount/Shares	Value
Embarq Corp., 8.00%, 6/1/36	$675,000	$676,687
EW Scripps Co. (The), 5.125%, 5/15/25(1)	100,000	96,375
iHeartCommunications, Inc., 12.00% Cash plus 2.00% PIK, 2/1/21(5)(6)	105,607	13,993
Level 3 Parent LLC, 5.75%, 12/1/22	125,000	126,744
Live Nation Entertainment, Inc., 5.375%, 6/15/22(1)	50,000	50,750
Mediacom Broadband LLC / Mediacom Broadband Corp., 5.50%, 4/15/21	25,000	25,313
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	200,000	210,310
National CineMedia LLC, 5.75%, 8/15/26	25,000	23,788
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	125,000	120,336
Quebecor Media, Inc., 5.75%, 1/15/23	50,000	51,688
Qwest Corp., 6.75%, 12/1/21	75,000	80,225
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	250,000	234,375
Salem Media Group, Inc., 6.75%, 6/1/24(1)	25,000	22,375
Sinclair Television Group, Inc., 6.125%, 10/1/22	225,000	230,062
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	75,000	69,375
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	100,000	96,721
TEGNA, Inc., 4.875%, 9/15/21(1)	25,000	25,094
TEGNA, Inc., 6.375%, 10/15/23	50,000	51,810
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(1)	200,000	189,011
Townsquare Media, Inc., 6.50%, 4/1/23(1)	150,000	139,312
Univision Communications, Inc., 6.75%, 9/15/22(1)	436,000	446,900
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	190,270
Urban One, Inc., 9.25%, 2/15/20(1)	50,000	49,625
Virgin Media Finance plc, 6.00%, 10/15/24(1)	400,000	401,980
WMG Acquisition Corp., 5.00%, 8/1/23(1)	50,000	50,125
		4,645,846
Metals and Mining — 4.4%
AK Steel Corp., 7.625%, 10/1/21	125,000	127,969
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	200,000	212,500
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	200,000	215,750
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	400,000	412,000
Aleris International, Inc., 10.75%, 7/15/23(1)	250,000	265,625
ArcelorMittal, 5.25%, 8/5/20	25,000	25,746
Arconic, Inc., 5.125%, 10/1/24	400,000	403,946
Arconic, Inc., 5.95%, 2/1/37	225,000	224,578
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	151,125
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	150,000	159,375
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	250,000	244,062
Coeur Mining, Inc., 5.875%, 6/1/24	75,000	71,719
Commercial Metals Co., 5.75%, 4/15/26(1)	75,000	72,938
Commercial Metals Co., 5.375%, 7/15/27	50,000	47,125
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	69,844
Constellium NV, 5.75%, 5/15/24(1)	250,000	249,687
Constellium NV, 6.625%, 3/1/25(1)	250,000	253,750

22

	Principal Amount/Shares	Value
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	$150,000	$148,594
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	200,000	196,500
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	200,000	191,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,400,000	1,286,250
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	200,000	190,500
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	200,000	182,250
FMG Resources August 2006 Pty Ltd., 4.75%, 5/15/22(1)	50,000	49,688
Freeport-McMoRan, Inc., 3.10%, 3/15/20	150,000	148,687
Freeport-McMoRan, Inc., 4.00%, 11/14/21	150,000	149,437
Freeport-McMoRan, Inc., 3.55%, 3/1/22	75,000	73,125
Freeport-McMoRan, Inc., 3.875%, 3/15/23	225,000	218,232
Freeport-McMoRan, Inc., 4.55%, 11/14/24	100,000	97,500
Freeport-McMoRan, Inc., 5.40%, 11/14/34	250,000	236,250
Freeport-McMoRan, Inc., 5.45%, 3/15/43	575,000	524,687
Hecla Mining Co., 6.875%, 5/1/21	75,000	75,422
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	25,000	22,625
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	50,000	51,631
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	125,000	129,688
IAMGOLD Corp., 7.00%, 4/15/25(1)	75,000	74,798
Kinross Gold Corp., 5.125%, 9/1/21	50,000	51,625
Kinross Gold Corp., 4.50%, 7/15/27	50,000	44,815
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	76,781
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	75,000	76,875
Novelis Corp., 6.25%, 8/15/24(1)	315,000	322,087
Novelis Corp., 5.875%, 9/30/26(1)	100,000	97,875
Park-Ohio Industries, Inc., 6.625%, 4/15/27	75,000	77,250
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	195,500
Steel Dynamics, Inc., 5.125%, 10/1/21	100,000	101,225
Taseko Mines Ltd., 8.75%, 6/15/22(1)	175,000	178,281
Teck Resources Ltd., 4.50%, 1/15/21	75,000	76,031
Teck Resources Ltd., 4.75%, 1/15/22	200,000	204,160
Teck Resources Ltd., 3.75%, 2/1/23	25,000	24,563
Teck Resources Ltd., 6.125%, 10/1/35	225,000	237,937
Teck Resources Ltd., 6.00%, 8/15/40	450,000	461,250
Teck Resources Ltd., 6.25%, 7/15/41	175,000	184,625
Teck Resources Ltd., 5.20%, 3/1/42	100,000	92,750
United States Steel Corp., 6.875%, 8/15/25	200,000	205,250
United States Steel Corp., 6.25%, 3/15/26	175,000	173,906
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	25,000	27,219
		10,164,608
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 4.625%, 9/15/20	75,000	75,000
Starwood Property Trust, Inc., 4.75%, 3/15/25	75,000	72,008
		147,008
Multi-Utilities — 1.7%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	125,000	123,438

23

	Principal Amount/Shares	Value
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	$100,000	$98,500
Calpine Corp., 6.00%, 1/15/22(1)	725,000	735,512
Calpine Corp., 5.375%, 1/15/23	950,000	896,562
Calpine Corp., 5.875%, 1/15/24(1)	75,000	75,750
Calpine Corp., 5.50%, 2/1/24	75,000	67,219
Calpine Corp., 5.75%, 1/15/25	175,000	155,531
Calpine Corp., 5.25%, 6/1/26(1)	125,000	116,250
Clearway Energy Operating LLC, 5.75%, 10/15/25(1)(4)	175,000	176,969
Clearway Energy Operating LLC, 5.00%, 9/15/26	150,000	144,375
GenOn Energy, Inc., 7.875%, 6/15/17(6)(7)	75,000	51,750
GenOn Energy, Inc., 9.50%, 10/15/18(5)(6)	25,000	16,688
LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23(1)	200,000	199,500
NRG Energy, Inc., 6.25%, 7/15/22	13,000	13,445
NRG Energy, Inc., 6.25%, 5/1/24	25,000	26,125
NRG Energy, Inc., 6.625%, 1/15/27	200,000	210,900
NRG Energy, Inc., 5.75%, 1/15/28(1)	175,000	177,187
Talen Energy Supply LLC, 9.50%, 7/15/22(1)	25,000	25,000
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	250,000	227,187
Vistra Energy Corp., 7.375%, 11/1/22	275,000	286,393
Vistra Energy Corp., 7.625%, 11/1/24	74,000	80,013
		3,904,294
Multiline Retail — 0.1%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	200,000	135,000
JC Penney Corp., Inc., 6.375%, 10/15/36	125,000	50,625
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	100,000	66,187
Neiman Marcus Group Ltd. LLC, 8.75% Cash or 9.50% PIK, 10/15/21(1)(11)	125,000	83,047
		334,859
Oil, Gas and Consumable Fuels — 12.1%
Aker BP ASA, 5.875%, 3/31/25(1)	150,000	155,437
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/25(1)	125,000	133,594
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	175,000	167,125
Antero Resources Corp., 5.375%, 11/1/21	75,000	76,148
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	211,000	238,957
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)(4)	250,000	248,937
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	625,000	644,531
California Resources Corp., 8.00%, 12/15/22(1)	850,000	812,812
Callon Petroleum Co., 6.125%, 10/1/24	750,000	766,875
Callon Petroleum Co., 6.375%, 7/1/26	150,000	153,375
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	65,000	65,081
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,200,000	1,231,500
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	75,000	74,813
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	175,000	175,000
Chesapeake Energy Corp., 6.625%, 8/15/20	211,000	221,550

24

	Principal Amount/Shares	Value
Chesapeake Energy Corp., 6.875%, 11/15/20	$325,000	$342,062
Chesapeake Energy Corp., 5.375%, 6/15/21	75,000	75,000
Chesapeake Energy Corp., 8.00%, 1/15/25	700,000	724,150
Chesapeake Energy Corp., 7.50%, 10/1/26	150,000	150,188
Citgo Holding, Inc., 10.75%, 2/15/20(1)	950,000	1,011,750
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	50,000	50,125
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	125,000	126,249
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24	250,000	182,500
CNX Resources Corp., 5.875%, 4/15/22	350,000	351,330
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	100,000	113,500
Continental Resources, Inc., 4.90%, 6/1/44	25,000	24,735
Conuma Coal Resources Ltd., 10.00%, 5/1/23(1)	70,000	73,150
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	275,000	280,156
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	475,000	466,094
CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/22	50,000	51,000
Denbury Resources, Inc., 9.00%, 5/15/21(1)	359,000	389,964
Denbury Resources, Inc., 6.375%, 8/15/21	775,000	759,500
Denbury Resources, Inc., 9.25%, 3/31/22(1)	86,000	93,203
Denbury Resources, Inc., 7.50%, 2/15/24(1)	75,000	77,344
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	125,000	125,469
Diamondback Energy, Inc., 5.375%, 5/31/25	50,000	51,313
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	362,000	361,095
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	475,000	319,437
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	1,342,000	1,113,860
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	50,000	38,500
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	50,000	49,625
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	200,000	178,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	67,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	25,000	21,938
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	47,750
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	47,750
Gulfport Energy Corp., 6.00%, 10/15/24	150,000	147,000
Gulfport Energy Corp., 6.375%, 5/15/25	125,000	123,438
Gulfport Energy Corp., 6.375%, 1/15/26	100,000	97,500
Halcon Resources Corp., 6.75%, 2/15/25	375,000	361,875
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	200,000	203,000
HighPoint Operating Corp., 7.00%, 10/15/22	50,000	50,000
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	175,000	170,187
Jagged Peak Energy LLC, 5.875%, 5/1/26(1)	400,000	399,000
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22	100,000	59,000

25

	Principal Amount/Shares	Value
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23	$75,000	$45,750
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23(1)	150,000	154,875
Laredo Petroleum, Inc., 5.625%, 1/15/22	400,000	399,000
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	450,000	450,000
Matador Resources Co., 5.875%, 9/15/26(1)	225,000	228,375
MEG Energy Corp., 6.375%, 1/30/23(1)	525,000	480,375
MEG Energy Corp., 7.00%, 3/31/24(1)	225,000	205,875
MEG Energy Corp., 6.50%, 1/15/25(1)	75,000	74,625
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	700,000	702,625
Murphy Oil Corp., 4.45%, 12/1/22	100,000	99,477
Murphy Oil Corp., 6.875%, 8/15/24	275,000	291,767
Murphy Oil Corp., 5.75%, 8/15/25	100,000	101,840
Murray Energy Corp., 11.25%, 4/15/21(1)	200,000	143,500
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)	760,000	513,000
Newfield Exploration Co., 5.75%, 1/30/22	50,000	52,563
Newfield Exploration Co., 5.625%, 7/1/24	750,000	794,062
Northern Oil and Gas, Inc., 8.50% Cash or 8.50% Cash plus 1.00% PIK, 5/15/23(1)(4)	175,000	185,062
Oasis Petroleum, Inc., 6.50%, 11/1/21	375,000	380,625
Oasis Petroleum, Inc., 6.875%, 3/15/22	100,000	101,873
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	75,000	76,650
Parkland Fuel Corp., 6.00%, 4/1/26(1)	50,000	50,250
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(1)	125,000	130,625
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	50,000	50,250
PDC Energy, Inc., 6.125%, 9/15/24	100,000	98,875
Peabody Energy Corp., 6.00%, 3/31/22(1)	325,000	331,500
QEP Resources, Inc., 5.625%, 3/1/26	100,000	96,000
Range Resources Corp., 5.875%, 7/1/22	50,000	51,125
Range Resources Corp., 5.00%, 8/15/22	400,000	398,000
Range Resources Corp., 5.00%, 3/15/23	25,000	24,688
Resolute Energy Corp., 8.50%, 5/1/20	275,000	275,687
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	75,000	76,500
Sanchez Energy Corp., 7.75%, 6/15/21	425,000	299,625
Sanchez Energy Corp., 6.125%, 1/15/23	675,000	391,500
Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	150,000	156,000
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	150,000	146,438
SM Energy Co., 6.125%, 11/15/22	350,000	362,250
SM Energy Co., 5.625%, 6/1/25	325,000	325,406
SM Energy Co., 6.75%, 9/15/26	200,000	208,750
Southern Star Central Corp., 5.125%, 7/15/22(1)	75,000	75,094
Southwestern Energy Co., 4.10%, 3/15/22	250,000	250,312
Southwestern Energy Co., 6.20%, 1/23/25	675,000	672,047
SRC Energy, Inc., 6.25%, 12/1/25	125,000	118,125
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	75,000	74,063

26

	Principal Amount/Shares	Value
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23(1)	$431,000	$427,767
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)	50,000	48,425
Sunoco LP / Sunoco Finance Corp., 5.875%, 3/15/28(1)	50,000	48,125
Vermilion Energy, Inc., 5.625%, 3/15/25(1)	50,000	49,938
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	225,000	220,500
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)(4)	275,000	275,000
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	450,000	462,375
Whiting Petroleum Corp., 5.75%, 3/15/21	925,000	950,437
WildHorse Resource Development Corp., 6.875%, 2/1/25	275,000	285,312
WPX Energy, Inc., 6.00%, 1/15/22	19,000	19,784
WPX Energy, Inc., 8.25%, 8/1/23	250,000	285,000
WPX Energy, Inc., 5.75%, 6/1/26	100,000	101,625
		27,860,289
Paper and Forest Products — 0.2%
Cascades, Inc., 5.50%, 7/15/22(1)	25,000	25,313
Mercer International, Inc., 6.50%, 2/1/24	175,000	180,458
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	150,000	153,375
		359,146
Personal Products — 0.1%
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	25,000	23,438
High Ridge Brands Co., 8.875%, 3/15/25(1)	50,000	24,437
Revlon Consumer Products Corp., 6.25%, 8/1/24	100,000	61,250
		109,125
Pharmaceuticals — 2.8%
Bausch Health Cos., Inc., 7.50%, 7/15/21(1)	577,000	589,261
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	25,000	25,000
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	200,000	193,150
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	450,000	438,525
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	825,000	786,679
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	25,000	25,050
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,750,000	1,890,070
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	175,000	184,187
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	100,000	101,750
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(11)	275,000	279,125
Elanco Animal Health, Inc., 3.91%, 8/27/21(1)	25,000	25,040
Elanco Animal Health, Inc., 4.27%, 8/28/23(1)	50,000	50,191
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,250,000	1,115,625
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	200,000	173,400
Endo Finance LLC, 5.75%, 1/15/22(1)	100,000	93,875
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	150,000	147,000
Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	202,000	214,625
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	100,000	95,250
		6,427,803
Professional Services — 0.1%
Gartner, Inc., 5.125%, 4/1/25(1)	50,000	50,394

27

	Principal Amount/Shares	Value
Michael Baker International LLC, 8.75%, 3/1/23(1)	$175,000	$176,312
		226,706
Real Estate Management and Development — 0.4%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	50,613
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	75,000	73,313
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	75,000	74,440
Hunt Cos., Inc., 6.25%, 2/15/26(1)	250,000	233,750
Kennedy-Wilson, Inc., 5.875%, 4/1/24	150,000	148,500
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	350,000	329,437
		910,053
Semiconductors and Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	298,000	336,379
Advanced Micro Devices, Inc., 7.00%, 7/1/24	317,000	336,020
Amkor Technology, Inc., 6.375%, 10/1/22	100,000	102,137
Entegris, Inc., 4.625%, 2/10/26(1)	125,000	119,519
Micron Technology, Inc., 5.50%, 2/1/25	50,000	51,956
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	400,000	402,300
NXP BV / NXP Funding LLC, 4.625%, 6/15/22(1)	200,000	202,250
Qorvo, Inc., 7.00%, 12/1/25	2,000	2,172
Qorvo, Inc., 5.50%, 7/15/26(1)	225,000	228,967
		1,781,700
Software — 1.4%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	125,000	127,500
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	1,075,000	1,100,101
CDK Global, Inc., 5.875%, 6/15/26	150,000	155,307
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	150,000	149,438
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	175,000	185,172
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% Cash or 7.875% PIK, 5/1/21(1)(11)	450,000	457,087
Infor US, Inc., 6.50%, 5/15/22	410,000	417,606
Informatica LLC, 7.125%, 7/15/23(1)	50,000	51,429
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	125,000	122,031
RP Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	156,000
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	200,000	184,000
		3,105,671
Specialty Retail — 1.0%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	250,000	247,500
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	200,000	208,250
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	150,000	138,750
Carlson Travel, Inc., 9.50%, 12/15/24(1)	202,000	195,435
Carvana Co., 8.875%, 10/1/23(1)	175,000	176,312
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 6/1/21(1)	25,000	25,813
Group 1 Automotive, Inc., 5.00%, 6/1/22	75,000	75,000
Group 1 Automotive, Inc., 5.25%, 12/15/23(1)	25,000	24,750
Herc Rentals, Inc., 7.50%, 6/1/22(1)	45,000	47,813

28

	Principal Amount/Shares	Value
Herc Rentals, Inc., 7.75%, 6/1/24(1)	$132,000	$142,700
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	48,000
Party City Holdings, Inc., 6.625%, 8/1/26(1)	100,000	101,500
Penske Automotive Group, Inc., 3.75%, 8/15/20	50,000	49,875
Penske Automotive Group, Inc., 5.75%, 10/1/22	275,000	280,639
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	75,000	77,812
Sonic Automotive, Inc., 5.00%, 5/15/23	75,000	71,063
Sonic Automotive, Inc., 6.125%, 3/15/27	175,000	164,500
United Rentals North America, Inc., 5.875%, 9/15/26	275,000	283,250
United Rentals North America, Inc., 5.50%, 5/15/27	25,000	24,781
		2,383,743
Technology Hardware, Storage and Peripherals — 1.6%
Ascend Learning LLC, 6.875%, 8/1/25(1)	100,000	101,250
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	625,000	645,312
Diebold Nixdorf, Inc., 8.50%, 4/15/24	75,000	54,000
EMC Corp., 2.65%, 6/1/20	1,325,000	1,301,371
Everi Payments, Inc., 7.50%, 12/15/25(1)	175,000	177,187
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	250,000	257,500
NCR Corp., 5.875%, 12/15/21	25,000	25,344
NCR Corp., 6.375%, 12/15/23	300,000	306,375
Western Digital Corp., 4.75%, 2/15/26	925,000	896,279
		3,764,618
Textiles, Apparel and Luxury Goods — 0.1%
Claire's Stores, Inc., 8.875%, 3/15/19(5)(6)	25,000	3,458
L Brands, Inc., 5.25%, 2/1/28	75,000	64,616
L Brands, Inc., 6.75%, 7/1/36	275,000	228,250
		296,324
Tobacco†
Vector Group Ltd., 6.125%, 2/1/25(1)	75,000	69,750
Trading Companies and Distributors — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	175,000	174,204
United Rentals North America, Inc., 4.875%, 1/15/28	150,000	141,000
		315,204
Transportation and Logistics — 0.2%
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	200,000	206,000
BCD Acquisition, Inc., 9.625%, 9/15/23(1)	50,000	53,563
Wabash National Corp., 5.50%, 10/1/25(1)	250,000	239,375
		498,938
Utilities†
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	50,000	50,688
Wireless Telecommunication Services — 2.0%
Digicel Group Ltd., 8.25%, 9/30/20(1)	1,000,000	766,250
Digicel Group Ltd., 7.125%, 4/1/22(1)	200,000	131,972
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,793,000	1,806,358
Sprint Communications, Inc., 9.25%, 4/15/22	100,000	114,500
Sprint Corp., 7.875%, 9/15/23	400,000	431,944

29

	Principal Amount/Shares	Value
T-Mobile USA, Inc., 4.00%, 4/15/22	$75,000	$74,859
T-Mobile USA, Inc., 6.00%, 3/1/23	900,000	929,925
T-Mobile USA, Inc., 6.00%, 4/15/24	50,000	51,975
T-Mobile USA, Inc., 5.125%, 4/15/25	25,000	25,250
T-Mobile USA, Inc., 4.50%, 2/1/26	150,000	143,175
T-Mobile USA, Inc., 4.75%, 2/1/28	25,000	23,562
Xplornet Communications, Inc., 9.625% Cash or 10.625% PIK, 6/1/22(1)(12)	27,734	28,497
		4,528,267
TOTAL CORPORATE BONDS (Cost $199,798,847)		199,358,277
BANK LOAN OBLIGATIONS(8) — 2.5%
Basic Materials†
Big River Steel LLC, Term Loan B, 7.39%, 8/23/23, resets quarterly off the 3-month LIBOR plus 5.00%	49,438	50,272
Chemicals — 0.1%
Consolidated Energy Finance SA, Term Loan B, 4.63%, 5/7/25, resets monthly off the 1-month LIBOR plus 2.50%	149,625	149,438
Venator Materials Corporation, Term Loan B, 5.24%, 8/8/24, resets monthly off the 1-month LIBOR plus 3.00%	49,500	49,717
		199,155
Communications†
Parexel International Corporation, Term Loan B, 4.99%, 9/27/24, resets monthly off the 1-month LIBOR plus 2.75%	74,250	73,879
Communications Equipment†
Radiate Holdco, LLC, 1st Lien Term Loan, 5.24%, 2/1/24, resets monthly off the 1-month LIBOR plus 3.00%	98,500	98,474
Construction Materials†
Pisces Midco, Inc., 2018 Term Loan, 6.09%, 4/12/25, resets quarterly off the 3-month LIBOR plus 3.75%	49,875	50,500
Consumer Finance — 0.1%
Financial & Risk Holdings, Inc., 2018 USD Term Loan, 9/17/25(9)	225,000	224,766
Consumer, Cyclical — 0.2%
LTF Merger Sub, Inc., 2017 Term Loan B, 5.06%, 6/10/22, resets quarterly off the 3-month LIBOR plus 2.75%	369,027	371,124
Tacala, LLC, 1st Lien Term Loan, 5.49%, 1/31/25, resets monthly off the 1-month LIBOR plus 3.25%	49,750	50,061
		421,185
Consumer, Non-cyclical — 0.1%
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.57%, 9/2/24, resets quarterly off the 3-month LIBOR plus 3.25%	49,500	49,577
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.99%, 8/25/24, resets monthly off the 1-month LIBOR plus 3.75%	99,187	100,303
USS Ultimate Holdings, Inc., 2nd Lien Term Loan, 9.99%, 8/25/25, resets monthly off the 1-month LIBOR plus 7.75%	75,000	75,375
		225,255
Containers and Packaging — 0.1%
Berry Global, Inc., Term Loan R, 4.19%, 1/19/24, resets quarterly off the 3-month LIBOR plus 2.00%	49,250	49,363
BWAY Holding Company, 2017 Term Loan B, 5.58%, 4/3/24, resets quarterly off the 3-month LIBOR plus 3.25%	97,817	97,855

30

	Principal Amount/Shares	Value
Consolidated Container Company LLC, 2017 1st Lien Term Loan, 4.99%, 5/22/24, resets monthly off the 1-month LIBOR plus 2.75%	$8,179	$8,220
Consolidated Container Company LLC, 2017 1st Lien Term Loan, 4.99%, 5/22/24, resets monthly off the 1-month LIBOR plus 2.75%	41,322	41,529
Flex Acquisition Company, Inc., 1st Lien Term Loan, 5.34%, 12/29/23, resets quarterly off the 3-month LIBOR plus 3.00%	123,438	123,532
		320,499
Diversified Financial Services — 0.3%
Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 5.59%, 7/21/25, resets quarterly off the 3-month LIBOR plus 3.25%	175,000	176,787
Edelman Financial Center, LLC, 2018 2nd Lien Term Loan, 9.09%, 7/20/26, resets quarterly off the 3-month LIBOR plus 6.75%	50,000	51,187
Hub International Limited, 2018 Term Loan B, 5.34%, 4/25/25, resets quarterly off the 3-month LIBOR plus 3.00%	149,625	150,110
UFC Holdings, LLC, 1st Lien Term Loan, 5.50%, 8/18/23, resets monthly off the 1-month LIBOR plus 3.25%	49,125	49,474
UFC Holdings, LLC, 2nd Lien Term Loan, 9.74%, 8/18/24, resets monthly off the 1-month LIBOR plus 7.50%	150,000	152,016
		579,574
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 5.84%, 10/31/24, resets quarterly off the 3-month LIBOR plus 3.50%	150,000	151,136
Energy Equipment and Services — 0.1%
McDermott Technology Americas, Inc, 2018 1st Lien Term Loan, 7.24%, 5/10/25, resets monthly off the 1-month LIBOR plus 5.00%	149,250	151,457
Financial Services — 0.1%
Asurion LLC, 2017 Term Loan B4, 5.24%, 8/4/22, resets monthly off the 1-month LIBOR plus 3.00%	66,951	67,579
Asurion LLC, 2018 Term Loan B6, 5.24%, 11/3/23, resets monthly off the 1-month LIBOR plus 3.00%	47,930	48,342
		115,921
Food Products — 0.1%
HLF Financing S.a r.l., 2018 Term Loan B, 5.49%, 8/9/25, resets monthly off the 1-month LIBOR plus 3.25%	75,000	75,765
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.14%, 5/23/25, resets quarterly off the 3-month LIBOR plus 3.75%	56,820	57,104
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.14%, 5/23/25, resets quarterly off the 3-month LIBOR plus 3.75%	17,993	18,083
		150,952
Health Care Providers and Services — 0.2%
21st Century Oncology Holdings, Inc., Exit Term Loan, 8.47%, 1/16/23, resets quarterly off the 3-month LIBOR plus 6.13%	24,378	23,056
Air Methods Corporation, 2017 Term Loan B, 5.89%, 4/21/24, resets quarterly off the 3-month LIBOR plus 3.50%	73,758	67,431
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.14%, 6/7/23, resets quarterly off the 3-month LIBOR plus 2.75%	308,981	309,982
Wink Holdco, Inc., 1st Lien Term Loan B, 5.24%, 12/2/24, resets monthly off the 1-month LIBOR plus 3.00%	74,438	74,298
Wink Holdco, Inc., 2nd Lien Term Loan B, 9.00%, 11/3/25, resets monthly off the 1-month LIBOR plus 6.75%	100,000	100,125
		574,892

31

	Principal Amount/Shares	Value
Hotels, Restaurants and Leisure — 0.3%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	$22,062	$22,101
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	27,186	27,234
Aramark Services, Inc., 2018 Term Loan B3, 4.08%, 3/11/25, resets quarterly off the 3-month LIBOR plus 1.75%	46,633	46,837
Caesars Entertainment Operating Company, Exit Term Loan, 4.24%, 10/6/24, resets monthly off the 1-month LIBOR plus 2.00%	99,250	99,328
CityCenter Holdings, LLC, 2017 Term Loan B, 4.49%, 4/18/24, resets monthly off the 1-month LIBOR plus 2.25%	49,375	49,495
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.39%, 12/1/23, resets quarterly off the 3-month LIBOR plus 3.00%	149,625	150,630
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.99%, 10/4/23, resets monthly off the 1-month LIBOR plus 2.75%	27,871	28,011
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.90%, 10/4/23, resets monthly off the 1-month LIBOR plus 2.75%	20,896	21,128
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 4.49%, 8/29/25, resets monthly off the 1-month LIBOR plus 2.25%	125,000	126,250
RHP Hotel Properties, LP, 2017 Term Loan B, 4.34%, 5/11/24, resets quarterly off the 3-month LIBOR plus 2.00%	48,876	48,992
Scientific Games International, Inc., 2018 Term Loan B5, 5.04%, 8/14/24, resets bi-monthly off the 2-month LIBOR plus 2.75%	40,018	40,002
Scientific Games International, Inc., 2018 Term Loan B5, 4.99%, 8/14/24, resets monthly off the 1-month LIBOR plus 2.75%	9,546	9,542
		669,550
Industrial — 0.1%
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 5.64%, 7/19/24, resets quarterly off the 3-month LIBOR plus 3.25%	24,813	24,554
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 9.64%, 7/18/25, resets quarterly off the 3-month LIBOR plus 7.25%	24,574	24,544
MW Industries, Inc., 2nd Lien Term Loan, 10.39%, 9/28/25, resets quarterly off the 3-month LIBOR plus 8.00%	75,000	76,031
Neenah Foundry Company, 2017 Term Loan, 8.79%, 12/13/22, resets bi-monthly off the 2-month LIBOR plus 6.50%	35,625	35,447
Neenah Foundry Company, 2017 Term Loan, 8.70%, 12/13/22, resets bi-monthly off the 2-month LIBOR plus 6.50%	36,563	36,380
		196,956
Industrial Conglomerates†
Core & Main LP, 2017 Term Loan B, 5.32%, 8/1/24, resets quarterly off the 3-month LIBOR plus 3.00%	34,825	34,999
Core & Main LP, 2017 Term Loan B, 5.31%, 8/1/24, resets quarterly off the 3-month LIBOR plus 3.00%	39,488	39,685
		74,684
Insurance†
Genworth Holdings, Inc., Term Loan, 6.65%, 3/7/23, resets monthly off the 1-month LIBOR plus 4.50%	74,813	76,683
Machinery — 0.1%
Altra Industrial Motion Corp., 2018 Term Loan B, 9/5/25(9)	100,000	100,390
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.64%, 11/6/24, resets monthly off the 1-month LIBOR plus 3.50%	174,000	175,269
		275,659

32

	Principal Amount/Shares	Value
Media — 0.1%
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.49%, 3/24/25, resets monthly off the 1-month LIBOR plus 2.25%	$74,625	$74,843
Meredith Corporation, Term Loan B, 5.24%, 1/31/25, resets monthly off the 1-month LIBOR plus 3.00%	66,479	66,959
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.46%, 3/1/25, resets quarterly off the 3-month LIBOR plus 3.25%	6,900	6,865
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.64%, 3/1/25, resets quarterly off the 3-month LIBOR plus 3.25%	6,725	6,690
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.59%, 3/1/25, resets quarterly off the 3-month LIBOR plus 3.25%	11,250	11,192
		166,549
Oil, Gas and Consumable Fuels — 0.2%
California Resources Corporation, 2017 1st Lien Term Loan, 6.96%, 12/31/22, resets monthly off the 1-month LIBOR plus 4.75%	375,000	382,342
California Resources Corporation, Second Out Term Loan, 12.62%, 12/31/21, resets monthly off the 1-month LIBOR plus 10.38%	25,000	27,813
HFOTCO LLC, 2018 Term Loan B, 5.00%, 6/26/25, resets monthly off the 1-month LIBOR plus 2.75%	24,065	24,155
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 6.00%, 5/25/25, resets monthly off the 1-month LIBOR plus 3.75%	49,875	49,563
Peabody Energy Corporation, 2018 Term Loan, 4.99%, 3/31/25, resets monthly off the 1-month LIBOR plus 2.75%	35,035	35,159
Southcross Holdings Borrower LP, Exit Term Loan B, 3.50% Cash or 5.50% PIK, 4/13/23(12)	3,739	3,538
		522,570
Specialty Retail†
Priso Acquisition Corporation, 2017 Term Loan B, 5.24%, 5/8/22, resets monthly off the 1-month LIBOR plus 3.00%	22,952	23,152
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 10.13%, 11/8/24, resets monthly off the 1-month LIBOR plus 8.00%	94,933	74,428
		97,580
Technology Hardware, Storage and Peripherals — 0.1%
Everi Payments Inc., Term Loan B, 5.24%, 5/9/24, resets monthly off the 1-month LIBOR plus 3.00%	98,750	99,454
Tempo Acquisition LLC, Term Loan, 5.24%, 5/1/24, resets monthly off the 1-month LIBOR plus 3.00%	74,063	74,439
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	20,666	20,731
		194,624
Trading Companies and Distributors — 0.1%
Foundation Building Materials, LLC, 2018 Term Loan B, 5.40%, 8/13/25, resets monthly off the 1-month LIBOR plus 3.25%	125,000	125,781
Transportation and Logistics†
Syncreon Global Finance (US) Inc., Term Loan B, 6.49%, 10/28/20, resets monthly off the 1-month LIBOR plus 4.25%	71,078	66,991
TOTAL BANK LOAN OBLIGATIONS (Cost $5,832,108)		5,855,544
PREFERRED STOCKS — 1.6%
Banks — 0.9%
Bank of America Corp., 6.30%	25,000	27,000
Bank of America Corp., 6.50%	100,000	108,125
Bank of America Corp., 5.875%	75,000	74,437

33

	Principal Amount/Shares	Value
Bank of America Corp., 6.25%	800,000	$845,000
Bank of Nova Scotia (The), 4.65%	50,000	46,938
Citigroup, Inc., 5.95%	25,000	25,786
Citigroup, Inc., 6.875%	1,749	48,535
Citigroup, Inc., 5.95%	250,000	255,867
Citigroup, Inc., 5.90%	425,000	435,625
Citigroup, Inc., 6.25%	100,000	104,500
Wells Fargo & Co., 5.90%	50,000	50,812
		2,022,625
Capital Markets — 0.1%
Charles Schwab Corp. (The), 5.00%	150,000	145,125
General Finance Corp., 8.125%	1,116	28,888
		174,013
Diversified Financial Services — 0.4%
Goldman Sachs Group, Inc. (The), 5.70%	25,000	25,244
Goldman Sachs Group, Inc. (The), 5.375%	50,000	51,063
JPMorgan Chase & Co., 6.75%	100,000	109,250
JPMorgan Chase & Co., 6.125%	175,000	182,460
JPMorgan Chase & Co., 6.10%	500,000	518,125
		886,142
Gas Utilities — 0.2%
Energy Transfer Partners LP, 6.25%	150,000	144,656
Energy Transfer Partners LP, 6.625%	50,000	47,969
Plains All American Pipeline LP, 6.125%	75,000	73,219
Summit Midstream Partners LP, 9.50%	175,000	174,125
		439,969
Marine†
Seaspan Corp., 6.375%	1,249	31,737
Oil, Gas and Consumable Fuels†
Nine Point Energy Holdings (Acquired 3/28/17, Cost $18,000)(2)(6)	18	11,700
TOTAL PREFERRED STOCKS (Cost $3,567,122)		3,566,186
COMMON STOCKS — 0.2%
Communications Equipment†
Avaya Holdings Corp.(6)	4,725	104,612
Diversified Financial Services†
JG Wentworth, Class A(6)	2,147	19,860
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(2)(6)	676	—
Household Products†
Exide Technologies (Acquired 5/14/15, $—)(2)(6)	162	275
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(6)	3,055	76,008
Metals and Mining — 0.1%
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(2)(6)	4,088	110,376
Oil, Gas and Consumable Fuels — 0.1%
Bonanza Creek Energy, Inc.(6)	2,979	88,714

34

	Principal Amount/Shares	Value
Denbury Resources, Inc.(6)	15,194	$94,203
Midstates Petroleum Co., Inc.(6)	47	419
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(2)(6)	1,082	11,902
Riviera Resources Inc/Linn(6)	821	17,610
Roan Resources, Inc.(6)	821	14,655
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $579)(2)(6)	13	673
Southcross Holdings GP, LLC, Class A (Acquired 5/10/16, Cost $360)(2)(6)	4	500
Southcross Holdings LP, Class A (Acquired 5/10/16, Cost $360)(2)(6)	4	500
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(2)(6)	960	960
		230,136
TOTAL COMMON STOCKS (Cost $417,455)		541,267
CONVERTIBLE BONDS — 0.1%
Auto Components — 0.1%
Exide Technologies, 7.00% PIK, 4/30/25 (Acquired 4/30/15 - 6/5/18, Cost $3,301)(2)	$17,627	11,629
Meritor, Inc., VRN, 4.00%, 2/15/19(3)	75,000	77,344
		88,973
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26	25,000	24,756
TOTAL CONVERTIBLE BONDS (Cost $102,703)		113,729
WARRANTS†
Consumer Finance†
iPayment Holdings, Inc.(6)	44,936	11,459
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(6)	1,215	1,810
Industrial Conglomerates†
Jack Cooper Enterprises, Inc.(6)	20	—
Metals and Mining†
UC Holdings, Inc.(6)	600	5,400
Oil, Gas and Consumable Fuels†
Halcon Resources Corp.(6)	291	29
Midstates Petroleum Co., Inc.(6)	337	—
Sabine Oil & Gas Holdings, Inc.(6)	7	37
		66
Paper and Forest Products†
Appvion Holdings Corp.(6)	195	1
Appvion Holdings Corp.(6)	195	1
		2
TOTAL WARRANTS (Cost $5,595)		18,737
ESCROW INTERESTS(10)†
Banks†
Washington Mutual Bank, Escrow(6)	250,000	2,563
Energy†
Denver Parent, Escrow(6)	63,341	—
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(6)	3,570	9,817

35

	Principal Amount/Shares	Value
Multi-Utilities†
Texas Competitive Electric Holdings Co., Escrow(6)	200,000	$900
Paper and Forest Products†
Appvion, Inc., Escrow(6)	200,000	4,000
TOTAL ESCROW INTERESTS (Cost $292,886)		17,280
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(6) (Cost $—)	3,425	2,475
TEMPORARY CASH INVESTMENTS — 10.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $24,060,565)	24,060,565	24,060,565
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $234,077,281)		233,534,060
OTHER ASSETS AND LIABILITIES — (1.6)%		(3,668,978)
TOTAL NET ASSETS — 100.0%		$229,865,082

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $104,198,978, which represented 45.3% of total net assets. Of these securities, 0.4% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $341,662, which represented 0.1% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Security is in default.

(6)	Non-income producing.

(7)	Maturity is in default.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)
Escrow interests represent beneficial interests in bankrupcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(11)	The security's rate was paid in cash at the last payment date.

(12)	The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

See Notes to Financial Statements.

36

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $234,077,281)	$233,534,060
Receivable for investments sold	841,065
Receivable for capital shares sold	264,515
Interest and dividends receivable	3,780,577
238,420,217

Liabilities
Payable for investments purchased	8,150,523
Payable for capital shares redeemed	123,430
Accrued management fees	105,427
Distribution and service fees payable	99
Dividends payable	175,656
8,555,135

Net Assets	$229,865,082

Net Assets Consist of:
Capital paid in	$231,800,573
Distributions in excess of net investment income	(77,037)
Accumulated net realized loss	(1,315,233)
Net unrealized depreciation	(543,221)
$229,865,082

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$11,302,846	1,190,327	$9.50
I Class	$20,154,865	2,124,106	$9.49
Y Class	$159,972,670	16,856,117	$9.49
A Class	$510,385	53,768	$9.49*
R5 Class	$5,202	548	$9.49
R6 Class	$37,919,114	3,995,098	$9.49
* Maximum offering price $9.94 (net asset value divided by 0.955).

See Notes to Financial Statements.

37

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,778,097
Dividends	21,980
5,800,077

Expenses:
Management fees	528,849
Distribution and service fees - A Class	239
Trustees' fees and expenses	6,393
535,481

Net investment income (loss)	5,264,596

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	270,919
Change in net unrealized appreciation (depreciation) on investments	987,613

Net realized and unrealized gain (loss)	1,258,532

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,523,128

See Notes to Financial Statements.

38

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND MARCH 31, 2018 AND YEAR ENDED SEPTEMBER 30, 2017
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018(1)	September 30, 2017
Operations
Net investment income (loss)	$5,264,596	$4,082,785	$6,292,640
Net realized gain (loss)	270,919	1,256	979,351
Change in net unrealized appreciation (depreciation)	987,613	(3,850,461)	1,948,590
Net increase (decrease) in net assets resulting from operations	6,523,128	233,580	9,220,581

Distributions to Shareholders
From net investment income:
Investor Class	(124,316)	(17,318)	—
I Class	(332,213)	(75,164)	—
Y Class	(4,394,441)	(4,069,530)	(6,179,656)
A Class	(5,040)	(140)	—
R5 Class	(148)	(151)	—
R6 Class	(408,559)	(33,104)	—
Decrease in net assets from distributions	(5,264,717)	(4,195,407)	(6,179,656)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	70,505,951	34,648,257	30,176,641

Net increase (decrease) in net assets	71,764,362	30,686,430	33,217,566

Net Assets
Beginning of period	158,100,720	127,414,290	94,196,724
End of period	$229,865,082	$158,100,720	$127,414,290

Undistributed (distributions in excess of) net investment income	$(77,037)	$(76,916)	$31,655

(1)	The fund's fiscal year end was changed from September 30 to March 31, resulting in a six-month annual reporting period.

See Notes to Financial Statements.

39

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, R5 Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. Sale of the Investor Class, I Class, A Class, R5 Class and R6 Class commenced on October 2, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

40

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

41

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	R5 Class	R6 Class
0.775%	0.675%	0.575%	0.775%	0.575%	0.525%

Distribution and Service Fees — The Board of Trustees has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 were $93,647,153 and $30,631,398, respectively.

42

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Six months ended March 31, 2018(1)(2)		Year ended September 30, 2017
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class					N/A
Sold	1,061,087	$10,058,734	188,709	$1,808,267
Issued in reinvestment of distributions	12,645	119,825	1,747	16,651
Redeemed	(32,008)	(303,014)	(41,853)	(398,770)
	1,041,724	9,875,545	148,603	1,426,148
I Class					N/A
Sold	1,873,821	17,760,117	854,014	8,160,249
Issued in reinvestment of distributions	34,944	330,826	7,915	75,164
Redeemed	(641,955)	(6,042,215)	(4,633)	(43,805)
	1,266,810	12,048,728	857,296	8,191,608
Y Class
Sold	3,075,985	29,083,725	2,826,105	27,188,837	12,790,918	$123,058,806
Issued in reinvestment of distributions	335,311	3,171,959	290,458	2,780,975	133,112	1,282,705
Redeemed	(1,587,318)	(15,021,298)	(1,252,780)	(11,991,479)	(9,753,965)	(94,164,870)
	1,823,978	17,234,386	1,863,783	17,978,333	3,170,065	30,176,641
A Class					N/A
Sold	52,825	500,008	517	5,008
Issued in reinvestment of distributions	495	4,688	14	132
Redeemed	(83)	(785)	—	—
	53,237	503,911	531	5,140
R5 Class					N/A
Sold	—	—	516	5,000
Issued in reinvestment of distributions	16	148	16	151
	16	148	532	5,151
R6 Class					N/A
Sold	3,234,382	30,641,941	735,928	7,008,773
Issued in reinvestment of distributions	43,020	407,450	3,514	33,104
Redeemed	(21,746)	(206,158)	—	—
	3,255,656	30,843,233	739,442	7,041,877
Net increase (decrease)	7,441,421	$70,505,951	3,610,187	$34,648,257	3,170,065	$30,176,641

(1)	The fund's fiscal year end was changed from September 30 to March 31, resulting in a six-month annual reporting period.

(2)	October 2, 2017 (commencement of sale) through March 31, 2018 for Investor Class, I Class, A Class, R5 Class and R6 Class.

43

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$199,358,277	—
Bank Loan Obligations	—	5,855,544	—
Preferred Stocks	$80,272	3,485,914	—
Common Stocks	541,267	—	—
Convertible Bonds	—	113,729	—
Warrants	1,839	16,898	—
Escrow Interests	—	17,280	—
Rights	—	2,475	—
Temporary Cash Investments	24,060,565	—	—
	$24,683,943	$208,850,117	—

7. Risk Factors

The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$234,436,003
Gross tax appreciation of investments	$2,998,389
Gross tax depreciation of investments	(3,900,332)
Net tax appreciation (depreciation) of investments	$(901,943)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of March 31, 2018, the fund had accumulated short-term capital losses of $(166,404) and accumulated long-term capital losses of $(1,014,842), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Reorganization

On September 15, 2017, the Nomura High Yield Fund shareholders approved an agreement and plan of reorganization (the reorganization), whereby the net assets of Nomura High Yield Fund, a series issued by The Advisors’ Inner Circle Fund III, were transferred to High Income Fund, a newly organized series issued by the trust, with no investment operations prior to the reorganization, in exchange for shares of High Income Fund. The transaction will allow the Nomura High Yield Fund’s shareholders to access American Century Investment’s capabilities and operational infrastructure in terms of shareholder servicing, relationship management, and product support, and benefit from their expanded resources in the areas of multi-channel distribution and relationship management. The financial statements and performance history of Nomura High Yield Fund survived after the reorganization and the fiscal year end was changed from September 30 to March 31. The reorganization was effective on October 2, 2017.

Prior to the reorganization, the fund’s investment advisor was Nomura Asset Management U.S.A. Inc. and the fund paid an annual investment advisory fee of 0.50%. The fund was also charged a variety of other fees, including an administration and accounting fee, transfer agent fee, pricing fee, legal fee, registration fee and other expenses. Nomura Asset Management U.S.A. Inc. contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 0.575% of the fund’s average daily net assets. Nomura Asset Management U.S.A. Inc. had an agreement with NCRAM to subadvise the fund and paid the NCRAM out of their investment advisory fee.

The reorganization was accomplished by a tax-free exchange of shares between Nomura High Yield Fund - Class I and High Income Fund - Y Class. On October 2, 2017, Nomura High Yield Fund exchanged its shares for shares of High Income Fund as follows:

Original Fund/Class	Shares Exchanged	Net Assets	New Fund/Class	Shares Received	Net Assets
Nomura High Yield Fund – Class I	13,168,356	$127,414,290	High Income Fund –Y Class	13,168,356	$127,414,290

Because High Income Fund was a newly organized series with no investment operations prior to the reorganization and the reorganization was effective at the commencement of High Income Fund’s fiscal year, it is not practicable to present proforma results of operations during the period or separate the amounts of revenue and earnings of Nomura High Yield Fund that have been included in High Income Fund’s Statement of Operations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.43	0.26	0.08	0.34	(0.27)	—	(0.27)	$9.50	3.62%	0.78%(4)	0.78%(4)	5.61%(4)	18%	$11,303
2018(5)	$9.68	0.27	(0.24)	0.03	(0.28)	—	(0.28)	$9.43	0.29%	0.78%(4)	0.78%(4)	5.70%(4)	26%	$1,401
I Class
2018(3)	$9.42	0.27	0.07	0.34	(0.27)	—	(0.27)	$9.49	3.67%	0.68%(4)	0.68%(4)	5.71%(4)	18%	$20,155
2018(5)	$9.68	0.27	(0.25)	0.02	(0.28)	—	(0.28)	$9.42	0.23%	0.68%(4)	0.68%(4)	5.80%(4)	26%	$8,078
Y Class
2018(3)	$9.42	0.28	0.07	0.35	(0.28)	—	(0.28)	$9.49	3.73%	0.58%(4)	0.58%(4)	5.81%(4)	18%	$159,973
2018(6)	$9.68	0.28	(0.25)	0.03	(0.29)	—	(0.29)	$9.42	0.31%	0.58%(4)	0.58%(4)	5.90%(4)	26%	$141,643
2017	$9.42	0.56	0.24	0.80	(0.54)	—	(0.54)	$9.68	8.74%	0.58%	1.00%	5.83%(7)	81%	$127,414
2016	$8.95	0.58	0.46	1.04	(0.57)(8)	—	(0.57)	$9.42	12.15%	0.61%	1.49%	6.37%(7)	116%	$94,197
2015	$10.24	0.65	(1.11)	(0.46)	(0.65)	(0.18)	(0.83)	$8.95	(4.79)%	0.71%	2.95%	6.62%(7)	106%	$34,075
2014	$10.23	0.65	0.20	0.85	(0.70)	(0.14)	(0.84)	$10.24	8.50%	0.85%	2.60%	6.24%(7)	114%	$50,820
2013(9)	$10.00	0.51	0.22	0.73	(0.50)	—	(0.50)	$10.23	7.39%	0.85%(4)	2.60%(4)	6.71%(4)(7)	148%	$48,030
A Class
2018(3)	$9.42	0.25	0.08	0.33	(0.26)	—	(0.26)	$9.49	3.49%	1.03%(4)	1.03%(4)	5.36%(4)	18%	$510
2018(5)	$9.68	0.26	(0.25)	0.01	(0.27)	—	(0.27)	$9.42	0.06%	1.03%(4)	1.03%(4)	5.45%(4)	26%	$5
R5 Class
2018(3)	$9.42	0.28	0.07	0.35	(0.28)	—	(0.28)	$9.49	3.73%	0.58%(4)	0.58%(4)	5.81%(4)	18%	$5
2018(5)	$9.68	0.28	(0.25)	0.03	(0.29)	—	(0.29)	$9.42	0.27%	0.58%(4)	0.58%(4)	5.90%(4)	26%	$5

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2018(3)	$9.42	0.27	0.08	0.35	(0.28)	—	(0.28)	$9.49	3.75%	0.53%(4)	0.53%(4)	5.86%(4)	18%	$37,919
2018(5)	$9.68	0.26	(0.23)	0.03	(0.29)	—	(0.29)	$9.42	0.31%	0.53%(4)	0.53%(4)	5.95%(4)	26%	$6,969

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	October 2, 2017 (commencement of sale) through March 31, 2018.

(6)	October 1, 2017 through March 31, 2018. The fund's fiscal year end was changed from September 30 to March 31, resulting in a six-month annual reporting period.

(7)	The ratio of net investment income (loss) to average net assets would have been lower if a portion of the fees had not been waived and/or reimbursed.

(8)	Per-share amount includes a distribution from tax return of capital of less than $0.005.

(9)	December 27, 2012 (fund inception) through September 30, 2013.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management Inc. (the “Subadvisor”) acts as subadvisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor, and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor and the Subadvisor.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor and the Subadvisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	compliance policies, procedures, and regulatory experience of the Advisor and Subadvisor;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

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regarding the renewal of the agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services

49

provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the subadvisory agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee.

Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer

50

group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement and the subadvisory agreement are fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93334 1811

Semiannual Report

September 30, 2018

High-Yield Fund
Investor Class (ABHIX)
I Class (AHYHX)
Y Class (AHYLX)
A Class (AHYVX)
C Class (AHDCX)
R Class (AHYRX)
R5 Class (ACYIX)
R6 Class (AHYDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	3.7 years
Weighted Average Life to Maturity	6.0 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	94.5%
Bank Loan Obligations	2.0%
Asset-Backed Securities	0.3%
Sovereign Governments and Agencies	0.2%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	1.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,033.00	$4.03	0.79%
I Class	$1,000	$1,033.50	$3.52	0.69%
Y Class	$1,000	$1,034.00	$3.01	0.59%
A Class	$1,000	$1,031.70	$5.30	1.04%
C Class	$1,000	$1,027.90	$9.10	1.79%
R Class	$1,000	$1,032.30	$6.57	1.29%
R5 Class	$1,000	$1,034.00	$3.01	0.59%
R6 Class	$1,000	$1,034.30	$2.75	0.54%
Hypothetical
Investor Class	$1,000	$1,021.11	$4.00	0.79%
I Class	$1,000	$1,021.61	$3.50	0.69%
Y Class	$1,000	$1,022.11	$2.99	0.59%
A Class	$1,000	$1,019.85	$5.27	1.04%
C Class	$1,000	$1,016.09	$9.05	1.79%
R Class	$1,000	$1,018.60	$6.53	1.29%
R5 Class	$1,000	$1,022.11	$2.99	0.59%
R6 Class	$1,000	$1,022.36	$2.74	0.54%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 94.5%
Aerospace and Defense — 1.1%
Bombardier, Inc., 8.75%, 12/1/21(1)	$160,000	$177,736
Bombardier, Inc., 5.75%, 3/15/22(1)	215,000	217,284
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	186,388
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	316,056
TransDigm, Inc., 6.00%, 7/15/22	160,000	163,000
TransDigm, Inc., 6.375%, 6/15/26	520,000	526,500
		1,586,964
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	180,000	186,525
Airlines — 0.6%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	275,000	276,719
United Continental Holdings, Inc., 5.00%, 2/1/24	555,000	552,225
		828,944
Auto Components — 0.9%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	139,000	142,127
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	541,350
Tenneco, Inc., 5.00%, 7/15/26	475,000	423,344
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	160,157
		1,266,978
Banks — 0.6%
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	800,000	722,601
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	136,233
		858,834
Chemicals — 2.3%
CF Industries, Inc., 3.45%, 6/1/23	413,000	399,577
Hexion, Inc., 6.625%, 4/15/20	405,000	381,712
Huntsman International LLC, 5.125%, 11/15/22	195,000	201,338
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	425,000	419,560
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	500,000	483,250
Olin Corp., 5.125%, 9/15/27	360,000	348,300
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	370,000	366,955
Tronox Finance plc, 5.75%, 10/1/25(1)	680,000	632,400
		3,233,092
Commercial Services and Supplies — 1.9%
ADT Security Corp. (The), 6.25%, 10/15/21	355,000	374,173
Covanta Holding Corp., 5.875%, 3/1/24	606,000	620,211
Envision Healthcare Corp., 5.125%, 7/1/22(1)	380,000	391,210
Iron Mountain, Inc., 5.75%, 8/15/24	395,000	391,840
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	355,000	347,364
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	430,000	460,960
		2,585,758

6

	Principal Amount	Value
Communications Equipment — 1.4%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	$70,000	$72,590
CommScope Technologies LLC, 5.00%, 3/15/27(1)	555,000	535,575
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	240,677
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	305,000	310,957
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	315,000	326,025
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	500,000	502,250
		1,988,074
Construction and Engineering — 0.3%
SBA Communications Corp., 4.875%, 7/15/22	415,000	420,021
Construction Materials — 0.7%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	289,000	278,885
Standard Industries, Inc., 6.00%, 10/15/25(1)	375,000	384,844
USG Corp., 5.50%, 3/1/25(1)	280,000	286,650
		950,379
Consumer Discretionary — 0.6%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	830,000	792,650
Consumer Finance — 1.3%
CIT Group, Inc., 5.00%, 8/1/23	250,000	255,650
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	140,000	133,000
Navient Corp., 5.00%, 10/26/20	60,000	60,889
Navient Corp., 5.50%, 1/25/23	705,000	705,881
Navient Corp., MTN, 6.125%, 3/25/24	140,000	140,350
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	460,000	466,325
		1,762,095
Containers and Packaging — 3.6%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(6)	780,000	791,700
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	415,000	408,567
Ball Corp., 5.00%, 3/15/22	205,000	211,816
Ball Corp., 4.00%, 11/15/23	90,000	88,313
Ball Corp., 5.25%, 7/1/25	250,000	259,375
Berry Global, Inc., 5.50%, 5/15/22	100,000	101,760
Berry Global, Inc., 5.125%, 7/15/23	330,000	334,785
BWAY Holding Co., 5.50%, 4/15/24(1)	480,000	473,083
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	645,000	649,192
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	247,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	109,159	110,524
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	388,343
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	535,000	545,366
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	444,400
		5,055,024
Diversified Financial Services — 1.0%
Ally Financial, Inc., 5.75%, 11/20/25	595,000	616,569

7

	Principal Amount	Value
Ally Financial, Inc., 8.00%, 11/1/31	$210,000	$255,413
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	100,000	101,942
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	405,000	411,925
		1,385,849
Diversified Telecommunication Services — 4.9%
CenturyLink, Inc., 5.625%, 4/1/20	655,000	668,919
CenturyLink, Inc., 5.80%, 3/15/22	360,000	368,100
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	179,888
Frontier Communications Corp., 7.125%, 3/15/19	295,000	298,334
Frontier Communications Corp., 10.50%, 9/15/22	235,000	209,589
Frontier Communications Corp., 7.125%, 1/15/23	555,000	395,437
Frontier Communications Corp., 6.875%, 1/15/25	450,000	275,774
Frontier Communications Corp., 11.00%, 9/15/25	55,000	43,159
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	470,856
Inmarsat Finance plc, 4.875%, 5/15/22(1)	175,000	175,000
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	560,000	594,300
Level 3 Financing, Inc., 5.375%, 8/15/22	345,000	349,312
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	185,463
Level 3 Financing, Inc., 5.25%, 3/15/26	850,000	838,355
Sprint Capital Corp., 6.875%, 11/15/28	280,000	282,013
Sprint Capital Corp., 8.75%, 3/15/32	280,000	315,613
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	738,750
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	150,000	81,000
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23(1)	110,000	59,400
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	317,000	305,905
		6,835,167
Energy Equipment and Services — 2.7%
Ensco plc, 8.00%, 1/31/24	488,000	494,100
Ensco plc, 5.20%, 3/15/25	145,000	126,694
Nabors Industries, Inc., 4.625%, 9/15/21	360,000	356,333
Noble Holding International Ltd., 7.75%, 1/15/24	675,000	673,312
Precision Drilling Corp., 5.25%, 11/15/24	375,000	360,000
Transocean, Inc., 9.00%, 7/15/23(1)	870,000	948,300
Weatherford International Ltd., 7.75%, 6/15/21	290,000	288,913
Weatherford International Ltd., 4.50%, 4/15/22	290,000	255,200
Weatherford International Ltd., 9.875%, 2/15/24	250,000	245,625
		3,748,477
Entertainment — 12.4%
Altice Financing SA, 6.625%, 2/15/23(1)	430,000	434,300
Altice Financing SA, 7.50%, 5/15/26(1)	505,000	493,637
Altice France SA, 7.375%, 5/1/26(1)	615,000	617,952
Altice Luxembourg SA, 7.625%, 2/15/25(1)	470,000	427,700
Altice US Finance I Corp., 5.375%, 7/15/23(1)	460,000	466,325
Altice US Finance I Corp., 5.50%, 5/15/26(1)	245,000	244,878

8

	Principal Amount	Value
AMC Entertainment Holdings, Inc., 5.875%, 2/15/22	$140,000	$141,575
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	140,000	134,505
AMC Networks, Inc., 4.75%, 8/1/25	730,000	702,311
Cablevision Systems Corp., 5.875%, 9/15/22	705,000	720,422
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	625,000	621,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	885,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	489,564
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	166,650
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	105,000	105,788
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	560,000	563,500
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	205,000	210,201
CSC Holdings LLC, 6.75%, 11/15/21	565,000	596,781
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	211,250
CSC Holdings LLC, 5.50%, 4/15/27(1)	485,000	473,059
DISH DBS Corp., 5.125%, 5/1/20	200,000	202,500
DISH DBS Corp., 5.00%, 3/15/23	435,000	396,363
DISH DBS Corp., 5.875%, 11/15/24	630,000	568,575
Gray Television, Inc., 5.125%, 10/15/24(1)	475,000	460,156
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	452,156
Netflix, Inc., 5.75%, 3/1/24	555,000	570,262
Netflix, Inc., 5.875%, 11/15/28(1)	500,000	502,160
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	623,094
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	479,495
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	315,000	312,669
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	352,188
TEGNA, Inc., 5.125%, 7/15/20	80,000	80,700
TEGNA, Inc., 5.50%, 9/15/24(1)	415,000	421,225
Unitymedia GmbH, 6.125%, 1/15/25(1)	265,000	279,575
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	351,563
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	315,000	315,397
Videotron Ltd., 5.00%, 7/15/22	280,000	288,750
Virgin Media Finance plc, 5.75%, 1/15/25(1)	640,000	635,277
WMG Acquisition Corp., 5.625%, 4/15/22(1)	517,000	526,047
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	290,000	273,688
Ziggo BV, 5.50%, 1/15/27(1)	675,000	635,006
		17,434,619
Equity Real Estate Investment Trusts (REITs) — 1.7%
Equinix, Inc., 5.375%, 5/15/27	520,000	522,163
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	460,625
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	488,656
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	280,000	282,100
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	370,000	340,400
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	140,000	136,150
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	205,000	196,800
		2,426,894

9

	Principal Amount	Value
Financial Services — 0.6%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	$750,000	$825,600
Food and Staples Retailing — 1.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	595,000	574,919
Horizon Pharma, Inc., 6.625%, 5/1/23	415,000	425,375
Rite Aid Corp., 6.125%, 4/1/23(1)	665,000	599,331
SUPERVALU, Inc., 6.75%, 6/1/21	113,000	115,543
		1,715,168
Food Products — 2.0%
B&G Foods, Inc., 5.25%, 4/1/25	260,000	249,876
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	210,000	214,200
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	276,850
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	43,988
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	451,950
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	730,462
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	887,595
		2,854,921
Gas Utilities — 2.4%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	268,887
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	85,000	89,463
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	450,000	452,812
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	140,000	145,075
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	471,500
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	135,000	138,375
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	810,000	769,500
NuStar Logistics LP, 4.75%, 2/1/22	155,000	154,613
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	462,169
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	465,610
		3,418,004
Health Care Equipment and Supplies — 0.9%
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	235,000	241,169
Mallinckrodt International Finance SA, 4.75%, 4/15/23	525,000	450,375
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	265,000	235,850
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	145,000	123,177
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	175,000	171,850
		1,222,421
Health Care Providers and Services — 6.1%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	100,250
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	292,900
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	270,000	263,925
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	180,000	101,754

10

	Principal Amount	Value
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	$575,000	$548,406
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	85,000	71,400
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/22/19(1)(2)	315,000	284,943
DaVita, Inc., 5.125%, 7/15/24	532,000	516,040
DaVita, Inc., 5.00%, 5/1/25	595,000	573,991
Encompass Health Corp., 5.75%, 11/1/24	275,000	279,788
Envision Healthcare Corp., 5.625%, 7/15/22	365,000	375,476
HCA, Inc., 5.00%, 3/15/24	190,000	195,225
HCA, Inc., 5.375%, 2/1/25	695,000	710,637
HCA, Inc., 7.69%, 6/15/25	500,000	561,250
HCA, Inc., 4.50%, 2/15/27	480,000	472,800
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	375,000	378,750
Tenet Healthcare Corp., 8.125%, 4/1/22	470,000	497,048
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	780,000
Tenet Healthcare Corp., 5.125%, 5/1/25	500,000	493,750
Tenet Healthcare Corp., 7.00%, 8/1/25	530,000	525,760
Universal Health Services, Inc., 5.00%, 6/1/26(1)	475,000	478,562
		8,502,655
Hotels, Restaurants and Leisure — 5.6%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	500,000	480,005
Boyd Gaming Corp., 6.875%, 5/15/23	288,000	303,624
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	361,200
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	633,000
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	620,297
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	510,000	494,853
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	447,947
International Game Technology plc, 6.50%, 2/15/25(1)	585,000	609,862
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	460,000	477,250
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	250,188
MGM Resorts International, 6.00%, 3/15/23	350,000	363,125
MGM Resorts International, 4.625%, 9/1/26	280,000	262,416
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	657,696
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	260,000	260,000
Scientific Games International, Inc., 6.25%, 9/1/20	445,000	445,000
Scientific Games International, Inc., 10.00%, 12/1/22	290,000	308,363
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	96,030
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	586,094
Yum! Brands, Inc., 3.75%, 11/1/21	200,000	198,000
		7,854,950
Household Durables — 4.0%
Beazer Homes USA, Inc., 7.25%, 2/1/23	15,000	14,850
Beazer Homes USA, Inc., 6.75%, 3/15/25	430,000	399,814
Beazer Homes USA, Inc., 5.875%, 10/15/27	330,000	282,150

11

	Principal Amount	Value
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	$340,000	$341,275
Century Communities, Inc., 6.875%, 5/15/22	235,000	241,463
Lennar Corp., 4.50%, 4/30/24	695,000	682,281
Meritage Homes Corp., 7.00%, 4/1/22	110,000	118,663
Meritage Homes Corp., 5.125%, 6/6/27	730,000	675,250
PulteGroup, Inc., 5.50%, 3/1/26	465,000	464,419
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	355,000	351,894
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	715,000	707,850
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	760,000	757,150
William Lyon Homes, Inc., 5.875%, 1/31/25	570,000	532,237
		5,569,296
Household Products — 0.5%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	364,088
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	329,875
		693,963
Insurance — 1.0%
Genworth Holdings, Inc., 7.625%, 9/24/21	315,000	320,513
Genworth Holdings, Inc., VRN, 4.32%, 11/15/18, resets quarterly off the 3-month LIBOR plus 2.00%	175,000	111,125
Liberty Mutual Group, Inc., VRN, 5.24%, 12/17/18, resets quarterly off the 3-month LIBOR plus 2.91%(1)	670,000	654,925
Voya Financial, Inc., VRN, 5.65%, 5/15/23(2)	350,000	353,622
		1,440,185
IT Services — 0.6%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	301,600
First Data Corp., 5.75%, 1/15/24(1)	410,000	416,765
IAC/InterActiveCorp, 4.75%, 12/15/22	130,000	127,387
		845,752
Machinery — 0.4%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	545,000	573,272
Marine — 0.6%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	805,000	807,013
Media — 0.5%
Lamar Media Corp., 5.00%, 5/1/23	290,000	295,800
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	420,188
		715,988
Metals and Mining — 5.2%
AK Steel Corp., 7.00%, 3/15/27	755,000	728,575
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	435,625
Allegheny Technologies, Inc., 5.95%, 1/15/21	715,000	730,194
Arconic, Inc., 5.40%, 4/15/21	105,000	108,704
Arconic, Inc., 5.125%, 10/1/24	175,000	176,726
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	830,000	810,287
Constellium NV, 6.625%, 3/1/25(1)	835,000	847,525
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	305,000	299,663

12

	Principal Amount	Value
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$375,000	$365,625
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	618,975
Lundin Mining Corp., 7.875%, 11/1/22(1)	235,000	245,663
Novelis Corp., 6.25%, 8/15/24(1)	165,000	168,713
Novelis Corp., 5.875%, 9/30/26(1)	780,000	763,425
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	359,100
Teck Resources Ltd., 6.25%, 7/15/41	465,000	490,575
United States Steel Corp., 6.875%, 8/15/25	100,000	102,625
		7,252,000
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 5.00%, 7/1/19	174,000	174,400
Multi-Utilities — 2.7%
AES Corp., 4.875%, 5/15/23	260,000	263,575
AES Corp., 6.00%, 5/15/26	530,000	561,137
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	605,000	595,925
Calpine Corp., 5.375%, 1/15/23	645,000	608,719
NRG Energy, Inc., 6.25%, 5/1/24	230,000	240,350
NRG Energy, Inc., 7.25%, 5/15/26	530,000	579,380
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	302,250
Vistra Energy Corp., 7.375%, 11/1/22	435,000	453,022
Vistra Energy Corp., 7.625%, 11/1/24	122,000	131,913
		3,736,271
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20	2,000	1,785
Oil, Gas and Consumable Fuels — 10.5%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	375,000	358,125
Antero Resources Corp., 5.125%, 12/1/22	255,000	258,825
Antero Resources Corp., 5.625%, 6/1/23	155,000	159,069
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	235,000	235,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	105,000	105,131
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	235,000	241,169
Chesapeake Energy Corp., 8.00%, 1/15/25	605,000	625,872
CNX Resources Corp., 5.875%, 4/15/22	658,000	660,500
Denbury Resources, Inc., 9.00%, 5/15/21(1)	255,000	276,994
Denbury Resources, Inc., 4.625%, 7/15/23	220,000	194,564
Diamondback Energy, Inc., 4.75%, 11/1/24	385,000	386,444
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	310,000	257,300
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	530,000	536,625
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	70,000	53,900
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	80,000	72,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	90,000	78,975
Gulfport Energy Corp., 6.00%, 10/15/24	105,000	102,900
Gulfport Energy Corp., 6.375%, 5/15/25	840,000	829,500
Halcon Resources Corp., 6.75%, 2/15/25	680,000	656,200

13

	Principal Amount	Value
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	$240,000	$242,100
Laredo Petroleum, Inc., 6.25%, 3/15/23	285,000	286,425
MEG Energy Corp., 7.00%, 3/31/24(1)	135,000	123,525
MEG Energy Corp., 6.50%, 1/15/25(1)	355,000	353,225
Murphy Oil Corp., 4.45%, 12/1/22	360,000	358,119
Newfield Exploration Co., 5.75%, 1/30/22	180,000	189,225
Newfield Exploration Co., 5.375%, 1/1/26	140,000	145,775
Oasis Petroleum, Inc., 6.875%, 3/15/22	500,000	509,365
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	584,350
Petrobras Global Finance BV, 5.30%, 1/27/25	437,000	409,250
QEP Resources, Inc., 5.375%, 10/1/22	565,000	569,237
Range Resources Corp., 5.75%, 6/1/21	180,000	186,075
Range Resources Corp., 5.00%, 8/15/22	415,000	412,925
Sanchez Energy Corp., 7.75%, 6/15/21	445,000	313,725
Sanchez Energy Corp., 6.125%, 1/15/23	335,000	194,300
SM Energy Co., 5.00%, 1/15/24	365,000	358,612
Southwestern Energy Co., 6.20%, 1/23/25	555,000	552,572
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	185,000	182,688
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	536,250
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)	850,000	823,225
Whiting Petroleum Corp., 5.75%, 3/15/21	510,000	524,025
WPX Energy, Inc., 6.00%, 1/15/22	415,000	432,119
WPX Energy, Inc., 8.25%, 8/1/23	235,000	267,900
		14,644,105
Personal Products — 0.2%
Avon Products, Inc., 7.00%, 3/15/23	280,000	257,600
Pharmaceuticals — 2.6%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	570,000	550,477
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	700,000	667,485
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	800,000	801,600
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	465,000	415,013
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	280,000	274,400
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	345,000	305,325
IQVIA, Inc., 4.875%, 5/15/23(1)	75,000	75,750
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	720,000	600,176
		3,690,226
Professional Services — 0.1%
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	200,100
Semiconductors and Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 7.00%, 7/1/24	181,000	191,860
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	255,000	253,088
Sensata Technologies BV, 5.00%, 10/1/25(1)	138,000	138,513
		583,461
Software — 1.1%
Infor US, Inc., 6.50%, 5/15/22	513,000	522,516
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	476,876

14

	Principal Amount	Value
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	$520,000	$507,650
		1,507,042
Specialty Retail — 3.0%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	675,000	685,125
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	320,000	328,640
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	370,000	342,250
Herc Rentals, Inc., 7.50%, 6/1/22(1)	245,000	260,312
Hertz Corp. (The), 5.875%, 10/15/20	125,000	125,000
Hertz Corp. (The), 7.375%, 1/15/21	230,000	230,287
Hertz Corp. (The), 6.25%, 10/15/22	235,000	219,138
Party City Holdings, Inc., 6.125%, 8/15/23(1)	180,000	183,150
PetSmart, Inc., 7.125%, 3/15/23(1)	380,000	275,025
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	148,444
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	280,000	274,050
Sonic Automotive, Inc., 5.00%, 5/15/23	235,000	222,662
United Rentals North America, Inc., 5.75%, 11/15/24	200,000	206,150
United Rentals North America, Inc., 5.50%, 7/15/25	170,000	174,038
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	550,144
		4,224,415
Technology Hardware, Storage and Peripherals — 1.0%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	265,000	273,613
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	335,000	359,885
NCR Corp., 5.00%, 7/15/22	380,000	378,812
Western Digital Corp., 4.75%, 2/15/26	340,000	329,443
		1,341,753
Textiles, Apparel and Luxury Goods — 0.7%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	464,016
L Brands, Inc., 5.625%, 2/15/22	525,000	533,032
		997,048
Wireless Telecommunication Services — 2.4%
Sprint Communications, Inc., 6.00%, 11/15/22	485,000	495,913
Sprint Corp., 7.25%, 9/15/21	235,000	248,806
Sprint Corp., 7.875%, 9/15/23	380,000	410,347
Sprint Corp., 7.125%, 6/15/24	550,000	572,687
Sprint Corp., 7.625%, 2/15/25	280,000	297,640
T-Mobile USA, Inc., 6.375%, 3/1/25	355,000	370,727
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	467,339
T-Mobile USA, Inc., 4.75%, 2/1/28	500,000	471,250
		3,334,709
TOTAL CORPORATE BONDS (Cost $133,529,641)		132,330,447
BANK LOAN OBLIGATIONS(3) — 2.0%
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc., 2017 Term Loan B, 4.99%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	378,295	376,120
Level 3 Financing Inc., 2017 Term Loan B, 4.43%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	200,000	200,792

15

	Principal Amount	Value
Zayo Group, LLC, 2017 Incremental Term Loan, 4.49%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	$300,000	$301,745
		878,657
Health Care Providers and Services — 0.4%
HCA Inc., 2018 Term Loan B10, 4.24%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	497,500	501,783
Hotels, Restaurants and Leisure — 0.3%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	156,395	156,669
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	192,717	193,054
		349,723
Pharmaceuticals — 0.7%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.49%, 5/20/24, resets monthly off the 1-month LIBOR plus 2.25%	552,235	556,506
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.10%, 6/1/25, resets monthly off the 1-month LIBOR plus 3.00%	487,500	490,525
		1,047,031
TOTAL BANK LOAN OBLIGATIONS (Cost $2,774,960)		2,777,194
ASSET-BACKED SECURITIES(4) — 0.3%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	229,339	241,092
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	221,719	227,014
TOTAL ASSET-BACKED SECURITIES (Cost $453,860)		468,106
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $280,000)	280,000	268,593
TEMPORARY CASH INVESTMENTS — 1.5%
Credit Agricole Corporate and Investment Bank, 2.19%, 10/1/18(5)	1,840,000	1,839,675
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $209,345), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $205,522)		205,488
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $123,135), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $119,010)		119,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,164,488)		2,164,163
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $139,202,949)		138,008,503
OTHER ASSETS AND LIABILITIES — 1.5%		2,087,532
TOTAL NET ASSETS — 100.0%		$140,096,035

16

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $53,819,469, which represented 38.4% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	The security's rate was paid in cash at the last payment date.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $139,202,949)	$138,008,503
Receivable for investments sold	96,435
Receivable for capital shares sold	206,752
Interest receivable	2,160,224
140,471,914

Liabilities
Disbursements in excess of demand deposit cash	82,768
Payable for capital shares redeemed	135,906
Accrued management fees	87,335
Distribution and service fees payable	8,594
Dividends payable	61,276
375,879

Net Assets	$140,096,035

Net Assets Consist of:
Capital paid in	$177,502,376
Undistributed net investment income	40,541
Accumulated net realized loss	(36,252,436)
Net unrealized depreciation	(1,194,446)
$140,096,035

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$111,895,093	19,978,665	$5.60
I Class	$2,775,242	494,309	$5.61
Y Class	$3,248,314	579,252	$5.61
A Class	$12,591,249	2,246,068	$5.61*
C Class	$6,829,913	1,218,612	$5.60
R Class	$994,803	177,484	$5.61
R5 Class	$1,524,616	271,868	$5.61
R6 Class	$236,805	42,291	$5.60
*Maximum offering price $5.87 (net asset value divided by 0.955).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,518,288

Expenses:
Management fees	612,805
Distribution and service fees:
A Class	16,061
C Class	38,532
R Class	2,635
Trustees' fees and expenses	5,299
Other expenses	8,237
683,569
Fees waived(1)	(52,179)
631,390

Net investment income (loss)	3,886,898

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	32,858
Swap agreement transactions	(32,054)
804

Change in net unrealized appreciation (depreciation) on:
Investments	600,784
Swap agreements	16,386
617,170

Net realized and unrealized gain (loss)	617,974

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,504,872

(1)	Amount consists of $39,728, $1,163, $479, $4,497, $2,697, $369, $574 and $2,672 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$3,886,898	$16,329,072
Net realized gain (loss)	804	20,788,456
Change in net unrealized appreciation (depreciation)	617,170	(20,683,594)
Net increase (decrease) in net assets resulting from operations	4,504,872	16,433,934

Distributions to Shareholders
From net investment income:
Investor Class	(3,065,842)	(8,450,221)
I Class	(91,275)	(192,633)
Y Class	(39,218)	(1,647)
A Class	(331,460)	(741,366)
C Class	(169,524)	(387,006)
R Class	(25,864)	(56,363)
R5 Class	(45,979)	(5,095,194)
R6 Class	(212,277)	(1,603,744)
Decrease in net assets from distributions	(3,981,439)	(16,528,174)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,398,072)	(797,843,273)

Net increase (decrease) in net assets	(8,874,639)	(797,937,513)

Net Assets
Beginning of period	148,970,674	946,908,187
End of period	$140,096,035	$148,970,674

Undistributed net investment income	$40,541	$135,082

See Notes to Financial Statements.

20

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

21

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. During the period ended September 30, 2018, the investment advisor agreed to waive 0.07% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2018 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.5425% to 0.6600%	0.2500% to 0.3100%	0.84%	0.77%
I Class		0.1500% to 0.2100%	0.74%	0.67%
Y Class		0.0500% to 0.1100%	0.64%	0.57%
A Class		0.2500% to 0.3100%	0.84%	0.77%
C Class		0.2500% to 0.3100%	0.84%	0.77%
R Class		0.2500% to 0.3100%	0.84%	0.77%
R5 Class		0.0500% to 0.1100%	0.64%	0.57%
R6 Class		0.0000% to 0.0600%	0.59%	0.52%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

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Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 were $18,537,146 and $27,915,575, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,013,904	$45,020,714	12,241,503	$70,444,111
Issued in reinvestment of distributions	482,898	2,696,116	1,272,121	7,304,486
Redeemed	(8,429,588)	(47,084,936)	(43,707,086)	(251,303,781)
	67,214	631,894	(30,193,462)	(173,555,184)
I Class
Sold	60,591	339,837	1,194,087	6,905,940
Issued in reinvestment of distributions	15,151	84,760	31,030	177,970
Redeemed	(361,486)	(2,024,628)	(445,064)	(2,548,174)
	(285,744)	(1,600,031)	780,053	4,535,736
Y Class
Sold	529,485	2,961,260	46,631	263,346
Issued in reinvestment of distributions	7,000	39,178	300	1,647
Redeemed	(4,142)	(23,223)	(22)	(128)
	532,343	2,977,215	46,909	264,865
A Class
Sold	268,553	1,505,228	346,026	1,987,296
Issued in reinvestment of distributions	56,245	314,187	121,423	697,024
Redeemed	(407,593)	(2,275,440)	(2,004,864)	(11,509,245)
	(82,795)	(456,025)	(1,537,415)	(8,824,925)
C Class
Sold	23,051	128,819	102,431	587,835
Issued in reinvestment of distributions	27,968	156,169	60,977	349,814
Redeemed	(316,822)	(1,772,798)	(420,400)	(2,409,265)
	(265,803)	(1,487,810)	(256,992)	(1,471,616)
R Class
Sold	34,141	191,238	63,980	366,514
Issued in reinvestment of distributions	4,552	25,425	9,543	54,794
Redeemed	(47,573)	(265,074)	(151,574)	(872,758)
	(8,880)	(48,411)	(78,051)	(451,450)
R5 Class
Sold	28,828	161,431	2,497,373	14,321,193
Issued in reinvestment of distributions	8,120	45,375	537,364	3,100,867
Redeemed	(81,900)	(458,415)	(96,444,588)	(556,103,237)
	(44,952)	(251,609)	(93,409,851)	(538,681,177)
R6 Class
Sold	52,893	295,366	1,402,155	8,108,527
Issued in reinvestment of distributions	37,824	210,864	238,783	1,372,947
Redeemed	(1,727,239)	(9,669,525)	(15,447,135)	(89,140,996)
	(1,636,522)	(9,163,295)	(13,806,197)	(79,659,522)
Net increase (decrease)	(1,725,139)	$(9,398,072)	(138,455,006)	$(797,843,273)

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class and Y Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,330,000.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and
Liabilities. For the six months ended September 30, 2018, the effect of credit risk derivative instruments on the Statement of Operations was $(32,054) in net realized gain (loss) on swap agreement transactions an $16,386 in change in net unrealized appreciation (depreciation) on swap agreements.

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$139,258,582
Gross tax appreciation of investments	$2,366,174
Gross tax depreciation of investments	(3,616,253)
Net tax appreciation (depreciation) of investments	$(1,250,079)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(3,446,194) and accumulated long-term capital losses of $(32,700,673), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$5.57	0.15	0.03	0.18	(0.15)	—	(0.15)	$5.60	3.30%	0.79%(4)	0.86%(4)	5.27%(4)	5.20%(4)	13%	$111,895
2018	$5.73	0.29	(0.15)(5)	0.14	(0.30)	—	(0.30)	$5.57	2.33%	0.83%	0.86%	5.03%	5.00%	20%	$110,940
2017	$5.36	0.29	0.37	0.66	(0.29)	—	(0.29)	$5.73	12.62%	0.85%	0.85%	5.13%	5.13%	29%	$287,088
2016	$5.92	0.30	(0.55)	(0.25)	(0.31)	—	(0.31)	$5.36	(4.30)%	0.85%	0.85%	5.36%	5.36%	24%	$344,505
2015	$6.24	0.32	(0.26)	0.06	(0.33)	(0.05)	(0.38)	$5.92	0.97%	0.85%	0.85%	5.29%	5.29%	34%	$305,901
2014	$6.29	0.36	0.01	0.37	(0.36)	(0.06)	(0.42)	$6.24	6.08%	0.85%	0.85%	5.73%	5.73%	27%	$301,950
I Class
2018(3)	$5.58	0.15	0.03	0.18	(0.15)	—	(0.15)	$5.61	3.35%	0.69%(4)	0.76%(4)	5.37%(4)	5.30%(4)	13%	$2,775
2018(6)	$5.75	0.29	(0.17)(5)	0.12	(0.29)	—	(0.29)	$5.58	2.11%	0.73%(4)	0.76%(4)	5.22%(4)	5.19%(4)	20%(7)	$4,356
Y Class
2018(3)	$5.58	0.15	0.04	0.19	(0.16)	—	(0.16)	$5.61	3.40%	0.59%(4)	0.66%(4)	5.47%(4)	5.40%(4)	13%	$3,248
2018(6)	$5.75	0.30	(0.17)(5)	0.13	(0.30)	—	(0.30)	$5.58	2.20%	0.63%(4)	0.66%(4)	5.51%(4)	5.48%(4)	20%(7)	$262

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$5.58	0.14	0.03	0.17	(0.14)	—	(0.14)	$5.61	3.17%	1.04%(4)	1.11%(4)	5.02%(4)	4.95%(4)	13%	$12,591
2018	$5.73	0.28	(0.15)(5)	0.13	(0.28)	—	(0.28)	$5.58	2.25%	1.08%	1.11%	4.78%	4.75%	20%	$12,985
2017	$5.36	0.28	0.37	0.65	(0.28)	—	(0.28)	$5.73	12.35%	1.10%	1.10%	4.88%	4.88%	29%	$22,166
2016	$5.92	0.28	(0.55)	(0.27)	(0.29)	—	(0.29)	$5.36	(4.54)%	1.10%	1.10%	5.11%	5.11%	24%	$24,610
2015	$6.24	0.31	(0.27)	0.04	(0.31)	(0.05)	(0.36)	$5.92	0.72%	1.10%	1.10%	5.04%	5.04%	34%	$34,928
2014	$6.29	0.34	0.02	0.36	(0.35)	(0.06)	(0.41)	$6.24	5.82%	1.10%	1.10%	5.48%	5.48%	27%	$50,020
C Class
2018(3)	$5.57	0.12	0.03	0.15	(0.12)	—	(0.12)	$5.60	2.79%	1.79%(4)	1.86%(4)	4.27%(4)	4.20%(4)	13%	$6,830
2018	$5.73	0.24	(0.16)(5)	0.08	(0.24)	—	(0.24)	$5.57	1.31%	1.83%	1.86%	4.03%	4.00%	20%	$8,275
2017	$5.36	0.23	0.38	0.61	(0.24)	—	(0.24)	$5.73	11.51%	1.85%	1.85%	4.13%	4.13%	29%	$9,985
2016	$5.92	0.24	(0.55)	(0.31)	(0.25)	—	(0.25)	$5.36	(5.25)%	1.85%	1.85%	4.36%	4.36%	24%	$9,695
2015	$6.24	0.26	(0.26)	—	(0.27)	(0.05)	(0.32)	$5.92	(0.03)%	1.85%	1.85%	4.29%	4.29%	34%	$14,555
2014	$6.29	0.29	0.02	0.31	(0.30)	(0.06)	(0.36)	$6.24	5.03%	1.85%	1.85%	4.73%	4.73%	27%	$21,786
R Class
2018(3)	$5.57	0.14	0.04	0.18	(0.14)	—	(0.14)	$5.61	3.23%	1.29%(4)	1.36%(4)	4.77%(4)	4.70%(4)	13%	$995
2018	$5.73	0.26	(0.15)(5)	0.11	(0.27)	—	(0.27)	$5.57	1.82%	1.33%	1.36%	4.53%	4.50%	20%	$1,039
2017	$5.36	0.26	0.38	0.64	(0.27)	—	(0.27)	$5.73	12.06%	1.35%	1.35%	4.63%	4.63%	29%	$1,516
2016	$5.92	0.27	(0.55)	(0.28)	(0.28)	—	(0.28)	$5.36	(4.78)%	1.35%	1.35%	4.86%	4.86%	24%	$1,624
2015	$6.24	0.29	(0.26)	0.03	(0.30)	(0.05)	(0.35)	$5.92	0.47%	1.35%	1.35%	4.79%	4.79%	34%	$1,832
2014	$6.29	0.33	0.01	0.34	(0.33)	(0.06)	(0.39)	$6.24	5.55%	1.35%	1.35%	5.23%	5.23%	27%	$1,987

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$5.58	0.12	0.07	0.19	(0.16)	—	(0.16)	$5.61	3.40%	0.59%(4)	0.66%(4)	5.47%(4)	5.40%(4)	13%	$1,525
2018	$5.73	0.29	(0.13)(5)	0.16	(0.31)	—	(0.31)	$5.58	2.72%	0.63%	0.66%	5.23%	5.20%	20%	$1,767
2017	$5.36	0.30	0.38	0.68	(0.31)	—	(0.31)	$5.73	12.85%	0.65%	0.65%	5.33%	5.33%	29%	$537,457
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	—	(0.32)	$5.36	(4.11)%	0.65%	0.65%	5.56%	5.56%	24%	$473,014
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.18%	0.65%	0.65%	5.49%	5.49%	34%	$404,881
2014	$6.29	0.37	0.01	0.38	(0.37)	(0.06)	(0.43)	$6.24	6.29%	0.65%	0.65%	5.93%	5.93%	27%	$357,390
R6 Class
2018(3)	$5.57	0.15	0.04	0.19	(0.16)	—	(0.16)	$5.60	3.43%	0.54%(4)	0.61%(4)	5.52%(4)	5.45%(4)	13%	$237
2018	$5.73	0.30	(0.15)(5)	0.15	(0.31)	—	(0.31)	$5.57	2.58%	0.58%	0.61%	5.28%	5.25%	20%	$9,348
2017	$5.36	0.30	0.38	0.68	(0.31)	—	(0.31)	$5.73	12.90%	0.60%	0.60%	5.38%	5.38%	29%	$88,697
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	—	(0.32)	$5.36	(4.06)%	0.60%	0.60%	5.61%	5.61%	24%	$55,552
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.23%	0.60%	0.60%	5.54%	5.54%	34%	$40,362
2014(8)	$6.20	0.25	0.10	0.35	(0.25)	(0.06)	(0.31)	$6.24	5.78%	0.60%(4)	0.60%(4)	5.95%(4)	5.95%(4)	27%(9)	$4,064

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	April 10, 2017 (commencement of sale) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(8)	July 26, 2013 (commencement of sale) through March 31, 2014.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

32

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

33

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

34

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90815 1811

Semiannual Report

September 30, 2018

NT Diversified Bond Fund
G Class (ACLDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	5.4 years
Weighted Average Life to Maturity	8.5 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	32.6%
U.S. Government Agency Mortgage-Backed Securities	25.2%
U.S. Treasury Securities	17.5%
Sovereign Governments and Agencies	9.5%
Asset-Backed Securities	7.5%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	5.1%
Collateralized Loan Obligations	4.5%
Bank Loan Obligations	1.9%
Municipal Securities	1.0%
Temporary Cash Investments	3.9%
Other Assets and Liabilities	(16.0)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$998.70	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,025.02	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 32.6%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 3.55%, 1/15/26	$1,200,000	$1,186,104
Lockheed Martin Corp., 3.80%, 3/1/45	1,020,000	956,829
Rockwell Collins, Inc., 4.35%, 4/15/47	750,000	717,401
United Technologies Corp., 6.05%, 6/1/36	730,000	848,020
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,628,458
		5,336,812
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	2,890,000	2,775,452
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,036,000	1,040,460
Automobiles — 0.9%
Ford Motor Co., 4.35%, 12/8/26	1,130,000	1,065,775
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	5,110,000	5,058,257
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,215,344
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,280,000	4,478,918
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,200,000	1,139,086
General Motors Co., 4.20%, 10/1/27	1,500,000	1,416,932
General Motors Co., 5.15%, 4/1/38	2,600,000	2,422,880
General Motors Financial Co., Inc., 3.15%, 1/15/20	3,050,000	3,045,681
General Motors Financial Co., Inc., 3.20%, 7/6/21	3,110,000	3,074,542
General Motors Financial Co., Inc., 5.25%, 3/1/26	3,080,000	3,156,387
		26,073,802
Banks — 5.2%
Bank of America Corp., 4.10%, 7/24/23	4,160,000	4,237,321
Bank of America Corp., MTN, 4.20%, 8/26/24	4,320,000	4,342,729
Bank of America Corp., MTN, 4.00%, 1/22/25	3,140,000	3,099,959
Bank of America Corp., MTN, 5.00%, 1/21/44	830,000	888,017
Bank of America Corp., MTN, VRN, 2.37%, 7/21/20(2)	3,070,000	3,016,866
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(2)	4,310,000	4,217,521
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(2)	3,020,000	2,942,174
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	1,230,000	1,223,579
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	3,664,000	3,556,921
Bank of America N.A., 6.00%, 10/15/36	650,000	773,012
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,550,000	1,541,475
Barclays Bank plc, 5.14%, 10/14/20	2,290,000	2,347,603
Barclays plc, 4.375%, 1/12/26	1,500,000	1,457,967
Barclays plc, 4.95%, 1/10/47	1,100,000	1,024,084
BPCE SA, 3.00%, 5/22/22(1)	2,060,000	1,993,291
BPCE SA, 5.15%, 7/21/24(1)	1,870,000	1,903,801
BPCE SA, 3.50%, 10/23/27(1)	1,000,000	913,620
Branch Banking & Trust Co., 3.625%, 9/16/25	813,000	799,872

4

	Principal Amount	Value
Branch Banking & Trust Co., 3.80%, 10/30/26	$1,300,000	$1,284,769
Capital One Financial Corp., 3.75%, 7/28/26	3,515,000	3,283,727
Citigroup, Inc., 2.55%, 4/8/19	1,250,000	1,248,873
Citigroup, Inc., 2.90%, 12/8/21	4,000,000	3,918,655
Citigroup, Inc., 2.75%, 4/25/22	4,320,000	4,199,468
Citigroup, Inc., 4.05%, 7/30/22	1,400,000	1,412,740
Citigroup, Inc., 3.20%, 10/21/26	1,200,000	1,121,335
Citigroup, Inc., 4.45%, 9/29/27	9,040,000	8,940,193
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	4,050,000	3,812,295
Commerzbank AG, 8.125%, 9/19/23(1)	690,000	787,517
Cooperatieve Rabobank UA, 3.95%, 11/9/22	3,180,000	3,162,316
Discover Bank, 3.35%, 2/6/23	1,850,000	1,797,851
Fifth Third BanCorp., 4.30%, 1/16/24	750,000	760,174
Fifth Third Bank, 2.875%, 10/1/21	1,830,000	1,799,584
HSBC Bank plc, 4.125%, 8/12/20(1)	4,502,000	4,573,378
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	476,003
Huntington Bancshares, Inc., 2.30%, 1/14/22	2,380,000	2,280,913
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	1,200,000	1,116,825
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	770,000	695,504
JPMorgan Chase & Co., 2.25%, 1/23/20	4,860,000	4,811,057
JPMorgan Chase & Co., 2.55%, 3/1/21	2,850,000	2,799,646
JPMorgan Chase & Co., 4.625%, 5/10/21	4,680,000	4,831,510
JPMorgan Chase & Co., 3.25%, 9/23/22	3,880,000	3,838,213
JPMorgan Chase & Co., 3.875%, 9/10/24	1,370,000	1,357,564
JPMorgan Chase & Co., 3.125%, 1/23/25	2,750,000	2,639,255
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(2)	3,100,000	2,959,263
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	2,000,000	1,871,585
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	2,050,000	1,873,876
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(2)	1,800,000	1,640,104
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	1,820,000	1,858,232
Regions Financial Corp., 2.75%, 8/14/22	2,370,000	2,287,153
Royal Bank of Canada, 2.15%, 10/26/20	2,590,000	2,538,825
Royal Bank of Canada, MTN, 2.125%, 3/2/20	4,530,000	4,483,333
SunTrust Bank, 3.30%, 5/15/26	1,950,000	1,837,569
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	300,000	278,005
US Bancorp, MTN, 3.60%, 9/11/24	1,910,000	1,893,714
Wells Fargo & Co., 3.07%, 1/24/23	1,860,000	1,815,987
Wells Fargo & Co., 4.125%, 8/15/23	760,000	768,742
Wells Fargo & Co., 3.00%, 4/22/26	1,000,000	931,029
Wells Fargo & Co., 5.61%, 1/15/44	366,000	404,582
Wells Fargo & Co., MTN, 2.60%, 7/22/20	6,920,000	6,847,682
Wells Fargo & Co., MTN, 3.55%, 9/29/25	1,900,000	1,852,526
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,700,000	2,667,207
Wells Fargo & Co., MTN, 4.65%, 11/4/44	1,555,000	1,525,931
Wells Fargo & Co., MTN, 4.75%, 12/7/46	640,000	637,985
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(2)	1,100,000	1,055,701
		149,258,208

5

	Principal Amount	Value
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	$2,890,000	$2,855,974
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	4,410,000	4,283,323
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	5,110,000	5,140,006
Constellation Brands, Inc., 2.00%, 11/7/19	1,640,000	1,625,394
Constellation Brands, Inc., 4.75%, 12/1/25	2,100,000	2,153,452
		16,058,149
Biotechnology — 1.8%
AbbVie, Inc., 2.50%, 5/14/20	3,630,000	3,590,255
AbbVie, Inc., 2.90%, 11/6/22	3,240,000	3,150,017
AbbVie, Inc., 3.60%, 5/14/25	3,110,000	3,013,473
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,660,750
AbbVie, Inc., 4.70%, 5/14/45	800,000	770,208
Amgen, Inc., 2.20%, 5/22/19	4,600,000	4,584,046
Amgen, Inc., 2.65%, 5/11/22	4,880,000	4,742,849
Amgen, Inc., 4.66%, 6/15/51	2,183,000	2,157,726
Biogen, Inc., 2.90%, 9/15/20	6,010,000	5,981,447
Biogen, Inc., 3.625%, 9/15/22	1,640,000	1,645,022
Celgene Corp., 3.25%, 8/15/22	2,490,000	2,457,516
Celgene Corp., 3.625%, 5/15/24	850,000	839,030
Celgene Corp., 3.875%, 8/15/25	3,650,000	3,599,311
Celgene Corp., 3.45%, 11/15/27	650,000	607,705
Celgene Corp., 5.00%, 8/15/45	870,000	866,513
Gilead Sciences, Inc., 1.85%, 9/20/19	2,020,000	2,003,657
Gilead Sciences, Inc., 4.40%, 12/1/21	1,490,000	1,539,244
Gilead Sciences, Inc., 3.65%, 3/1/26	6,030,000	5,928,458
Gilead Sciences, Inc., 4.15%, 3/1/47	1,000,000	948,001
		50,085,228
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	1,860,000	1,880,089
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,040,000	1,835,898
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	1,350,000	1,367,618
Dow Chemical Co. (The), 4.375%, 11/15/42	1,316,000	1,251,152
LyondellBasell Industries NV, 5.00%, 4/15/19	892,000	896,538
Westlake Chemical Corp., 4.375%, 11/15/47	1,885,000	1,678,359
		5,193,667
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,910,910
Communications Equipment — 0.1%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	1,960,000	1,891,400
Construction Materials†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,063,131
Consumer Finance — 1.0%
American Express Credit Corp., MTN, 2.20%, 3/3/20	4,500,000	4,450,394
American Express Credit Corp., MTN, 2.25%, 5/5/21	3,985,000	3,884,769

6

	Principal Amount	Value
Capital One Bank USA N.A., 2.30%, 6/5/19	$2,390,000	$2,382,023
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,538,471
CIT Group, Inc., 5.00%, 8/15/22	3,340,000	3,421,830
Discover Bank, 3.45%, 7/27/26	3,730,000	3,474,826
IHS Markit Ltd., 4.75%, 2/15/25(1)	1,770,000	1,803,170
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,149,446
PNC Bank N.A., MTN, 2.30%, 6/1/20	4,640,000	4,577,533
Synchrony Financial, 2.60%, 1/15/19	2,280,000	2,278,303
Synchrony Financial, 3.00%, 8/15/19	500,000	499,098
		29,459,863
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	3,370,000	3,334,615
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	2,490,000	2,506,185
		5,840,800
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	631,582
Catholic Health Initiatives, 2.95%, 11/1/22	860,000	830,111
George Washington University (The), 3.55%, 9/15/46	960,000	861,863
		2,323,556
Diversified Financial Services — 3.2%
Ally Financial, Inc., 3.50%, 1/27/19	1,080,000	1,081,350
Ally Financial, Inc., 4.625%, 3/30/25	1,420,000	1,414,675
Banco Santander SA, 3.50%, 4/11/22	2,600,000	2,549,575
BNP Paribas SA, 4.375%, 9/28/25(1)	1,550,000	1,517,138
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	4,550,000	4,515,402
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	2,550,000	2,541,053
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	3,300,000	3,225,332
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	5,480,000	5,433,371
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	4,590,000	4,884,676
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	2,540,000	2,461,407
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	6,500,000	6,171,693
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	1,080,000	1,102,939
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	5,440,000	5,609,179
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	910,000	931,808
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(2)	1,450,000	1,415,322
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(2)	2,000,000	1,911,823
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(2)	1,860,000	1,775,209
HSBC Holdings plc, 2.95%, 5/25/21	4,917,000	4,851,847
HSBC Holdings plc, 4.30%, 3/8/26	3,420,000	3,406,470
HSBC Holdings plc, 4.375%, 11/23/26	3,100,000	3,050,461
HSBC Holdings plc, VRN, 3.26%, 3/13/22(2)	1,520,000	1,489,732
Morgan Stanley, 2.75%, 5/19/22	800,000	776,349
Morgan Stanley, 5.00%, 11/24/25	2,370,000	2,457,160
Morgan Stanley, 4.375%, 1/22/47	840,000	819,563

7

	Principal Amount	Value
Morgan Stanley, MTN, 5.625%, 9/23/19	$8,010,000	$8,228,504
Morgan Stanley, MTN, 3.70%, 10/23/24	2,450,000	2,413,445
Morgan Stanley, MTN, 4.00%, 7/23/25	6,830,000	6,810,079
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(2)	2,550,000	2,449,163
Morgan Stanley, VRN, 3.97%, 7/22/37(2)	920,000	860,565
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	4,800,000	4,704,939
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	950,000	944,472
		91,804,701
Diversified Telecommunication Services — 1.8%
AT&T, Inc., 2.30%, 3/11/19	3,820,000	3,814,526
AT&T, Inc., 5.00%, 3/1/21	2,000,000	2,071,128
AT&T, Inc., 3.875%, 8/15/21	2,780,000	2,805,928
AT&T, Inc., 3.40%, 5/15/25	9,410,000	8,967,917
AT&T, Inc., 4.10%, 2/15/28(1)	1,800,000	1,747,787
AT&T, Inc., 5.25%, 3/1/37	1,100,000	1,098,198
AT&T, Inc., 4.75%, 5/15/46	1,300,000	1,190,255
AT&T, Inc., 5.15%, 11/15/46(1)	301,000	288,366
AT&T, Inc., 5.45%, 3/1/47	2,110,000	2,115,839
CenturyLink, Inc., 6.15%, 9/15/19	620,000	633,175
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(1)	4,700,000	4,645,145
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	2,500,000	2,373,715
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	5,000,000	5,002,300
Orange SA, 4.125%, 9/14/21	1,470,000	1,504,842
Orange SA, 5.50%, 2/6/44	630,000	703,870
Telefonica Emisiones SAU, 5.46%, 2/16/21	1,590,000	1,660,890
Telefonica Emisiones SAU, 4.10%, 3/8/27	1,450,000	1,395,455
Telefonica Emisiones SAU, 5.21%, 3/8/47	900,000	876,177
Verizon Communications, Inc., 3.50%, 11/1/24	1,920,000	1,896,550
Verizon Communications, Inc., 2.625%, 8/15/26	3,250,000	2,950,349
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,842,709
Verizon Communications, Inc., 5.01%, 8/21/54	3,070,000	3,093,675
		52,678,796
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47	970,000	887,383
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	1,140,000	1,179,170
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	1,600,000	1,574,000
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	1,520,000	1,461,100
		5,101,653
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	2,260,000	2,243,333
Halliburton Co., 4.85%, 11/15/35	1,940,000	2,032,798
		4,276,131
Entertainment — 0.9%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,780,000	1,728,207
CBS Corp., 4.00%, 1/15/26	1,500,000	1,471,783
CBS Corp., 4.85%, 7/1/42	360,000	349,311

8

	Principal Amount	Value
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	$1,480,000	$1,394,752
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	5,940,000	6,037,224
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	2,250,000	2,155,256
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	1,140,000	1,227,932
Comcast Corp., 6.40%, 5/15/38	790,000	935,879
Comcast Corp., 4.75%, 3/1/44	2,150,000	2,145,609
Discovery Communications LLC, 5.625%, 8/15/19	392,000	400,673
Discovery Communications LLC, 3.95%, 3/20/28	2,840,000	2,701,346
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	850,000	855,313
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,936,800
Time Warner Cable LLC, 5.50%, 9/1/41	520,000	501,721
Time Warner Cable LLC, 4.50%, 9/15/42	840,000	718,374
		24,560,180
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.375%, 10/15/26	2,923,000	2,725,494
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	625,000	591,024
Boston Properties LP, 3.65%, 2/1/26	2,410,000	2,337,306
Crown Castle International Corp., 5.25%, 1/15/23	2,474,000	2,595,232
Crown Castle International Corp., 4.45%, 2/15/26	1,030,000	1,036,506
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	1,830,000	1,868,887
Essex Portfolio LP, 3.625%, 8/15/22	710,000	704,467
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,187,598
Hospitality Properties Trust, 4.65%, 3/15/24	1,480,000	1,472,560
Hudson Pacific Properties LP, 3.95%, 11/1/27	1,710,000	1,594,039
Kilroy Realty LP, 3.80%, 1/15/23	1,670,000	1,657,011
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	1,900,725
Ventas Realty LP, 4.125%, 1/15/26	720,000	709,516
VEREIT Operating Partnership LP, 4.125%, 6/1/21	2,310,000	2,332,372
Welltower, Inc., 3.75%, 3/15/23	2,030,000	2,017,282
		24,730,019
Food and Staples Retailing — 0.5%
CVS Health Corp., 3.50%, 7/20/22	2,820,000	2,800,539
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,298,168
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,611,425
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,162,006
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	4,090,000	4,032,811
Target Corp., 3.90%, 11/15/47	780,000	737,464
Walmart, Inc., 4.05%, 6/29/48	2,020,000	2,024,012
		14,666,425
Food Products — 0.2%
Kraft Heinz Foods Co., 5.20%, 7/15/45	980,000	960,265
Kraft Heinz Foods Co., 4.375%, 6/1/46	860,000	761,216
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	2,630,000	2,583,975
		4,305,456

9

	Principal Amount	Value
Gas Utilities — 2.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$770,000	$785,415
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	1,900,000	1,948,317
Enbridge, Inc., 4.00%, 10/1/23	1,600,000	1,613,928
Enbridge, Inc., 4.50%, 6/10/44	1,060,000	1,031,071
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,169,843
Energy Transfer Equity LP, 4.25%, 3/15/23	2,400,000	2,391,000
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,236,359
Energy Transfer Partners LP, 4.90%, 3/15/35	1,600,000	1,506,995
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	462,093
Energy Transfer Partners LP, 6.00%, 6/15/48	1,060,000	1,132,525
Enterprise Products Operating LLC, 5.20%, 9/1/20	4,180,000	4,331,985
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,550,000	3,626,038
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	983,961
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,729,000	3,083,746
Kinder Morgan, Inc., 5.55%, 6/1/45	1,600,000	1,694,781
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,140,000	1,171,908
MPLX LP, 4.875%, 6/1/25	3,280,000	3,392,211
MPLX LP, 4.50%, 4/15/38	1,080,000	1,019,868
MPLX LP, 5.20%, 3/1/47	1,270,000	1,275,407
ONEOK, Inc., 4.00%, 7/13/27	1,900,000	1,839,706
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	2,240,000	2,214,091
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	5,920,000	6,319,730
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	2,903,450
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	3,150,000	2,994,804
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	1,500,000	1,465,500
Williams Cos., Inc. (The), 4.125%, 11/15/20	2,550,000	2,581,141
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,680,000	1,663,192
Williams Cos., Inc. (The), 5.10%, 9/15/45	2,130,000	2,151,036
		57,990,101
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories, 3.75%, 11/30/26	3,395,000	3,390,195
Becton Dickinson and Co., 3.73%, 12/15/24	4,360,000	4,274,700
Medtronic, Inc., 3.50%, 3/15/25	4,755,000	4,720,985
Medtronic, Inc., 4.375%, 3/15/35	1,580,000	1,634,890
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	979,527
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	1,720,000	1,597,446
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	590,000	648,678
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	990,579
		18,237,000
Health Care Providers and Services — 1.2%
Anthem, Inc., 3.65%, 12/1/27	1,400,000	1,333,044
Anthem, Inc., 4.65%, 1/15/43	1,810,000	1,785,516
Cardinal Health, Inc., 1.95%, 6/14/19	4,640,000	4,614,808
CVS Health Corp., 4.30%, 3/25/28	4,850,000	4,811,397

10

	Principal Amount	Value
CVS Health Corp., 4.78%, 3/25/38	$1,510,000	$1,502,952
CVS Health Corp., 5.05%, 3/25/48	1,700,000	1,743,454
Duke University Health System, Inc., 3.92%, 6/1/47	2,150,000	2,076,186
Express Scripts Holding Co., 3.40%, 3/1/27	1,040,000	967,688
Halfmoon Parent, Inc., 4.90%, 12/15/48(1)	1,180,000	1,183,144
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,010,000
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	846,053
Kaiser Foundation Hospitals, 4.15%, 5/1/47	840,000	839,625
Northwell Healthcare, Inc., 4.26%, 11/1/47	1,090,000	1,036,935
Stanford Health Care, 3.80%, 11/15/48	885,000	838,245
Tenet Healthcare Corp., 4.625%, 7/15/24	1,459,000	1,421,795
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,463,810
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,920,706
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,640,000	2,653,967
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,450,000	1,553,004
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,850,000	1,863,875
		35,466,204
Hotels, Restaurants and Leisure — 0.4%
Aramark Services, Inc., 5.00%, 4/1/25(1)	3,390,000	3,411,187
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	2,690,000	2,610,107
International Game Technology plc, 6.25%, 2/15/22(1)	890,000	925,600
McDonald's Corp., MTN, 3.375%, 5/26/25	2,070,000	2,017,920
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,114,278
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,560,000	1,643,120
		11,722,212
Household Durables — 0.3%
D.R. Horton, Inc., 2.55%, 12/1/20	1,260,000	1,234,796
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	692,011
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,908,915
Lennar Corp., 4.50%, 4/30/24	1,280,000	1,256,576
Lennar Corp., 4.75%, 11/29/27	1,130,000	1,091,863
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	746,100
Toll Brothers Finance Corp., 4.35%, 2/15/28	1,940,000	1,787,807
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	855,000	862,481
		9,580,549
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47	1,780,000	1,704,087
General Electric Co., 4.125%, 10/9/42	940,000	838,738
		2,542,825
Insurance — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	3,290,000	3,303,513
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,700,000	3,808,255
American International Group, Inc., 4.125%, 2/15/24	4,170,000	4,192,668
American International Group, Inc., 4.50%, 7/16/44	1,400,000	1,317,064
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,580,000	2,564,225

11

	Principal Amount	Value
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	$2,000,000	$1,988,164
Berkshire Hathaway, Inc., 2.75%, 3/15/23	2,210,000	2,159,276
Berkshire Hathaway, Inc., 4.50%, 2/11/43	815,000	850,277
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,770,000	1,711,599
Chubb INA Holdings, Inc., 3.35%, 5/3/26	155,000	150,738
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,380,000	1,587,452
International Lease Finance Corp., 5.875%, 8/15/22	860,000	910,335
Markel Corp., 4.90%, 7/1/22	1,400,000	1,442,514
Markel Corp., 3.50%, 11/1/27	1,200,000	1,119,151
MetLife, Inc., 4.125%, 8/13/42	450,000	426,973
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	1,790,000	1,754,492
Prudential Financial, Inc., 3.94%, 12/7/49	3,289,000	2,963,909
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,792,417
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	193,700
Travelers Cos., Inc. (The), 4.05%, 3/7/48	780,000	754,708
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,088,923
WR Berkley Corp., 4.625%, 3/15/22	1,100,000	1,129,873
WR Berkley Corp., 4.75%, 8/1/44	720,000	704,668
		38,914,894
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,000,000	1,989,933
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,442,015
eBay, Inc., 2.15%, 6/5/20	1,390,000	1,367,420
		6,799,368
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,780,000	3,497,284
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	3,730,000	3,640,509
John Deere Capital Corp., MTN, 1.95%, 6/22/20	1,970,000	1,937,096
		5,577,605
Media — 0.5%
21st Century Fox America, Inc., 6.90%, 8/15/39	1,370,000	1,868,077
21st Century Fox America, Inc., 4.75%, 9/15/44	720,000	776,789
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,300,000	1,301,447
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,215,542
Viacom, Inc., 4.25%, 9/1/23	1,840,000	1,855,556
Viacom, Inc., 4.375%, 3/15/43	1,500,000	1,311,727
Warner Media LLC, 4.70%, 1/15/21	1,600,000	1,644,003
Warner Media LLC, 2.95%, 7/15/26	2,650,000	2,405,658
Warner Media LLC, 3.80%, 2/15/27	1,200,000	1,149,220
Warner Media LLC, 5.35%, 12/15/43	1,070,000	1,057,394
		14,585,413
Metals and Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	612,657
Southern Copper Corp., 5.25%, 11/8/42	750,000	759,945
Steel Dynamics, Inc., 4.125%, 9/15/25	2,590,000	2,493,393
Steel Dynamics, Inc., 5.00%, 12/15/26	900,000	897,750
		4,763,745

12

	Principal Amount	Value
Multi-Utilities — 1.5%
American Electric Power Co., Inc., 3.20%, 11/13/27	$1,050,000	$985,036
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,530,000	1,526,175
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,526,396
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	1,460,000	1,321,301
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	842,503
Dominion Energy, Inc., 2.75%, 9/15/22	540,000	521,068
Dominion Energy, Inc., 3.625%, 12/1/24	2,720,000	2,661,283
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,272,040
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,253,801
Duke Energy Corp., 2.65%, 9/1/26	2,520,000	2,281,258
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	583,400
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,336,574
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	972,400
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	490,935
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	470,773
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,313,624
Exelon Corp., 4.45%, 4/15/46	1,300,000	1,263,187
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,269,413
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	420,710
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,280,563
Florida Power & Light Co., 4.125%, 2/1/42	930,000	934,443
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,153,218
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	2,710,000	2,610,593
NiSource, Inc., 5.65%, 2/1/45	1,310,000	1,466,363
Pacific Gas & Electric Co., 4.00%, 12/1/46	507,000	441,704
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,009,912
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,183,779
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,586,830
Sempra Energy, 3.80%, 2/1/38	800,000	723,129
Sempra Energy, 4.00%, 2/1/48	1,000,000	893,823
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	857,310
Southern Power Co., 5.15%, 9/15/41	590,000	596,284
Southwestern Public Service Co., 3.70%, 8/15/47	930,000	856,309
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,099,003
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	960,531
		41,965,671
Oil, Gas and Consumable Fuels — 2.2%
Anadarko Petroleum Corp., 5.55%, 3/15/26	1,490,000	1,585,489
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	948,634
Antero Resources Corp., 5.00%, 3/1/25	2,200,000	2,224,750
Apache Corp., 4.75%, 4/15/43	490,000	463,926
BP Capital Markets plc, 4.50%, 10/1/20	360,000	369,115
Cenovus Energy, Inc., 4.25%, 4/15/27	1,740,000	1,684,277
Cimarex Energy Co., 4.375%, 6/1/24	2,600,000	2,625,080
CNOOC Finance Ltd., 4.25%, 1/26/21	5,000,000	5,064,665
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,040,751

13

	Principal Amount	Value
Concho Resources, Inc., 4.375%, 1/15/25	$2,310,000	$2,327,806
Concho Resources, Inc., 4.875%, 10/1/47	1,520,000	1,541,429
Continental Resources, Inc., 4.375%, 1/15/28	3,920,000	3,895,727
Ecopetrol SA, 5.875%, 5/28/45	690,000	684,997
Encana Corp., 6.50%, 2/1/38	2,280,000	2,676,858
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,464,735
Equinor ASA, 2.45%, 1/17/23	1,550,000	1,493,701
Hess Corp., 4.30%, 4/1/27	1,100,000	1,067,962
Hess Corp., 6.00%, 1/15/40	2,220,000	2,308,369
Marathon Oil Corp., 3.85%, 6/1/25	1,790,000	1,751,605
Newfield Exploration Co., 5.75%, 1/30/22	2,130,000	2,239,162
Newfield Exploration Co., 5.375%, 1/1/26	1,620,000	1,686,825
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,106,871
Petroleos Mexicanos, 6.00%, 3/5/20	306,000	315,409
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	882,180
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	123,565
Petroleos Mexicanos, 4.625%, 9/21/23	4,500,000	4,470,750
Petroleos Mexicanos, 6.50%, 3/13/27	2,500,000	2,560,000
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	848,725
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	300,800
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,519,531
Petroleos Mexicanos, 6.35%, 2/12/48(1)	800,000	736,800
Petronas Capital Ltd., 5.25%, 8/12/19	3,200,000	3,259,546
Phillips 66, 4.30%, 4/1/22	1,981,000	2,038,311
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,743,085
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,855,096
Shell International Finance BV, 3.625%, 8/21/42	980,000	909,921
Sinopec Group Overseas Development Ltd., 1.75%, 9/29/19	1,300,000	1,278,751
		64,095,204
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	2,100,000	2,185,511
International Paper Co., 4.40%, 8/15/47	1,650,000	1,524,595
		3,710,106
Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/1/22	2,210,000	2,171,434
Allergan Funding SCS, 3.85%, 6/15/24	2,557,000	2,531,772
Allergan Funding SCS, 4.55%, 3/15/35	1,450,000	1,411,949
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	5,160,000	4,988,870
		11,104,025
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,182,362
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	850,000	874,836
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,900,000	1,875,385
CSX Corp., 3.40%, 8/1/24	1,400,000	1,386,234
CSX Corp., 3.25%, 6/1/27	3,170,000	3,007,966
Union Pacific Corp., 3.60%, 9/15/37	860,000	789,136
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,250,860

14

	Principal Amount	Value
Union Pacific Corp., 4.05%, 11/15/45	$730,000	$694,631
		11,061,410
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	1,960,000	1,822,738
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	1,800,000	1,813,500
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,950,000	1,935,375
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,500,000	1,586,250
		7,157,863
Software — 0.7%
IQVIA, Inc., 5.00%, 10/15/26(1)	1,850,000	1,819,012
Microsoft Corp., 2.70%, 2/12/25	5,000,000	4,794,709
Microsoft Corp., 3.125%, 11/3/25	1,220,000	1,194,848
Microsoft Corp., 3.45%, 8/8/36	2,200,000	2,099,918
Microsoft Corp., 4.25%, 2/6/47	2,000,000	2,101,507
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,586,936
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,012,793
Oracle Corp., 2.65%, 7/15/26	3,600,000	3,342,400
Oracle Corp., 4.30%, 7/8/34	960,000	980,961
		19,933,084
Specialty Retail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	2,500,000	2,387,500
Home Depot, Inc. (The), 3.75%, 2/15/24	1,500,000	1,529,570
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,575,327
Home Depot, Inc. (The), 5.95%, 4/1/41	1,860,000	2,317,603
Home Depot, Inc. (The), 3.90%, 6/15/47	1,120,000	1,079,733
United Rentals North America, Inc., 4.625%, 7/15/23	2,330,000	2,356,213
		11,245,946
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.75%, 1/13/25	1,330,000	1,274,791
Apple, Inc., 2.50%, 2/9/25	4,970,000	4,698,416
Apple, Inc., 2.45%, 8/4/26	1,900,000	1,753,031
Apple, Inc., 2.90%, 9/12/27	4,010,000	3,781,111
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	7,060,000	7,529,835
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,910,000	1,919,914
Seagate HDD Cayman, 4.75%, 6/1/23	1,700,000	1,692,587
Seagate HDD Cayman, 4.75%, 1/1/25	1,120,000	1,074,864
		23,724,549
Transportation and Logistics†
FedEx Corp., 4.05%, 2/15/48	710,000	638,148
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,089,048
Vodafone Group plc, 4.375%, 5/30/28	640,000	631,431
		2,720,479
TOTAL CORPORATE BONDS (Cost $950,596,489)		931,184,471
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 25.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) — 2.9%
FHLMC, VRN, 2.08%, 10/15/18	1,803,698	1,823,861
FHLMC, VRN, 2.32%, 10/15/18	2,559,892	2,507,475

15

	Principal Amount	Value
FHLMC, VRN, 2.37%, 10/15/18	$7,674,149	$7,602,281
FHLMC, VRN, 2.45%, 10/15/18	4,056,360	4,175,560
FHLMC, VRN, 2.59%, 10/15/18	1,870,439	1,855,554
FHLMC, VRN, 2.86%, 10/15/18	2,726,485	2,696,503
FHLMC, VRN, 3.07%, 10/15/18	6,770,309	6,735,352
FHLMC, VRN, 3.19%, 10/15/18	1,463,889	1,461,854
FHLMC, VRN, 3.47%, 10/15/18	322,470	334,818
FHLMC, VRN, 3.68%, 10/15/18	511,793	520,277
FHLMC, VRN, 3.79%, 10/15/18	204,538	210,347
FHLMC, VRN, 3.84%, 10/15/18	549,367	575,412
FHLMC, VRN, 3.90%, 10/15/18	243,550	255,507
FHLMC, VRN, 3.91%, 10/15/18	1,573,246	1,650,904
FHLMC, VRN, 3.97%, 10/15/18	768,684	805,719
FHLMC, VRN, 4.00%, 10/15/18	1,010,299	1,037,693
FHLMC, VRN, 4.02%, 10/15/18	1,122,437	1,182,314
FHLMC, VRN, 4.04%, 10/15/18	273,596	282,562
FHLMC, VRN, 4.08%, 10/15/18	333,556	341,714
FHLMC, VRN, 4.18%, 10/15/18	1,660,343	1,746,134
FHLMC, VRN, 4.23%, 10/15/18	59,077	62,060
FHLMC, VRN, 4.25%, 10/15/18	108,979	112,567
FHLMC, VRN, 4.28%, 10/15/18	212,358	219,742
FHLMC, VRN, 4.63%, 10/15/18	168,727	177,410
FNMA, VRN, 2.36%, 10/25/18	923,813	921,081
FNMA, VRN, 2.61%, 10/25/18	3,903,699	3,864,134
FNMA, VRN, 2.71%, 10/25/18	729,308	725,856
FNMA, VRN, 2.93%, 10/25/18	3,711,363	3,698,052
FNMA, VRN, 2.94%, 10/25/18	2,993,369	2,990,646
FNMA, VRN, 3.18%, 10/25/18	4,753,150	4,712,019
FNMA, VRN, 3.18%, 10/25/18	5,624,461	5,568,402
FNMA, VRN, 3.21%, 10/25/18	2,341,144	2,319,400
FNMA, VRN, 3.25%, 10/25/18	5,717,219	5,737,143
FNMA, VRN, 3.33%, 10/25/18	222,623	224,627
FNMA, VRN, 3.56%, 10/25/18	96,699	101,194
FNMA, VRN, 3.61%, 10/25/18	378,737	386,921
FNMA, VRN, 3.72%, 10/25/18	1,955,753	2,023,960
FNMA, VRN, 3.87%, 10/25/18	2,333,761	2,415,881
FNMA, VRN, 3.97%, 10/25/18	491,239	502,785
FNMA, VRN, 4.05%, 10/25/18	889,205	921,721
FNMA, VRN, 4.05%, 10/25/18	1,592,697	1,651,092
FNMA, VRN, 4.05%, 10/25/18	2,406,608	2,491,772
FNMA, VRN, 4.06%, 10/25/18	275,116	284,617
FNMA, VRN, 4.06%, 10/25/18	1,257,686	1,321,555
FNMA, VRN, 4.50%, 10/25/18	177,754	185,821
		81,422,299
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.3%
FHLMC, 5.00%, 4/1/19	36,047	36,582
FHLMC, 7.00%, 9/1/27	203	222

16

	Principal Amount	Value
FHLMC, 6.50%, 1/1/28	$328	$363
FHLMC, 7.00%, 2/1/28	53	57
FHLMC, 6.50%, 3/1/29	1,992	2,205
FHLMC, 6.50%, 6/1/29	1,999	2,213
FHLMC, 7.00%, 8/1/29	202	214
FHLMC, 6.50%, 5/1/31	1,523	1,685
FHLMC, 6.50%, 6/1/31	73	81
FHLMC, 6.50%, 6/1/31	179	198
FHLMC, 5.50%, 12/1/33	24,539	26,780
FHLMC, 6.00%, 2/1/38	196,290	217,309
FHLMC, 5.50%, 4/1/38	103,888	112,090
FHLMC, 6.00%, 5/1/38	175,323	194,099
FHLMC, 6.00%, 8/1/38	31,214	34,098
FHLMC, 5.50%, 9/1/38	788,629	854,583
FHLMC, 3.00%, 2/1/43	10,958,418	10,581,801
FNMA, 3.00%, 10/11/18(5)	58,800,000	56,271,837
FNMA, 3.50%, 10/11/18(5)	128,170,000	126,138,649
FNMA, 4.00%, 10/11/18(5)	70,985,000	71,681,939
FNMA, 4.50%, 10/11/18(5)	66,750,000	68,869,836
FNMA, 6.50%, 1/1/26	1,437	1,576
FNMA, 7.00%, 12/1/27	334	353
FNMA, 7.50%, 4/1/28	2,022	2,167
FNMA, 7.00%, 5/1/28	1,910	1,950
FNMA, 7.00%, 6/1/28	33	33
FNMA, 6.50%, 1/1/29	325	357
FNMA, 6.50%, 4/1/29	1,290	1,415
FNMA, 7.00%, 7/1/29	217	219
FNMA, 7.50%, 7/1/29	3,316	3,589
FNMA, 7.50%, 9/1/30	673	767
FNMA, 6.625%, 11/15/30	5,000,000	6,593,270
FNMA, 5.00%, 7/1/31	1,988,640	2,089,562
FNMA, 7.00%, 9/1/31	3,670	3,879
FNMA, 6.50%, 1/1/32	955	1,048
FNMA, 6.50%, 8/1/32	4,738	5,251
FNMA, 5.50%, 6/1/33	13,342	14,490
FNMA, 5.50%, 7/1/33	81,392	87,923
FNMA, 5.50%, 8/1/33	30,782	33,257
FNMA, 5.50%, 9/1/33	44,035	47,911
FNMA, 5.00%, 11/1/33	178,035	189,708
FNMA, 6.00%, 12/1/33	631,343	695,375
FNMA, 5.50%, 1/1/34	45,882	49,585
FNMA, 5.50%, 12/1/34	44,773	48,295
FNMA, 4.50%, 1/1/35	179,364	186,064
FNMA, 5.00%, 8/1/35	72,525	76,997
FNMA, 5.00%, 2/1/36	548,838	583,248
FNMA, 5.50%, 7/1/36	26,452	28,528
FNMA, 5.50%, 2/1/37	14,134	15,268

17

	Principal Amount	Value
FNMA, 6.00%, 4/1/37	$123,088	$133,835
FNMA, 6.00%, 7/1/37	337,053	371,072
FNMA, 6.00%, 8/1/37	243,038	267,730
FNMA, 6.50%, 8/1/37	37,208	39,666
FNMA, 6.00%, 9/1/37	239,777	263,960
FNMA, 6.00%, 11/1/37	83,401	91,855
FNMA, 5.50%, 2/1/38	537,117	579,505
FNMA, 5.50%, 2/1/38	95,281	102,506
FNMA, 5.50%, 6/1/38	210,502	226,740
FNMA, 5.00%, 1/1/39	137,250	145,839
FNMA, 4.50%, 2/1/39	459,709	479,059
FNMA, 5.50%, 3/1/39	477,206	513,488
FNMA, 4.50%, 4/1/39	336,623	351,433
FNMA, 4.50%, 5/1/39	861,619	899,494
FNMA, 6.50%, 5/1/39	123,584	140,009
FNMA, 4.50%, 6/1/39	464,381	483,914
FNMA, 5.00%, 8/1/39	489,282	520,693
FNMA, 4.50%, 9/1/39	1,700,751	1,775,650
FNMA, 4.50%, 10/1/39	1,462,211	1,526,491
FNMA, 5.00%, 4/1/40	2,472,978	2,632,675
FNMA, 5.00%, 4/1/40	1,304,973	1,389,262
FNMA, 5.00%, 6/1/40	2,105,140	2,237,753
FNMA, 4.00%, 10/1/40	1,566,642	1,594,584
FNMA, 4.50%, 11/1/40	1,323,078	1,379,154
FNMA, 4.00%, 8/1/41	2,927,077	2,984,417
FNMA, 4.50%, 9/1/41	1,253,145	1,303,723
FNMA, 3.50%, 10/1/41	2,229,754	2,212,557
FNMA, 3.50%, 12/1/41	8,147,195	8,084,154
FNMA, 4.00%, 12/1/41	4,107,900	4,180,954
FNMA, 5.00%, 1/1/42	4,706,831	5,010,101
FNMA, 3.50%, 2/1/42	4,146,283	4,114,209
FNMA, 3.50%, 5/1/42	1,727,574	1,714,201
FNMA, 3.50%, 6/1/42	1,808,483	1,794,537
FNMA, 3.50%, 8/1/42	8,611,112	8,544,455
FNMA, 3.50%, 9/1/42	2,700,280	2,679,376
FNMA, 3.50%, 12/1/42	6,820,021	6,767,223
FNMA, 3.50%, 8/1/43	3,728,012	3,689,529
FNMA, 3.50%, 5/1/45	7,529,890	7,444,776
FNMA, 3.50%, 11/1/45	8,267,184	8,175,051
FNMA, 3.50%, 11/1/45	8,186,255	8,095,000
FNMA, 4.00%, 11/1/45	9,998,105	10,120,400
FNMA, 3.50%, 2/1/46	9,560,423	9,451,366
FNMA, 4.00%, 2/1/46	7,813,152	7,902,570
FNMA, 3.50%, 3/1/46	9,116,695	9,010,045
FNMA, 4.00%, 4/1/46	20,462,763	20,707,852
FNMA, 3.50%, 5/1/46	9,809,039	9,691,186
FNMA, 6.50%, 8/1/47	6,845	7,297

18

	Principal Amount	Value
FNMA, 6.50%, 9/1/47	$8,700	$9,232
FNMA, 6.50%, 9/1/47	418	444
FNMA, 6.50%, 9/1/47	4,575	4,856
FNMA, 3.50%, 10/1/47	19,145,236	18,860,530
GNMA, 2.50%, 10/18/18(5)	5,000,000	4,690,188
GNMA, 3.00%, 10/18/18(5)	22,800,000	22,083,492
GNMA, 4.00%, 10/18/18(5)	26,240,000	26,685,362
GNMA, 7.00%, 11/15/22	607	626
GNMA, 7.00%, 4/20/26	226	249
GNMA, 7.50%, 8/15/26	449	490
GNMA, 8.00%, 8/15/26	201	217
GNMA, 7.50%, 5/15/27	412	426
GNMA, 8.00%, 6/15/27	1,065	1,083
GNMA, 7.50%, 11/15/27	171	173
GNMA, 7.00%, 2/15/28	258	258
GNMA, 7.50%, 2/15/28	213	214
GNMA, 6.50%, 3/15/28	546	600
GNMA, 7.00%, 4/15/28	160	161
GNMA, 6.50%, 5/15/28	2,818	3,094
GNMA, 7.00%, 12/15/28	291	291
GNMA, 7.00%, 5/15/31	2,298	2,579
GNMA, 6.00%, 7/15/33	639,851	706,174
GNMA, 4.50%, 8/15/33	660,726	689,438
GNMA, 5.00%, 3/20/36	75,608	80,634
GNMA, 5.00%, 4/20/36	152,213	162,348
GNMA, 5.00%, 5/20/36	262,104	279,465
GNMA, 5.50%, 1/15/39	763,954	841,220
GNMA, 6.00%, 1/20/39	32,231	35,287
GNMA, 6.00%, 2/20/39	195,455	214,197
GNMA, 4.50%, 6/15/39	1,846,979	1,941,393
GNMA, 5.50%, 9/15/39	81,096	88,272
GNMA, 5.00%, 10/15/39	913,936	971,188
GNMA, 4.50%, 1/15/40	836,600	872,997
GNMA, 4.00%, 11/20/40	2,518,956	2,586,011
GNMA, 4.00%, 12/15/40	831,256	850,966
GNMA, 4.50%, 6/15/41	680,920	714,873
GNMA, 4.50%, 7/20/41	1,051,114	1,102,257
GNMA, 3.50%, 4/20/42	5,352,495	5,354,516
GNMA, 3.50%, 6/20/42	11,674,108	11,689,221
GNMA, 3.50%, 7/20/42	2,142,236	2,143,045
GNMA, 3.50%, 4/20/43	3,251,687	3,252,916
GNMA, 3.50%, 4/20/46	11,454,025	11,415,985
GNMA, 2.50%, 7/20/46	11,366,420	10,672,710
		636,629,950
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $732,989,094)		718,052,249
U.S. TREASURY SECURITIES — 17.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	30,100,000	31,715,524
19

		Principal Amount	Value
U.S. Treasury Bonds, 4.375%, 11/15/39		$1,700,000	$2,017,189
U.S. Treasury Bonds, 3.125%, 11/15/41		33,000,000	32,675,156
U.S. Treasury Bonds, 3.00%, 5/15/42		15,600,000	15,110,977
U.S. Treasury Bonds, 2.875%, 5/15/43		16,000,000	15,125,937
U.S. Treasury Bonds, 3.125%, 8/15/44(6)		24,410,000	24,095,817
U.S. Treasury Bonds, 3.00%, 11/15/44		13,200,000	12,739,031
U.S. Treasury Bonds, 2.50%, 2/15/45		50,000,000	43,785,156
U.S. Treasury Bonds, 3.00%, 5/15/45		6,400,000	6,174,250
U.S. Treasury Bonds, 3.00%, 11/15/45		7,000,000	6,749,805
U.S. Treasury Notes, 1.875%, 12/31/19		61,000,000	60,382,851
U.S. Treasury Notes, 1.50%, 5/31/20		5,000,000	4,895,996
U.S. Treasury Notes, 2.50%, 5/31/20		60,000,000	59,721,094
U.S. Treasury Notes, 2.50%, 6/30/20		65,000,000	64,676,270
U.S. Treasury Notes, 2.25%, 2/15/21		10,000,000	9,862,109
U.S. Treasury Notes, 2.625%, 5/15/21		50,000,000	49,696,289
U.S. Treasury Notes, 2.75%, 8/15/21		5,000,000	4,982,129
U.S. Treasury Notes, 2.00%, 10/31/21		25,000,000	24,352,051
U.S. Treasury Notes, 1.875%, 1/31/22		14,000,000	13,545,820
U.S. Treasury Notes, 2.75%, 5/31/23		6,700,000	6,646,348
U.S. Treasury Notes, 2.00%, 11/15/26		10,000,000	9,255,859
TOTAL U.S. TREASURY SECURITIES (Cost $512,317,596)			498,205,658
SOVEREIGN GOVERNMENTS AND AGENCIES — 9.5%
Chile†
Chile Government International Bond, 3.25%, 9/14/21		920,000	921,858
Chile Government International Bond, 3.625%, 10/30/42		500,000	466,680
			1,388,538
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		2,770,000	2,824,707
Colombia Government International Bond, 7.375%, 9/18/37		900,000	1,137,375
Colombia Government International Bond, 6.125%, 1/18/41		820,000	930,700
			4,892,782
Hungary — 1.5%
Hungary Government Bond, 3.00%, 10/27/27	HUF	10,130,010,000	34,915,537
Hungary Government Bond, 6.75%, 10/22/28	HUF	1,520,000,000	6,888,522
			41,804,059
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23		$1,300,000	1,415,119
Mexico — 4.8%
Mexican Bonos, 8.00%, 12/7/23	MXN	2,388,300,000	128,964,882
Mexico Government International Bond, 4.15%, 3/28/27		$7,953,000	7,840,664
Mexico Government International Bond, MTN, 4.75%, 3/8/44		90,000	86,220
			136,891,766
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26		1,400,000	1,674,750
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		730,000	925,275

20

		Principal Amount	Value
Peruvian Government International Bond, 5.625%, 11/18/50		$1,240,000	$1,474,980
			2,400,255
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		1,590,000	1,620,663
Philippine Government International Bond, 5.50%, 3/30/26		3,000,000	3,326,031
Philippine Government International Bond, 6.375%, 10/23/34		730,000	912,074
			5,858,768
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23		1,050,000	1,031,940
Republic of Poland Government International Bond, 5.125%, 4/21/21		450,000	471,163
			1,503,103
South Africa — 2.5%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	463,000,000	31,996,235
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	260,000,000	19,935,788
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	289,000,000	18,483,942
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$760,000	743,669
			71,159,634
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27		820,000	836,913
Uruguay Government International Bond, 4.125%, 11/20/45		340,000	317,563
			1,154,476
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $289,710,114)			270,143,250
ASSET-BACKED SECURITIES(3) — 7.5%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 3.04%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.83%		4,745,756	4,733,989
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)		16,500,000	16,458,923
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)		3,472,680	3,395,641
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)		11,436,654	11,467,777
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)		689,366	688,793
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/18(1)(4)		6,724,197	6,702,531
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.23%, 10/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)		2,467,771	2,471,536
Hertz Vehicle Financing II LP, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)		6,700,000	6,682,106
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)		425,720	423,290
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)		1,663,800	1,635,536
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)		3,311,017	3,249,917

21

	Principal Amount	Value
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.01%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	$11,933,148	$11,983,190
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.86%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	17,181,480	17,162,085
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.24%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.08%(1)	10,525,000	10,563,530
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.16%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.00%(1)	16,409,751	16,540,445
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	3,631,114	3,625,857
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	1,563,310	1,528,311
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,508,016	1,476,950
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	2,860,844	2,769,151
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	7,680,260	7,435,518
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	11,210,734	11,180,883
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.56%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	4,870,196	4,881,786
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	8,875,000	8,690,307
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88%, 10/17/35(1)(7)	12,000,000	12,003,750
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	1,905,307	1,883,352
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	994,053	987,285
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	2,466,778	2,451,096
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(1)	9,762,152	9,735,416
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/1/18(1)(4)	2,586,145	2,584,088
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/1/18(1)(4)	4,306,843	4,232,010
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 10/1/18(1)(4)	2,413,296	2,357,162
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/1/18(1)(4)	10,092,777	9,848,437
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 10/1/18(1)(4)	1,797,413	1,770,091
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 10/1/18(1)(4)	5,680,824	5,540,056
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	4,830,308	4,707,493
TOTAL ASSET-BACKED SECURITIES (Cost $215,016,562)		213,848,288
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 7.3%
Private Sponsor Collateralized Mortgage Obligations — 5.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.01%, 10/1/18(4)	1,622,915	1,645,955

22

	Principal Amount	Value
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 10/1/18(1)(4)	$1,855,617	$1,815,750
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 10/1/18(1)(4)	2,909,872	2,845,901
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 10/1/18(1)(4)	2,503,156	2,442,643
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/1/18(1)(4)	7,648,829	7,480,618
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.36%, 10/1/18(4)	1,597,790	1,597,186
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.65%, 10/1/18(4)	325,344	329,850
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 10/1/18(4)	944,083	924,471
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	147,749	152,512
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.05%, 10/1/18(4)	848,234	830,299
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 10/1/18(4)	2,766,854	2,747,989
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.49%, 10/1/18(4)	185,824	188,492
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	1,907,889	1,937,971
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	108,993	110,827
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	8,990	8,843
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.10%, 10/1/18(4)	356,037	358,343
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/1/18(1)(4)	4,230,162	4,180,876
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/1/18(1)(4)	6,648,637	6,576,409
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.03%, 10/1/18(4)	1,528,642	1,523,879
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 10/1/18(4)	385,147	387,654
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/1/18(1)(4)	6,267,179	6,184,887
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.86%, 10/1/18(4)	472,384	467,836
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.91%, 10/1/18(4)	1,310,396	1,337,448
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.63%, 10/1/18(4)	1,329,081	1,326,327
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.90%, 10/1/18(4)	1,578,235	1,614,386
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.95%, 10/1/18(4)	2,255,986	2,272,745
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.45%, 10/1/18(4)	1,396,788	1,417,602
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.23%, 10/1/18(4)	170,080	171,436
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.38%, 10/1/18(4)	291,398	285,844

23

	Principal Amount	Value
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.86%, 10/1/18(4)	$325,549	$331,259
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/18(1)(4)	717,268	690,633
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	5,812,263	5,776,154
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.42%, 10/1/18(4)	1,273,357	1,312,231
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.11%, 10/25/18(4)	2,325,455	2,312,283
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 10/1/18(4)	1,118,824	1,165,531
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/1/18(1)(4)	4,405,258	4,327,232
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/1/18(1)(4)	3,937,318	3,969,480
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.72%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	5,708,785	5,879,467
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.86%, 10/1/18(4)	322	323
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/18(4)	67,405	67,917
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(1)	2,097,603	2,102,274
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 10/1/18(1)(4)	5,320,337	5,200,424
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	4,832,385	4,787,552
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	4,243,959	4,191,913
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	8,117,290	8,046,464
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/18(1)(4)	4,804,102	4,812,679
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 10/1/18(1)(4)	5,738,272	5,786,107
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(4)	8,078,603	8,004,979
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 10/1/18(1)(4)	4,950,925	4,973,407
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 10/1/18(1)(4)	4,286,047	4,325,516
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 10/1/18(1)(4)	2,750,304	2,609,391
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.31%, 10/1/18(4)	665,992	671,510
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.96%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.74%	2,695,560	2,663,075
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	95,313	96,884
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 10/1/18(4)	2,787,930	2,752,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.92%, 10/1/18(4)	85,549	88,918
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.42%, 10/1/18(4)	480,108	491,029

24

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.43%, 10/1/18(4)	$1,218,590	$1,254,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.76%, 10/1/18(4)	1,154,138	1,182,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	201,655	199,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	513,829	515,893
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,462,541	1,503,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.29%, 10/1/18(4)	763,963	807,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 4.21%, 10/1/18(4)	1,147,043	1,185,642
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.13%, 10/1/18(4)	924,688	949,844
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	1,317,296	1,260,281
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.21%, 10/1/18(4)	1,151,329	1,172,017
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 10/1/18(4)	770,006	780,322
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	412,055	413,227
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	737,572	733,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	236,871	236,285
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	177,371	178,064
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	152,842	156,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	147,771	148,418
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.93%, 10/1/18(4)	183,652	176,629
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	510,045	538,150
		153,994,162
U.S. Government Agency Collateralized Mortgage Obligations — 1.9%
FHLMC, Series 2016-DNA3, Class M2, VRN, 4.22%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.00%	3,709,600	3,759,509
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.30%	3,210,000	3,241,523
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.57%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.35%	3,535,217	3,589,969
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.42%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.20%	9,050,158	9,154,618
FHLMC, Series 2017-DNA3, Class M1, VRN, 2.97%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.75%	1,401,766	1,407,830
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.02%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.80%	344,721	345,642
FHLMC, Series 3397, Class GF, VRN, 2.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,738,006	1,745,725
FHLMC, Series KF29, Class A, VRN, 2.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.36%	3,624,089	3,629,509

25

	Principal Amount	Value
FHLMC, Series KF31, Class A, VRN, 2.48%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.37%	$7,789,104	$7,814,092
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	24	25
FNMA, Series 2006-43, Class FM, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	193,239	193,013
FNMA, Series 2007-36, Class FB, VRN, 2.62%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.40%	168,733	169,273
FNMA, Series 2014-C02, Class 1M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	2,936,000	3,125,847
FNMA, Series 2014-C02, Class 2M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	3,018,876	3,202,811
FNMA, Series 2016-C04, Class 1M1, VRN, 3.67%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.45%	2,172,028	2,187,537
FNMA, Series 2016-C05, Class 2M1, VRN, 3.57%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.35%	1,250,682	1,254,380
FNMA, Series 2017-C01, Class 1M1, VRN, 3.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.30%	3,411,585	3,435,958
FNMA, Series 2017-C03, Class 1M1, VRN, 3.17%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.95%	979,750	986,171
FNMA, Series 2018-C02, Class 2M1, VRN, 2.87%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.65%	4,248,449	4,255,381
		53,498,813
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $209,028,459)		207,492,975
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	5,750,000	5,612,276
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	7,000,000	6,878,525
BENCHMARK Mortgage Trust, Series 2018-B1, Class AM, VRN, 3.88%, 10/1/18(4)	5,789,000	5,774,775
BX Trust, Series 2018-MCSF, Class A, VRN, 2.74%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.58%(1)	5,700,000	5,688,783
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 10/1/18(4)	5,000,000	5,158,852
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/1/18(4)	5,500,000	5,607,699
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/1/18(4)	7,625,000	7,744,106
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/18(4)	9,000,000	8,910,607
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/18(4)	5,000,000	5,193,145
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 10/1/18(4)	5,000,000	5,036,390
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	7,500,000	7,304,311
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	4,000,000	3,976,426
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	7,385,225	7,230,429
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.86%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	11,700,000	11,723,306
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 10/1/18(4)	7,500,000	7,326,402

26

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/18(4)	$6,250,000	$6,318,400
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	8,390,000	8,222,578
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	2,500,000	2,580,006
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,300,000	4,989,804
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	5,947,255
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	6,400,000	6,146,657
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/18(1)(4)	6,000,000	5,913,073
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,200,000	5,947,211
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $149,220,311)		145,231,016
COLLATERALIZED LOAN OBLIGATIONS(3) — 4.5%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.37%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	6,275,000	6,247,794
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	5,000,000	4,968,448
Carlyle Global Market Strategies CLO, Series 2014-5A, Class A1RR, VRN, 3.47%, 1/15/19, resets quarterly off the 3-month LIBOR plus 1.14%(1)	8,000,000	8,005,645
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	6,650,000	6,620,816
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	5,500,000	5,464,961
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.46%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.11%(1)	5,900,000	5,887,786
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	3,300,000	3,279,629
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	6,450,000	6,402,976
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.31%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.12%(1)	6,700,000	6,689,149
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.40%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(1)	4,250,000	4,243,275
KKR CLO Ltd., Series 11, Class AR, VRN, 3.52%, 10/16/18, resets quarterly off the 3-month LIBOR plus 1.18%(1)	4,500,000	4,501,683
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)	9,000,000	8,988,385
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(1)	6,025,000	6,008,588
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	7,337,000	7,373,832

27

	Principal Amount	Value
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.29%, 10/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)	$7,000,000	$6,992,697
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.32%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	10,500,000	10,479,786
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	5,750,000	5,754,229
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	8,750,000	8,693,084
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.49%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	5,825,000	5,825,000
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 10/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	5,400,000	5,365,436
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $128,151,635)		127,793,199
BANK LOAN OBLIGATIONS(8) — 1.9%
Consumer, Non-cyclical — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.22%, 5/24/24, resets monthly off the 1-month LIBOR plus 2.00%	1,324,174	1,326,299
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.22%, 5/24/24, resets monthly off the 1-month LIBOR plus 2.00%	1,561,180	1,563,686
		2,889,985
Diversified Telecommunication Services — 0.4%
Level 3 Financing Inc., 2017 Term Loan B, 4.43%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	7,250,000	7,278,710
Zayo Group, LLC, 2017 Incremental Term Loan, 4.49%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	2,500,000	2,514,537
Zayo Group, LLC, 2017 Incremental Term Loan, 1/19/24(9)	1,450,000	1,458,432
		11,251,679
Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.24%, 3/21/25, resets monthly off the 1-month LIBOR plus 2.00%	6,859,936	6,876,537
Health Care Providers and Services — 0.2%
HCA Inc., 2018 Term Loan B10, 4.24%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	5,865,525	5,916,027
Hotels, Restaurants and Leisure — 0.2%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.97%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	6,719,999	6,757,799
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc., 2016 Term Loan B, 4.14%, 6/30/23, resets quarterly off the 3-month LIBOR plus 1.75%	3,830,204	3,838,592
NRG Energy, Inc., 2016 Term Loan B, 6/30/23(9)	960,000	962,103
		4,800,695
IT Services — 0.2%
First Data Corporation, 2024 USD Term Loan, 4.21%, 4/26/24, resets monthly off the 1-month LIBOR plus 2.00%	5,990,000	6,001,740

28

	Principal Amount	Value
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC, 2017 Term Loan B, 4.25%, 9/7/23, resets monthly off the 1-month LIBOR plus 2.00%	$5,236,809	$5,253,619
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	5,860,550	5,878,864
		11,132,483
TOTAL BANK LOAN OBLIGATIONS (Cost $55,589,124)		55,626,945
MUNICIPAL SECURITIES — 1.0%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	980,000	1,319,060
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,293,890
Houston GO, 3.96%, 3/1/47	820,000	775,548
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	1,928,114
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,342,320
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,165,000	1,528,573
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	621,114
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,398,364
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	480,000	663,077
New York City GO, 6.27%, 12/1/37	335,000	423,273
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,179,014
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	513,429
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	447,292
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	500,000	520,090
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	675,000	790,695
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	375,000	459,191
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	280,000	356,712
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	820,065
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	460,000	599,748
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,344,255
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	765,000	1,084,992
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,085,000	1,007,130
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,065,664
State of California GO, 4.60%, 4/1/38	1,380,000	1,433,806
State of California GO, 7.55%, 4/1/39	450,000	658,409
State of California GO, 7.30%, 10/1/39	1,210,000	1,693,274
State of Illinois GO, 5.10%, 6/1/33	1,618,000	1,555,448
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	994,070
University of California Rev., 4.60%, 5/15/31	1,975,000	2,097,430
TOTAL MUNICIPAL SECURITIES (Cost $27,770,917)		29,914,047

29

	Principal Amount/Shares	Value
TEMPORARY CASH INVESTMENTS — 3.9%
Credit Agricole Corporate and Investment Bank, 2.19%, 10/1/18(10)	$95,069,000	$95,052,220
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $10,825,132), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $10,627,437)		10,625,666
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $6,327,223), at 1.05%, dated 9/29/18, due 10/1/18 (Delivery value $6,202,543)		6,202,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	104,074	104,074
TOTAL TEMPORARY CASH INVESTMENTS (Cost $112,000,740)		111,983,960
TOTAL INVESTMENT SECURITIES — 116.0% (Cost $3,382,391,041)		3,309,476,058
OTHER ASSETS AND LIABILITIES(11) — (16.0)%		(456,230,438)
TOTAL NET ASSETS — 100.0%		$2,853,245,620

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	193,401,407	USD	279,522	Goldman Sachs & Co.	12/19/18	$14,751
USD	44,121,722	HUF	12,280,575,263	UBS AG	12/19/18	(255,971)
USD	126,317,089	MXN	2,438,551,398	JPMorgan Chase Bank N.A.	12/19/18	(2,426,828)
USD	65,522,000	ZAR	991,937,552	UBS AG	12/19/18	(3,903,606)
						$(6,571,654)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	50	December 2018	USD	10,000,000	$10,536,719	$(23,550)
U.S. Treasury 5-Year Notes	1,725	December 2018	USD	172,500,000	194,022,071	(1,209,017)
U.S. Treasury 10-Year Ultra Notes	549	December 2018	USD	54,900,000	69,174,000	(859,048)
U.S. Treasury Long Bonds	207	December 2018	USD	20,700,000	29,083,500	(655,426)
					$302,816,290	$(2,747,041)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,309	December 2018	EUR	130,900,000	$198,639,830	$1,380,828
Euro-Bund 10-Year Bonds	432	December 2018	EUR	43,200,000	79,644,904	977,341
U.K. Gilt 10-Year Bonds	531	December 2018	GBP	53,100,000	83,703,247	705,152
U.S. Treasury 10-Year Notes	104	December 2018	USD	10,400,000	12,353,250	115,141
					$374,341,231	$3,178,462

30

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	4,119,000,000	$6,582
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	4,207,000,000	(28,770)
							$(22,188)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CLP	-	Chilean Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand
†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $578,839,538, which represented 20.3% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,940,052.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)	The rate indicated is the yield to maturity at purchase.

(11)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

31

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,382,391,041)	$3,309,476,058
Cash	33,906
Foreign currency holdings, at value (cost of $57,846)	84,837
Receivable for investments sold	759,887
Receivable for variation margin on futures contracts	67,960
Unrealized appreciation on forward foreign currency exchange contracts	14,751
Swap agreements, at value	6,582
Interest receivable	22,651,389
3,333,095,370

Liabilities
Payable for investments purchased	393,293,824
Payable for capital shares redeemed	79,018,708
Payable for variation margin on futures contracts	922,043
Unrealized depreciation on forward foreign currency exchange contracts	6,586,405
Swap agreements, at value	28,770
479,849,750

Net Assets	$2,853,245,620

G Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	276,287,933
Net Asset Value Per Share	$10.33

Net Assets Consist of:
Capital paid in	$2,966,054,443
Distributions in excess of net investment income	(1,222,896)
Accumulated net realized loss	(32,507,756)
Net unrealized depreciation	(79,078,171)
$2,853,245,620

See Notes to Financial Statements.

32

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$50,425,028

Expenses:
Management fees	5,131,128
Trustees' fees and expenses	109,125
Other expenses	25,057
5,265,310
Fees waived	(5,131,128)
134,182

Net investment income (loss)	50,290,846

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(17,808,531)
Forward foreign currency exchange contract transactions	22,951,884
Futures contract transactions	(9,818,607)
Swap agreement transactions	1,102,076
Foreign currency translation transactions	(764,622)
(4,337,800)

Change in net unrealized appreciation (depreciation) on:
Investments	(50,732,563)
Forward foreign currency exchange contracts	(3,539,147)
Futures contracts	3,687,316
Swap agreements	(187,780)
Translation of assets and liabilities in foreign currencies	(58,061)
(50,830,235)

Net realized and unrealized gain (loss)	(55,168,035)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,877,189)

See Notes to Financial Statements.

33

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$50,290,846	$83,805,951
Net realized gain (loss)	(4,337,800)	(15,558,575)
Change in net unrealized appreciation (depreciation)	(50,830,235)	(28,803,118)
Net increase (decrease) in net assets resulting from operations	(4,877,189)	39,444,258

Distributions to Shareholders
From net investment income:
G Class	(50,790,669)	(81,681,648)
R6 Class	—	(2,572,468)
Decrease in net assets from distributions	(50,790,669)	(84,254,116)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(125,606,159)	22,307,893

Net increase (decrease) in net assets	(181,274,017)	(22,501,965)

Net Assets
Beginning of period	3,034,519,637	3,057,021,602
End of period	$2,853,245,620	$3,034,519,637

Distributions in excess of net investment income	$(1,222,896)	$(723,073)

See Notes to Financial Statements.

34

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

35

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination

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and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.0000% to 0.0600%. The investment advisor agreed to waive the fund’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. The effective annual management fee for the period ended September 30, 2018 was 0.34% before waiver and 0.00% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $3,118,972,941, of which $2,639,242,153 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $3,263,964,227, of which $2,751,375,698 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018
	Shares	Amount	Shares	Amount
G Class
Sold	13,010,743	$135,348,913	72,458,777	$780,457,679
Issued in reinvestment of distributions	4,861,297	50,500,120	7,621,571	81,614,602
Redeemed	(30,040,095)	(311,455,192)	(47,761,372)	(509,674,355)
	(12,168,055)	(125,606,159)	32,318,976	352,397,926
R6 Class	N/A
Sold			3,500,678	37,677,906
Issued in reinvestment of distributions			180,700	1,945,064
Redeemed			(34,224,315)	(369,713,003)
			(30,542,937)	(330,090,033)
Net increase (decrease)	(12,168,055)	$(125,606,159)	1,776,039	$22,307,893

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$931,184,471	—
U.S. Government Agency Mortgage-Backed Securities	—	718,052,249	—
U.S. Treasury Securities	—	498,205,658	—
Sovereign Governments and Agencies	—	270,143,250	—
Asset-Backed Securities	—	213,848,288	—
Collateralized Mortgage Obligations	—	207,492,975	—
Commercial Mortgage-Backed Securities	—	145,231,016	—
Collateralized Loan Obligations	—	127,793,199	—
Bank Loan Obligations	—	55,626,945	—
Municipal Securities	—	29,914,047	—
Temporary Cash Investments	$104,074	111,879,886	—
	$104,074	$3,309,371,984	—
Other Financial Instruments
Futures Contracts	$115,141	$3,063,321	—
Swap Agreements	—	6,582	—
Forward Foreign Currency Exchange Contracts	—	14,751	—
	$115,141	$3,084,654	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,747,041	—	—
Swap Agreements	—	$28,770	—
Forward Foreign Currency Exchange Contracts	—	6,586,405	—
	$2,747,041	$6,615,175	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $318,793,787.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

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A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $286,358,465 futures contracts purchased and $378,966,795 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $58,395,426.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $95,450,000.

Value of Derivative Instruments as of September 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$14,751	Unrealized depreciation on forward foreign currency exchange contracts	$6,586,405
Interest Rate Risk	Receivable for variation margin on futures contracts*	67,960	Payable for variation margin on futures contracts*	922,043
Interest Rate Risk	Swap agreements	6,582	Swap agreements	28,770
		$89,293		$7,537,218

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$22,951,884	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(3,539,147)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(9,818,607)	Change in net unrealized appreciation (depreciation) on futures contracts	3,687,316
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	297,129	Change in net unrealized appreciation (depreciation) on swap agreements	(22,188)
Other Contracts	Net realized gain (loss) on swap agreement transactions	804,947	Change in net unrealized appreciation (depreciation) on swap agreements	(165,592)
		$14,235,353		$(39,611)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,382,902,932
Gross tax appreciation of investments	$10,495,992
Gross tax depreciation of investments	(83,922,866)
Net tax appreciation (depreciation) of investments	$(73,426,874)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(18,921,725) and accumulated long-term capital losses of $(11,403,483), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2018, the fund had late-year ordinary loss deferrals of $(645,552), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2018(3)	$10.52	0.17	(0.18)	(0.01)	(0.18)	—	(0.18)	$10.33	(0.13)%	0.01%(4)	0.35%(4)	3.34%(4)	3.00%(4)	95%	$2,853,246
2018	$10.66	0.29	(0.14)	0.15	(0.29)	—	(0.29)	$10.52	1.36%	0.12%	0.36%	2.66%	2.42%	186%	$3,034,520
2017	$10.85	0.22	(0.16)	0.06	(0.24)	(0.01)	(0.25)	$10.66	0.59%	0.40%	0.40%	2.07%	2.07%	139%	$2,731,236
2016	$11.03	0.21	(0.04)	0.17	(0.23)	(0.12)	(0.35)	$10.85	1.57%	0.40%	0.40%	1.96%	1.96%	207%	$2,406,977
2015	$10.70	0.20	0.42	0.62	(0.29)	—	(0.29)	$11.03	5.90%	0.40%	0.40%	1.85%	1.85%	248%	$2,198,329
2014	$11.00	0.18	(0.24)	(0.06)	(0.21)	(0.03)	(0.24)	$10.70	(0.53)%	0.40%	0.40%	1.71%	1.71%	206%	$2,260,604

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

46

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

47

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90826 1811

Semiannual Report

September 30, 2018

NT High Income Fund
Investor Class (AHGVX)
G Class (AHGNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2018
Types of Investments in Portfolio	% of net assets
Corporate Bonds	93.4%
Bank Loan Obligations	2.8%
Preferred Stocks	2.3%
Common Stocks	0.2%
Asset-Backed Securities	0.1%
Convertible Bonds	—*
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.3)%
* Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,035.50	$3.98	0.78%
G Class	$1,000	$1,040.60	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,021.16	$3.95	0.78%
G Class	$1,000	$1,025.02	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 93.4%
Aerospace and Defense — 1.5%
Arconic, Inc., 5.90%, 2/1/27	$250,000	$255,653
Bombardier, Inc., 8.75%, 12/1/21(1)	2,540,000	2,821,559
Bombardier, Inc., 5.75%, 3/15/22(1)	1,085,000	1,096,528
Bombardier, Inc., 6.00%, 10/15/22(1)	1,005,000	1,012,537
Bombardier, Inc., 6.125%, 1/15/23(1)	475,000	479,453
Bombardier, Inc., 7.50%, 12/1/24(1)	950,000	1,004,625
Bombardier, Inc., 7.50%, 3/15/25(1)	495,000	512,944
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	575,000	595,125
TransDigm, Inc., 5.50%, 10/15/20	600,000	601,500
TransDigm, Inc., 6.00%, 7/15/22	1,590,000	1,619,812
TransDigm, Inc., 6.375%, 6/15/26	850,000	860,625
Triumph Group, Inc., 4.875%, 4/1/21	500,000	485,000
Triumph Group, Inc., 7.75%, 8/15/25	525,000	511,219
		11,856,580
Air Freight and Logistics — 0.3%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,871,000	1,938,824
XPO Logistics, Inc., 6.125%, 9/1/23(1)	600,000	624,000
		2,562,824
Airlines — 0.5%
Allegiant Travel Co., 5.50%, 7/15/19	1,075,000	1,091,125
American Airlines Group, Inc., 4.625%, 3/1/20(1)	975,000	981,094
United Continental Holdings, Inc., 4.25%, 10/1/22	225,000	223,031
United Continental Holdings, Inc., 5.00%, 2/1/24	1,445,000	1,437,775
		3,733,025
Auto Components — 0.7%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	785,000	802,662
Dana, Inc., 6.00%, 9/15/23	1,484,000	1,530,375
Delphi Technologies plc, 5.00%, 10/1/25(1)	800,000	755,000
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	700,000	660,800
Tenneco, Inc., 5.00%, 7/15/26	825,000	735,281
Titan International, Inc., 6.50%, 11/30/23	1,175,000	1,139,016
		5,623,134
Automobiles — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18	175,000	176,969
Ally Financial, Inc., 3.75%, 11/18/19	800,000	799,000
Ally Financial, Inc., 4.125%, 3/30/20	975,000	981,094
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	393,834
Tesla, Inc., 5.30%, 8/15/25(1)	1,375,000	1,163,593
		3,514,490
Banks — 0.4%
Barclays Bank plc, 7.625%, 11/21/22	830,000	901,276

4

	Principal Amount/Shares	Value
Barclays Bank plc, VRN, 8.25%, 12/15/18(2)	$2,350,000	$2,373,575
		3,274,851
Building Products — 0.3%
Griffon Corp., 5.25%, 3/1/22	925,000	918,062
Masonite International Corp., 5.75%, 9/15/26(1)	275,000	276,375
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	275,000	253,000
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	525,000	546,000
		1,993,437
Capital Markets — 0.2%
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	250,000	257,500
NFP Corp., 6.875%, 7/15/25(1)	925,000	929,625
		1,187,125
Chemicals — 2.0%
CF Industries, Inc., 7.125%, 5/1/20	175,000	185,500
CF Industries, Inc., 5.375%, 3/15/44	1,475,000	1,373,594
Chemours Co. (The), 6.625%, 5/15/23	466,000	487,944
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	762,187
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(1)	400,000	427,128
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)	275,000	270,875
Hexion, Inc., 10.00%, 4/15/20	200,000	196,750
Hexion, Inc., 10.375%, 2/1/22(1)	1,425,000	1,392,937
Hexion, Inc., 13.75%, 2/1/22(1)	1,425,000	1,243,312
Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	200,000	165,500
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	1,625,000	1,604,200
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	275,000	282,563
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,700,000	1,587,375
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	450,000	426,938
OCI NV, 6.625%, 4/15/23(1)	800,000	831,000
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	100,000	102,625
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	1,000,000	991,770
PQ Corp., 5.75%, 12/15/25(1)	325,000	323,375
SPCM SA, 4.875%, 9/15/25(1)	300,000	286,797
TPC Group, Inc., 8.75%, 12/15/20(1)	1,275,000	1,278,187
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	750,000	724,913
Tronox Finance plc, 5.75%, 10/1/25(1)	675,000	627,750
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	275,000	250,938
		15,824,158
Commercial Services and Supplies — 2.0%
ADT Security Corp. (The), 5.25%, 3/15/20	775,000	790,500
APTIM Corp., 7.75%, 6/15/25(1)	1,325,000	1,145,939
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,050,000	1,083,211
Covanta Holding Corp., 5.875%, 3/1/24	2,265,000	2,318,114
Envision Healthcare Corp., 5.125%, 7/1/22(1)	1,630,000	1,678,085
Garda World Security Corp., 8.75%, 5/15/25(1)	775,000	761,438
Iron Mountain, Inc., 5.75%, 8/15/24	2,055,000	2,038,560

5

	Principal Amount/Shares	Value
Iron Mountain, Inc., 5.25%, 3/15/28(1)	$500,000	$466,250
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	300,000	291,750
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	575,000	582,188
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	740,000	741,850
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	570,000	557,739
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	1,197,000	1,283,184
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	450,000	452,025
TMS International Corp., 7.25%, 8/15/25(1)	375,000	378,750
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	25,000	24,500
Weight Watchers International, Inc., 8.625%, 12/1/25(1)	575,000	623,329
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	250,000	243,648
		15,461,060
Communications Equipment — 1.1%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,250,000	2,333,250
CommScope Technologies LLC, 5.00%, 3/15/27(1)	470,000	453,550
CommScope, Inc., 5.00%, 6/15/21(1)	475,000	479,085
Nokia of America Corp., 6.45%, 3/15/29	425,000	429,250
Nokia Oyj, 3.375%, 6/12/22	225,000	221,287
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	2,095,000	2,168,325
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,750,000	2,762,375
		8,847,122
Construction and Engineering — 0.3%
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	325,000	349,578
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	750,000	757,500
SBA Communications Corp., 4.875%, 7/15/22	1,085,000	1,098,129
		2,205,207
Construction Materials — 1.1%
American Woodmark Corp., 4.875%, 3/15/26(1)	300,000	287,438
BMC East LLC, 5.50%, 10/1/24(1)	840,000	813,750
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	1,365,000	1,317,225
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	400,000	388,580
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	400,000	379,500
Standard Industries, Inc., 4.75%, 1/15/28(1)	825,000	765,146
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	400,000	407,672
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	275,000	258,500
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	700,000	686,000
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	825,000	770,344
US Concrete, Inc., 6.375%, 6/1/24	1,950,000	1,982,565
USG Corp., 5.50%, 3/1/25(1)	735,000	752,456
		8,809,176
Consumer Discretionary — 0.4%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	3,250,000	3,103,750
Consumer Finance — 3.5%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	700,000	535,500

6

	Principal Amount/Shares	Value
CIT Group, Inc., 4.125%, 3/9/21	$275,000	$276,581
CIT Group, Inc., 5.00%, 8/15/22	1,363,000	1,396,393
CIT Group, Inc., 5.00%, 8/1/23	900,000	920,340
Financial & Risk US Holdings, Inc., 6.25%, 5/15/26(1)(3)	950,000	950,594
Financial & Risk US Holdings, Inc., 8.25%, 11/15/26(1)(3)	150,000	149,466
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	575,000	586,500
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	500,000	519,875
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	150,000	153,122
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	660,000	671,887
goeasy Ltd., 7.875%, 11/1/22(1)	525,000	547,969
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	2,485,000	2,360,750
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	925,000	941,187
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,367,000	1,373,835
Navient Corp., 5.00%, 10/26/20	990,000	1,004,662
Navient Corp., 5.875%, 3/25/21	50,000	51,350
Navient Corp., 5.50%, 1/25/23	2,345,000	2,347,931
Navient Corp., 7.25%, 9/25/23	1,250,000	1,331,250
Navient Corp., 5.875%, 10/25/24	375,000	367,961
Navient Corp., 6.75%, 6/25/25	3,475,000	3,505,406
Navient Corp., 6.75%, 6/15/26	675,000	669,938
Navient Corp., MTN, 5.50%, 1/15/19	1,000,000	1,006,250
Navient Corp., MTN, 4.875%, 6/17/19	300,000	302,475
Navient Corp., MTN, 6.125%, 3/25/24	360,000	360,900
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,240,000	1,257,050
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	525,000	538,781
Springleaf Finance Corp., 8.25%, 12/15/20	125,000	136,406
Springleaf Finance Corp., 6.875%, 3/15/25	1,025,000	1,027,050
Springleaf Finance Corp., 7.125%, 3/15/26	1,850,000	1,850,000
Verscend Escrow Corp., 9.75%, 8/15/26(1)	925,000	956,219
		28,097,628
Consumer, Cyclical — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	600,000	589,500
Containers and Packaging — 2.7%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(9)	2,720,000	2,760,800
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	2,165,000	2,273,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	1,085,000	1,068,182
Berry Global, Inc., 6.00%, 10/15/22	675,000	697,781
Berry Global, Inc., 4.50%, 2/15/26(1)	350,000	333,375
BWAY Holding Co., 5.50%, 4/15/24(1)	850,000	837,751
BWAY Holding Co., 7.25%, 4/15/25(1)	3,950,000	3,860,730
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	216,000
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	600,000	594,000
Multi-Color Corp., 6.125%, 12/1/22(1)	675,000	693,562

7

	Principal Amount/Shares	Value
OI European Group BV, 4.00%, 3/15/23(1)	$475,000	$452,438
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	375,000	379,688
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	645,313
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	150,000	154,875
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	375,000	344,063
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,051,482	1,055,425
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	280,695	284,204
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,010,000	1,005,707
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	2,165,000	2,206,947
Sealed Air Corp., 5.125%, 12/1/24(1)	1,410,000	1,424,100
		21,288,191
Diversified Consumer Services — 0.4%
frontdoor, Inc., 6.75%, 8/15/26(1)	450,000	464,625
Graham Holdings Co., 5.75%, 6/1/26(1)	625,000	641,406
Matthews International Corp., 5.25%, 12/1/25(1)	500,000	485,000
Service Corp., International, 5.375%, 1/15/22	720,000	730,350
Sotheby's, 4.875%, 12/15/25(1)	800,000	767,000
		3,088,381
Diversified Financial Services — 2.7%
Ally Financial, Inc., 3.50%, 1/27/19	1,410,000	1,411,762
Ally Financial, Inc., 8.00%, 11/1/31	775,000	942,594
Barclays plc, VRN, 7.75%, 9/15/23(2)	200,000	201,000
Camelot Finance SA, 7.875%, 10/15/24(1)	750,000	749,460
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	950,000	952,375
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	375,000	376,020
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,050,000	1,124,813
Fly Leasing Ltd., 5.25%, 10/15/24	400,000	386,500
HUB International Ltd., 7.00%, 5/1/26(1)	25,000	25,095
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	3,505,000	3,573,067
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,355,000	1,378,170
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	655,000	673,013
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,225,000	1,232,656
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	1,710,000	1,746,337
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	600,000	585,000
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,000,000	1,003,700
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	650,000	664,625
Royal Bank of Scotland Group plc, VRN, 8.625%, 8/15/21(2)	600,000	644,250
Royal Bank of Scotland Group plc, VRN, 8.00%, 8/10/25(2)	200,000	212,376
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	850,000	828,750
8

	Principal Amount/Shares	Value
Travelport Corporate Finance plc, 6.00%, 3/15/26(1)	$250,000	$254,543
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	275,000	261,250
Vantiv LLC / Vantiv Issuer Corp., 4.375%, 11/15/25(1)	800,000	763,000
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	425,000	439,875
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,050,000	1,018,500
		21,448,731
Diversified Telecommunication Services — 3.5%
CenturyLink, Inc., 5.625%, 4/1/20	2,470,000	2,522,487
CenturyLink, Inc., 5.80%, 3/15/22	200,000	204,500
CenturyLink, Inc., 6.75%, 12/1/23	350,000	364,438
CenturyLink, Inc., 7.50%, 4/1/24	550,000	589,188
CenturyLink, Inc., 7.60%, 9/15/39	250,000	224,375
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	50,000	51,000
Frontier Communications Corp., 8.125%, 10/1/18	425,000	425,000
Frontier Communications Corp., 10.50%, 9/15/22	4,350,000	3,879,634
Frontier Communications Corp., 11.00%, 9/15/25	125,000	98,089
Frontier Communications Corp., 8.50%, 4/1/26(1)	375,000	355,781
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,245,000	1,221,283
Inmarsat Finance plc, 4.875%, 5/15/22(1)	455,000	455,000
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	2,700,000	2,696,625
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	79,103
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	1,150,000	1,161,500
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	2,000,000	2,122,500
Intelsat Luxembourg SA, 8.125%, 6/1/23	900,000	803,250
Level 3 Financing, Inc., 5.375%, 8/15/22	1,400,000	1,417,500
Level 3 Financing, Inc., 5.625%, 2/1/23	250,000	253,463
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	476,188
Sprint Capital Corp., 6.90%, 5/1/19	790,000	804,812
Sprint Capital Corp., 6.875%, 11/15/28	100,000	100,719
Sprint Capital Corp., 8.75%, 3/15/32	5,395,000	6,081,190
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	940,000	695,600
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21	263,000	167,005
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	688,000	663,920
		27,914,150
Electric Utilities — 0.3%
Drax Finco plc, 6.625%, 11/1/25(1)	200,000	203,000
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	450,000	442,688
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	73,000	70,171
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,600,000	1,620,000
		2,335,859
Electronic Equipment, Instruments and Components†
Itron, Inc., 5.00%, 1/15/26(1)	250,000	240,625
Energy Equipment and Services — 3.1%
Apergy Corp., 6.375%, 5/1/26(1)	275,000	283,594
Basic Energy Services, Inc., 10.75%, 10/15/23(1)(3)	175,000	178,938

9

	Principal Amount/Shares	Value
Bristow Group, Inc., 8.75%, 3/1/23(1)	$475,000	$465,500
Calfrac Holdings LP, 8.50%, 6/15/26(1)	900,000	843,750
CGG Holding US, Inc., 9.00%, 5/1/23(1)	200,000	209,250
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	850,000	885,062
Ensco plc, 7.75%, 2/1/26	350,000	348,688
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	425,000	445,188
FTS International, Inc., 6.25%, 5/1/22	1,810,000	1,744,387
Hi-Crush Partners LP, 9.50%, 8/1/26(1)	225,000	210,094
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25(1)	675,000	519,750
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	800,000	788,000
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	725,000	777,562
Noble Holding International Ltd., 7.75%, 1/15/24	2,305,000	2,299,237
Noble Holding International Ltd., 7.875%, 2/1/26(1)	1,050,000	1,093,312
Noble Holding International Ltd., 6.20%, 8/1/40	175,000	136,719
Pacific Drilling First Lien Escrow Issuer Ltd., 8.375%, 10/1/23(1)	350,000	362,250
Parker Drilling Co., 7.50%, 8/1/20	250,000	225,000
Parker Drilling Co., 6.75%, 7/15/22	325,000	255,938
Precision Drilling Corp., 5.25%, 11/15/24	975,000	936,000
Precision Drilling Corp., 7.125%, 1/15/26(1)	550,000	566,500
Rowan Cos., Inc., 7.375%, 6/15/25	300,000	300,750
SESI LLC, 7.125%, 12/15/21	1,050,000	1,067,325
SESI LLC, 7.75%, 9/15/24	775,000	793,406
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	827,000
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	150,000	151,875
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	475,000	483,902
Transocean, Inc., 9.00%, 7/15/23(1)	2,380,000	2,594,200
Transocean, Inc., 7.50%, 1/15/26(1)	1,300,000	1,345,500
Transocean, Inc., 7.50%, 4/15/31	250,000	239,375
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26(1)	825,000	854,906
Weatherford International LLC, 9.875%, 3/1/25(1)	350,000	339,500
Weatherford International Ltd., 5.125%, 9/15/20	225,000	224,719
Weatherford International Ltd., 7.75%, 6/15/21	1,010,000	1,006,212
Weatherford International Ltd., 9.875%, 2/15/24	775,000	761,437
		24,564,826
Engineering and Construction — 0.1%
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	625,000	598,438
Entertainment — 6.8%
Altice Financing SA, 6.625%, 2/15/23(1)	1,740,000	1,757,400
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,412,487
Altice Finco SA, 7.625%, 2/15/25(1)	940,000	849,525
Altice France SA, 6.25%, 5/15/24(1)	400,000	396,800
Altice France SA, 7.375%, 5/1/26(1)	2,560,000	2,572,288
Altice France SA, 8.125%, 2/1/27(1)	1,000,000	1,030,000
Altice Luxembourg SA, 7.75%, 5/15/22(1)	4,125,000	4,030,125
Altice US Finance I Corp., 5.375%, 7/15/23(1)	600,000	608,250

10

	Principal Amount/Shares	Value
Altice US Finance I Corp., 5.50%, 5/15/26(1)	$630,000	$629,685
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	355,000	341,066
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,200,000	1,152,000
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	275,000	264,894
AMC Networks, Inc., 5.00%, 4/1/24	450,000	444,375
Cablevision Systems Corp., 5.875%, 9/15/22	300,000	306,563
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	700,000	710,262
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,125,000	1,132,031
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	525,000	503,895
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	2,500,000	2,516,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	100,000	101,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	850,000	845,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	3,240,000	3,260,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	375,000	371,719
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	125,000	124,219
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	95,000	89,528
Cinemark USA, Inc., 5.125%, 12/15/22	785,000	792,850
Clear Channel International BV, 8.75%, 12/15/20(1)	125,000	129,650
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	270,000	272,025
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	1,690,000	1,700,562
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,225,000	1,256,078
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	195,000	199,631
DISH DBS Corp., 5.125%, 5/1/20	200,000	202,500
DISH DBS Corp., 6.75%, 6/1/21	1,480,000	1,515,150
DISH DBS Corp., 5.00%, 3/15/23	1,745,000	1,590,009
DISH DBS Corp., 5.875%, 11/15/24	125,000	112,813
DISH DBS Corp., 7.75%, 7/1/26	1,275,000	1,212,844
Gray Television, Inc., 5.125%, 10/15/24(1)	2,075,000	2,010,156
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	447,188
Netflix, Inc., 5.375%, 2/1/21	450,000	464,400
Netflix, Inc., 5.75%, 3/1/24	1,445,000	1,484,737
Netflix, Inc., 5.875%, 2/15/25	625,000	647,656
Netflix, Inc., 4.875%, 4/15/28(1)	175,000	164,719
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,440,000	1,413,000
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	1,025,000	1,014,043
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,160,000	1,151,416
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,000	26,005
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,320,000	1,392,600
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	810,000	811,021
Videotron Ltd., 5.00%, 7/15/22	650,000	670,313
Virgin Media Finance plc, 5.75%, 1/15/25(1)	1,660,000	1,647,749
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,330,000	1,305,448
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	1,205,000	1,195,962
WMG Acquisition Corp., 5.625%, 4/15/22(1)	1,345,000	1,368,537

11

	Principal Amount/Shares	Value
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	$745,000	$703,094
Ziggo Bond Finance BV, 6.00%, 1/15/27(1)	150,000	137,063
Ziggo BV, 5.50%, 1/15/27(1)	1,525,000	1,434,644
		53,925,225
Equity Real Estate Investment Trusts (REITs) — 1.1%
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	175,000	178,719
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	175,000	179,375
Equinix, Inc., 5.375%, 4/1/23	2,085,000	2,150,031
Equinix, Inc., 5.75%, 1/1/25	300,000	309,375
FelCor Lodging LP, 6.00%, 6/1/25	1,280,000	1,337,600
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	765,000	786,994
Sabra Health Care LP / Sabra Capital Corp., 5.50%, 2/1/21	950,000	967,218
SBA Communications Corp., 4.00%, 10/1/22	400,000	394,500
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,990,000	1,830,800
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	410,000	393,600
		8,528,212
Financial Services — 0.5%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	3,380,000	3,720,704
Food and Staples Retailing — 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	1,375,000	1,328,594
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 5.75%, 3/15/25	200,000	180,000
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	375,000	385,312
Ingles Markets, Inc., 5.75%, 6/15/23	200,000	203,500
Rite Aid Corp., 7.70%, 2/15/27	200,000	156,000
US Foods, Inc., 5.875%, 6/15/24(1)	250,000	252,500
		2,505,906
Food Products — 1.4%
B&G Foods, Inc., 5.25%, 4/1/25	1,090,000	1,047,555
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	225,000	228,938
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	540,000	550,800
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	730,000	721,788
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,065,000	1,041,037
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	3,280,000	3,173,400
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	525,000	498,750
Post Holdings, Inc., 5.75%, 3/1/27(1)	3,275,000	3,229,969
Sigma Holdco BV, 7.875%, 5/15/26(1)	500,000	471,250
		10,963,487
Gas Utilities — 3.5%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21(1)	575,000	577,875
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,145,000	1,167,923
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	750,000	758,437

12

	Principal Amount/Shares	Value
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	$775,000	$799,219
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26(1)	250,000	255,938
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	630,000	691,425
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	815,000	857,787
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	500,000	503,125
Cheniere Energy Partners LP, 5.25%, 10/1/25	875,000	877,187
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	425,000	423,938
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	820,000	849,725
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	1,090,000	1,117,250
DCP Midstream Operating LP, 5.375%, 7/15/25	75,000	76,500
Energy Transfer Equity LP, 7.50%, 10/15/20	725,000	778,106
Energy Transfer Equity LP, 4.25%, 3/15/23	875,000	871,719
EnLink Midstream Partners LP, 4.40%, 4/1/24	75,000	72,891
EnLink Midstream Partners LP, 4.15%, 6/1/25	300,000	284,773
EnLink Midstream Partners LP, 4.85%, 7/15/26	500,000	485,359
EnLink Midstream Partners LP, 5.60%, 4/1/44	200,000	178,466
EnLink Midstream Partners LP, 5.05%, 4/1/45	300,000	249,433
EnLink Midstream Partners LP, 5.45%, 6/1/47	575,000	501,131
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	325,000	318,906
Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	325,000	310,375
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	125,000	128,438
MPLX LP, 4.875%, 12/1/24	640,000	665,528
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	800,000	810,000
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	50,000	49,938
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	550,000	564,437
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,115,000	2,183,737
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	175,000	200,375
SemGroup Corp., 7.25%, 3/15/26	525,000	526,312
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	475,000	473,813
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	375,000	365,625
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,350,000	1,355,818
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	425,000	411,188
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	650,000	650,211
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	300,000	303,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,215,000	1,192,219
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,205,000	1,217,050
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	225,000	233,156

13

	Principal Amount/Shares	Value
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	$450,000	$426,375
Williams Cos., Inc. (The), 4.55%, 6/24/24	2,920,000	2,969,386
		27,734,469
Health Care Equipment and Supplies — 0.4%
Avantor, Inc., 6.00%, 10/1/24(1)	425,000	432,438
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	615,000	631,144
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	630,000	584,325
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	355,000	315,950
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	800,000	785,600
Universal Hospital Services, Inc., 7.625%, 8/15/20	775,000	778,797
		3,528,254
Health Care Providers and Services — 4.9%
Centene Corp., 5.625%, 2/15/21	1,445,000	1,475,706
Centene Corp., 6.125%, 2/15/24	970,000	1,023,350
Centene Corp., 5.375%, 6/1/26(1)	1,100,000	1,130,250
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	815,000	460,720
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	425,000	441,469
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	422,000	354,480
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/22/19(1)(2)	1,110,000	1,004,084
DaVita, Inc., 5.75%, 8/15/22	1,625,000	1,660,912
DaVita, Inc., 5.125%, 7/15/24	1,375,000	1,333,750
Encompass Health Corp., 5.75%, 11/1/24	340,000	345,919
Enterprise Merger Sub, Inc., 8.75%, 10/15/26(1)(3)	2,850,000	2,850,000
Envision Healthcare Corp., 5.625%, 7/15/22	1,720,000	1,769,364
HCA, Inc., 6.50%, 2/15/20	2,500,000	2,601,875
HCA, Inc., 7.50%, 2/15/22	1,925,000	2,112,687
HCA, Inc., 5.875%, 3/15/22	610,000	648,125
HCA, Inc., 4.75%, 5/1/23	2,320,000	2,369,300
HCA, Inc., 5.00%, 3/15/24	275,000	282,563
HCA, Inc., 5.375%, 2/1/25	255,000	260,738
HCA, Inc., 7.69%, 6/15/25	1,730,000	1,941,925
HCA, Inc., 5.875%, 2/15/26	475,000	495,781
HCA, Inc., 5.375%, 9/1/26	1,375,000	1,394,937
HCA, Inc., 5.625%, 9/1/28	1,625,000	1,637,187
HCA, Inc., 5.50%, 6/15/47	175,000	177,844
LifePoint Health, Inc., 5.50%, 12/1/21	870,000	886,313
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	700,000	729,400
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(9)	1,175,000	1,218,463
Select Medical Corp., 6.375%, 6/1/21	1,600,000	1,629,824
Tenet Healthcare Corp., 5.50%, 3/1/19	303,000	306,030
Tenet Healthcare Corp., 6.00%, 10/1/20	2,465,000	2,548,194
Tenet Healthcare Corp., 8.125%, 4/1/22	1,540,000	1,628,627
Tenet Healthcare Corp., 6.75%, 6/15/23	980,000	980,000
Tenet Healthcare Corp., 4.625%, 7/15/24	881,000	858,535
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	550,000	561,000
		39,119,352
Hotels, Restaurants and Leisure — 6.4%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	4,450,000	4,272,044

14

	Principal Amount/Shares	Value
Aramark Services, Inc., 5.125%, 1/15/24	$1,105,000	$1,119,641
Aramark Services, Inc., 5.00%, 4/1/25(1)	250,000	251,563
Aramark Services, Inc., 5.00%, 2/1/28(1)	900,000	884,250
Boyd Gaming Corp., 6.875%, 5/15/23	610,000	643,093
Boyd Gaming Corp., 6.375%, 4/1/26	1,275,000	1,315,800
Boyd Gaming Corp., 6.00%, 8/15/26	1,525,000	1,544,062
Boyne USA, Inc., 7.25%, 5/1/25(1)	350,000	371,875
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	75,000	78,304
Churchill Downs, Inc., 4.75%, 1/15/28(1)	750,000	705,000
Delta Merger Sub, Inc., 6.00%, 9/15/26(1)	525,000	532,875
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	875,000	899,062
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,315,000	2,442,325
Eldorado Resorts, Inc., 6.00%, 4/1/25	625,000	635,156
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	675,000	653,062
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,150,000	1,213,250
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,175,000	2,211,714
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,575,000	1,654,978
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26(1)	1,375,000	1,373,281
International Game Technology plc, 6.25%, 1/15/27(1)	600,000	609,000
IRB Holding Corp., 6.75%, 2/15/26(1)	975,000	957,937
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	1,190,000	1,234,625
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	500,000	531,955
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	200,000	198,876
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	3,125,000	3,269,531
Marriott Ownership Resorts, Inc., 6.50%, 9/15/26(1)	100,000	102,890
Merlin Entertainments plc, 5.75%, 6/15/26(1)	400,000	405,000
MGM Resorts International, 8.625%, 2/1/19	1,015,000	1,035,300
MGM Resorts International, 5.25%, 3/31/20	1,015,000	1,038,599
MGM Resorts International, 6.75%, 10/1/20	250,000	263,438
MGM Resorts International, 6.625%, 12/15/21	500,000	531,000
MGM Resorts International, 7.75%, 3/15/22	505,000	554,884
MGM Resorts International, 6.00%, 3/15/23	1,125,000	1,167,187
MGM Resorts International, 5.75%, 6/15/25	1,825,000	1,837,775
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,225,000	2,188,844
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	825,000	828,094
NCL Corp. Ltd., 4.75%, 12/15/21(1)	442,000	446,973
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	2,550,000	2,466,360
Scientific Games International, Inc., 6.25%, 9/1/20	1,410,000	1,410,000
Scientific Games International, Inc., 6.625%, 5/15/21	275,000	275,000
Scientific Games International, Inc., 10.00%, 12/1/22	1,715,000	1,823,594
Scientific Games International, Inc., 5.00%, 10/15/25(1)	150,000	142,875
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	475,000	519,104
Station Casinos LLC, 5.00%, 10/1/25(1)	325,000	312,098
Viking Cruises Ltd., 6.25%, 5/15/25(1)	600,000	603,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	225,000	220,118

15

	Principal Amount/Shares	Value
VOC Escrow Ltd., 5.00%, 2/15/28(1)	$175,000	$169,057
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	125,000	121,094
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	950,000	883,500
Wynn Macau Ltd., 4.875%, 10/1/24(1)	800,000	755,112
Wynn Macau Ltd., 5.50%, 10/1/27(1)	800,000	751,000
		50,455,155
Household Durables — 2.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	475,000	445,313
AV Homes, Inc., 6.625%, 5/15/22	450,000	465,278
Beazer Homes USA, Inc., 8.75%, 3/15/22	795,000	842,700
Beazer Homes USA, Inc., 7.25%, 2/1/23	38,000	37,620
Beazer Homes USA, Inc., 6.75%, 3/15/25	300,000	278,940
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	1,000,000	985,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,235,000	1,239,631
Century Communities, Inc., 6.875%, 5/15/22	835,000	857,962
KB Home, 4.75%, 5/15/19	360,000	363,150
KB Home, 8.00%, 3/15/20	360,000	381,636
KB Home, 7.00%, 12/15/21	565,000	597,487
Lennar Corp., 4.50%, 4/30/24	1,805,000	1,771,968
Lennar Corp., 5.00%, 6/15/27	625,000	611,719
Mattamy Group Corp., 6.50%, 10/1/25(1)	450,000	438,750
Meritage Homes Corp., 7.00%, 4/1/22	540,000	582,525
Meritage Homes Corp., 6.00%, 6/1/25	550,000	559,625
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	920,000	911,950
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	50,000	49,063
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	2,625,000	2,598,750
Toll Brothers Finance Corp., 6.75%, 11/1/19	490,000	507,763
Toll Brothers Finance Corp., 5.875%, 2/15/22	225,000	236,531
TRI Pointe Group, Inc., 5.25%, 6/1/27	625,000	558,594
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,490,000	2,480,662
William Lyon Homes, Inc., 6.00%, 9/1/23	525,000	509,250
William Lyon Homes, Inc., 5.875%, 1/31/25	1,480,000	1,381,950
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	700,000	722,750
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	525,000	522,375
		20,938,942
Household Products — 0.3%
Central Garden & Pet Co., 5.125%, 2/1/28	200,000	190,500
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)	600,000	621,750
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	350,000	349,125
Prestige Brands, Inc., 6.375%, 3/1/24(1)	375,000	381,094
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	325,000	312,812
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	857,675
		2,712,956

16

	Principal Amount/Shares	Value
Industrial — 0.3%
BWX Technologies, Inc., 5.375%, 7/15/26(1)	$375,000	$377,344
FXI Holdings, Inc., 7.875%, 11/1/24(1)	300,000	286,875
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	375,000	346,875
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	475,000	478,562
TopBuild Corp., 5.625%, 5/1/26(1)	675,000	661,500
		2,151,156
Industrial Conglomerates — 1.4%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	375,000	383,906
Avantor, Inc., 9.00%, 10/1/25(1)	1,725,000	1,783,219
DAE Funding LLC, 4.00%, 8/1/20(1)	725,000	718,656
DAE Funding LLC, 4.50%, 8/1/22(1)	1,275,000	1,246,312
DAE Funding LLC, 5.00%, 8/1/24(1)	1,500,000	1,471,875
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	375,000	386,250
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	125,000	130,405
H&E Equipment Services, Inc., 5.625%, 9/1/25	1,250,000	1,250,000
HD Supply, Inc., VRN, 5.75%, 4/15/19(1)(2)	350,000	368,813
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	400,000	408,000
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	550,000	537,559
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	725,000	694,188
TTM Technologies, Inc., 5.625%, 10/1/25(1)	475,000	477,375
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	875,250
		10,731,808
Insurance — 1.2%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,150,000	1,074,882
Aircastle Ltd., 4.625%, 12/15/18	300,000	300,905
Aircastle Ltd., 6.25%, 12/1/19	350,000	361,083
Aircastle Ltd., 5.125%, 3/15/21	150,000	154,046
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	1,600,000	1,588,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	700,000	694,750
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	925,000	921,485
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	206,500
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	834,350
Genworth Holdings, Inc., VRN, 4.32%, 11/15/18, resets quarterly off the 3-month LIBOR plus 2.00%	450,000	285,750
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	825,000	866,085
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	800,000	840,000
Prudential Financial, Inc., VRN, 5.70%, 9/15/28(2)	225,000	224,231
Radian Group, Inc., 7.00%, 3/15/21	470,000	504,663
Radian Group, Inc., 4.50%, 10/1/24	625,000	617,187
		9,473,917
IT Services — 1.3%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	500,000	508,500
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	615,000	628,530
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	755,000	785,200
First Data Corp., 7.00%, 12/1/23(1)	3,845,000	4,013,219

17

	Principal Amount/Shares	Value
First Data Corp., 5.00%, 1/15/24(1)	$250,000	$252,375
First Data Corp., 5.75%, 1/15/24(1)	1,350,000	1,372,275
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,675,000	1,614,281
Match Group, Inc., 6.375%, 6/1/24	700,000	741,034
		9,915,414
Leisure Products — 0.2%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	1,025,000	976,312
Mattel, Inc., 6.75%, 12/31/25(1)	500,000	491,250
		1,467,562
Machinery — 1.1%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	1,590,000	1,672,481
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	350,000	358,750
Cloud Crane LLC, 10.125%, 8/1/24(1)	575,000	631,063
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	725,000	755,812
Navistar International Corp., 6.625%, 11/1/25(1)	1,350,000	1,410,750
SPX FLOW, Inc., 5.625%, 8/15/24(1)	150,000	151,484
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)(3)	300,000	305,625
Vertiv Group Corp., 9.25%, 10/15/24(1)	375,000	391,875
Vertiv Intermediate Holding Corp., 12.00% Cash or 13.00% PIK, 2/15/22(1)(9)	2,650,000	2,719,562
		8,397,402
Marine — 0.3%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	2,485,000	2,491,212
Media — 1.8%
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	1,775,000	1,794,969
Digicel Ltd., 6.00%, 4/15/21(1)	1,300,000	1,210,625
Embarq Corp., 8.00%, 6/1/36	1,550,000	1,553,875
GTH Finance BV, 7.25%, 4/26/23(1)	2,020,000	2,108,173
Lamar Media Corp., 5.00%, 5/1/23	1,010,000	1,030,200
Level 3 Parent LLC, 5.75%, 12/1/22	800,000	811,160
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	275,000	289,176
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	500,000	481,345
Quebecor Media, Inc., 5.75%, 1/15/23	250,000	258,437
Qwest Corp., 6.75%, 12/1/21	450,000	481,348
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/23(1)	250,000	241,875
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	250,000	234,375
Sinclair Television Group, Inc., 5.375%, 4/1/21	720,000	721,800
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	400,000	391,540
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(1)	800,000	756,046
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,075,000	998,406
Univision Communications, Inc., 6.75%, 9/15/22(1)	315,000	322,875
UPC Holding BV, 5.50%, 1/15/28(1)	600,000	570,810
		14,257,035

18

	Principal Amount/Shares	Value
Metals and Mining — 5.3%
AK Steel Corp., 7.625%, 10/1/21	$975,000	$998,156
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,126,250
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	618,000
Aleris International, Inc., 10.75%, 7/15/23(1)	700,000	743,750
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,855,000	1,894,419
ArcelorMittal, 5.50%, 3/1/21	1,100,000	1,142,047
ArcelorMittal, 6.125%, 6/1/25	1,390,000	1,512,282
Arconic, Inc., 5.125%, 10/1/24	1,500,000	1,514,797
Arconic, Inc., 5.95%, 2/1/37	1,225,000	1,222,703
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	625,000	629,688
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	625,000	664,063
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	1,590,000	1,552,237
Coeur Mining, Inc., 5.875%, 6/1/24	150,000	143,438
Constellium NV, 6.625%, 3/1/25(1)	2,415,000	2,451,225
Constellium NV, 5.875%, 2/15/26(1)	250,000	245,313
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	50,000	49,531
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	1,720,000	1,642,600
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	3,000,000	2,756,250
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	1,000,000	911,250
Freeport-McMoRan, Inc., 4.00%, 11/14/21	400,000	398,500
Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,675,000	2,608,125
Freeport-McMoRan, Inc., 3.875%, 3/15/23	275,000	266,728
Freeport-McMoRan, Inc., 5.40%, 11/14/34	2,570,000	2,428,650
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,175,000	1,072,187
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	200,000	207,500
Kinross Gold Corp., 5.125%, 9/1/21	360,000	371,700
Kinross Gold Corp., 4.50%, 7/15/27	525,000	470,558
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	350,000	358,313
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	400,000	410,000
Novelis Corp., 6.25%, 8/15/24(1)	685,000	700,413
Novelis Corp., 5.875%, 9/30/26(1)	2,025,000	1,981,969
Park-Ohio Industries, Inc., 6.625%, 4/15/27	125,000	128,750
Steel Dynamics, Inc., 5.25%, 4/15/23	1,030,000	1,049,106
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,200,000	1,222,500
Teck Resources Ltd., 4.75%, 1/15/22	1,510,000	1,541,408
Teck Resources Ltd., 8.50%, 6/1/24(1)	685,000	750,589
Teck Resources Ltd., 6.125%, 10/1/35	1,225,000	1,295,437
Teck Resources Ltd., 6.00%, 8/15/40	375,000	384,375
Teck Resources Ltd., 6.25%, 7/15/41	175,000	184,625
Teck Resources Ltd., 5.20%, 3/1/42	1,275,000	1,182,562
United States Steel Corp., 6.875%, 8/15/25	725,000	744,031
United States Steel Corp., 6.25%, 3/15/26	525,000	521,719
		42,097,744

19

	Principal Amount/Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
iStar, Inc., 5.00%, 7/1/19	$455,000	$456,046
iStar, Inc., 4.625%, 9/15/20	475,000	475,000
iStar, Inc., 5.25%, 9/15/22	125,000	123,438
Starwood Property Trust, Inc., 4.75%, 3/15/25	300,000	288,033
		1,342,517
Multi-Utilities — 2.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	1,029,325
Calpine Corp., 5.375%, 1/15/23	4,815,000	4,544,156
Calpine Corp., 5.875%, 1/15/24(1)	225,000	227,250
Calpine Corp., 5.50%, 2/1/24	360,000	322,650
Calpine Corp., 5.25%, 6/1/26(1)	800,000	744,000
Clearway Energy Operating LLC, 5.375%, 8/15/24	500,000	505,000
Clearway Energy Operating LLC, 5.75%, 10/15/25(1)(3)	650,000	657,312
Clearway Energy Operating LLC, 5.00%, 9/15/26	175,000	168,438
GenOn Energy, Inc., 9.50%, 10/15/18(4)(5)	425,000	283,688
NRG Energy, Inc., 6.25%, 7/15/22	852,000	881,138
NRG Energy, Inc., 6.25%, 5/1/24	1,610,000	1,682,450
NRG Energy, Inc., 7.25%, 5/15/26	320,000	349,814
NRG Energy, Inc., 5.75%, 1/15/28(1)	825,000	835,312
Talen Energy Supply LLC, 9.50%, 7/15/22(1)	100,000	100,000
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	1,025,000	931,469
Vistra Energy Corp., 7.375%, 11/1/22	2,385,000	2,483,811
Vistra Energy Corp., 7.625%, 11/1/24	74,000	80,013
		15,825,826
Multiline Retail — 0.2%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	600,000	405,000
JC Penney Corp., Inc., 6.375%, 10/15/36	625,000	253,125
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	375,000	248,203
Neiman Marcus Group Ltd. LLC, 8.75% Cash or 9.50% PIK, 10/15/21(1)(9)	550,000	365,406
		1,271,734
Oil, Gas and Consumable Fuels — 11.6%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	870,000	830,850
Antero Resources Corp., 5.125%, 12/1/22	1,695,000	1,720,425
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	1,008,000	1,141,560
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)(3)	850,000	846,387
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	1,200,000	1,237,500
California Resources Corp., 8.00%, 12/15/22(1)	1,855,000	1,773,844
Callon Petroleum Co., 6.125%, 10/1/24	975,000	996,937
Callon Petroleum Co., 6.375%, 7/1/26	800,000	818,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	432,000	432,540
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,340,000	1,375,175
Cenovus Energy, Inc., 6.75%, 11/15/39	1,300,000	1,468,691
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	525,000	523,688

20

	Principal Amount/Shares	Value
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	$675,000	$675,000
Chesapeake Energy Corp., 6.625%, 8/15/20	1,175,000	1,233,750
Chesapeake Energy Corp., 6.875%, 11/15/20	1,125,000	1,184,062
Chesapeake Energy Corp., 8.00%, 1/15/25	2,125,000	2,198,312
Citgo Holding, Inc., 10.75%, 2/15/20(1)	2,315,000	2,465,475
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	175,000	175,438
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	1,625,000	1,641,234
CNX Resources Corp., 5.875%, 4/15/22	1,565,000	1,570,947
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	725,000	822,875
Continental Resources, Inc., 4.90%, 6/1/44	100,000	98,938
Conuma Coal Resources Ltd., 10.00%, 5/1/23(1)	562,000	587,290
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	700,000	713,125
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,050,000	1,030,312
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,695,000	1,841,194
Denbury Resources, Inc., 6.375%, 8/15/21	1,614,000	1,581,720
Denbury Resources, Inc., 9.25%, 3/31/22(1)	650,000	704,438
Denbury Resources, Inc., 7.50%, 2/15/24(1)	75,000	77,344
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	375,000	376,406
Diamondback Energy, Inc., 5.375%, 5/31/25	350,000	359,188
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,375,000	2,369,062
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	681,000	457,973
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	3,675,000	3,050,250
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	180,000	138,600
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	275,000	272,938
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	550,000	489,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	648,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	745,000	653,738
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	480,000	403,200
Gulfport Energy Corp., 6.00%, 10/15/24	520,000	509,600
Gulfport Energy Corp., 6.375%, 5/15/25	845,000	834,437
Gulfport Energy Corp., 6.375%, 1/15/26	400,000	390,000
Halcon Resources Corp., 6.75%, 2/15/25	1,250,000	1,206,250
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	1,850,000	1,877,750
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	1,025,000	996,812
Jagged Peak Energy LLC, 5.875%, 5/1/26(1)	600,000	598,500
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22	1,025,000	604,750
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23(1)	475,000	490,438
Laredo Petroleum, Inc., 5.625%, 1/15/22	625,000	623,438
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	1,225,000	1,225,000
Matador Resources Co., 5.875%, 9/15/26(1)	200,000	203,000
MEG Energy Corp., 6.375%, 1/30/23(1)	750,000	686,250

21

	Principal Amount/Shares	Value
MEG Energy Corp., 7.00%, 3/31/24(1)	$1,465,000	$1,340,475
MEG Energy Corp., 6.50%, 1/15/25(1)	1,170,000	1,164,150
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,750,000	1,756,562
Murphy Oil Corp., 4.45%, 12/1/22	1,190,000	1,183,782
Murphy Oil Corp., 6.875%, 8/15/24	1,098,000	1,164,946
Murphy Oil Corp., 5.75%, 8/15/25	260,000	264,785
Murray Energy Corp., 11.25%, 4/15/21(1)	325,000	233,188
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)	3,508,000	2,367,900
Northern Oil and Gas, Inc., 8.50% Cash or 8.50% Cash plus 1.00% PIK, 5/15/23(1)(3)	625,000	660,938
Oasis Petroleum, Inc., 6.50%, 11/1/21	675,000	685,125
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	425,000	434,350
Parkland Fuel Corp., 6.00%, 4/1/26(1)	275,000	276,375
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	625,000	628,125
Peabody Energy Corp., 6.00%, 3/31/22(1)	2,625,000	2,677,500
QEP Resources, Inc., 5.625%, 3/1/26	225,000	216,000
Range Resources Corp., 5.75%, 6/1/21	720,000	744,300
Range Resources Corp., 5.00%, 8/15/22	810,000	805,950
Range Resources Corp., 5.00%, 3/15/23	1,075,000	1,061,562
Resolute Energy Corp., 8.50%, 5/1/20	875,000	877,187
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	450,000	459,000
Sanchez Energy Corp., 7.75%, 6/15/21	3,355,000	2,365,275
Sanchez Energy Corp., 6.125%, 1/15/23	1,275,000	739,500
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	1,375,000	1,342,344
SM Energy Co., 6.125%, 11/15/22	580,000	600,300
SM Energy Co., 5.625%, 6/1/25	1,050,000	1,051,312
SM Energy Co., 6.75%, 9/15/26	850,000	887,187
Southwestern Energy Co., 4.10%, 3/15/22	375,000	375,469
Southwestern Energy Co., 6.20%, 1/23/25	570,000	567,506
Southwestern Energy Co., 7.50%, 4/1/26	150,000	157,875
SRC Energy, Inc., 6.25%, 12/1/25	675,000	637,875
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,005,000	992,437
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,425,000	1,389,375
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23(1)	1,700,000	1,687,250
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)	150,000	145,275
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	195,250
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	850,000	833,000
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(3)	1,000,000	1,000,000
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	1,625,000	1,669,687
Whiting Petroleum Corp., 5.75%, 3/15/21	2,170,000	2,229,675
WildHorse Resource Development Corp., 6.875%, 2/1/25	1,250,000	1,296,875
WPX Energy, Inc., 6.00%, 1/15/22	843,000	877,774
WPX Energy, Inc., 8.25%, 8/1/23	460,000	524,400

22

	Principal Amount/Shares	Value
WPX Energy, Inc., 5.75%, 6/1/26	$375,000	$381,094
		92,181,066
Paper and Forest Products — 0.1%
Mercer International, Inc., 6.50%, 2/1/24	550,000	567,154
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	550,000	562,375
		1,129,529
Personal Products†
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	225,000	210,938
Pharmaceuticals — 3.0%
Bausch Health Cos., Inc., 7.50%, 7/15/21(1)	2,423,000	2,474,489
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	100,000	100,000
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	400,000	386,300
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	1,275,000	1,242,487
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,935,000	3,752,219
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	125,000	125,250
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	4,975,000	5,373,199
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	800,000	842,000
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	425,000	432,438
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(9)	1,675,000	1,700,125
Elanco Animal Health, Inc., 3.91%, 8/27/21(1)	75,000	75,119
Elanco Animal Health, Inc., 4.27%, 8/28/23(1)	275,000	276,050
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	2,700,000	2,409,750
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	1,190,000	1,031,730
Endo Finance LLC, 5.75%, 1/15/22(1)	525,000	492,844
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	1,350,000	1,323,000
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	895,000	792,075
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	825,000	785,812
		23,614,887
Professional Services — 0.1%
Michael Baker International LLC, 8.75%, 3/1/23(1)	1,000,000	1,007,500
Real Estate Management and Development — 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	375,000	379,594
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	550,000	537,625
Hunt Cos., Inc., 6.25%, 2/15/26(1)	825,000	771,375
Kennedy-Wilson, Inc., 5.875%, 4/1/24	250,000	247,500
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,030,000	1,035,150
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	1,725,000	1,623,656
		4,594,900
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 6.75%, 3/1/19	275,000	282,563
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,215,000	1,371,480
Advanced Micro Devices, Inc., 7.00%, 7/1/24	1,070,000	1,134,200
Amkor Technology, Inc., 6.375%, 10/1/22	720,000	735,386
Entegris, Inc., 4.625%, 2/10/26(1)	650,000	621,497
Micron Technology, Inc., 5.50%, 2/1/25	350,000	363,692
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	800,000	804,600

23

	Principal Amount/Shares	Value
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	$1,645,000	$1,632,662
Qorvo, Inc., 7.00%, 12/1/25	4,000	4,345
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	425,000	449,438
		7,399,863
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	350,000	357,000
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	680,000	695,878
CDK Global, Inc., 5.875%, 6/15/26	625,000	647,113
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	962,000	958,392
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	175,000	185,172
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% Cash or 7.875 PIK, 5/1/21(1)(9)	150,000	152,363
Infor US, Inc., 6.50%, 5/15/22	3,670,000	3,738,078
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	960,000	937,200
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	1,104,000
		8,775,196
Specialty Retail — 1.8%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,423,000	1,408,770
Asbury Automotive Group, Inc., 6.00%, 12/15/24	2,275,000	2,309,125
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	1,195,000	1,244,294
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	800,000	740,000
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	774,000
Carvana Co., 8.875%, 10/1/23(1)	650,000	654,875
Herc Rentals, Inc., 7.50%, 6/1/22(1)	708,000	752,250
Herc Rentals, Inc., 7.75%, 6/1/24(1)	722,000	780,525
Lithia Motors, Inc., 5.25%, 8/1/25(1)	325,000	312,000
Party City Holdings, Inc., 6.625%, 8/1/26(1)	300,000	304,500
Penske Automotive Group, Inc., 3.75%, 8/15/20	425,000	423,938
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	2,075,000	2,152,812
Sonic Automotive, Inc., 5.00%, 5/15/23	765,000	724,838
United Rentals North America, Inc., 5.875%, 9/15/26	125,000	128,750
United Rentals North America, Inc., 5.50%, 5/15/27	1,420,000	1,407,575
		14,118,252
Technology Hardware, Storage and Peripherals — 1.5%
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	253,125
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	3,985,000	4,114,514
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	332,000	356,662
Dell, Inc., 5.875%, 6/15/19	1,200,000	1,227,300
EMC Corp., 2.65%, 6/1/20	595,000	584,389
Everi Payments, Inc., 7.50%, 12/15/25(1)	900,000	911,250
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	875,000	901,250
MSCI, Inc., 5.375%, 5/15/27(1)	125,000	127,813
NCR Corp., 5.00%, 7/15/22	895,000	892,203
Western Digital Corp., 4.75%, 2/15/26	2,625,000	2,543,494
		11,912,000

24

	Principal Amount/Shares	Value
Textiles, Apparel and Luxury Goods†
L Brands, Inc., 5.25%, 2/1/28	$250,000	$215,388
Trading Companies and Distributors — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	650,000	647,042
United Rentals North America, Inc., 4.875%, 1/15/28	350,000	329,000
		976,042
Transportation and Logistics — 0.4%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	1,120,000	1,083,040
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	824,000
Algeco Global Finance plc, 8.00%, 2/15/23(1)	600,000	618,000
Wabash National Corp., 5.50%, 10/1/25(1)	750,000	718,125
		3,243,165
Utilities†
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	250,000	253,438
Wireless Telecommunication Services — 1.1%
Digicel Group Ltd., 8.25%, 9/30/20(1)	3,714,000	2,845,852
Sprint Communications, Inc., 9.25%, 4/15/22	675,000	772,875
Sprint Corp., 7.875%, 9/15/23	2,660,000	2,872,428
T-Mobile USA, Inc., 6.00%, 3/1/23	825,000	852,431
T-Mobile USA, Inc., 4.50%, 2/1/26	550,000	524,975
T-Mobile USA, Inc., 4.75%, 2/1/28	600,000	565,500
		8,434,061
TOTAL CORPORATE BONDS (Cost $750,899,018)		739,784,482
BANK LOAN OBLIGATIONS(6) — 2.8%
Basic Materials†
Big River Steel LLC, Term Loan B, 7.39%, 8/23/23, resets quarterly off the 3-month LIBOR plus 5.00%	247,128	251,298
Chemicals — 0.1%
Consolidated Energy Finance SA, Term Loan B, 4.63%, 5/7/25, resets monthly off the 1-month LIBOR plus 2.50%	822,938	821,909
Venator Materials Corporation, Term Loan B, 5.24%, 8/8/24, resets monthly off the 1-month LIBOR plus 3.00%	297,000	298,299
		1,120,208
Construction Materials†
Pisces Midco, Inc., 2018 Term Loan, 6.09%, 4/12/25, resets quarterly off the 3-month LIBOR plus 3.75%	224,438	227,250
Consumer Finance — 0.1%
Financial & Risk Holdings, Inc., 2018 USD Term Loan, 9/17/25(7)	750,000	749,220
Consumer, Cyclical — 0.4%
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 4.74%, 2/1/24, resets monthly off the 1-month LIBOR plus 2.50%	43,943	43,655
LTF Merger Sub, Inc., 2017 Term Loan B, 5.06%, 6/10/22, resets quarterly off the 3-month LIBOR plus 2.75%	3,154,298	3,172,230
Tacala, LLC, 1st Lien Term Loan, 5.49%, 1/31/25, resets monthly off the 1-month LIBOR plus 3.25%	248,750	250,305
		3,466,190
Consumer, Non-cyclical — 0.1%
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.57%, 9/2/24, resets quarterly off the 3-month LIBOR plus 3.25%	346,500	347,040

25

	Principal Amount/Shares	Value
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.99%, 8/25/24, resets monthly off the 1-month LIBOR plus 3.75%	$470,811	$476,108
USS Ultimate Holdings, Inc., 2nd Lien Term Loan, 9.99%, 8/25/25, resets monthly off the 1-month LIBOR plus 7.75%	425,000	427,125
		1,250,273
Diversified Financial Services — 0.2%
Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 5.59%, 7/21/25, resets quarterly off the 3-month LIBOR plus 3.25%	850,000	808,168
Edelman Financial Center, LLC, 2018 2nd Lien Term Loan, 9.09%, 7/20/26, resets quarterly off the 3-month LIBOR plus 6.75%	225,000	230,344
Hub International Limited, 2018 Term Loan B, 5.34%, 4/25/25, resets quarterly off the 3-month LIBOR plus 3.00%	274,313	275,201
UFC Holdings, LLC, 2nd Lien Term Loan, 9.74%, 8/18/24, resets monthly off the 1-month LIBOR plus 7.50%	275,000	278,696
		1,592,409
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 5.84%, 10/31/24, resets quarterly off the 3-month LIBOR plus 3.50%	825,000	831,245
Energy Equipment and Services — 0.1%
McDermott Technology Americas, Inc, 2018 1st Lien Term Loan, 7.24%, 5/10/25, resets monthly off the 1-month LIBOR plus 5.00%	746,250	757,287
Financial Services — 0.1%
Asurion LLC, 2017 2nd Lien Term Loan, 8.74%, 8/4/25, resets monthly off the 1-month LIBOR plus 6.50%	200,000	205,938
Asurion LLC, 2018 Term Loan B6, 5.24%, 11/3/23, resets monthly off the 1-month LIBOR plus 3.00%	527,225	531,757
		737,695
Food Products — 0.1%
HLF Financing S.a r.l., 2018 Term Loan B, 5.49%, 8/9/25, resets monthly off the 1-month LIBOR plus 3.25%	300,000	303,062
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.14%, 5/23/25, resets quarterly off the 3-month LIBOR plus 3.75%	95,962	96,442
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.14%, 5/23/25, resets quarterly off the 3-month LIBOR plus 3.75%	303,038	304,553
		704,057
Health Care Providers and Services — 0.2%
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.14%, 6/7/23, resets quarterly off the 3-month LIBOR plus 2.75%	264,640	265,498
Wink Holdco, Inc., 1st Lien Term Loan B, 5.24%, 12/2/24, resets monthly off the 1-month LIBOR plus 3.00%	397,000	396,256
Wink Holdco, Inc., 2nd Lien Term Loan B, 9.00%, 11/3/25, resets monthly off the 1-month LIBOR plus 6.75%	625,000	625,784
		1,287,538
Hotels, Restaurants and Leisure — 0.3%
Aramark Services, Inc., 2018 Term Loan B3, 4.08%, 3/11/25, resets quarterly off the 3-month LIBOR plus 1.75%	256,482	257,604
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.39%, 12/1/23, resets quarterly off the 3-month LIBOR plus 3.00%	723,188	728,048
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.90%, 10/4/23, resets monthly off the 1-month LIBOR plus 2.75%	135,827	136,506
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.99%, 10/4/23, resets monthly off the 1-month LIBOR plus 2.75%	181,164	182,893

26

	Principal Amount/Shares	Value
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 4.49%, 8/29/25, resets monthly off the 1-month LIBOR plus 2.25%	$575,000	$580,750
Scientific Games International, Inc., 2018 Term Loan B5, 5.04%, 8/14/24, resets bi-monthly off the 2-month LIBOR plus 2.75%	199,987	199,909
Scientific Games International, Inc., 2018 Term Loan B5, 4.99%, 8/14/24, resets monthly off the 1-month LIBOR plus 2.75%	47,706	47,687
		2,133,397
Industrial — 0.2%
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 5.64%, 7/19/24, resets quarterly off the 3-month LIBOR plus 3.25%	173,688	171,879
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 9.64%, 7/18/25, resets quarterly off the 3-month LIBOR plus 7.25%	172,021	171,806
MW Industries, Inc., 2nd Lien Term Loan, 10.39%, 9/28/25, resets quarterly off the 3-month LIBOR plus 8.00%	450,000	456,190
Neenah Foundry Company, 2017 Term Loan, 8.79%, 12/13/22, resets bi-monthly off the 2-month LIBOR plus 6.50%	237,500	236,312
Neenah Foundry Company, 2017 Term Loan, 8.70%, 12/13/22, resets bi-monthly off the 2-month LIBOR plus 6.50%	243,750	242,531
		1,278,718
Insurance — 0.1%
Genworth Holdings, Inc., Term Loan, 6.65%, 3/7/23, resets monthly off the 1-month LIBOR plus 4.50%	399,000	408,977
Machinery — 0.2%
Altra Industrial Motion Corp., 2018 Term Loan B, 9/5/25(7)	350,000	351,367
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.64%, 11/6/24, resets monthly off the 1-month LIBOR plus 3.50%	994,439	1,001,688
		1,353,055
Media — 0.1%
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.49%, 3/24/25, resets monthly off the 1-month LIBOR plus 2.25%	447,750	449,055
Meredith Corporation, Term Loan B, 5.24%, 1/31/25, resets monthly off the 1-month LIBOR plus 3.00%	465,354	468,716
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.46%, 3/1/25, resets quarterly off the 3-month LIBOR plus 3.25%	20,701	20,595
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.64%, 3/1/25, resets quarterly off the 3-month LIBOR plus 3.25%	20,174	20,071
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.59%, 3/1/25, resets quarterly off the 3-month LIBOR plus 3.25%	33,749	33,575
		992,012
Oil, Gas and Consumable Fuels — 0.3%
California Resources Corporation, 2017 1st Lien Term Loan, 6.96%, 12/31/22, resets monthly off the 1-month LIBOR plus 4.75%	2,025,000	2,064,650
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 6.00%, 5/25/25, resets monthly off the 1-month LIBOR plus 3.75%	249,375	247,816
		2,312,466
Technology Hardware, Storage and Peripherals†
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	185,997	186,578
Trading Companies and Distributors — 0.1%
Foundation Building Materials, LLC, 2018 Term Loan B, 5.40%, 8/13/25, resets monthly off the 1-month LIBOR plus 3.25%	600,000	603,750
TOTAL BANK LOAN OBLIGATIONS (Cost $22,003,864)		22,243,623

27

	Principal Amount/Shares	Value
PREFERRED STOCKS — 2.3%
Automobiles†
General Motors Financial Co., Inc., 5.75%	225,000	$213,750
Banks — 1.2%
Bank of America Corp., 5.875%	200,000	198,500
Bank of America Corp., 6.25%	3,775,000	3,987,343
Bank of Nova Scotia (The), 4.65%	325,000	305,094
Citigroup, Inc., 5.90%	700,000	717,500
Citigroup, Inc., 6.25%	2,175,000	2,272,875
Lloyds Banking Group plc, 6.66%(1)	1,985,000	2,028,432
		9,509,744
Capital Markets — 0.1%
Charles Schwab Corp. (The), 5.00%	825,000	798,188
Diversified Financial Services — 0.6%
Goldman Sachs Group, Inc. (The), 5.375%	750,000	765,938
JPMorgan Chase & Co., 5.81%	1,375,000	1,382,562
JPMorgan Chase & Co., 6.10%	2,600,000	2,694,250
JPMorgan Chase & Co., 6.125%	275,000	286,723
		5,129,473
Gas Utilities — 0.4%
Energy Transfer Partners LP, 6.25%	1,050,000	1,012,594
Energy Transfer Partners LP, 6.625%	350,000	335,781
Plains All American Pipeline LP, 6.125%	425,000	414,906
Summit Midstream Partners LP, 9.50%	1,000,000	995,000
		2,758,281
TOTAL PREFERRED STOCKS (Cost $19,145,131)		18,409,436
COMMON STOCKS — 0.2%
Communications Equipment — 0.1%
Avaya Holdings Corp.(5)	32,144	711,668
Media†
Cumulus Media, Inc., Class A(5)	2,563	43,776
Oil, Gas and Consumable Fuels — 0.1%
Denbury Resources, Inc.(5)	73,011	452,668
TOTAL COMMON STOCKS (Cost $814,370)		1,208,112
ASSET-BACKED SECURITIES(8) — 0.1%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24 (Cost $634,924)	$595,807	626,343
CONVERTIBLE BONDS†
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26 (Cost $165,743)	175,000	173,293
TEMPORARY CASH INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $12,224,767)	12,224,767	12,224,767
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $805,887,817)		794,670,056
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,398,774)
TOTAL NET ASSETS — 100.0%		$792,271,282

28

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $400,819,174, which represented 50.6% of total net assets. Of these securities, 0.4% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Security is in default.

(5)	Non-income producing.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(8)	Final maturity date indicated, unless otherwise noted.

(9)	The security's rate was paid in cash at the last payment date.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $805,887,817)	$794,670,056
Receivable for investments sold	3,083,671
Interest receivable	13,630,167
811,383,894

Liabilities
Payable for investments purchased	11,480,323
Payable for capital shares redeemed	7,539,272
Accrued management fees	93,017
19,112,612

Net Assets	$792,271,282

Net Assets Consist of:
Capital paid in	$805,097,888
Undistributed net investment income	1,379
Accumulated net realized loss	(1,610,224)
Net unrealized depreciation	(11,217,761)
$792,271,282

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$146,967,278	14,928,955	$9.84
G Class	$645,304,004	65,542,531	$9.85

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$25,341,876

Expenses:
Management fees	2,584,671
Trustees' fees and expenses	28,911
2,613,582
Fees waived(1)	(2,023,931)
589,651

Net investment income (loss)	24,752,225

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	617,176
Change in net unrealized appreciation (depreciation) on investments	5,743,968

Net realized and unrealized gain (loss)	6,361,144

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,113,369

(1)	Amount consists of $54,265 and $1,969,666 for Investor Class and G Class, respectively.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND PERIOD ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018(1)
Operations
Net investment income (loss)	$24,752,225	$36,507,186
Net realized gain (loss)	617,176	(908,065)
Change in net unrealized appreciation (depreciation)	5,743,968	(16,961,729)
Net increase (decrease) in net assets resulting from operations	31,113,369	18,637,392

Distributions to Shareholders
From net investment income:
Investor Class	(4,010,204)	(6,221,322)
G Class	(20,740,642)	(29,729,845)
R6 Class	—	(555,902)
From net realized gains:
Investor Class	—	(225,772)
G Class	—	(1,095,608)
Decrease in net assets from distributions	(24,750,846)	(37,828,449)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(26,643,739)	831,743,555

Net increase (decrease) in net assets	(20,281,216)	812,552,498

Net Assets
Beginning of period	812,552,498	—
End of period	$792,271,282	$812,552,498

Undistributed net investment income	$1,379	—

(1)	May 19, 2017 (fund inception) through March 31, 2018.

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class and G Class. All classes of the fund commenced sale on May 19, 2017, the fund’s inception date. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocation, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended September 30, 2018, the investment advisor agreed to waive 0.075% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Trustees. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.85%	0.77%
G Class	0.60%	0.00%

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 were $164,004,109 and $174,758,245, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Period ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	—	—	15,252,145	$152,523,243
Issued in reinvestment of distributions	406,828	$3,989,315	646,713	6,447,094
Redeemed	(47,822)	(469,084)	(1,328,909)	(13,330,663)
	359,006	3,520,231	14,569,949	145,639,674
G Class
Sold	324,598	3,186,172	70,651,724	706,603,334
Issued in reinvestment of distributions	2,103,378	20,628,115	3,094,078	30,825,453
Redeemed	(5,498,958)	(53,978,257)	(5,132,289)	(50,991,510)
	(3,070,982)	(30,163,970)	68,613,513	686,437,277
R6 Class	N/A
Sold			6,405,960	64,050,278
Issued in reinvestment of distributions			32,824	327,591
Redeemed			(6,438,784)	(64,711,265)
			—	(333,396)
Net increase (decrease)	(2,711,976)	$(26,643,739)	83,183,462	$831,743,555

(1)	May 19, 2017 (fund inception) through March 31, 2018.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$739,784,482	—
Bank Loan Obligations	—	22,243,623	—
Preferred Stocks	—	18,409,436	—
Common Stocks	$1,208,112	—	—
Asset-Backed Securities	—	626,343	—
Convertible Bonds	—	173,293	—
Temporary Cash Investments	12,224,767	—	—
	$13,432,879	$781,237,177	—

7. Risk Factors

The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$806,948,055
Gross tax appreciation of investments	$7,855,825
Gross tax depreciation of investments	(20,133,824)
Net tax appreciation (depreciation) of investments	$(12,277,999)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31,2018, the fund had post-October capital loss deferrals of $(976,091), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.77	0.27	0.07	0.34	(0.27)	—	(0.27)	$9.84	3.55%	0.78%(4)	0.86%(4)	5.55%(4)	5.47%(4)	21%	$146,967
2018(5)	$10.00	0.43	(0.21)	0.22	(0.43)	(0.02)	(0.45)	$9.77	2.18%	0.81%(4)	0.85%(4)	5.04%(4)	5.00%(4)	64%	$142,308
G Class
2018(3)	$9.77	0.31	0.08	0.39	(0.31)	—	(0.31)	$9.85	4.06%	0.01%(4)	0.61%(4)	6.32%(4)	5.72%(4)	21%	$645,304
2018(5)	$10.00	0.50	(0.22)	0.28	(0.49)	(0.02)	(0.51)	$9.77	2.76%	0.12%(4)	0.61%(4)	5.73%(4)	5.24%(4)	64%	$670,244

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	May 19, 2017 (fund inception) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management Inc. (the “Subadvisor”) acts as subadvisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor, and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor and the Subadvisor.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor and the Subadvisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	compliance policies, procedures, and regulatory experience of the Advisor and Subadvisor;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

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regarding the renewal of the agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund had less than one year of performance history at the time of the

40

Board's review. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the subadvisory agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee.

Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer

41

group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement and the subadvisory agreement are fair and reasonable in light of the services provided and should be renewed.

42

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

43

Notes

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93336 1811

Semiannual Report

September 30, 2018

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
C Class (ARCXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Yield	Investor Class	A Class	C Class
7-Day Current Yield	1.71%	1.46%	0.96%
7-Day Effective Yield	1.73%	1.47%	0.97%

Portfolio at a Glance
Weighted Average Maturity	44 days
Weighted Average Life	96 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	50%
31-90 days	38%
91-180 days	12%
More than 180 days	—

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,007.90	$2.92	0.58%
A Class	$1,000	$1,006.70	$4.18	0.83%
C Class	$1,000	$1,004.20	$6.68	1.33%
Hypothetical
Investor Class	$1,000	$1,022.16	$2.94	0.58%
A Class	$1,000	$1,020.91	$4.20	0.83%
C Class	$1,000	$1,018.40	$6.73	1.33%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 52.8%
American Honda Finance Corp., 2.21%, 10/24/18	$7,030,000	$7,020,254
Apple, Inc., 2.12%, 10/31/18(2)	10,100,000	10,082,493
Bank of Montreal, VRN, 2.42%, 11/14/18, resets quarterly off the 3-month LIBOR plus 0.10%	20,000,000	20,000,000
Bank of Nova Scotia (The), VRN, 2.44%, 11/19/18, resets quarterly off the 3-month LIBOR plus 0.13%	25,000,000	25,000,000
Bennington Stark Capital Co. LLC, 2.35%, 12/14/18 (LOC: Societe Generale SA)(2)	57,000,000	56,730,517
Bennington Stark Capital Co. LLC, 2.37%, 12/20/18 (LOC: Societe Generale SA)(2)	4,000,000	3,979,378
CAFCO LLC, 2.34%, 12/18/18 (LOC: Citibank N.A.)(2)	12,020,000	11,960,100
Canadian Imperial Bank of Commerce, VRN, 2.49%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.16%(2)	25,000,000	25,000,000
Chariot Funding LLC, 2.35%, 10/3/18 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	24,996,805
Chariot Funding LLC, 2.29%, 11/26/18 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	24,912,500
Chariot Funding LLC, 2.46%, 2/4/19 (LOC: JPMorgan Chase Bank N.A.)(2)	10,000,000	9,916,000
Charta LLC, 2.31%, 12/6/18 (LOC: Citibank N.A.)(2)	25,000,000	24,896,417
Chevron Corp., 2.03%, 10/3/18(2)	15,000,000	14,998,333
Coca-Cola Co. (The), 2.07%, 11/5/18(2)	27,000,000	26,946,712
CRC Funding LLC, 2.30%, 12/12/18 (LOC: Citibank N.A.)(2)	10,000,000	9,954,800
CRC Funding LLC, 2.45%, 1/8/19 (LOC: Citibank N.A.)(2)	18,000,000	17,881,200
Crown Point Capital Co. LLC, Series A, 2.52%, 3/5/19 (LOC: Credit Suisse AG)(2)	25,000,000	25,000,000
Crown Point Capital Co. LLC, Series A, VRN, 2.36%, 10/18/18, resets monthly off the 1-month LIBOR plus 0.20% (LOC: Credit Suisse AG)(2)	35,000,000	35,000,000
Fairway Finance Co. LLC, VRN, 2.50%, 10/1/18, resets quarterly off the 3-month LIBOR plus 0.11% (LOC: Bank of Montreal)(2)	15,000,000	15,000,000
Fairway Finance Co. LLC, VRN, 2.40%, 10/8/18, resets monthly off the 1-month LIBOR plus 0.28% (LOC: Bank of Montreal)(2)	20,000,000	20,000,000
International Business Machines Corp., 2.30%, 12/20/18(2)	2,000,000	1,990,000
Liberty Street Funding LLC, 2.23%, 10/23/18 (LOC: Bank of Nova Scotia)(2)	2,350,000	2,346,841
Liberty Street Funding LLC, 2.49%, 1/28/19 (LOC: Bank of Nova Scotia)(2)	10,000,000	9,919,344
Liberty Street Funding LLC, 2.49%, 1/28/19 (LOC: Bank of Nova Scotia)(2)	31,000,000	30,749,968
LMA SA, 2.17%, 10/3/18 (LOC: Credit Agricole Corporate and Investment Bank)	5,000,000	4,999,406
LMA SA, 2.19%, 10/22/18 (LOC: Credit Agricole Corporate and Investment Bank)	6,240,000	6,232,138
LMA SA, 2.21%, 10/31/18 (LOC: Credit Agricole Corporate and Investment Bank)	3,000,000	2,994,575
LMA-Americas LLC, 2.34%, 10/18/18 (LOC: Credit Agricole Corporate and Investment Bank)	10,000,000	9,989,186
LMA-Americas LLC, 2.32%, 11/1/18 (LOC: Credit Agricole Corporate and Investment Bank)	24,000,000	23,953,087

6

	Principal Amount	Value
LMA-Americas LLC, 2.27%, 11/14/18 (LOC: Credit Agricole Corporate and Investment Bank)	$3,600,000	$3,590,188
LMA-Americas LLC, 2.52%, 12/10/18 (LOC: Credit Agricole Corporate and Investment Bank)	5,300,000	5,274,648
Nestle Capital Corp., 2.16%, 11/1/18 (LOC: Nestle SA)(2)	21,000,000	20,961,663
Old Line Funding LLC, VRN, 2.23%, 10/2/18, resets monthly off the 1-month LIBOR plus 0.12% (LOC: Royal Bank of Canada)(2)	25,000,000	25,000,000
Ridgefield Funding Co. LLC, 2.33%, 12/7/18 (LOC: BNP Paribas)(2)	20,000,000	19,915,133
Ridgefield Funding Co. LLC, Series A1, VRN, 2.30%,10/9/18, resets monthly off the 1-month LIBOR plus 0.16% (LOC: BNP Paribas)(2)	35,000,000	35,000,000
Thunder Bay Funding LLC, 2.17%, 10/16/18 (LOC: Royal Bank of Canada)(2)	5,000,000	4,995,542
Thunder Bay Funding LLC, VRN, 2.32%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.16% (LOC: Royal Bank of Canada)(2)	30,000,000	30,000,000
Toronto-Dominion Bank (The), VRN, 2.31%, 10/9/18, resets monthly off the 1-month LIBOR plus 0.18%(2)	20,000,000	20,000,000
Toyota Credit Canada, Inc., 2.46%, 2/1/19 (LOC: Toyota Motor Credit Corp.)	20,000,000	19,836,000
TOTAL COMMERCIAL PAPER		687,023,228
CORPORATE BONDS(3) — 13.4%
CHS Properties, Inc., VRDN, 2.20%, 10/4/18 (LOC: Wells Fargo Bank N.A.)	900,000	900,000
Cooperatieve Rabobank UA, 2.25%, 1/14/19	3,000,000	2,998,312
Cypress Bend Real Estate Development Co. LLC, VRDN, 2.25%, 10/4/18 (LOC: FHLB)	21,310,000	21,310,000
D & I Properties LLC, VRDN, 2.20%, 10/3/18 (LOC: Wells Fargo Bank N.A.)	3,350,000	3,350,000
East Grand Office Park LP, VRDN, 2.25%, 10/4/18 (LOC: FHLB)	3,960,000	3,960,000
Fiore Capital LLC, VRDN, 2.05%, 10/4/18 (LOC: Wells Fargo Bank N.A.)	13,530,000	13,530,000
First Baptist Church of Opelika, VRDN, 2.12%, 10/4/18 (LOC: FHLB)	2,350,000	2,350,000
General Secretariat of the Organization of American States, VRDN, 2.23%, 10/1/18 (LOC: Bank of America N.A.)	16,100,000	16,100,000
HHH Investment Co., VRDN, 2.10%, 10/3/18 (LOC: Bank of the West)	13,630,000	13,630,000
Labcon North America, VRDN, 2.22%, 10/3/18 (LOC: Bank of the West)	2,240,000	2,240,000
Lakeport Group LLC, VRDN, 2.22%, 10/3/18 (LOC: MUFG Union Bank N.A.)	3,160,000	3,160,000
Ness Family Partners LP, VRDN, 2.22%, 10/3/18 (LOC: Bank of the West)	5,890,000	5,890,000
Partisan Property, Inc., Series 2014, VRDN, 2.22%, 10/3/18 (LOC: Wells Fargo Bank N.A.)	6,665,000	6,665,000
Providence Health & Services, VRDN, 2.29%, 10/4/18 (LOC: U.S. Bank N.A.)	40,115,000	40,115,000
Relay Relay LLC, VRDN, 2.25%, 10/4/18 (LOC: FHLB)	7,180,000	7,180,000
Sidal Realty Co. LP, VRDN, 2.23%, 10/4/18 (LOC: Wells Fargo Bank N.A.)	6,110,000	6,110,000
World Wildlife Fund, VRDN, 2.20%, 10/4/18 (LOC: JPMorgan Chase Bank N.A.)	25,025,000	25,025,000
TOTAL CORPORATE BONDS		174,513,312
CERTIFICATES OF DEPOSIT — 12.5%
Bank of Nova Scotia (The), 2.56%, 3/12/19	35,000,000	35,000,000

7

	Principal Amount	Value
Canadian Imperial Bank of Commerce VRN, 2.57%, 10/7/18, resets quarterly off the 3-month LIBOR plus 0.23%	$35,000,000	$35,006,321
MUFG Union Bank N.A., 2.21%, 11/26/18	20,000,000	20,000,000
Toronto-Dominion Bank VRN, 2.57%, 12/19/18, resets quarterly off the 3-month LIBOR plus 0.23%	20,000,000	20,000,000
Toronto-Dominion Bank VRN, 2.43%, 12/6/18, resets quarterly off the 3-month LIBOR plus 0.16%	20,000,000	20,000,000
Wells Fargo Bank N.A. VRN, 2.54%, 10/26/18, resets monthly off the 1-month LIBOR plus 0.32%	18,000,000	18,000,000
Westpac Banking Corp. VRN, 2.31%, 10/5/18, resets monthly off the 1-month LIBOR plus 0.20%	15,000,000	15,000,000
TOTAL CERTIFICATES OF DEPOSIT		163,006,321
MUNICIPAL SECURITIES — 12.0%
Alameda Public Financing Authority Rev., (Alameda Point Improvement Project), VRDN, 2.22%, 10/3/18, resets weekly off the remarketing agent (LOC: MUFG Union Bank N.A.)	3,050,000	3,050,000
California Infrastructure & Economic Development Bank Rev., VRDN, 2.46%, 10/4/18, resets weekly off the remarketing agent (LOC: Bank of the West)	5,365,000	5,365,000
City of Philadelphia, 2.25%, 12/5/18 (LOC: Wells Fargo Bank N.A.)	18,000,000	18,000,000
Hesperia Public Financing Authority Rev., VRDN, 2.24%, 10/3/18, resets weekly off the remarketing agent (LOC: Bank of the West)	3,625,000	3,625,000
Idaho Housing & Finance Association Rev., (Traditions at Boise LLC), VRDN, 2.45%, 10/3/18, resets weekly off the remarketing agent (GA: FHLMC)	190,000	190,000
Illinois Housing Development Authority Rev., VRDN, 2.24%, 10/4/18, resets weekly off the remarketing agent (SBBPA: FHLB)	5,000,000	5,000,000
Long Island Power Authority, 2.20%, 11/1/18 (LOC: State Street Bank & Trust Co.)	24,225,000	24,224,981
Macon-Bibb County Industrial Authority Rev., (Bass Pro Outdoor World LLC), VRDN, 2.17%, 10/4/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)(2)	13,680,000	13,680,000
Massachusetts Education Financing Authority, 2.15%, 10/3/18 (LOC: Royal Bank of Canada)	2,500,000	2,500,000
Missouri Development Finance Board Rev., (St. Louis Center), VRDN, 2.08%, 10/4/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	2,230,000	2,230,000
Nassau Health Care Corp. Rev., VRDN, 2.19%, 10/3/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,905,000	2,905,000
North Dakota Housing Finance Agency Rev., VRDN, 2.17%, 10/4/18, resets weekly off the remarketing agent (SBBPA: Royal Bank of Canada)	4,655,000	4,655,000
Pasadena Public Financing Authority Rev., VRDN, 2.29%, 10/4/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	7,705,000	7,705,000
South Carolina State Public Service Authority, 2.09%, 10/1/18 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
South Dakota Housing Development Authority Rev., VRDN, 2.18%, 10/4/18, resets weekly off the remarketing agent (SBBPA: South Dakota Housing Development Authority)	25,000,000	25,000,000
State of California, 2.10%, 10/2/18 (LOC: Royal Bank of Canada)	2,775,000	2,775,000
State of Texas GO, VRDN, 2.05%, 10/4/18, resets weekly off the remarketing agent (SBBPA: U.S. Bank N.A.)	14,750,000	14,750,000
Town of Dover-Foxcroft, ME Rev., (Pleasant River Lumber Co.), VRDN, 2.00%, 10/3/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	145,000	145,000
Traer Creek Metropolitan District Rev., VRDN, 2.20%, 10/3/18, resets weekly off the remarketing agent (LOC: BNP Paribas)	7,736,000	7,736,000

8

	Principal Amount	Value
University of California Rev., VRDN, 2.10%, 10/4/18, resets weekly off the remarketing agent	$6,000,000	$6,000,000
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 2.46%, 10/3/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	120,000	120,000
Westchester County Healthcare Corp. Rev., (Senior Lien), VRDN, 2.18%, 10/3/18, resets weekly off the remarketing agent (LOC: TD Bank N.A.)	3,205,000	3,205,000
TOTAL MUNICIPAL SECURITIES		155,860,981
U.S. TREASURY SECURITIES (1) — 8.8%
U.S. Treasury Notes, 1.25%, 10/31/18	5,000,000	4,999,282
U.S. Treasury Notes, VRN, 2.26%, 10/1/18, resets daily off the 3-month USBMMY plus 0.07%	5,000,000	5,000,145
U.S. Treasury Notes, VRN, 2.19%, 10/1/18, resets daily off the 3-month USBMMY	5,000,000	4,998,927
U.S. Treasury Notes, VRN, 2.23%, 10/1/18, resets daily off the 3-month USBMMY plus 0.03%	15,000,000	15,001,825
U.S. Treasury Notes, VRN, 2.24%, 10/1/18, resets daily off the 3-month USBMMY plus 0.04%	30,000,000	29,999,564
U.S. Treasury Bills, 2.19%, 12/27/18	55,000,000	54,713,033
TOTAL U.S. TREASURY SECURITIES		114,712,776
TOTAL INVESTMENT SECURITIES — 99.5%		1,295,116,618
OTHER ASSETS AND LIABILITIES — 0.5%		6,024,579
TOTAL NET ASSETS — 100.0%		$1,301,141,197

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $571,813,746, which represented 43.9% of total net assets.

(3)	Instruments may be payable upon demand and accrue interest based upon a predetermined money market rate. Interest reset date is indicated. Rate shown is effective at period end.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,295,116,618
Cash	4,818,411
Receivable for investments sold	1,428,000
Receivable for capital shares sold	750,485
Interest receivable	2,188,105
1,304,301,619

Liabilities
Payable for capital shares redeemed	2,535,049
Accrued management fees	607,451
Distribution and service fees payable	12,209
Dividends payable	5,713
3,160,422

Net Assets	$1,301,141,197

Net Assets Consist of:
Capital paid in	$1,301,140,675
Undistributed net realized gain	522
$1,301,141,197

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,266,994,421	1,267,142,712	$1.00
A Class	$21,858,415	21,846,873	$1.00
C Class	$12,288,361	12,286,234	$1.00

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$13,891,909

Expenses:
Management fees	3,675,036
Distribution and service fees:
A Class	28,896
C Class	45,963
Trustees' fees and expenses	46,422
3,796,317

Net investment income (loss)	10,095,592

Net realized gain (loss) on investment transactions	2,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,098,133

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$10,095,592	$9,800,046
Net realized gain (loss)	2,541	(2,019)
Net increase (decrease) in net assets resulting from operations	10,098,133	9,798,027

Distributions to Shareholders
From net investment income:
Investor Class	(9,891,565)	(9,599,779)
A Class	(153,186)	(157,231)
C Class	(50,841)	(43,036)
Decrease in net assets from distributions	(10,095,592)	(9,800,046)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	27,529,833	(30,144,469)

Net increase (decrease) in net assets	27,532,374	(30,146,488)

Net Assets
Beginning of period	1,273,608,823	1,303,755,311
End of period	$1,301,141,197	$1,273,608,823

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended September 30, 2018 was 0.57%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $2,000,000 and there were no interfund purchases. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

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4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	287,953,918	$287,953,918	506,111,422	$506,111,422
Issued in reinvestment of distributions	9,763,125	9,763,125	9,514,069	9,514,069
Redeemed	(268,254,691)	(268,254,691)	(546,241,994)	(546,241,994)
	29,462,352	29,462,352	(30,616,503)	(30,616,503)
A Class
Sold	3,876,436	3,876,436	12,089,207	12,089,207
Issued in reinvestment of distributions	151,521	151,521	156,193	156,193
Redeemed	(6,181,490)	(6,181,490)	(13,882,729)	(13,882,729)
	(2,153,533)	(2,153,533)	(1,637,329)	(1,637,329)
C Class
Sold	2,172,252	2,172,252	5,326,886	5,326,886
Issued in reinvestment of distributions	50,614	50,614	42,758	42,758
Redeemed	(2,001,852)	(2,001,852)	(3,260,281)	(3,260,281)
	221,014	221,014	2,109,363	2,109,363
Net increase (decrease)	27,529,833	$27,529,833	(30,144,469)	$(30,144,469)

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(2,019), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2018(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.79%	0.58%(4)	0.58%(4)	1.58%(4)	1.58%(4)	$1,266,994
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.78%	0.58%	0.58%	0.77%	0.77%	$1,237,530
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.19%	0.58%	0.58%	0.17%	0.17%	$1,268,148
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.30%	0.58%	0.02%	(0.26)%	$1,563,574
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	0.58%	0.01%	(0.42)%	$1,813,054
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	0.58%	0.01%	(0.41)%	$2,014,191
A Class
2018(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.67%	0.83%(4)	0.83%(4)	1.33%(4)	1.33%(4)	$21,858
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.65%	0.70%	0.83%	0.65%	0.52%	$24,012
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.19%	0.58%	0.83%	0.17%	(0.08)%	$25,649
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%	0.83%	0.00%(5)	(0.51)%	$209,165
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	0.83%	0.01%	(0.67)%	$186,961
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	0.83%	0.01%	(0.66)%	$213,512

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2018(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.42%	1.33%(4)	1.33%(4)	0.83%(4)	0.83%(4)	$12,288
2018	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.40%	0.96%	1.33%	0.39%	0.02%	$12,067
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.19%	0.58%	1.33%	0.17%	(0.58)%	$9,958
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%	1.33%	0.00%(5)	(1.01)%	$9,526
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	1.33%	0.01%	(1.17)%	$7,146
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	1.33%	0.01%	(1.16)%	$6,825

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2018 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the second quartile of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They

21

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90818 1811

Semiannual Report

September 30, 2018

Short Duration Fund
Investor Class (ACSNX)
I Class (ASHHX)
A Class (ACSQX)
C Class (ACSKX)
R Class (ACSPX)
R5 Class (ACSUX)
R6 Class (ASDDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	1.4 years
Weighted Average Life to Maturity	2.6 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	40.8%
U.S. Treasury Securities	16.0%
Asset-Backed Securities	14.5%
Collateralized Mortgage Obligations	13.5%
Collateralized Loan Obligations	4.2%
Commercial Mortgage-Backed Securities	2.7%
Bank Loan Obligations	2.0%
Sovereign Governments and Agencies	1.3%
U.S. Government Agency Mortgage-Backed Securities	1.1%
Temporary Cash Investments	4.9%
Other Assets and Liabilities	(1.0)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.10	$3.02	0.60%
I Class	$1,000	$1,009.60	$2.52	0.50%
A Class	$1,000	$1,007.80	$4.28	0.85%
C Class	$1,000	$1,004.00	$8.04	1.60%
R Class	$1,000	$1,006.60	$5.53	1.10%
R5 Class	$1,000	$1,010.10	$2.02	0.40%
R6 Class	$1,000	$1,010.30	$1.76	0.35%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,022.56	$2.54	0.50%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R5 Class	$1,000	$1,023.06	$2.03	0.40%
R6 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 40.8%
Aerospace and Defense — 0.5%
United Technologies Corp., 1.50%, 11/1/19	$2,000,000	$1,969,506
Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	740,000	741,850
Schaeffler Finance BV, 4.75%, 5/15/23(1)	800,000	808,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	476,000	478,049
		2,027,899
Automobiles — 2.0%
Daimler Finance North America LLC, 2.30%, 1/6/20(1)	1,000,000	990,611
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	505,000
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,196,000	1,193,365
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	1,000,000	989,874
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	800,000	800,869
General Motors Co., 3.50%, 10/2/18	990,000	990,000
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	1,000,856
General Motors Financial Co., Inc., 3.20%, 7/6/21	1,500,000	1,482,898
		7,953,473
Banks — 5.4%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	400,000	396,400
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(2)	1,000,000	978,543
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	2,713,000	2,633,714
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,000,000	994,500
Barclays Bank plc, 5.14%, 10/14/20	850,000	871,381
Capital One N.A., 2.35%, 1/31/20	1,230,000	1,216,687
CIT Group, Inc., 5.375%, 5/15/20	740,000	762,274
Citibank N.A., 2.125%, 10/20/20	1,000,000	976,791
Fifth Third Bank, 2.30%, 3/15/19	1,000,000	998,396
HSBC Bank plc, 4.125%, 8/12/20(1)	2,015,000	2,046,947
Huntington National Bank (The), 2.20%, 4/1/19	1,000,000	997,786
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	1,979,859
QNB Finansbank AS, MTN, 6.25%, 4/30/19	650,000	650,124
Royal Bank of Canada, 2.15%, 10/26/20	1,460,000	1,431,152
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,397,418
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18	2,000,000	1,998,015
		21,329,987
Beverages — 1.2%
Constellation Brands, Inc., 2.00%, 11/7/19	1,800,000	1,783,969
Constellation Brands, Inc., 3.875%, 11/15/19	830,000	837,073
Molson Coors Brewing Co., 1.90%, 3/15/19	2,000,000	1,992,327
		4,613,369
Biotechnology — 1.1%
AbbVie, Inc., 2.50%, 5/14/20	1,000,000	989,051

6

	Principal Amount	Value
Amgen, Inc., 1.90%, 5/10/19	$2,000,000	$1,989,868
Celgene Corp., 2.25%, 5/15/19	1,000,000	996,657
Gilead Sciences, Inc., 1.85%, 9/20/19	440,000	436,440
		4,412,016
Chemicals — 1.0%
Ashland LLC, 4.75%, 8/15/22	960,000	972,528
Ecolab, Inc., 2.00%, 1/14/19	1,000,000	998,289
Sherwin-Williams Co. (The), 2.25%, 5/15/20	2,000,000	1,971,399
		3,942,216
Commercial Services and Supplies — 0.1%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	500,000	489,245
Communications Equipment — 0.3%
Cisco Systems, Inc., 1.60%, 2/28/19	1,000,000	996,517
Consumer Finance — 2.2%
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,500,000	1,462,272
CIT Group, Inc., 5.00%, 8/15/22	1,000,000	1,024,500
Discover Bank, 2.60%, 11/13/18	1,000,000	999,958
Discover Bank, 3.10%, 6/4/20	1,500,000	1,491,104
PNC Bank N.A., 1.80%, 11/5/18	1,000,000	999,413
PNC Bank N.A., 1.95%, 3/4/19	1,000,000	997,333
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,523,865
		8,498,445
Containers and Packaging — 0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	800,000	795,000
Ball Corp., 4.375%, 12/15/20	1,000,000	1,016,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	872,197	875,468
		2,686,718
Diversified Financial Services — 3.5%
Ally Financial, Inc., 3.50%, 1/27/19	1,050,000	1,051,312
Barclays plc, 2.75%, 11/8/19	1,000,000	995,384
Citigroup, Inc., 2.05%, 6/7/19	3,000,000	2,985,771
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	1,000,000	992,396
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	3,000,000	2,974,473
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	500,000	515,550
Morgan Stanley, MTN, 5.625%, 9/23/19	3,000,000	3,081,837
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	1,000,000	990,743
		13,587,466
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 2.30%, 3/11/19	500,000	499,284
AT&T, Inc., 5.875%, 10/1/19	1,000,000	1,028,632
AT&T, Inc., 2.45%, 6/30/20	1,750,000	1,726,895
Deutsche Telekom International Finance BV, 6.00%, 7/8/19	1,000,000	1,023,475
Orange SA, 2.75%, 2/6/19	1,000,000	1,000,363
		5,278,649

7

	Principal Amount	Value
Entertainment — 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	$1,000,000	$1,014,660
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,000,000	1,006,250
Discovery Communications LLC, 2.20%, 9/20/19	500,000	496,214
Discovery Communications LLC, 2.95%, 3/20/23	500,000	479,438
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	930,000	967,386
TEGNA, Inc., 5.125%, 7/15/20	500,000	504,375
Walt Disney Co. (The), 1.65%, 1/8/19	1,000,000	996,640
		5,464,963
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.40%, 2/15/19	2,000,000	2,003,662
Equinix, Inc., 5.375%, 4/1/23	950,000	979,630
VEREIT Operating Partnership LP, 3.00%, 2/6/19	500,000	499,980
VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	504,842
		3,988,114
Food and Staples Retailing — 0.6%
Kroger Co. (The), 2.00%, 1/15/19	1,000,000	997,847
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	1,370,000	1,350,844
		2,348,691
Food Products — 0.5%
Kraft Heinz Foods Co., 5.375%, 2/10/20	1,000,000	1,028,733
Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	998,466
		2,027,199
Gas Utilities — 2.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	765,015
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	400,000	410,172
Energy Transfer Equity LP, 7.50%, 10/15/20	900,000	965,925
Energy Transfer Partners LP, 4.15%, 10/1/20	1,179,000	1,194,809
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	1,000,000	999,228
Magellan Midstream Partners LP, 6.55%, 7/15/19	800,000	822,391
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,310,000	1,363,191
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	750,000	750,938
Williams Cos., Inc. (The), 4.125%, 11/15/20	1,000,000	1,012,212
Williams Cos., Inc. (The), 7.875%, 9/1/21	1,000,000	1,111,958
		9,395,839
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories, 2.00%, 3/15/20	1,000,000	987,540
Becton Dickinson and Co., 2.13%, 6/6/19	2,000,000	1,988,496
Becton Dickinson and Co., 2.68%, 12/15/19	1,000,000	994,629
Stryker Corp., 2.00%, 3/8/19	2,000,000	1,994,400
		5,965,065
Health Care Providers and Services — 3.5%
Anthem, Inc., 2.50%, 11/21/20	1,000,000	984,640

8

	Principal Amount	Value
Cardinal Health, Inc., 1.95%, 6/14/19	$1,130,000	$1,123,865
CVS Health Corp., 3.35%, 3/9/21	3,000,000	2,996,031
DaVita, Inc., 5.75%, 8/15/22	855,000	873,895
Express Scripts Holding Co., 2.60%, 11/30/20	2,000,000	1,969,159
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	850,000	858,051
Halfmoon Parent, Inc., 3.20%, 9/17/20(1)	2,000,000	1,993,358
HCA, Inc., 4.25%, 10/15/19	500,000	505,000
Tenet Healthcare Corp., 4.75%, 6/1/20	1,000,000	1,016,250
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	504,375
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,000,000	1,007,500
		13,832,124
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	900,000	905,625
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	810,000	785,943
McDonald's Corp., MTN, 2.10%, 12/7/18	500,000	499,703
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,000,000	983,777
		3,175,048
Household Durables — 1.1%
D.R. Horton, Inc., 2.55%, 12/1/20	1,000,000	979,997
Lennar Corp., 2.95%, 11/29/20	1,500,000	1,468,125
Newell Brands, Inc., 2.60%, 3/29/19	188,000	187,751
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	681,156
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	998,663
		4,315,692
Household Products — 0.3%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,008,000	1,035,720
Insurance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	500,000	502,054
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	1,000,000	1,019,532
		1,521,586
Internet and Direct Marketing Retail — 0.1%
eBay, Inc., 2.15%, 6/5/20	400,000	393,502
IT Services — 0.5%
DXC Technology Co., 2.875%, 3/27/20	2,000,000	1,984,034
Machinery — 0.5%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	860,000	839,367
Fortive Corp., 1.80%, 6/15/19	231,000	228,840
Oshkosh Corp., 5.375%, 3/1/25	1,000,000	1,035,000
		2,103,207
Media — 0.5%
Interpublic Group of Cos., Inc. (The), 3.50%, 10/1/20	2,000,000	2,001,054
Metals and Mining — 0.6%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,500,000	1,593,750

9

	Principal Amount	Value
Steel Dynamics, Inc., 5.25%, 4/15/23	$750,000	$763,913
		2,357,663
Multi-Utilities — 0.6%
American Electric Power Co., Inc., 2.15%, 11/13/20	1,000,000	979,139
Sempra Energy, 2.85%, 11/15/20	1,500,000	1,481,716
		2,460,855
Oil, Gas and Consumable Fuels — 1.1%
Anadarko Petroleum Corp., 4.85%, 3/15/21	2,049,000	2,106,578
Antero Resources Corp., 5.375%, 11/1/21	930,000	944,229
Continental Resources, Inc., 5.00%, 9/15/22	400,000	406,234
Encana Corp., 3.90%, 11/15/21	930,000	934,565
		4,391,606
Pharmaceuticals — 0.6%
Allergan Funding SCS, 3.00%, 3/12/20	1,000,000	999,160
IQVIA, Inc., 4.875%, 5/15/23(1)	800,000	808,000
Mylan NV, 2.50%, 6/7/19	550,000	548,087
		2,355,247
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	2,000,000	1,938,800
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	750,000	755,625
		2,694,425
Software — 1.0%
Microsoft Corp., 1.85%, 2/6/20	3,000,000	2,964,112
Symantec Corp., 4.20%, 9/15/20	800,000	808,926
		3,773,038
Specialty Retail — 0.3%
United Rentals North America, Inc., 4.625%, 7/15/23	1,000,000	1,011,250
Technology Hardware, Storage and Peripherals — 0.9%
Dell International LLC / EMC Corp., 3.48%, 6/1/19(1)	200,000	200,541
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	1,000,000	1,032,500
EMC Corp., 2.65%, 6/1/20	1,000,000	982,167
Hewlett Packard Enterprise Co., 2.10%, 10/4/19(1)	670,000	663,650
Seagate HDD Cayman, 4.25%, 3/1/22	500,000	497,185
		3,376,043
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(1)	556,000	560,142
TOTAL CORPORATE BONDS (Cost $161,882,406)		160,317,613
U.S. TREASURY SECURITIES — 16.0%
U.S. Treasury Notes, 2.50%, 5/31/20	21,500,000	21,400,058
U.S. Treasury Notes, 1.375%, 9/15/20	4,000,000	3,891,484
U.S. Treasury Notes, 1.625%, 10/15/20	13,000,000	12,692,266
U.S. Treasury Notes, 1.375%, 10/31/20(3)	1,000,000	970,723
U.S. Treasury Notes, 2.375%, 3/15/21	3,000,000	2,966,484
U.S. Treasury Notes, 2.625%, 5/15/21	14,500,000	14,411,924
U.S. Treasury Notes, 2.75%, 8/15/21	5,500,000	5,480,342

10

	Principal Amount	Value
U.S. Treasury Notes, 1.875%, 1/31/22	$1,200,000	$1,161,070
TOTAL U.S. TREASURY SECURITIES (Cost $63,438,156)		62,974,351
ASSET-BACKED SECURITIES(4) — 14.5%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 3.04%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.83%	2,338,980	2,333,180
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	2,500,000	2,493,776
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(1)	3,600,000	3,553,618
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	671,259
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	370,869	359,990
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	1,646,096	1,650,576
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	102,976	102,890
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	748,620	746,159
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/18(1)(5)	854,580	851,827
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.23%, 10/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	347,731	348,262
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(1)	2,550,000	2,528,716
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	1,729,000	1,717,818
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	380,107	377,937
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	297,733	292,675
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 10/25/18(1)(5)	210,164	206,608
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	417,085	409,389
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.31%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	1,300,000	1,305,410
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.11%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	2,575,000	2,567,701
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	2,000,000	2,003,575
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.44%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)	1,450,000	1,454,449
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.31%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	1,450,000	1,458,913
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	306,501	304,297
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	453,889	453,232

11

	Principal Amount	Value
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	$439,470	$433,598
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	848,654	826,442
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	459,294	449,832
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	356,122	344,708
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	1,851,140	1,789,538
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	1,162,236	1,157,632
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.56%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	599,409	600,835
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	1,071,558	1,034,082
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	2,375,000	2,295,314
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	1,250,000	1,229,249
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(1)	1,775,000	1,768,540
Progress Residential Trust, Series 2018-SFR2, Class D, 4.34%, 8/17/35(1)	1,075,000	1,074,403
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)(6)	2,700,000	2,700,000
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)(6)	1,775,000	1,774,723
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	404,277	399,619
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	425,455	422,558
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	415,600	409,870
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	356,869	354,600
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	324,868	318,634
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	1,456,358	1,452,186
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 10/1/18(1)(5)	1,367,535	1,335,725
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/1/18(1)(5)	2,839,959	2,771,205
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 10/1/18(1)(5)	493,985	481,744
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,449,092	1,412,248
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	895,759	869,814
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	993,828	991,642
TOTAL ASSET-BACKED SECURITIES (Cost $57,392,990)		56,890,998

12

	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 13.5%
Private Sponsor Collateralized Mortgage Obligations — 9.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.65%, 10/1/18(5)	$325,344	$329,850
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	645,645	652,762
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	461,716	476,601
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.05%, 10/1/18(5)	305,364	298,908
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 10/1/18(5)	922,285	915,996
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.49%, 10/1/18(5)	277,497	281,481
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	376,236	382,168
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	140,069	143,088
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	104,513	106,273
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,285	3,231
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/1/18(1)(5)	841,823	832,015
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 10/1/18(5)	231,088	232,592
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.71%, 10/1/18(5)	1,168,292	1,066,682
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.91%, 10/1/18(5)	121,299	123,803
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.63%, 10/1/18(5)	115,017	114,778
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.90%, 10/1/18(5)	716,078	732,480
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.38%, 10/1/18(5)	350,148	343,474
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.99%, 10/1/18(1)(5)	449,163	441,155
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 10/1/18(1)(5)	823,404	818,289
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.42%, 10/1/18(5)	417,494	430,239
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 10/1/18(5)	372,941	379,151
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/1/18(1)(5)	1,318,053	1,294,708
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/1/18(1)(5)	1,943,092	1,958,964
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.72%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	2,140,794	2,204,800
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(5)	1,803,842	1,788,103
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/18(1)(5)	1,201,025	1,203,170

13

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 10/1/18(1)(5)	$1,793,210	$1,808,159
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 10/1/18(1)(5)	950,424	941,762
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 10/1/18(1)(5)	698,812	705,247
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.31%, 10/1/18(5)	133,198	134,302
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.10%, 10/25/18(5)	718,481	700,803
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 10/1/18(5)	325,258	321,154
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.07%, 10/1/18(5)	536,656	541,761
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.92%, 10/1/18(5)	648,316	673,847
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.42%, 10/1/18(5)	301,508	308,366
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.43%, 10/1/18(5)	183,247	188,650
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.76%, 10/1/18(5)	268,600	275,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	575,186	578,966
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	559,436	557,877
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.29%, 10/1/18(5)	229,189	242,207
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.21%, 10/1/18(5)	273,205	283,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 4.21%, 10/1/18(5)	312,830	323,357
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	439,099	420,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.21%, 10/1/18(5)	322,732	328,531
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.49%, 10/1/18(5)	1,260,000	1,284,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 4.48%, 10/1/18(5)	450,343	455,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.01%, 10/1/18(5)	275,017	278,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	92,300	92,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	804,236	800,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	533,873	528,129
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	225,476	227,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	210,444	212,337
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 4.04%, 10/1/18(5)	459,409	443,493
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 10/1/18(5)	928,238	910,084
14

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.26%, 10/1/18(5)	$165,680	$162,740
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.30%, 10/1/18(5)	365,684	365,228
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.23%, 10/1/18(5)	426,566	433,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 10/1/18(5)	152,770	154,152
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.60%, 10/1/18(5)	87,611	87,453
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.71%, 10/1/18(5)	73,713	72,970
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.71%, 10/1/18(5)	458,643	453,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.90%, 10/1/18(5)	745,994	702,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.96%, 10/1/18(5)	277,487	281,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.19%, 10/1/18(5)	586,175	590,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	157,796	157,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	654,534	651,833
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	96,950	97,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	272,878	273,945
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	24,261	24,787
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	118,873	118,269
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	95,955	96,375
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	607,816	607,284
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	545,852	544,844
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	43,408	45,800
		38,043,442
U.S. Government Agency Collateralized Mortgage Obligations — 3.8%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 3.25%	550,000	617,531
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.30%	1,000,000	1,009,820
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.57%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.35%	1,250,000	1,269,359
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.42%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.20%	3,206,028	3,243,033
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	271	271
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	133	133
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,062	1,061
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	48	48
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	310	310

15

	Principal Amount	Value
FNMA, Series 2006-60, Class KF, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	$743,115	$742,233
FNMA, Series 2009-33, Class FB, VRN, 3.04%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.82%	851,137	871,234
FNMA, Series 2014-C02, Class 1M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	507,000	539,784
FNMA, Series 2014-C02, Class 2M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	1,716,447	1,821,027
FNMA, Series 2016-C03, Class 2M2, VRN, 8.12%, 10/25/18, resets monthly off the 1-month LIBOR plus 5.90%	500,000	579,976
FNMA, Series 2016-C04, Class 1M2, VRN, 6.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 4.25%	750,000	846,918
FNMA, Series 2017-C03, Class 1M2, VRN, 5.22%, 10/25/18, resets monthly off the 1-month LIBOR plus 3.00%	1,200,000	1,293,730
FNMA, Series 2018-C02, Class 2M1, VRN, 2.87%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.65%	1,931,113	1,934,264
		14,770,732
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,165,911)		52,814,174
COLLATERALIZED LOAN OBLIGATIONS(4) — 4.2%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.86%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	725,000	721,982
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.80%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.45%(1)	600,000	589,758
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	750,000	745,267
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.81%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	725,000	717,295
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	575,000	572,476
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	575,000	568,427
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	575,000	565,721
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	600,000	596,296
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.62%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	1,500,000	1,487,275
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.31%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.12%(1)	300,000	299,514
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)	400,000	399,484
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)	750,000	747,251
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(1)	750,000	747,957
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)	1,250,000	1,247,483

16

	Principal Amount	Value
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	$918,000	$922,608
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.29%, 10/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)	375,000	374,609
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.84%, 10/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	750,000	749,829
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.32%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	1,000,000	998,075
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	1,500,000	1,490,243
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.74%, 10/25/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	1,000,000	983,776
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.04%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.70%(1)	750,000	750,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,360,503)		16,275,326
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.7%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	1,000,000	982,646
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	1,000,000	973,908
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	1,925,000	1,907,301
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	1,000,000	992,916
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.86%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	1,350,000	1,352,689
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/18(1)(5)	2,000,000	1,976,564
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 10/1/18(1)(5)	1,400,000	1,392,613
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/18(1)(5)	1,000,000	985,512
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,878,891)		10,564,149
BANK LOAN OBLIGATIONS(7) — 2.0%
Consumer Discretionary — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 12/22/24(8)	420,000	422,772
Diversified Telecommunication Services — 0.4%
Level 3 Financing Inc., 2017 Term Loan B, 4.43%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	600,000	602,376
Zayo Group, LLC, 2017 Incremental Term Loan, 4.49%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	750,000	754,361
		1,356,737
Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 3/21/25(8)	700,000	701,694

17

		Principal Amount	Value
Health Care Providers and Services — 0.2%
HCA Inc., 2018 Term Loan B10, 4.24%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%		$945,250	$953,389
Hotels, Restaurants and Leisure — 0.5%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%		578,151	579,163
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%		469,185	470,006
Hilton Worldwide Finance, LLC, Term Loan B2, 3.97%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%		1,000,000	1,005,625
			2,054,794
IT Services — 0.2%
First Data Corporation, 2024 USD Term Loan, 4.21%, 4/26/24, resets monthly off the 1-month LIBOR plus 2.00%		630,000	631,235
Pharmaceuticals — 0.2%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.49%, 5/20/24, resets monthly off the 1-month LIBOR plus 2.25%		538,583	542,749
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.10%, 6/1/25, resets monthly off the 1-month LIBOR plus 3.00%		345,570	347,714
			890,463
Technology Hardware, Storage and Peripherals — 0.2%
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%		905,450	908,279
TOTAL BANK LOAN OBLIGATIONS (Cost $7,920,392)			7,919,363
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.3%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.25%, 4/22/19		1,000,000	1,002,500
South Africa — 1.0%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	58,500,000	4,042,721
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,577,883)			5,045,221
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 1.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(5) — 1.1%
FHLMC, VRN, 2.08%, 10/15/18		$541,109	547,158
FHLMC, VRN, 2.32%, 10/15/18		408,964	400,589
FHLMC, VRN, 2.65%, 10/15/18		329,511	347,906
FHLMC, VRN, 3.47%, 10/15/18		90,292	93,749
FHLMC, VRN, 3.79%, 10/15/18		343,624	353,383
FHLMC, VRN, 3.97%, 10/15/18		384,830	403,372
FHLMC, VRN, 4.00%, 10/15/18		202,060	207,539
FHLMC, VRN, 4.04%, 10/15/18		77,519	80,059
FHLMC, VRN, 4.08%, 10/15/18		125,083	128,143
FHLMC, VRN, 4.18%, 10/15/18		47,438	49,889
FHLMC, VRN, 4.23%, 10/15/18		92,308	96,969
FHLMC, VRN, 4.25%, 10/15/18		35,266	36,428
FHLMC, VRN, 4.28%, 10/15/18		59,335	61,398
FHLMC, VRN, 4.63%, 10/15/18		219,345	230,633

18

	Principal Amount	Value
FNMA, VRN, 3.00%, 10/25/18	$407,700	$408,418
FNMA, VRN, 3.33%, 10/25/18	411,853	415,560
FNMA, VRN, 3.52%, 10/25/18	5,776	6,058
FNMA, VRN, 3.56%, 10/25/18	43,298	45,311
FNMA, VRN, 4.05%, 10/25/18	296,402	307,240
FNMA, VRN, 4.06%, 10/25/18	162,885	168,510
FNMA, VRN, 4.44%, 10/25/18	73,195	76,454
		4,464,766
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	1,858	2,001
FNMA, 5.00%, 7/1/20	5,714	5,889
FNMA, 5.50%, 7/1/36	2,035	2,194
		10,084
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,500,162)		4,474,850
TEMPORARY CASH INVESTMENTS — 4.9%
Credit Agricole Corporate and Investment Bank, 2.19%, 10/1/18(9)	16,399,000	16,396,106
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $1,867,610), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $1,833,503)		1,833,197
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,094,003), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $1,070,094)		1,070,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,302,197)		19,299,303
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $399,419,491)		396,575,348
OTHER ASSETS AND LIABILITIES — (1.0)%		(3,973,675)
TOTAL NET ASSETS — 100.0%		$392,601,673

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,895,457	USD	3,777,592	Morgan Stanley	12/19/18	$18,868
USD	947,140	EUR	808,168	JPMorgan Chase Bank N.A.	12/19/18	2,666
USD	1,872,395	HUF	521,151,115	UBS AG	12/19/18	(10,863)
IDR	27,391,254,820	USD	1,794,971	Goldman Sachs & Co.	12/19/18	19,813
MYR	6,142,693	USD	1,479,853	Goldman Sachs & Co.	12/19/18	2,803
USD	1,477,497	MYR	6,142,693	Goldman Sachs & Co.	12/19/18	(5,159)
NOK	28,110,405	USD	3,415,146	Goldman Sachs & Co.	12/19/18	50,327
USD	1,841,758	PHP	100,545,243	Goldman Sachs & Co.	12/19/18	(6,512)
THB	48,976,638	USD	1,510,226	Goldman Sachs & Co.	12/19/18	7,980
USD	1,499,224	THB	48,976,638	Goldman Sachs & Co.	12/19/18	(18,983)
USD	3,742,072	ZAR	56,651,232	UBS AG	12/19/18	(222,941)
						$(162,001)

19

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	435	December 2018	USD	87,000,000	$91,669,454	$(206,150)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	127	December 2018	EUR	12,700,000	$19,272,161	$133,969
U.S. Treasury 5-Year Notes	254	December 2018	USD	25,400,000	28,569,047	169,840
U.S. Treasury 10-Year Notes	57	December 2018	USD	5,700,000	6,770,531	49,825
					$54,611,739	$353,634

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$4,450,000	$273,474	$79,159	$352,633
Markit CDX North America Investment Grade Index Series 30	Sell	1.00%	6/20/23	$6,000,000	91,836	28,772	120,608
					$365,310	$107,931	$473,241

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

20

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand
†     Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $116,584,507, which represented 29.7% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $667,606.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(8)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(9)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

21

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $399,419,491)	$396,575,348
Foreign currency holdings, at value (cost of $34,879)	36,072
Receivable for investments sold	64,336
Receivable for capital shares sold	338,405
Receivable for variation margin on futures contracts	4,719
Receivable for variation margin on swap agreements	2,560
Unrealized appreciation on forward foreign currency exchange contracts	102,457
Interest receivable	2,338,503
399,462,400

Liabilities
Disbursements in excess of demand deposit cash	46,714
Payable for investments purchased	5,597,649
Payable for capital shares redeemed	694,115
Payable for variation margin on futures contracts	42,822
Unrealized depreciation on forward foreign currency exchange contracts	264,458
Accrued management fees	161,669
Distribution and service fees payable	11,835
Dividends payable	41,465
6,860,727

Net Assets	$392,601,673

Net Assets Consist of:
Capital paid in	$404,978,512
Distributions in excess of net investment income	(271,086)
Accumulated net realized loss	(9,357,298)
Net unrealized depreciation	(2,748,455)
$392,601,673

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$225,068,170	22,273,780	$10.10
I Class	$45,810,595	4,533,616	$10.10
A Class	$19,587,004	1,938,610	$10.10*
C Class	$9,355,547	925,501	$10.11
R Class	$485,607	48,020	$10.11
R5 Class	$20,688,924	2,047,574	$10.10
R6 Class	$71,605,826	7,091,722	$10.10
*Maximum offering price $10.33 (net asset value divided by 0.9775).

See Notes to Financial Statements.

22

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,586,657

Expenses:
Management fees	1,009,216
Distribution and service fees:
A Class	25,918
C Class	46,709
R Class	1,086
Trustees' fees and expenses	13,745
Other expenses	6,651
1,103,325

Net investment income (loss)	4,483,332

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,042,892)
Forward foreign currency exchange contract transactions	1,547,728
Futures contract transactions	(808,026)
Swap agreement transactions	151,496
Foreign currency translation transactions	(20,224)
(171,918)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,116,665)
Forward foreign currency exchange contracts	(266,030)
Futures contracts	500,077
Swap agreements	148,982
Translation of assets and liabilities in foreign currencies	2,143
(731,493)

Net realized and unrealized gain (loss)	(903,411)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,579,921

See Notes to Financial Statements.

23

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$4,483,332	$7,630,817
Net realized gain (loss)	(171,918)	(1,372,774)
Change in net unrealized appreciation (depreciation)	(731,493)	(3,052,454)
Net increase (decrease) in net assets resulting from operations	3,579,921	3,205,589

Distributions to Shareholders
From net investment income:
Investor Class	(2,786,403)	(5,193,289)
I Class	(491,254)	(585,101)
A Class	(222,398)	(588,698)
C Class	(65,231)	(125,994)
R Class	(4,131)	(7,153)
R5 Class	(279,281)	(907,349)
R6 Class	(771,379)	(683,301)
Decrease in net assets from distributions	(4,620,077)	(8,090,885)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,038,327	5,375,109

Net increase (decrease) in net assets	6,998,171	489,813

Net Assets
Beginning of period	385,603,502	385,113,689
End of period	$392,601,673	$385,603,502

Distributions in excess of net investment income	$(271,086)	$(134,341)

See Notes to Financial Statements.

24

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and R6 Class commenced on April 10, 2017 and July 28, 2017, respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

25

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

26

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2825% to 0.4000%*	0.2500% to 0.3100%	0.59%
I Class		0.1500% to 0.2100%	0.49%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%
*Prior to August 1, 2018, the Investment Category Fee range was 0.2925% to 0.4100%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

27

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $117,810,212, of which $62,688,360 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $122,416,411, of which $49,983,583 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,608,516	$36,495,651	14,129,656	$144,704,883
Issued in reinvestment of distributions	261,581	2,644,969	482,115	4,926,670
Redeemed	(4,595,138)	(46,469,417)	(16,442,496)	(168,132,709)
	(725,041)	(7,328,797)	(1,830,725)	(18,501,156)
I Class
Sold	2,157,990	21,814,165	6,792,067	69,571,697
Issued in reinvestment of distributions	42,474	429,467	50,386	513,857
Redeemed	(1,858,146)	(18,790,501)	(2,651,155)	(27,088,710)
	342,318	3,453,131	4,191,298	42,996,844
A Class
Sold	282,589	2,856,520	445,592	4,564,821
Issued in reinvestment of distributions	15,734	159,062	46,451	474,806
Redeemed	(422,875)	(4,274,545)	(3,497,498)	(35,762,511)
	(124,552)	(1,258,963)	(3,005,455)	(30,722,884)
C Class
Sold	144,365	1,460,878	217,421	2,227,369
Issued in reinvestment of distributions	5,736	58,014	10,706	109,486
Redeemed	(158,026)	(1,598,831)	(782,038)	(8,010,992)
	(7,925)	(79,939)	(553,911)	(5,674,137)
R Class
Sold	9,973	100,909	8,772	89,667
Issued in reinvestment of distributions	405	4,100	688	7,035
Redeemed	(1,710)	(17,306)	(20,990)	(214,740)
	8,668	87,703	(11,530)	(118,038)
R5 Class
Sold	170,407	1,724,318	720,356	7,393,228
Issued in reinvestment of distributions	27,459	277,658	83,490	854,886
Redeemed	(291,980)	(2,951,934)	(4,792,710)	(49,148,126)
	(94,114)	(949,958)	(3,988,864)	(40,900,012)
R6 Class
Sold	1,650,116	16,653,100	5,983,832	61,266,395
Issued in reinvestment of distributions	75,903	766,971	67,597	683,301
Redeemed	(327,095)	(3,304,921)	(358,631)	(3,655,204)
	1,398,924	14,115,150	5,692,798	58,294,492
Net increase (decrease)	798,278	$8,038,327	493,611	$5,375,109

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class and July 28, 2017 (commencement of sale) through March 31, 2018 for the R6 Class.

28

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$160,317,613	—
U.S. Treasury Securities	—	62,974,351	—
Asset-Backed Securities	—	56,890,998	—
Collateralized Mortgage Obligations	—	52,814,174	—
Collateralized Loan Obligations	—	16,275,326	—
Commercial Mortgage-Backed Securities	—	10,564,149	—
Bank Loan Obligations	—	7,919,363	—
Sovereign Governments and Agencies	—	5,045,221	—
U.S. Government Agency Mortgage-Backed Securities	—	4,474,850	—
Temporary Cash Investments	—	19,299,303	—
	—	$396,575,348	—
Other Financial Instruments
Futures Contracts	$219,665	$133,969	—
Swap Agreements	—	473,241	—
Forward Foreign Currency Exchange Contracts	—	102,457	—
	$219,665	$709,667	—

Liabilities
Other Financial Instruments
Futures Contracts	$206,150	—	—
Forward Foreign Currency Exchange Contracts	—	$264,458	—
	$206,150	$264,458	—

29

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $11,700,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $67,494,743.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $105,766,667 futures contracts purchased and $45,246,353 futures contracts sold.

30

Value of Derivative Instruments as of September 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$2,560	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	102,457	Unrealized depreciation on forward foreign currency exchange contracts	$264,458
Interest Rate Risk	Receivable for variation margin on futures contracts*	4,719	Payable for variation margin on futures contracts*	42,822
		$109,736		$307,280

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$151,496	Change in net unrealized appreciation (depreciation) on swap agreements	$148,982
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	1,547,728	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(266,030)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(808,026)	Change in net unrealized appreciation (depreciation) on futures contracts	500,077
		$891,198		$383,029

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$399,435,310
Gross tax appreciation of investments	$1,185,873
Gross tax depreciation of investments	(4,045,835)
Net tax appreciation (depreciation) of investments	$(2,859,962)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

31

As of March 31, 2018, the fund had accumulated short-term capital losses of $(4,426,135) and accumulated long-term capital losses of $(4,987,148), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2018, the fund had late-year ordinary loss deferrals of $(65,323), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

32

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.13	0.12	(0.03)	0.09	(0.12)	—	(0.12)	$10.10	0.91%	0.60%(4)	2.32%(4)	31%	$225,068
2018	$10.25	0.20	(0.11)	0.09	(0.21)	—	(0.21)	$10.13	0.88%	0.60%	1.94%	89%	$233,033
2017	$10.25	0.16	0.01	0.17	(0.17)	—	(0.17)	$10.25	1.65%	0.60%	1.56%	85%	$254,540
2016	$10.33	0.14	(0.05)	0.09	(0.17)	—	(0.17)	$10.25	0.87%	0.60%	1.37%	73%	$224,708
2015	$10.42	0.17	(0.06)	0.11	(0.20)	—	(0.20)	$10.33	1.02%	0.60%	1.61%	56%	$217,035
2014	$10.54	0.12	(0.09)	0.03	(0.14)	(0.01)	(0.15)	$10.42	0.28%	0.60%	1.11%	94%	$293,408
I Class
2018(3)	$10.13	0.12	(0.02)	0.10	(0.13)	—	(0.13)	$10.10	0.96%	0.50%(4)	2.42%(4)	31%	$45,811
2018(5)	$10.25	0.21	(0.12)	0.09	(0.21)	—	(0.21)	$10.13	0.92%	0.50%(4)	2.10%(4)	89%(6)	$42,466
A Class
2018(3)	$10.13	0.11	(0.03)	0.08	(0.11)	—	(0.11)	$10.10	0.78%	0.85%(4)	2.07%(4)	31%	$19,587
2018	$10.25	0.17	(0.11)	0.06	(0.18)	—	(0.18)	$10.13	0.62%	0.85%	1.69%	89%	$20,903
2017	$10.25	0.13	0.01	0.14	(0.14)	—	(0.14)	$10.25	1.40%	0.85%	1.31%	85%	$51,956
2016	$10.33	0.11	(0.05)	0.06	(0.14)	—	(0.14)	$10.25	0.62%	0.85%	1.12%	73%	$61,261
2015	$10.42	0.14	(0.06)	0.08	(0.17)	—	(0.17)	$10.33	0.77%	0.85%	1.36%	56%	$56,703
2014	$10.54	0.09	(0.08)	0.01	(0.12)	(0.01)	(0.13)	$10.42	0.03%	0.85%	0.86%	94%	$91,390

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$10.14	0.07	(0.03)	0.04	(0.07)	—	(0.07)	$10.11	0.40%	1.60%(4)	1.32%(4)	31%	$9,356
2018	$10.26	0.09	(0.10)	(0.01)	(0.11)	—	(0.11)	$10.14	(0.13)%	1.60%	0.94%	89%	$9,462
2017	$10.26	0.06	0.01	0.07	(0.07)	—	(0.07)	$10.26	0.64%	1.60%	0.56%	85%	$15,254
2016	$10.34	0.04	(0.05)	(0.01)	(0.07)	—	(0.07)	$10.26	(0.13)%	1.60%	0.37%	73%	$18,919
2015	$10.43	0.06	(0.06)	—	(0.09)	—	(0.09)	$10.34	0.02%	1.60%	0.61%	56%	$23,414
2014	$10.54	0.01	(0.08)	(0.07)	(0.03)	(0.01)	(0.04)	$10.43	(0.66)%	1.60%	0.11%	94%	$29,431
R Class
2018(3)	$10.14	0.09	(0.02)	0.07	(0.10)	—	(0.10)	$10.11	0.66%	1.10%(4)	1.82%(4)	31%	$486
2018	$10.26	0.15	(0.11)	0.04	(0.16)	—	(0.16)	$10.14	0.37%	1.10%	1.44%	89%	$399
2017	$10.26	0.11	0.01	0.12	(0.12)	—	(0.12)	$10.26	1.15%	1.10%	1.06%	85%	$522
2016	$10.34	0.09	(0.05)	0.04	(0.12)	—	(0.12)	$10.26	0.37%	1.10%	0.87%	73%	$658
2015	$10.43	0.11	(0.06)	0.05	(0.14)	—	(0.14)	$10.34	0.52%	1.10%	1.11%	56%	$1,199
2014	$10.55	0.06	(0.08)	(0.02)	(0.09)	(0.01)	(0.10)	$10.43	(0.22)%	1.10%	0.61%	94%	$1,613
R5 Class
2018(3)	$10.13	0.13	(0.03)	0.10	(0.13)	—	(0.13)	$10.10	1.01%	0.40%(4)	2.52%(4)	31%	$20,689
2018	$10.25	0.21	(0.10)	0.11	(0.23)	—	(0.23)	$10.13	1.08%	0.40%	2.14%	89%	$21,699
2017	$10.25	0.18	0.01	0.19	(0.19)	—	(0.19)	$10.25	1.85%	0.40%	1.76%	85%	$62,843
2016	$10.33	0.16	(0.05)	0.11	(0.19)	—	(0.19)	$10.25	1.07%	0.40%	1.57%	73%	$64,283
2015	$10.42	0.19	(0.06)	0.13	(0.22)	—	(0.22)	$10.33	1.22%	0.40%	1.81%	56%	$50,715
2014	$10.54	0.14	(0.09)	0.05	(0.16)	(0.01)	(0.17)	$10.42	0.48%	0.40%	1.31%	94%	$39,239

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2018(3)	$10.13	0.13	(0.03)	0.10	(0.13)	—	(0.13)	$10.10	1.03%	0.35%(4)	2.57%(4)	31%	$71,606
2018(7)	$10.27	0.16	(0.14)	0.02	(0.16)	—	(0.16)	$10.13	0.22%	0.35%(4)	2.31%(4)	89%(6)	$57,642

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(7)	July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

36

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

37

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board and the Advisor agreed to a permanent change to the fund's fee schedule that should have the effect of lowering the fund's annual unified management fee by approximately 0.01% (e.g., the Investor Class unified fee will be reduced from 0.59% to 0.58%) beginning August 1, 2018. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

38

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

39

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90819 1811

Semiannual Report

September 30, 2018

Short Duration Inflation Protection Bond Fund
Investor Class (APOIX)
I Class (APOHX)
Y Class (APOYX)
A Class (APOAX)
C Class (APOCX)
R Class (APORX)
R5 Class (APISX)
R6 Class (APODX)
G Class (APOGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	2.7 years
Weighted Average Life to Maturity	3.1 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	82.7%
Asset-Backed Securities	3.6%
Corporate Bonds	3.4%
Collateralized Mortgage Obligations	2.8%
Collateralized Loan Obligations	2.6%
Bank Loan Obligations	1.8%
Commercial Mortgage-Backed Securities	0.5%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	(0.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.80	$2.86	0.57%
I Class	$1,000	$1,005.20	$2.36	0.47%
Y Class	$1,000	$1,006.70	$1.86	0.37%
A Class	$1,000	$1,003.70	$4.12	0.82%
C Class	$1,000	$1,000.10	$7.87	1.57%
R Class	$1,000	$1,002.40	$5.37	1.07%
R5 Class	$1,000	$1,005.70	$1.86	0.37%
R6 Class	$1,000	$1,005.90	$1.61	0.32%
G Class	$1,000	$1,008.30	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.21	$2.89	0.57%
I Class	$1,000	$1,022.71	$2.38	0.47%
Y Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.96	$4.15	0.82%
C Class	$1,000	$1,017.20	$7.94	1.57%
R Class	$1,000	$1,019.70	$5.42	1.07%
R5 Class	$1,000	$1,023.21	$1.88	0.37%
R6 Class	$1,000	$1,023.46	$1.62	0.32%
G Class	$1,000	$1,025.02	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 82.7%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20(1)	$153,562,324	$151,607,804
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	180,437,571	182,538,687
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	71,424,620	71,869,599
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	370,875,552	363,418,201
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	50,315,400	50,196,408
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	121,529,793	118,563,857
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	116,938,556	113,660,318
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,136,760	5,990,251
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	192,153,280	186,091,163
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	46,162,025	45,585,300
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	40,608,000	39,830,602
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	102,063,780	100,744,309
TOTAL U.S. TREASURY SECURITIES (Cost $1,456,020,267)		1,430,096,499
ASSET-BACKED SECURITIES(2) — 3.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	5,200,000	5,187,055
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	2,625,000	2,610,452
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	1,500,332	1,456,324
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	5,864,951	5,880,912
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(3)	2,558,575	2,550,163
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	224,263	222,983
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	869,846	855,070
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	1,636,258	1,606,064
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.11%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.95%(3)	3,875,000	3,864,015
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.31%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.15%(3)	6,600,000	6,640,569
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(3)	2,054,446	2,051,472
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	796,110	779,710
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	1,377,004	1,332,869
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.56%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	2,447,586	2,453,410
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88%, 10/17/35(3)(4)	7,063,000	7,065,207
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	1,629,118	1,610,345

6

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	$401,597	$398,863
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	1,684,274	1,661,053
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	1,248,936	1,224,970
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 10/1/18(3)(5)	5,000,000	4,821,265
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 10/1/18(3)(5)	2,246,766	2,212,614
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	2,028,729	1,977,147
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	4,236,194	4,091,551
TOTAL ASSET-BACKED SECURITIES (Cost $63,204,081)		62,554,083
CORPORATE BONDS — 3.4%
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	3,090,000	3,097,725
ZF North America Capital, Inc., 4.00%, 4/29/20(3)	644,000	646,772
		3,744,497
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,000,000	997,797
Banks — 0.3%
Banco de Credito del Peru, 2.25%, 10/25/19(3)	1,400,000	1,387,400
CIT Group, Inc., 5.375%, 5/15/20	1,200,000	1,236,120
QNB Finansbank AS, MTN, 6.25%, 4/30/19	2,200,000	2,200,420
		4,823,940
Chemicals†
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	201,018
Commercial Services and Supplies†
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	650,000	636,018
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(3)	2,000,000	1,987,500
Ball Corp., 4.375%, 12/15/20	950,000	965,438
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	998,181	1,001,924
		3,954,862
Entertainment — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	2,380,000	2,394,875
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)	2,450,000	2,548,490
		4,943,365
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 4/1/23	1,000,000	1,031,190
Gas Utilities — 0.1%
Energy Transfer Equity LP, 7.50%, 10/15/20	727,000	780,253
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	277,557
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	1,250,000	1,251,562
		2,309,372

7

	Principal Amount	Value
Health Care Providers and Services — 0.6%
DaVita, Inc., 5.75%, 8/15/22	$1,515,000	$1,548,482
DaVita, Inc., 5.125%, 7/15/24	1,516,000	1,470,520
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(3)	1,580,000	1,594,967
HCA, Inc., 4.25%, 10/15/19	3,280,000	3,312,800
Tenet Healthcare Corp., 4.75%, 6/1/20	2,370,000	2,408,512
		10,335,281
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	1,030,000	1,036,437
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	1,000,000	970,300
		2,006,737
Household Durables — 0.2%
Lennar Corp., 2.95%, 11/29/20	2,350,000	2,300,062
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,482,516
		3,782,578
Household Products — 0.1%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,200,000	1,233,000
IT Services — 0.1%
Symantec Corp., 4.20%, 9/15/20	950,000	960,600
Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)	3,600,000	3,825,000
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,527,825
		5,352,825
Multi-Utilities†
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	700,182
Oil, Gas and Consumable Fuels — 0.2%
Encana Corp., 3.90%, 11/15/21	1,100,000	1,105,400
Petroleos Mexicanos, 6.00%, 3/5/20	160,000	164,920
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,837,727
		4,108,047
Pharmaceuticals — 0.1%
IQVIA, Inc., 4.875%, 5/15/23(3)	2,530,000	2,555,300
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(3)	1,050,000	1,057,875
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(3)	900,000	929,250
Dell International LLC / EMC Corp., 3.48%, 6/1/19(3)	800,000	802,165
EMC Corp., 2.65%, 6/1/20	1,950,000	1,915,225
Seagate HDD Cayman, 4.25%, 3/1/22	667,000	663,245
		4,309,885
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(3)	371,000	373,764
TOTAL CORPORATE BONDS (Cost $60,286,370)		59,418,133
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 2.3%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	60,078	61,905

8

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.65%, 10/1/18(5)	$488,016	$494,775
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 10/1/18(5)	708,062	693,353
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.87%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	987,829	998,717
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.05%, 10/1/18(5)	339,294	332,119
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.49%, 10/1/18(5)	376,602	382,010
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	490,240	500,809
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 10/1/18(5)	385,147	387,654
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.71%, 10/1/18(5)	554,939	506,674
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	581,415	611,421
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.90%, 10/1/18(5)	429,647	439,488
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.38%, 10/1/18(5)	830,015	814,195
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.86%, 10/1/18(5)	475,301	483,637
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.03%, 10/1/18(5)	499,482	467,769
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	358,082	386,722
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 10/1/18(5)	149,177	151,661
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.72%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.50%(3)	3,567,991	3,674,667
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.86%, 10/1/18(5)	201	202
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	900,447	831,264
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(3)	458,492	459,513
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/1/18(3)(5)	974,308	965,565
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/18(3)(5)	4,003,418	4,010,566
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 10/1/18(3)(5)	3,801,696	3,767,049
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.31%, 10/1/18(5)	1,098,887	1,107,991
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.96%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.74%	528,386	522,018
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.10%, 10/25/18(5)	1,436,963	1,401,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.76%, 10/1/18(5)	146,890	150,481
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	650,500	642,962
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.29%, 10/1/18(5)	1,157,404	1,223,145

9

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 4.21%, 10/1/18(5)	$625,660	$646,714
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.21%, 10/1/18(5)	503,707	512,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.01%, 10/1/18(5)	572,951	580,064
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	512,596	514,054
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	458,189	455,579
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	250,177	250,711
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	751,587	758,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	338,080	337,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 10/1/18(5)	1,512,110	1,482,538
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.60%, 10/1/18(5)	761,836	760,464
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.71%, 10/1/18(5)	233,180	230,828
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.71%, 10/1/18(5)	327,602	323,947
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.96%, 10/1/18(5)	739,966	750,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 4.32%, 10/1/18(5)	395,656	406,114
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	247,965	246,942
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	671,834	669,061
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	652,053	656,936
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	163,727	164,367
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	43,669	44,616
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	843,322	839,034
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	153,528	154,200
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, SEQ, 5.25%, 3/25/37	326,084	334,253
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	383,081	386,658
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	907,409	905,733
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.93%, 10/1/18(5)	183,652	176,629
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	271,301	286,250
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/18(3)(5)	362,411	360,544
		39,704,934

10

	Principal Amount	Value
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FNMA, Series 2014-C02, Class 1M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	$1,550,000	$1,650,226
FNMA, Series 2014-C02, Class 2M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	2,587,608	2,745,266
FNMA, Series 2016-C03, Class 2M2, VRN, 8.12%, 10/25/18, resets monthly off the 1-month LIBOR plus 5.90%	2,000,000	2,319,906
FNMA, Series 2016-C04, Class 1M2, VRN, 6.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 4.25%	2,000,000	2,258,447
		8,973,845
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,616,306)		48,678,779
COLLATERALIZED LOAN OBLIGATIONS(2) — 2.6%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.86%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(3)	3,250,000	3,236,471
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.80%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.45%(3)	3,300,000	3,243,667
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	2,500,000	2,484,224
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.81%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(3)	4,525,000	4,476,909
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)	2,175,000	2,165,455
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(3)	2,275,000	2,248,993
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(3)	2,500,000	2,459,657
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	2,575,000	2,559,105
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(3)	3,000,000	2,980,300
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(3)	3,325,000	3,312,815
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.84%, 10/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(3)	4,150,000	4,149,053
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.84%, 10/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(3)	3,300,000	3,290,355
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(3)	3,300,000	3,299,855
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(3)	5,500,000	5,464,224
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $45,652,382)		45,371,083
BANK LOAN OBLIGATIONS(6) — 1.8%
Consumer, Non-cyclical — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 5/24/24(7)	1,780,000	1,782,857
Diversified Telecommunication Services — 0.3%
Level 3 Financing Inc., 2017 Term Loan B, 4.43%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	3,550,000	3,564,058

11

	Principal Amount/Shares	Value
Zayo Group, LLC, 2017 Incremental Term Loan, 4.49%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	$2,350,000	$2,363,665
		5,927,723
Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.24%, 3/21/25, resets monthly off the 1-month LIBOR plus 2.00%	2,954,847	2,961,998
Health Care Providers and Services — 0.1%
HCA Inc., 2018 Term Loan B10, 4.24%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	1,855,338	1,871,313
Hotels, Restaurants and Leisure — 0.2%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.97%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	3,920,000	3,942,050
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc., 2016 Term Loan B, 6/30/23(7)	2,800,000	2,806,132
IT Services — 0.2%
First Data Corporation, 2024 USD Term Loan, 4.21%, 4/26/24, resets monthly off the 1-month LIBOR plus 2.00%	2,600,000	2,605,096
Media — 0.1%
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.41%, 7/17/25, resets monthly off the 1-month LIBOR plus 2.25%	1,850,000	1,853,080
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC, 2017 Term Loan B, 4.25%, 9/7/23, resets monthly off the 1-month LIBOR plus 2.00%	2,942,588	2,952,034
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	3,532,250	3,543,288
		6,495,322
TOTAL BANK LOAN OBLIGATIONS (Cost $30,201,000)		30,245,571
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 0.5%
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.86%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	5,800,000	5,811,554
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/18(3)(5)	2,750,000	2,710,158
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,577,914)		8,521,712
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $2,487,274)	2,350,000	2,254,261
TEMPORARY CASH INVESTMENTS — 3.1%
LMA-Americas LLC, 2.22%, 10/1/18(3)(9)	52,535,000	52,525,566
State Street Institutional U.S. Government Money Market Fund, Premier Class	57,293	57,293
TOTAL TEMPORARY CASH INVESTMENTS (Cost $52,592,293)		52,582,859
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,766,637,887)		1,739,722,980
OTHER ASSETS AND LIABILITIES — (0.6)%		(9,916,499)
TOTAL NET ASSETS — 100.0%		$1,729,806,481
12

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	22,795,595	USD	17,590,279	Morgan Stanley	12/19/18	$87,858
USD	4,375,437	EUR	3,733,439	JPMorgan Chase Bank N.A.	12/19/18	12,316
USD	8,700,449	HUF	2,421,630,789	UBS AG	12/19/18	(50,476)
IDR	121,100,592,007	USD	7,935,819	Goldman Sachs & Co.	12/19/18	87,595
MYR	28,269,440	USD	6,810,469	Goldman Sachs & Co.	12/19/18	12,899
USD	6,799,625	MYR	28,269,440	Goldman Sachs & Co.	12/19/18	(23,743)
NOK	130,620,504	USD	15,869,143	Goldman Sachs & Co.	12/19/18	233,854
USD	8,142,670	PHP	444,524,666	Goldman Sachs & Co.	12/19/18	(28,789)
THB	225,396,605	USD	6,950,250	Goldman Sachs & Co.	12/19/18	36,727
USD	6,899,614	THB	225,396,605	Goldman Sachs & Co.	12/19/18	(87,361)
						$280,880

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$24,500,000	$650	$(884,517)	$(883,867)
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	634	233,755	234,389
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	743	396,912	397,655
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	644	295,918	296,562
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	427,404	426,794
					$2,061	$469,472	$471,533

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(8)	CPURNSA	Receive	1.41%	8/27/20	$40,000,000	$1,210,657
Bank of America N.A.(8)	CPURNSA	Receive	1.49%	9/3/20	$9,700,000	254,648
Barclays Bank plc(8)	CPURNSA	Receive	1.64%	2/3/20	$49,000,000	491,540
						$1,956,845

*Amount represents value and unrealized appreciation (depreciation).

13

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,650,650.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $201,591,286, which represented 11.7% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(8)	Collateral has been received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,852,882.

(9)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,766,637,887)	$1,739,722,980
Receivable for investments sold	4,662
Receivable for capital shares sold	2,827,752
Receivable for variation margin on swap agreements	16,023
Unrealized appreciation on forward foreign currency exchange contracts	471,249
Swap agreements, at value	1,956,845
Interest receivable	3,266,974
1,748,266,485

Liabilities
Payable for investments purchased	11,641,495
Payable for capital shares redeemed	6,091,109
Unrealized depreciation on forward foreign currency exchange contracts	190,369
Accrued management fees	507,995
Distribution and service fees payable	29,036
18,460,004

Net Assets	$1,729,806,481

Net Assets Consist of:
Capital paid in	$1,744,931,808
Undistributed net investment income	24,954,331
Accumulated net realized loss	(15,871,948)
Net unrealized depreciation	(24,207,710)
$1,729,806,481

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$617,525,257	60,817,969	$10.15
I Class	$200,227,094	19,564,492	$10.23
Y Class	$2,158,466	210,823	$10.24
A Class	$25,378,782	2,524,350	$10.05*
C Class	$20,898,444	2,146,998	$9.73
R Class	$16,005,399	1,561,246	$10.25
R5 Class	$387,424,327	37,858,393	$10.23
R6 Class	$9,707,904	948,561	$10.23
G Class	$450,480,808	43,945,181	$10.25
*Maximum offering price $10.28 (net asset value divided by 0.9775).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$28,366,558

Expenses:
Management fees	3,704,971
Distribution and service fees:
A Class	30,156
C Class	109,839
R Class	33,912
Trustees' fees and expenses	60,778
Other expenses	27,868
3,967,524
Fees waived - G Class	(713,386)
3,254,138

Net investment income (loss)	25,112,420

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,516,988)
Forward foreign currency exchange contract transactions	803,527
Futures contract transactions	215,986
Swap agreement transactions	(363,402)
(1,860,877)

Change in net unrealized appreciation (depreciation) on:
Investments	(15,244,063)
Forward foreign currency exchange contracts	(110,931)
Swap agreements	2,535,521
(12,819,473)

Net realized and unrealized gain (loss)	(14,680,350)

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,432,070

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$25,112,420	$27,754,402
Net realized gain (loss)	(1,860,877)	2,575,798
Change in net unrealized appreciation (depreciation)	(12,819,473)	(25,660,640)
Net increase (decrease) in net assets resulting from operations	10,432,070	4,669,560

Distributions to Shareholders
From net investment income:
Investor Class	(3,606,952)	(8,637,793)
I Class	(1,142,488)	(1,750,952)
Y Class	(1,783)	(82)
A Class	(107,315)	(344,340)
C Class	(24,694)	(119,975)
R Class	(43,573)	(123,639)
R5 Class	(2,267,391)	(7,749,744)
R6 Class	(62,609)	(3,156,417)
G Class	(3,809,701)	(5,883,305)
Decrease in net assets from distributions	(11,066,506)	(27,766,247)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	72,708,395	152,131,675

Net increase (decrease) in net assets	72,073,959	129,034,988

Net Assets
Beginning of period	1,657,732,522	1,528,697,534
End of period	$1,729,806,481	$1,657,732,522

Undistributed net investment income	$24,954,331	$10,908,417

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017 and sale of the G Class commenced on July 28, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

18

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 35% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%
I Class		0.1500% to 0.2100%	0.46%
Y Class		0.0500% to 0.1100%	0.36%
A Class		0.2500% to 0.3100%	0.56%
C Class		0.2500% to 0.3100%	0.56%
R Class		0.2500% to 0.3100%	0.56%
R5 Class		0.0500% to 0.1100%	0.36%
R6 Class		0.0000% to 0.0600%	0.31%
G Class		0.0000% to 0.0600%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.31%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

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Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $264,097,481, of which $189,933,741 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $170,087,286, of which $141,980,702 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,637,717	$47,105,200	22,049,594	$225,023,197
Issued in reinvestment of distributions	355,520	3,601,422	845,253	8,561,739
Redeemed	(5,500,250)	(55,849,370)	(17,720,170)	(181,321,846)
	(507,013)	(5,142,748)	5,174,677	52,263,090
I Class
Sold	5,547,141	56,804,684	18,475,550	190,555,472
Issued in reinvestment of distributions	100,670	1,026,838	161,705	1,648,786
Redeemed	(1,512,977)	(15,477,608)	(3,207,597)	(32,799,260)
	4,134,834	42,353,914	15,429,658	159,404,998
Y Class
Sold	198,339	2,029,598	15,085	153,944
Issued in reinvestment of distributions	175	1,783	8	82
Redeemed	(2,784)	(28,522)	—	—
	195,730	2,002,859	15,093	154,026
A Class
Sold	645,793	6,493,266	897,212	9,087,952
Issued in reinvestment of distributions	8,486	85,118	27,247	273,644
Redeemed	(522,979)	(5,258,133)	(3,124,155)	(31,692,511)
	131,300	1,320,251	(2,199,696)	(22,330,915)
C Class
Sold	280,881	2,735,243	349,236	3,414,166
Issued in reinvestment of distributions	2,294	22,347	10,769	104,710
Redeemed	(456,023)	(4,441,906)	(822,597)	(8,065,585)
	(172,848)	(1,684,316)	(462,592)	(4,546,709)
R Class
Sold	471,841	4,842,775	399,088	4,113,234
Issued in reinvestment of distributions	4,095	41,932	11,693	119,798
Redeemed	(193,744)	(1,986,799)	(288,491)	(2,978,221)
	282,192	2,897,908	122,290	1,254,811

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	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
R5 Class
Sold	6,687,334	$68,462,448	29,643,482	$305,489,110
Issued in reinvestment of distributions	216,481	2,208,106	742,898	7,592,935
Redeemed	(2,244,309)	(22,964,420)	(61,126,668)	(630,575,303)
	4,659,506	47,706,134	(30,740,288)	(317,493,258)
R6 Class
Sold	259,522	2,656,769	4,811,283	49,638,018
Issued in reinvestment of distributions	5,247	53,518	309,058	3,156,417
Redeemed	(124,961)	(1,279,268)	(23,506,883)	(240,839,763)
	139,808	1,431,019	(18,386,542)	(188,045,328)
G Class
Sold	764,752	7,854,648	49,271,579	508,047,160
Issued in reinvestment of distributions	373,134	3,809,701	577,361	5,883,305
Redeemed	(2,914,238)	(29,840,975)	(4,127,407)	(42,459,505)
	(1,776,352)	(18,176,626)	45,721,533	471,470,960
Net increase (decrease)	7,087,157	$72,708,395	14,674,133	$152,131,675

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class and Y Class and July 28, 2017 (commencement of sale) through March 31, 2018 for the G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,430,096,499	—
Asset-Backed Securities	—	62,554,083	—
Corporate Bonds	—	59,418,133	—
Collateralized Mortgage Obligations	—	48,678,779	—
Collateralized Loan Obligations	—	45,371,083	—
Bank Loan Obligations	—	30,245,571	—
Commercial Mortgage-Backed Securities	—	8,521,712	—
Sovereign Governments and Agencies	—	2,254,261	—
Temporary Cash Investments	$57,293	52,525,566	—
	$57,293	$1,739,665,687	—
Other Financial Instruments
Swap Agreements	—	$3,312,245	—
Forward Foreign Currency Exchange Contracts	—	471,249	—
	—	$3,783,494	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$883,867	—
Forward Foreign Currency Exchange Contracts	—	190,369	—
	—	$1,074,236	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $49,730,000.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $216,969,902.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $43,300,000 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $230,700,000.

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Value of Derivative Instruments as of September 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$16,023	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	471,249	Unrealized depreciation on forward foreign currency exchange contracts	$190,369
Other Contracts	Swap agreements	1,956,845	Swap agreements	—
		$2,444,117		$190,369

*	Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$697,222	Change in net unrealized appreciation (depreciation) on swap agreements	$611,988
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	803,527	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(110,931)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	215,986	Change in net unrealized appreciation (depreciation) on futures contracts	—
Other Contracts	Net realized gain (loss) on swap agreement transactions	(1,060,624)	Change in net unrealized appreciation (depreciation) on swap agreements	1,923,533
		$656,111		$2,424,590

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,766,706,918
Gross tax appreciation of investments	$1,551,276
Gross tax depreciation of investments	(28,535,214)
Net tax appreciation (depreciation) of investments	$(26,983,938)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of March 31, 2018, the fund had accumulated short-term capital losses of $(5,912,412) and accumulated long-term capital losses of $(7,802,055), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.16	0.14	(0.09)	0.05	(0.06)	—	(0.06)	$10.15	0.48%	0.57%(4)	0.57%(4)	2.79%(4)	2.79%(4)	10%	$617,525
2018	$10.31	0.16	(0.16)	—	(0.15)	—	(0.15)	$10.16	0.05%	0.57%	0.57%	1.52%	1.52%	31%	$622,940
2017	$10.14	0.17	0.04	0.21	(0.04)	—	(0.04)	$10.31	2.11%	0.57%	0.57%	1.69%	1.69%	48%	$578,775
2016	$10.06	0.05	0.03	0.08	—	—	—	$10.14	0.80%	0.57%	0.57%	0.61%	0.61%	36%	$507,940
2015	$10.29	0.05	(0.17)	(0.12)	(0.11)	—	(0.11)	$10.06	(1.13)%	0.57%	0.57%	0.35%	0.35%	56%	$434,166
2014	$10.61	0.07	(0.35)	(0.28)	(0.02)	(0.02)	(0.04)	$10.29	(2.65)%	0.57%	0.57%	0.59%	0.59%	65%	$489,888
I Class
2018(3)	$10.24	0.15	(0.10)	0.05	(0.06)	—	(0.06)	$10.23	0.52%	0.47%(4)	0.47%(4)	2.89%(4)	2.89%(4)	10%	$200,227
2018(5)	$10.38	0.15	(0.13)	0.02	(0.16)	—	(0.16)	$10.24	0.22%	0.47%(4)	0.47%(4)	1.51%(4)	1.51%(4)	31%(6)	$157,963
Y Class
2018(3)	$10.24	0.10	(0.03)	0.07	(0.07)	—	(0.07)	$10.24	0.67%	0.37%(4)	0.37%(4)	2.99%(4)	2.99%(4)	10%	$2,158
2018(5)	$10.38	0.18	(0.15)	0.03	(0.17)	—	(0.17)	$10.24	0.29%	0.37%(4)	0.37%(4)	1.76%(4)	1.76%(4)	31%(6)	$155

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$10.06	0.13	(0.09)	0.04	(0.05)	—	(0.05)	$10.05	0.37%	0.82%(4)	0.82%(4)	2.54%(4)	2.54%(4)	10%	$25,379
2018	$10.21	0.13	(0.15)	(0.02)	(0.13)	—	(0.13)	$10.06	(0.21)%	0.82%	0.82%	1.27%	1.27%	31%	$24,073
2017	$10.04	0.15	0.04	0.19	(0.02)	—	(0.02)	$10.21	1.87%	0.82%	0.82%	1.44%	1.44%	48%	$46,885
2016	$9.98	0.10	(0.04)	0.06	—	—	—	$10.04	0.60%	0.82%	0.82%	0.36%	0.36%	36%	$53,748
2015	$10.20	0.05	(0.20)	(0.15)	(0.07)	—	(0.07)	$9.98	(1.43)%	0.82%	0.82%	0.10%	0.10%	56%	$117,032
2014	$10.53	0.07	(0.38)	(0.31)	—(7)	(0.02)	(0.02)	$10.20	(2.87)%	0.82%	0.82%	0.34%	0.34%	65%	$175,694
C Class
2018(3)	$9.74	0.09	(0.09)	—	(0.01)	—	(0.01)	$9.73	0.01%	1.57%(4)	1.57%(4)	1.79%(4)	1.79%(4)	10%	$20,898
2018	$9.89	0.05	(0.15)	(0.10)	(0.05)	—	(0.05)	$9.74	(0.99)%	1.57%	1.57%	0.52%	0.52%	31%	$22,600
2017	$9.78	0.07	0.04	0.11	—	—	—	$9.89	1.12%	1.57%	1.57%	0.69%	0.69%	48%	$27,511
2016	$9.80	(0.02)	—	(0.02)	—	—	—	$9.78	(0.20)%	1.57%	1.57%	(0.39)%	(0.39)%	36%	$31,482
2015	$10.05	(0.03)	(0.19)	(0.22)	(0.03)	—	(0.03)	$9.80	(2.18)%	1.57%	1.57%	(0.65)%	(0.65)%	56%	$40,247
2014	$10.45	—(7)	(0.38)	(0.38)	—	(0.02)	(0.02)	$10.05	(3.61)%	1.57%	1.57%	(0.41)%	(0.41)%	65%	$61,043
R Class
2018(3)	$10.26	0.11	(0.09)	0.02	(0.03)	—	(0.03)	$10.25	0.24%	1.07%(4)	1.07%(4)	2.29%(4)	2.29%(4)	10%	$16,005
2018	$10.41	0.11	(0.16)	(0.05)	(0.10)	—	(0.10)	$10.26	(0.45)%	1.07%	1.07%	1.02%	1.02%	31%	$13,120
2017	$10.25	0.13	0.03	0.16	—	—	—	$10.41	1.56%	1.07%	1.07%	1.19%	1.19%	48%	$12,039
2016	$10.21	—(7)	0.04	0.04	—	—	—	$10.25	0.39%	1.07%	1.07%	0.11%	0.11%	36%	$13,658
2015	$10.44	0.01	(0.18)	(0.17)	(0.06)	—	(0.06)	$10.21	(1.63)%	1.07%	1.07%	(0.15)%	(0.15)%	56%	$17,466
2014	$10.80	0.04	(0.38)	(0.34)	—	(0.02)	(0.02)	$10.44	(3.12)%	1.07%	1.07%	0.09%	0.09%	65%	$24,206

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$10.24	0.15	(0.09)	0.06	(0.07)	—	(0.07)	$10.23	0.57%	0.37%(4)	0.37%(4)	2.99%(4)	2.99%(4)	10%	$387,424
2018	$10.39	0.18	(0.16)	0.02	(0.17)	—	(0.17)	$10.24	0.25%	0.37%	0.37%	1.72%	1.72%	31%	$339,844
2017	$10.22	0.19	0.04	0.23	(0.06)	—	(0.06)	$10.39	2.30%	0.37%	0.37%	1.89%	1.89%	48%	$664,148
2016	$10.11	0.08	0.03	0.11	—(7)	—	—(7)	$10.22	1.10%	0.37%	0.37%	0.81%	0.81%	36%	$575,649
2015	$10.36	0.03	(0.13)	(0.10)	(0.15)	—	(0.15)	$10.11	(1.01)%	0.37%	0.37%	0.55%	0.55%	56%	$543,717
2014	$10.67	0.03	(0.29)	(0.26)	(0.03)	(0.02)	(0.05)	$10.36	(2.45)%	0.37%	0.37%	0.79%	0.79%	65%	$469,943
R6 Class
2018(3)	$10.24	0.15	(0.09)	0.06	(0.07)	—	(0.07)	$10.23	0.59%	0.32%(4)	0.32%(4)	3.04%(4)	3.04%(4)	10%	$9,708
2018	$10.38	0.18	(0.14)	0.04	(0.18)	—	(0.18)	$10.24	0.29%	0.32%	0.32%	1.77%	3.54%	31%	$8,280
2017	$10.22	0.20	0.03	0.23	(0.07)	—	(0.07)	$10.38	2.35%	0.32%	0.32%	1.94%	1.94%	48%	$199,340
2016	$10.11	0.06	0.06	0.12	(0.01)	—	(0.01)	$10.22	1.15%	0.32%	0.32%	0.86%	0.86%	36%	$166,472
2015	$10.36	(0.07)(8)	(0.03)	(0.10)	(0.15)	—	(0.15)	$10.11	(0.94)%	0.32%	0.32%	0.60%	0.60%	56%	$13,937
2014(9)	$10.37	(0.02)	0.03	0.01	—	(0.02)	(0.02)	$10.36	0.13%	0.32%(4)	0.32%(4)	(0.27)%(4)	(0.27)%(4)	65%(10)	$3,064
G Class
2018(3)	$10.25	0.17	(0.08)	0.09	(0.09)	—	(0.09)	$10.25	0.83%	0.01%(4)	0.32%(4)	3.35%(4)	3.04%(4)	10%	$450,481
2018(11)	$10.31	0.14	(0.07)	0.07	(0.13)	—	(0.13)	$10.25	0.66%	0.01%(4)	0.32%(4)	2.02%(4)	1.71%(4)	31%(6)	$468,758

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(7)	Per-share amount was less than $0.005.

(8)	Per-share amount was affected by certain income adjustments and timing of capital share transactions.

(9)	July 26, 2013 (commencement of sale) through March 31, 2014.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

(11)	July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was in the lowest quartile of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

33

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

34

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90816 1811

Semiannual Report

September 30, 2018

Short Duration Strategic Income Fund
Investor Class (ASDVX)
I Class (ASDHX)
Y Class (ASYDX)
A Class (ASADX)
C Class (ASCDX)
R Class (ASDRX)
R5 Class (ASDJX)
R6 Class (ASXDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	1.5 years
Weighted Average Life to Maturity	3.9 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	50.6%
Collateralized Mortgage Obligations	14.4%
Asset-Backed Securities	11.7%
Collateralized Loan Obligations	7.1%
Bank Loan Obligations	6.9%
Commercial Mortgage-Backed Securities	3.5%
Sovereign Governments and Agencies	0.9%
Temporary Cash Investments	6.5%
Other Assets and Liabilities	(1.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.80	$3.17	0.63%
I Class	$1,000	$1,010.30	$2.67	0.53%
Y Class	$1,000	$1,010.70	$2.17	0.43%
A Class	$1,000	$1,008.50	$4.43	0.88%
C Class	$1,000	$1,004.70	$8.19	1.63%
R Class	$1,000	$1,007.30	$5.69	1.13%
R5 Class	$1,000	$1,011.90	$2.17	0.43%
R6 Class	$1,000	$1,011.00	$1.92	0.38%
Hypothetical
Investor Class	$1,000	$1,021.91	$3.19	0.63%
I Class	$1,000	$1,022.41	$2.69	0.53%
Y Class	$1,000	$1,022.91	$2.18	0.43%
A Class	$1,000	$1,020.66	$4.46	0.88%
C Class	$1,000	$1,016.90	$8.24	1.63%
R Class	$1,000	$1,019.40	$5.72	1.13%
R5 Class	$1,000	$1,022.91	$2.18	0.43%
R6 Class	$1,000	$1,023.16	$1.93	0.38%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 50.6%
Auto Components — 1.2%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	$300,000	$300,750
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	400,000	401,722
		702,472
Automobiles — 1.0%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	250,000	252,500
General Motors Financial Co., Inc., 3.15%, 1/15/20	200,000	199,717
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	125,000	123,594
		575,811
Banks — 4.8%
Banistmo SA, 3.65%, 9/19/22	200,000	191,500
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	271,000	263,080
Citigroup, Inc., 2.70%, 3/30/21	600,000	589,947
Citigroup, Inc., 2.90%, 12/8/21	400,000	391,865
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	206,704
JPMorgan Chase & Co., 4.625%, 5/10/21	400,000	412,950
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	500,000	510,503
Zenith Bank plc, MTN, 6.25%, 4/22/19	200,000	201,526
		2,768,075
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	585,000	578,112
Biotechnology — 2.0%
Biogen, Inc., 3.625%, 9/15/22	575,000	576,761
Celgene Corp., 3.25%, 8/15/22	575,000	567,499
		1,144,260
Chemicals — 1.7%
Ecolab, Inc., 4.35%, 12/8/21	563,000	580,188
Sherwin-Williams Co. (The), 2.25%, 5/15/20	400,000	394,280
		974,468
Commercial Services and Supplies — 0.5%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	300,000	293,547
Communications Equipment — 0.9%
HTA Group Ltd., 9.125%, 3/8/22	400,000	412,027
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	100,000	101,953
		513,980
Construction Materials — 0.7%
Cemex SAB de CV, 6.125%, 5/5/25	200,000	206,750
Owens Corning, 4.20%, 12/15/22	200,000	200,591
		407,341
Consumer Finance — 0.5%
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	300,000	306,000

6

	Principal Amount	Value
Containers and Packaging — 1.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	$200,000	$198,750
Ball Corp., 5.00%, 3/15/22	300,000	309,975
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	6,784	6,809
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	300,000	298,725
		814,259
Diversified Financial Services — 2.9%
Banco Santander SA, 3.50%, 4/11/22	200,000	196,121
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	400,000	398,596
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	400,000	390,949
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	200,000	206,220
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	500,000	495,372
		1,687,258
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 3.875%, 8/15/21	350,000	353,264
Orange SA, 4.125%, 9/14/21	300,000	307,111
		660,375
Energy Equipment and Services — 0.1%
Transocean, Inc., 9.00%, 7/15/23(1)	75,000	81,750
Entertainment — 5.1%
Activision Blizzard, Inc., 2.30%, 9/15/21	575,000	558,269
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	300,000	304,398
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	600,000	600,609
CSC Holdings LLC, 6.75%, 11/15/21	310,000	327,438
Discovery Communications LLC, 5.625%, 8/15/19	92,000	94,035
DISH DBS Corp., 5.125%, 5/1/20	300,000	303,750
Netflix, Inc., 5.375%, 2/1/21	300,000	309,600
VTR Finance BV, 6.875%, 1/15/24	400,000	408,500
		2,906,599
Equity Real Estate Investment Trusts (REITs) — 1.4%
Essex Portfolio LP, 3.625%, 8/15/22	600,000	595,324
VEREIT Operating Partnership LP, 4.125%, 6/1/21	200,000	201,937
		797,261
Gas Utilities — 4.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	102,002
Energy Transfer Equity LP, 7.50%, 10/15/20	300,000	321,975
Energy Transfer Partners LP, 4.15%, 10/1/20	600,000	608,045
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	55,150	56,473
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	125,000	125,969
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	200,000	208,121
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	350,000	332,756
TransCanada PipeLines Ltd., VRN, 4.52%, 11/15/18, resets quarterly off the 3-month LIBOR plus 2.21%	200,000	187,594

7

	Principal Amount	Value
Williams Cos., Inc. (The), 4.125%, 11/15/20	$400,000	$404,885
		2,347,820
Health Care Equipment and Supplies — 0.7%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	375,000	376,579
Health Care Providers and Services — 3.1%
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	300,000	293,250
DaVita, Inc., 5.75%, 8/15/22	300,000	306,630
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	400,000	403,789
Tenet Healthcare Corp., 4.75%, 6/1/20	300,000	304,875
UnitedHealth Group, Inc., 2.875%, 12/15/21	500,000	494,530
		1,803,074
Hotels, Restaurants and Leisure — 2.9%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	300,000	291,090
International Game Technology plc, 6.25%, 2/15/22(1)	175,000	182,000
MGM Resorts International, 6.625%, 12/15/21	300,000	318,600
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	300,000	295,133
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	575,000	605,637
		1,692,460
Industrial Conglomerates — 0.4%
Rumo Luxembourg Sarl, 7.375%, 2/9/24	200,000	204,830
Insurance — 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	300,000	305,860
American International Group, Inc., 4.125%, 2/15/24	235,000	236,277
International Lease Finance Corp., 4.625%, 4/15/21	235,000	240,193
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	300,000	310,824
		1,093,154
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	200,000	198,993
IT Services — 0.5%
Symantec Corp., 4.20%, 9/15/20	300,000	303,347
Media — 2.6%
Lamar Media Corp., 5.375%, 1/15/24	300,000	307,500
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(1)	400,000	411,209
TBG Global Pte Ltd., 5.25%, 2/10/22	200,000	198,222
Viacom, Inc., 3.125%, 6/15/22	600,000	578,830
		1,495,761
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc., 5.00%, 12/15/21	310,000	313,100
Multi-Utilities — 1.8%
American Electric Power Co., Inc., 2.15%, 11/13/20	300,000	293,742
Progress Energy, Inc., 3.15%, 4/1/22	200,000	196,949
Sempra Energy, 2.875%, 10/1/22	575,000	557,929
		1,048,620
Oil, Gas and Consumable Fuels — 2.5%
Anadarko Petroleum Corp., 4.85%, 3/15/21	500,000	514,051
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	200,000	205,502
Newfield Exploration Co., 5.75%, 1/30/22	300,000	315,375

8

	Principal Amount	Value
Petroleos Mexicanos, 4.875%, 1/24/22	$200,000	$202,800
YPF SA, 8.75%, 4/4/24	200,000	199,750
		1,437,478
Paper and Forest Products — 0.4%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	200,000	208,144
Pharmaceuticals — 0.5%
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	275,000	265,880
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	198,500
Technology Hardware, Storage and Peripherals — 0.9%
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	300,000	301,557
Seagate HDD Cayman, 4.25%, 3/1/22	242,000	240,638
		542,195
Wireless Telecommunication Services — 0.6%
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	200,000	205,125
Digicel Group Ltd., 8.25%, 9/30/20	200,000	153,250
		358,375
TOTAL CORPORATE BONDS (Cost $29,563,755)		29,099,878
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 14.4%
Private Sponsor Collateralized Mortgage Obligations — 4.1%
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.36%, 10/1/18(4)	34,735	34,721
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.65%, 10/1/18(4)	65,069	65,970
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 10/1/18(4)	82,607	80,891
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.87%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	24,696	24,968
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 10/1/18(4)	69,171	68,700
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.49%, 10/1/18(4)	74,329	75,397
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	100,598	102,184
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.71%, 10/1/18(4)	49,652	45,334
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.90%, 10/1/18(4)	53,706	54,936
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.45%, 10/1/18(4)	155,799	158,121
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 10/1/18(4)	29,835	31,081
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 10/1/18(1)(4)	537,963	542,448
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.96%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.74%	103,790	102,539
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 10/1/18(4)	55,759	55,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.92%, 10/1/18(4)	8,270	8,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.43%, 10/1/18(4)	27,487	28,297

9

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.21%, 10/1/18(4)	$50,371	$51,276
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.49%, 10/1/18(4)	100,000	101,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.30%, 10/1/18(4)	50,633	50,570
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.91%, 10/1/18(4)	116,229	117,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.23%, 10/1/18(4)	43,694	44,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.71%, 10/1/18(4)	28,666	28,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.71%, 10/1/18(4)	105,816	104,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.90%, 10/1/18(4)	168,327	158,570
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.19%, 10/1/18(4)	78,157	78,742
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	41,990	41,816
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	16,982	17,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	92,074	92,534
		2,367,068
U.S. Government Agency Collateralized Mortgage Obligations — 10.3%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 3.25%	100,000	112,278
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.42%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.20%	320,603	324,303
FHLMC, Series 2018-DNA1, Class M2, VRN, 4.02%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.80%	300,000	298,489
FNMA, Series 2014-C02, Class 2M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	301,888	320,281
FNMA, Series 2016-C03, Class 2M2, VRN, 8.12%, 10/25/18, resets monthly off the 1-month LIBOR plus 5.90%	50,000	57,998
FNMA, Series 2016-C04, Class 1M2, VRN, 6.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 4.25%	100,000	112,922
FNMA, Series 2017-C03, Class 1M1, VRN, 3.17%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.95%	326,583	328,724
FNMA, Series 2017-C03, Class 1M2, VRN, 5.22%, 10/25/18, resets monthly off the 1-month LIBOR plus 3.00%	125,000	134,764
FNMA, Series 2017-C07, Class 1M2, VRN, 4.62%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.40%	1,125,000	1,166,726
FNMA, Series 2018-C01, Class 1M2, VRN, 4.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.25%	2,000,000	2,048,174
FNMA, Series 2018-C03, Class 1M2, VRN, 4.37%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.15%	1,000,000	1,014,112
		5,918,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,177,100)		8,285,839
ASSET-BACKED SECURITIES(3) — 11.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	166,667	166,847
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	350,000	349,129

10

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A SEQ, 2.50%, 2/20/21(1)	$300,000	$297,736
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	303,438	296,706
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	33,715	32,726
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	195,498	196,030
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(1)	325,000	322,287
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	200,000	198,707
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	26,608	26,456
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	233,516	229,549
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 10/25/18(1)(4)	46,703	45,913
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	32,084	31,491
Hilton Grand Vacations Trust, Series 2018-AA, Class B, VRN, 3.70%, 10/25/18(1)(4)	275,000	274,718
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.01%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	149,164	149,790
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.31%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	125,000	125,520
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.86%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	596,752	596,078
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.11%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	325,000	324,079
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	275,000	275,492
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.24%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.08%(1)	150,000	150,549
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.44%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)	175,000	175,537
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.31%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	200,000	201,229
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	132,031	131,082
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	95,556	95,417
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	114,721	113,188
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	59,555	57,996
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	23,741	22,981
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	157,544	152,301
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.56%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	49,951	50,070
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	99,680	96,194
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	125,000	122,925
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	150,000	146,937

11

	Principal Amount	Value
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)(5)	$400,000	$400,000
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)(5)	275,000	274,957
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	32,022	31,653
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	39,762	39,491
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	45,294	44,866
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	109,368	107,861
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	21,658	21,242
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	120,758	117,687
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	93,308	90,606
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	118,313	118,053
TOTAL ASSET-BACKED SECURITIES (Cost $6,737,726)		6,702,076
COLLATERALIZED LOAN OBLIGATIONS(3) — 7.1%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.86%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	225,000	224,063
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	300,000	298,107
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	175,000	174,232
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	225,000	222,428
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	300,000	298,148
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.62%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	325,000	322,243
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	350,000	347,702
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)	250,000	249,084
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)	350,000	349,295
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	110,000	110,552
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.84%, 10/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	400,000	399,909
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.84%, 10/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	350,000	348,977
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)	350,000	349,985
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.74%, 10/25/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	400,000	393,510
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,108,299)		4,088,235

12

	Principal Amount	Value
BANK LOAN OBLIGATIONS(6) — 6.9%
Consumer Discretionary — 0.6%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 12/22/24(7)	$350,000	$352,310
Consumer, Non-cyclical — 0.5%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 5/24/24(7)	300,000	300,481
Diversified Telecommunication Services — 1.4%
CenturyLink, Inc., 2017 Term Loan B, 4.99%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	228,847	227,531
Level 3 Financing Inc., 2017 Term Loan B, 4.43%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	230,000	230,911
Zayo Group, LLC, 2017 Incremental Term Loan, 4.49%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	330,000	331,919
		790,361
Equity Real Estate Investment Trusts (REITs) — 0.4%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 3/21/25(7)	20,000	20,049
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.24%, 3/21/25, resets monthly off the 1-month LIBOR plus 2.00%	198,980	199,461
		219,510
Health Care Providers and Services — 0.3%
HCA Inc., 2018 Term Loan B10, 4.24%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	149,250	150,535
Hotels, Restaurants and Leisure — 0.6%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	55,062	55,158
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	44,684	44,762
Hilton Worldwide Finance, LLC, Term Loan B2, 3.97%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	220,000	221,238
		321,158
IT Services — 0.6%
First Data Corporation, 2024 USD Term Loan, 4.21%, 4/26/24, resets monthly off the 1-month LIBOR plus 2.00%	330,000	330,647
Media — 0.1%
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.41%, 7/17/25, resets monthly off the 1-month LIBOR plus 2.25%	50,000	50,083
Pharmaceuticals — 1.1%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.49%, 5/20/24, resets monthly off the 1-month LIBOR plus 2.25%	312,228	314,644
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.10%, 6/1/25, resets monthly off the 1-month LIBOR plus 3.00%	322,984	324,988
		639,632
Technology Hardware, Storage and Peripherals — 0.9%
Dell International LLC, 2017 Term Loan B, 9/7/23(7)	160,000	160,514
Dell International LLC, 2017 Term Loan B, 4.25%, 9/7/23, resets monthly off the 1-month LIBOR plus 2.00%	149,623	150,103
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	228,850	229,565
		540,182

13

	Principal Amount	Value
Wireless Telecommunication Services — 0.4%
Sprint Communications, Inc., 1st Lien Term Loan B, 2/2/24(7)	$250,000	$250,938
TOTAL BANK LOAN OBLIGATIONS (Cost $3,944,259)		3,945,837
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.5%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	150,000	147,397
BX Trust, Series 2018-MCSF, Class A, VRN, 2.74%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.58%(1)	100,000	99,803
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.83%, 10/1/18(4)	260,000	271,136
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/18(4)	75,000	75,931
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/18(4)	125,000	125,934
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	250,000	248,527
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.86%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	150,000	150,299
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/18(1)(4)	250,000	247,071
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/18(4)	250,000	252,736
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 10/1/18(4)	190,000	196,185
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/18(1)(4)	200,000	197,102
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,059,632)		2,012,121
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21	150,000	143,889
Egypt — 0.3%
Egypt Government International Bond, 6.125%, 1/31/22	200,000	200,542
South Africa — 0.4%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	200,000	204,066
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $573,353)		548,497
TEMPORARY CASH INVESTMENTS — 6.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $2,350,284), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $2,307,361)		2,306,977
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,373,424), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $1,346,118)		1,346,000
U.S. Treasury Bills, 1.99%, 10/25/18(8)(9)	100,000	99,862
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,752,847)		3,752,839
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $58,916,971)		58,435,322
OTHER ASSETS AND LIABILITIES — (1.6)%		(941,106)
TOTAL NET ASSETS — 100.0%		$57,494,216

14

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	748,212	USD	577,360	Morgan Stanley	12/19/18	$2,884
USD	143,496	EUR	122,441	JPMorgan Chase Bank N.A.	12/19/18	404
USD	278,743	HUF	77,583,611	UBS AG	12/19/18	(1,617)
IDR	4,260,603,188	USD	279,201	Goldman Sachs & Co.	12/19/18	3,082
MYR	946,661	USD	228,063	Goldman Sachs & Co.	12/19/18	432
USD	227,700	MYR	946,661	Goldman Sachs & Co.	12/19/18	(795)
NOK	4,184,788	USD	508,412	Goldman Sachs & Co.	12/19/18	7,492
USD	279,847	PHP	15,277,407	Goldman Sachs & Co.	12/19/18	(990)
THB	7,479,947	USD	230,649	Goldman Sachs & Co.	12/19/18	1,219
USD	228,969	THB	7,479,947	Goldman Sachs & Co.	12/19/18	(2,899)
						$9,212

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	15	December 2018	USD	1,500,000	$1,687,148	$(10,288)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	10	December 2018	EUR	1,000,000	$1,517,493	$10,549
U.S. Treasury 10-Year Notes	13	December 2018	USD	1,300,000	1,544,156	14,392
					$3,061,649	$24,941

15

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,004,455, which represented 27.8% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(8)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $60,905.

(9)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $58,916,971)	$58,435,322
Foreign currency holdings, at value (cost of $466)	463
Receivable for investments sold	874,955
Receivable for capital shares sold	590,213
Receivable for variation margin on futures contracts	414
Unrealized appreciation on forward foreign currency exchange contracts	15,513
Interest receivable	459,569
60,376,449

Liabilities
Disbursements in excess of demand deposit cash	4,595
Payable for investments purchased	2,780,387
Payable for capital shares redeemed	58,335
Payable for variation margin on futures contracts	3,372
Unrealized depreciation on forward foreign currency exchange contracts	6,301
Accrued management fees	23,588
Distribution and service fees payable	971
Dividends payable	4,684
2,882,233

Net Assets	$57,494,216

Net Assets Consist of:
Capital paid in	$59,048,977
Distributions in excess of net investment income	(27,007)
Accumulated net realized loss	(1,070,057)
Net unrealized depreciation	(457,697)
$57,494,216

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$36,920,693	3,890,413	$9.49
I Class	$15,618,710	1,646,323	$9.49
Y Class	$5,127	540	$9.49
A Class	$1,990,643	209,763	$9.49*
C Class	$566,007	59,637	$9.49
R Class	$709,012	74,692	$9.49
R5 Class	$601,831	63,378	$9.50
R6 Class	$1,082,193	113,999	$9.49
*Maximum offering price $9.71 (net asset value divided by 0.9775).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$825,327

Expenses:
Management fees	154,345
Distribution and service fees:
A Class	2,046
C Class	1,727
R Class	824
Trustees' fees and expenses	1,665
Other expenses	774
161,381
Fees waived(1)	(17,294)
144,087

Net investment income (loss)	681,240

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(308,203)
Forward foreign currency exchange contract transactions	26,963
Futures contract transactions	(40,699)
Swap agreement transactions	319
Foreign currency translation transactions	(27)
(321,647)

Change in net unrealized appreciation (depreciation) on:
Investments	98,779
Forward foreign currency exchange contracts	(1,373)
Futures contracts	35,942
Swap agreements	161
Translation of assets and liabilities in foreign currencies	81
133,590

Net realized and unrealized gain (loss)	(188,057)

Net Increase (Decrease) in Net Assets Resulting from Operations	$493,183

(1)	Amount consists of $11,490, $2,206, $2, $620, $121, $89, $2,372 and $394 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$681,240	$903,867
Net realized gain (loss)	(321,647)	(8,642)
Change in net unrealized appreciation (depreciation)	133,590	(428,923)
Net increase (decrease) in net assets resulting from operations	493,183	466,302

Distributions to Shareholders
From net investment income:
Investor Class	(436,094)	(435,683)
I Class	(102,648)	(156)
Y Class	(75)	(117)
A Class	(20,395)	(152,385)
C Class	(3,065)	(14,118)
R Class	(3,799)	(16,300)
R5 Class	(90,816)	(175,518)
R6 Class	(16,323)	(26,381)
Decrease in net assets from distributions	(673,215)	(820,658)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	12,829,548	13,789,319

Net increase (decrease) in net assets	12,649,516	13,434,963

Net Assets
Beginning of period	44,844,700	31,409,737
End of period	$57,494,216	$44,844,700

Distributions in excess of net investment income	$(27,007)	$(35,032)

See Notes to Financial Statements.

19

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

20

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

21

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From April 1, 2018 through July 31, 2018, the investment advisor agreed to waive 0.09% of the fund's management fee. Effective August 1, 2018, the investment advisor decreased this waiver to 0.04% and decreased the annual management fee by 0.14%. The investment advisor expects this waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Trustees.

22

The annual management fee and the effective annual management fee before and after waiver for each class for the period ended September 30, 2018 are as follows:

		Effective Annual Management Fee
	Annual Management Fee*	Before Waiver	After Waiver
Investor Class	0.60%	0.69%	0.62%
I Class	0.50%	0.59%	0.52%
Y Class	0.40%	0.49%	0.42%
A Class	0.60%	0.69%	0.62%
C Class	0.60%	0.69%	0.62%
R Class	0.60%	0.69%	0.62%
R5 Class	0.40%	0.49%	0.42%
R6 Class	0.35%	0.44%	0.37%
*Prior to August 1, 2018, the annual management fee was 0.74% for the Investor Class, A Class, C Class and R Class, 0.64% for the I Class, 0.54% for the Y Class and R5 Class and 0.49% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $29,312,190, of which $4,323,291 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $16,637,770, of which $1,580,601 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,649,830	$25,161,641	3,129,598	$30,049,274
Issued in reinvestment of distributions	42,634	404,740	44,557	427,918
Redeemed	(2,157,140)	(20,479,475)	(996,329)	(9,569,215)
	535,324	5,086,906	2,177,826	20,907,977
I Class
Sold	1,935,755	18,359,452	1,963	18,771
Issued in reinvestment of distributions	10,825	102,648	16	156
Redeemed	(302,236)	(2,867,280)	—	—
	1,644,344	15,594,820	1,979	18,927
Y Class
Sold	—	—	521	5,001
Issued in reinvestment of distributions	7	75	12	117
	7	75	533	5,118
A Class
Sold	147,104	1,394,149	85,309	819,847
Issued in reinvestment of distributions	2,059	19,552	15,687	150,904
Redeemed	(364,616)	(3,471,898)	(682,652)	(6,545,960)
	(215,453)	(2,058,197)	(581,656)	(5,575,209)
C Class
Sold	33,132	314,383	17,165	164,984
Issued in reinvestment of distributions	321	3,049	1,459	14,034
Redeemed	(15,558)	(148,092)	(102,493)	(979,768)
	17,895	169,340	(83,869)	(800,750)
R Class
Sold	71,686	679,591	1,805	17,454
Issued in reinvestment of distributions	399	3,788	1,682	16,187
Redeemed	(3,512)	(33,312)	(104,833)	(1,001,686)
	68,573	650,067	(101,346)	(968,045)
R5 Class
Sold	3,193	30,373	—	—
Issued in reinvestment of distributions	9,505	90,272	18,200	175,001
Redeemed	(711,590)	(6,750,349)	—	—
	(698,892)	(6,629,704)	18,200	175,001
R6 Class
Issued in reinvestment of distributions	1,710	16,241	2,736	26,300
Net increase (decrease)	1,353,508	$12,829,548	1,434,403	$13,789,319

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class and Y Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$29,099,878	—
Collateralized Mortgage Obligations	—	8,285,839	—
Asset-Backed Securities	—	6,702,076	—
Collateralized Loan Obligations	—	4,088,235	—
Bank Loan Obligations	—	3,945,837	—
Commercial Mortgage-Backed Securities	—	2,012,121	—
Sovereign Governments and Agencies	—	548,497	—
Temporary Cash Investments	—	3,752,839	—
	—	$58,435,322	—
Other Financial Instruments
Futures Contracts	$14,392	$10,549	—
Forward Foreign Currency Exchange Contracts	—	15,513	—
	$14,392	$26,062	—

Liabilities
Other Financial Instruments
Futures Contracts	$10,288	—	—
Forward Foreign Currency Exchange Contracts	—	$6,301	—
	$10,288	$6,301	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,320,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $6,215,475.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $1,500,000 futures contracts purchased and $2,512,211 futures contracts sold.

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Value of Derivative Instruments as of September 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$15,513	Unrealized depreciation on forward foreign currency exchange contracts	$6,301
Interest Rate Risk	Receivable for variation margin on futures contracts*	414	Payable for variation margin on futures contracts*	3,372
		$15,927		$9,673

* Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$319	Change in net unrealized appreciation (depreciation) on swap agreements	$161
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	26,963	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,373)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(40,699)	Change in net unrealized appreciation (depreciation) on futures contracts	35,942
		$(13,417)		$34,730

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investments in secured and unsecured participations in bank loan obligations and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$58,917,039
Gross tax appreciation of investments	$147,206
Gross tax depreciation of investments	(628,923)
Net tax appreciation (depreciation) of investments	$(481,717)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(172,685) and accumulated long-term capital losses of $(591,850), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2018, the fund had late-year ordinary loss deferrals of $(28,470), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.53	0.14	(0.05)	0.09	(0.13)	—	(0.13)	$9.49	0.98%	0.63%(4)	0.70%(4)	2.82%(4)	2.75%(4)	36%	$36,921
2018	$9.60	0.23	(0.09)	0.14	(0.21)	—	(0.21)	$9.53	1.50%	0.63%	0.75%	2.43%	2.31%	57%	$31,975
2017	$9.31	0.24	0.31	0.55	(0.25)	(0.01)	(0.26)	$9.60	5.96%	0.60%	0.75%	2.54%	2.39%	29%	$11,304
2016	$9.75	0.26	(0.38)	(0.12)	(0.32)	—	(0.32)	$9.31	(1.26)%	0.60%	0.75%	2.69%	2.54%	19%	$4,927
2015(5)	$10.00	0.18	(0.20)	(0.02)	(0.23)	—	(0.23)	$9.75	(0.16)%	0.61%(4)	0.75%(4)	2.78%(4)	2.64%(4)	18%	$9,879
I Class
2018(3)	$9.53	0.14	(0.04)	0.10	(0.14)	—	(0.14)	$9.49	1.03%	0.53%(4)	0.60%(4)	2.92%(4)	2.85%(4)	36%	$15,619
2018(6)	$9.61	0.24	(0.11)	0.13	(0.21)	—	(0.21)	$9.53	1.39%	0.53%(4)	0.65%(4)	2.56%(4)	2.44%(4)	57%(7)	$19
Y Class
2018(3)	$9.53	0.14	(0.04)	0.10	(0.14)	—	(0.14)	$9.49	1.07%	0.43%(4)	0.50%(4)	3.02%(4)	2.95%(4)	36%	$5
2018(6)	$9.61	0.25	(0.11)	0.14	(0.22)	—	(0.22)	$9.53	1.49%	0.43%(4)	0.55%(4)	2.62%(4)	2.50%(4)	57%(7)	$5
A Class
2018(3)	$9.53	0.09	(0.01)	0.08	(0.12)	—	(0.12)	$9.49	0.85%	0.88%(4)	0.95%(4)	2.57%(4)	2.50%(4)	36%	$1,991
2018	$9.60	0.21	(0.09)	0.12	(0.19)	—	(0.19)	$9.53	1.25%	0.88%	1.00%	2.18%	2.06%	57%	$4,052
2017	$9.31	0.22	0.31	0.53	(0.23)	(0.01)	(0.24)	$9.60	5.69%	0.85%	1.00%	2.29%	2.14%	29%	$9,669
2016	$9.75	0.23	(0.38)	(0.15)	(0.29)	—	(0.29)	$9.31	(1.50)%	0.85%	1.00%	2.44%	2.29%	19%	$9,901
2015(5)	$10.00	0.17	(0.20)	(0.03)	(0.22)	—	(0.22)	$9.75	(0.33)%	0.86%(4)	1.00%(4)	2.53%(4)	2.39%(4)	18%	$7,288

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$9.53	0.06	(0.02)	0.04	(0.08)	—	(0.08)	$9.49	0.47%	1.63%(4)	1.70%(4)	1.82%(4)	1.75%(4)	36%	$566
2018	$9.60	0.14	(0.09)	0.05	(0.12)	—	(0.12)	$9.53	0.49%	1.63%	1.75%	1.43%	1.31%	57%	$398
2017	$9.31	0.15	0.30	0.45	(0.15)	(0.01)	(0.16)	$9.60	4.91%	1.60%	1.75%	1.54%	1.39%	29%	$1,206
2016	$9.75	0.16	(0.38)	(0.22)	(0.22)	—	(0.22)	$9.31	(2.24)%	1.60%	1.75%	1.69%	1.54%	19%	$1,104
2015(5)	$10.00	0.12	(0.20)	(0.08)	(0.17)	—	(0.17)	$9.75	(0.83)%	1.61%(4)	1.75%(4)	1.78%(4)	1.64%(4)	18%	$1,009
R Class
2018(3)	$9.53	0.09	(0.02)	0.07	(0.11)	—	(0.11)	$9.49	0.73%	1.13%(4)	1.20%(4)	2.32%(4)	2.25%(4)	36%	$709
2018	$9.60	0.19	(0.09)	0.10	(0.17)	—	(0.17)	$9.53	1.00%	1.13%	1.25%	1.93%	1.81%	57%	$58
2017	$9.31	0.19	0.31	0.50	(0.20)	(0.01)	(0.21)	$9.60	5.43%	1.10%	1.25%	2.04%	1.89%	29%	$1,032
2016	$9.75	0.21	(0.38)	(0.17)	(0.27)	—	(0.27)	$9.31	(1.75)%	1.10%	1.25%	2.19%	2.04%	19%	$979
2015(5)	$10.00	0.15	(0.20)	(0.05)	(0.20)	—	(0.20)	$9.75	(0.49)%	1.11%(4)	1.25%(4)	2.28%(4)	2.14%(4)	18%	$995
R5 Class
2018(3)	$9.53	0.14	(0.03)	0.11	(0.14)	—	(0.14)	$9.50	1.19%	0.43%(4)	0.50%(4)	3.02%(4)	2.95%(4)	36%	$602
2018	$9.60	0.25	(0.09)	0.16	(0.23)	—	(0.23)	$9.53	1.71%	0.43%	0.55%	2.63%	2.51%	57%	$7,267
2017	$9.31	0.26	0.31	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.17%	0.40%	0.55%	2.74%	2.59%	29%	$7,146
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	—	(0.34)	$9.31	(1.06)%	0.40%	0.55%	2.89%	2.74%	19%	$6,729
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	—	(0.25)	$9.75	(0.02)%	0.41%(4)	0.55%(4)	2.98%(4)	2.84%(4)	18%	$7,301

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2018(3)	$9.53	0.14	(0.04)	0.10	(0.14)	—	(0.14)	$9.49	1.10%	0.38%(4)	0.45%(4)	3.07%(4)	3.00%(4)	36%	$1,082
2018	$9.60	0.26	(0.09)	0.17	(0.24)	—	(0.24)	$9.53	1.76%	0.38%	0.50%	2.68%	2.56%	57%	$1,070
2017	$9.31	0.27	0.30	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.22%	0.35%	0.50%	2.79%	2.64%	29%	$1,052
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	—	(0.34)	$9.31	(1.01)%	0.35%	0.50%	2.94%	2.79%	19%	$990
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	—	(0.25)	$9.75	0.01%	0.36%(4)	0.50%(4)	3.03%(4)	2.89%(4)	18%	$1,000

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	July 28, 2014 (fund inception) through March 31, 2015.

(6)	April 10, 2017 (commencement of sale) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

32

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

33

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer universe. The Board and the Advisor agreed to both a permanent change to the fund's fee schedule that should have the effect of lowering the fund's annual unified management fee by approximately 0.14%, beginning August 1, 2018, and a temporary reduction of the Fund's annual unified management fee of 0.04% (e.g., the Investor Class unified fee will be reduced from approximately 0.74% to 0.56%) for at least one year, beginning August 1, 2018. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

34

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90820 1811

Semiannual Report

September 30, 2018

Strategic Income Fund
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	3.3 years
Weighted Average Life to Maturity	7.9 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	37.4%
Collateralized Mortgage Obligations	10.4%
Sovereign Governments and Agencies	9.6%
Mutual Funds	9.2%
Collateralized Loan Obligations	7.3%
Asset-Backed Securities	6.9%
Bank Loan Obligations	6.4%
Commercial Mortgage-Backed Securities	6.4%
Preferred Stocks	4.2%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	(0.9)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,008.60	$3.47	0.69%
I Class	$1,000	$1,010.10	$2.97	0.59%
Y Class	$1,000	$1,010.60	$2.47	0.49%
A Class	$1,000	$1,007.40	$4.73	0.94%
C Class	$1,000	$1,003.50	$8.49	1.69%
R Class	$1,000	$1,007.10	$5.99	1.19%
R5 Class	$1,000	$1,009.60	$2.47	0.49%
R6 Class	$1,000	$1,009.80	$2.22	0.44%
Hypothetical
Investor Class	$1,000	$1,021.61	$3.50	0.69%
I Class	$1,000	$1,022.11	$2.99	0.59%
Y Class	$1,000	$1,022.61	$2.48	0.49%
A Class	$1,000	$1,020.36	$4.76	0.94%
C Class	$1,000	$1,016.60	$8.54	1.69%
R Class	$1,000	$1,019.10	$6.02	1.19%
R5 Class	$1,000	$1,022.61	$2.48	0.49%
R6 Class	$1,000	$1,022.86	$2.23	0.44%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 37.4%
Auto Components — 0.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	$61,000	$62,372
Tenneco, Inc., 5.00%, 7/15/26	75,000	66,844
		129,216
Automobiles — 0.9%
Ford Motor Co., 4.35%, 12/8/26	125,000	117,895
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	25,000	24,719
		142,614
Banks — 0.7%
BBVA Bancomer SA, 7.25%, 4/22/20	100,000	104,560
Building Products — 0.6%
Masco Corp., 4.45%, 4/1/25	100,000	101,080
Capital Markets — 0.5%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	80,000	71,996
Chemicals — 0.6%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	100,000	96,650
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24	75,000	76,759
Consumer Discretionary — 0.5%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	75,000	71,625
Consumer Finance — 0.5%
Discover Financial Services, 3.75%, 3/4/25	75,000	71,560
Containers and Packaging — 1.9%
Ball Corp., 5.00%, 3/15/22	75,000	77,494
Berry Global, Inc., 5.125%, 7/15/23	75,000	76,087
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	75,000	75,488
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	75,000	74,681
		303,750
Diversified Financial Services — 0.4%
Ally Financial, Inc., 4.625%, 3/30/25	65,000	64,756
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 4.45%, 4/1/24	100,000	101,848
Energy Equipment and Services — 0.6%
Ensco plc, 8.00%, 1/31/24	46,000	46,575
Transocean, Inc., 9.00%, 7/15/23(1)	45,000	49,050
		95,625
Entertainment — 2.5%
AMC Networks, Inc., 4.75%, 8/1/25	100,000	96,207
CSC Holdings LLC, 6.75%, 11/15/21	75,000	79,219

6

		Principal Amount/Shares	Value
DISH DBS Corp., 5.125%, 5/1/20		$75,000	$75,937
Gray Television, Inc., 5.125%, 10/15/24(1)		75,000	72,656
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)		75,000	73,594
			397,613
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp., 3.375%, 10/15/26		125,000	116,554
Crown Castle International Corp., 5.25%, 1/15/23		95,000	99,655
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100,000	95,000
			311,209
Food Products — 0.6%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		100,000	98,250
Gas Utilities — 2.1%
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		115,000	129,949
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		125,000	118,734
Williams Cos., Inc. (The), 3.70%, 1/15/23		75,000	74,250
			322,933
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 3.75%, 11/30/26		50,000	49,929
Health Care Providers and Services — 2.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22		25,000	25,063
CHS / Community Health Systems, Inc., 5.125%, 8/1/21		75,000	73,312
DaVita, Inc., 5.125%, 7/15/24		80,000	77,600
Express Scripts Holding Co., 4.50%, 2/25/26		100,000	101,006
Tenet Healthcare Corp., 4.75%, 6/1/20		75,000	76,219
			353,200
Hotels, Restaurants and Leisure — 1.5%
Aramark Services, Inc., 4.75%, 6/1/26		75,000	73,687
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		75,000	72,773
International Game Technology plc, 6.25%, 2/15/22(1)		80,000	83,200
			229,660
Household Durables — 1.4%
Lennar Corp., 4.75%, 5/30/25		75,000	73,406
M.D.C. Holdings, Inc., 5.50%, 1/15/24		65,000	65,163
PulteGroup, Inc., 5.50%, 3/1/26		75,000	74,906
			213,475
Industrial Conglomerates — 0.5%
HD Supply, Inc., VRN, 5.75%, 4/15/24(1)(2)		75,000	79,031
Insurance — 2.7%
AXA SA, MTN, VRN, 3.375%, 7/6/27(2)	EUR	100,000	118,935
CNP Assurances, VRN, 4.50%, 6/10/27(2)	EUR	100,000	127,836
Liberty Mutual Group, Inc., VRN, 5.24%, 12/17/18, resets quarterly off the 3-month LIBOR plus 2.91%(1)		$125,000	122,187
Voya Financial, Inc., VRN, 5.65%, 5/15/23(2)		50,000	50,518
			419,476
IT Services — 1.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		125,000	115,651

7

	Principal Amount/Shares	Value
First Data Corp., 5.00%, 1/15/24(1)	$75,000	$75,713
		191,364
Media — 2.9%
21st Century Fox America, Inc., 6.90%, 8/15/39	75,000	102,267
Lamar Media Corp., 5.375%, 1/15/24	90,000	92,250
Viacom, Inc., 3.125%, 6/15/22	150,000	144,707
Warner Media LLC, 3.80%, 2/15/27	120,000	114,922
		454,146
Metals and Mining — 0.5%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	75,000	72,744
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc., 5.00%, 12/15/21	75,000	75,750
Multi-Utilities — 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	74,813
Exelon Generation Co. LLC, 5.60%, 6/15/42	100,000	102,612
		177,425
Oil, Gas and Consumable Fuels — 3.3%
Anadarko Petroleum Corp., 6.45%, 9/15/36	100,000	114,293
Continental Resources, Inc., 5.00%, 9/15/22	48,000	48,748
Lukoil International Finance BV, 7.25%, 11/5/19	100,000	103,808
MEG Energy Corp., 7.00%, 3/31/24(1)	50,000	45,750
Newfield Exploration Co., 5.375%, 1/1/26	100,000	104,125
Petrobras Global Finance BV, 5.30%, 1/27/25	31,000	29,032
Petroleos Mexicanos, 6.00%, 3/5/20	64,000	65,968
		511,724
Pharmaceuticals — 0.7%
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	25,000	25,000
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	46,938
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	40,000	33,343
		105,281
Software — 1.0%
Symantec Corp., 5.00%, 4/15/25(1)	150,000	149,024
Specialty Retail — 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	75,000	74,883
Technology Hardware, Storage and Peripherals — 0.3%
Seagate HDD Cayman, 4.75%, 6/1/23	55,000	54,760
Textiles, Apparel and Luxury Goods — 0.4%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	68,381
TOTAL CORPORATE BONDS (Cost $5,955,808)		5,842,297
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 10.4%
Private Sponsor Collateralized Mortgage Obligations — 8.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.65%, 10/1/18(4)	48,802	49,477
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 10/1/18(4)	21,242	20,801

8

	Principal Amount/Shares	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.87%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	$46,428	$46,940
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.01%, 10/1/18(4)	8,136	7,863
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	29,119	30,058
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 10/1/18(4)	69,171	68,700
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.49%, 10/1/18(4)	34,687	35,185
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	27,751	28,189
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 10/1/18(4)	38,626	38,961
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.71%, 10/1/18(4)	19,277	17,600
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.90%, 10/1/18(4)	32,224	32,962
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.23%, 10/1/18(4)	12,149	12,245
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.11%, 10/25/18(4)	57,058	56,735
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 10/1/18(1)(4)	125,525	126,571
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 10/1/18(4)	27,879	27,527
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.07%, 10/1/18(4)	25,759	26,004
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.92%, 10/1/18(4)	16,397	17,042
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	13,426	13,389
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.13%, 10/1/18(4)	27,263	28,005
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.49%, 10/1/18(4)	35,000	35,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 4.48%, 10/1/18(4)	12,009	12,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	44,489	44,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	9,382	9,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	16,986	17,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 10/1/18(4)	57,741	56,611
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.26%, 10/1/18(4)	16,568	16,274
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.30%, 10/1/18(4)	20,253	20,228
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.23%, 10/1/18(4)	35,502	36,114
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.71%, 10/1/18(4)	6,143	6,081

9

		Principal Amount/Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.71%, 10/1/18(4)		$13,104	$12,958
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.90%, 10/1/18(4)		49,733	46,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.19%, 10/1/18(4)		19,539	19,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37		33,592	33,453
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37		5,434	5,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37		19,154	19,333
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37		39,899	40,098
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37		140,683	140,424
			1,256,146
U.S. Government Agency Collateralized Mortgage Obligations — 2.3%
FHLMC, Series 2018-DNA1, Class M2, VRN, 4.02%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.80%		100,000	99,497
FNMA, Series 2017-C05, Class 1M2, VRN, 4.42%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.20%		100,000	103,162
FNMA, Series 2017-C06, Class 2M2, VRN, 5.02%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.80%		150,000	156,794
			359,453
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,595,885)			1,615,599
SOVEREIGN GOVERNMENTS AND AGENCIES — 9.6%
Colombia — 0.8%
Colombia Government International Bond, 7.375%, 9/18/37		100,000	126,375
Dominican Republic — 0.7%
Dominican Republic International Bond, 6.875%, 1/29/26		100,000	106,994
Egypt — 0.6%
Egypt Government International Bond, 5.75%, 4/29/20		100,000	101,596
Hungary — 0.6%
Hungary Government Bond, 3.00%, 10/27/27	HUF	25,000,000	86,169
Mexico — 4.4%
Mexican Bonos, 8.00%, 12/7/23	MXN	12,700,000	685,782
South Africa — 2.5%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	2,600,000	179,677
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	1,500,000	115,014
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	1,600,000	102,333
			397,024
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,590,816)			1,503,940
MUTUAL FUNDS(5) — 9.2%
Emerging Markets Debt Fund R6 Class (Cost $1,441,333)		145,512	1,439,118
COLLATERALIZED LOAN OBLIGATIONS(3) — 7.3%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.86%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)		$75,000	74,688

10

	Principal Amount/Shares	Value
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	$100,000	$99,369
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	75,000	74,671
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	75,000	74,143
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	125,000	124,228
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.62%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	150,000	148,728
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)	75,000	74,725
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)	125,000	124,748
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.84%, 10/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	75,000	74,983
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)	125,000	124,994
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.74%, 10/25/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	150,000	147,566
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,149,490)		1,142,843
ASSET-BACKED SECURITIES(3) — 6.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	24,861
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	67,431	65,935
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	16,858	16,363
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	73,312	73,511
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 10/25/18(1)(4)	9,341	9,183
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	12,833	12,597
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.01%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	49,721	49,930
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.31%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	50,000	50,208
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	100,000	100,179
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.44%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)	100,000	100,307
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 10/20/18(1)(4)	6,736	6,691

11

	Principal Amount/Shares	Value
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	$95,556	$95,417
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	44,124	43,534
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	14,889	14,499
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	78,772	76,150
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	49,840	48,097
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	75,000	72,484
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	12,008	11,870
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	15,905	15,797
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	18,117	17,946
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	21,874	21,572
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	7,219	7,081
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 10/1/18(1)(4)	100,000	96,425
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	48,303	47,075
TOTAL ASSET-BACKED SECURITIES (Cost $1,093,527)		1,077,712
BANK LOAN OBLIGATIONS(6) — 6.4%
Consumer Discretionary — 0.3%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 12/22/24(7)	40,000	40,264
Consumer, Non-cyclical — 0.5%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 5/24/24(7)	80,000	80,128
Diversified Telecommunication Services — 1.4%
CenturyLink, Inc., 2017 Term Loan B, 4.99%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	69,649	69,249
Level 3 Financing Inc., 2017 Term Loan B, 4.43%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	70,000	70,277
Zayo Group, LLC, 2017 Incremental Term Loan, 4.49%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	70,000	70,407
		209,933
Equity Real Estate Investment Trusts (REITs) — 0.5%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.24%, 3/21/25, resets monthly off the 1-month LIBOR plus 2.00%	79,592	79,784
Health Care Providers and Services — 0.3%
HCA Inc., 2018 Term Loan B10, 4.24%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	49,750	50,178
Hotels, Restaurants and Leisure — 1.0%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	31,279	31,334

12

	Principal Amount/Shares	Value
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.49%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	$38,543	$38,611
Hilton Worldwide Finance, LLC, Term Loan B2, 3.97%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	80,000	80,450
		150,395
IT Services — 0.1%
First Data Corporation, 2024 USD Term Loan, 4.21%, 4/26/24, resets monthly off the 1-month LIBOR plus 2.00%	20,000	20,039
Media — 0.1%
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.41%, 7/17/25, resets monthly off the 1-month LIBOR plus 2.25%	20,000	20,033
Pharmaceuticals — 1.0%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.49%, 5/20/24, resets monthly off the 1-month LIBOR plus 2.25%	81,470	82,100
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.10%, 6/1/25, resets monthly off the 1-month LIBOR plus 3.00%	68,250	68,674
		150,774
Technology Hardware, Storage and Peripherals — 0.9%
Dell International LLC, 2017 Term Loan B, 4.25%, 9/7/23, resets monthly off the 1-month LIBOR plus 2.00%	49,874	50,035
Dell International LLC, 2017 Term Loan B, 9/7/23(7)	30,000	30,096
Western Digital Corporation, 2018 Term Loan B4, 3.99%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	64,675	64,877
		145,008
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc., 1st Lien Term Loan B, 2/2/24(7)	50,000	50,188
TOTAL BANK LOAN OBLIGATIONS (Cost $996,244)		996,724
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 6.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	48,802
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.83%, 10/1/18(4)	65,000	67,784
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/18(4)	50,000	50,621
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/18(4)	75,000	77,897
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/18(4)	30,000	30,224
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 10/1/18(4)	25,000	24,350
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	23,271
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	50,000	48,695
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	100,000	99,411
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	24,823
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 10/1/18(4)	25,000	24,413

13

	Principal Amount/Shares	Value
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	$50,000	$49,670
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 10/1/18(4)	25,000	24,421
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	50,000	46,717
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/1/18(1)(4)	25,000	23,317
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/18(4)	60,000	60,657
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	60,000	58,803
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 10/1/18(4)	37,000	38,204
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	40,000	38,326
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/18(1)(4)	40,000	39,421
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	100,000	95,923
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,033,643)		995,750
PREFERRED STOCKS — 4.2%
Banks — 2.7%
Bank of America Corp., 5.20%	135,000	133,819
Citigroup, Inc., 5.90%	135,000	138,375
JPMorgan Chase & Co., 5.15%	150,000	150,187
		422,381
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The), 5.30%	150,000	150,450
Equity Real Estate Investment Trusts (REITs) — 0.5%
DDR Corp., 6.25%	1,400	32,760
Kimco Realty Corp., 5.625%	1,800	43,200
		75,960
TOTAL PREFERRED STOCKS (Cost $646,916)		648,791
TEMPORARY CASH INVESTMENTS — 3.1%
U.S. Treasury Bills, 1.99%, 10/25/18(8)(9)	$200,000	199,724
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $187,143), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $183,725)		183,694
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $113,663), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $107,009)		107,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $490,435)		490,418
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $15,994,097)		15,753,192
OTHER ASSETS AND LIABILITIES — (0.9)%		(134,615)
TOTAL NET ASSETS — 100.0%		$15,618,577

14

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	208,849	USD	161,159	Morgan Stanley	12/19/18	$805
USD	292,448	EUR	249,538	JPMorgan Chase Bank N.A.	12/19/18	823
GBP	5	USD	7	Bank of America N.A.	12/19/18	—
USD	168,383	HUF	46,866,662	UBS AG	12/19/18	(977)
IDR	1,162,922,374	USD	76,207	Goldman Sachs & Co.	12/19/18	841
USD	671,703	MXN	12,967,217	JPMorgan Chase Bank N.A.	12/19/18	(12,905)
MYR	262,818	USD	63,316	Goldman Sachs & Co.	12/19/18	120
USD	63,215	MYR	262,818	Goldman Sachs & Co.	12/19/18	(221)
NOK	1,193,049	USD	144,944	Goldman Sachs & Co.	12/19/18	2,136
USD	78,194	PHP	4,268,746	Goldman Sachs & Co.	12/19/18	(276)
THB	2,095,490	USD	64,616	Goldman Sachs & Co.	12/19/18	342
USD	64,145	THB	2,095,490	Goldman Sachs & Co.	12/19/18	(812)
USD	369,467	ZAR	5,593,362	UBS AG	12/19/18	(22,012)
						$(32,136)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	4	December 2018	USD	400,000	$475,125	$(4,915)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	2	December 2018	EUR	200,000	$303,499	$2,110
Euro-Bund 10-Year Bonds	1	December 2018	EUR	100,000	184,363	2,262
U.K. Gilt 10-Year Bonds	2	December 2018	GBP	200,000	315,266	2,656
U.S. Treasury 5-Year Notes	7	December 2018	USD	700,000	787,336	4,862
					$1,590,464	$11,890
15

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$600,000	$36,063	$11,483	$47,546

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Goldman Sachs & Co./ Markit CDX Emerging Markets Index Series 29	Sell	1.00%	6/20/23	$250,000	$(11,125)	$2,878	$(8,247)

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	9,000,000	$14
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	9,000,000	(61)
							$(47)

*Amount represents value and unrealized appreciation (depreciation).

16

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,934,761, which represented 25.2% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(8)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $67,894.

(9)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $14,552,764)	$14,314,074
Investment securities - affiliated, at value (cost of $1,441,333)	1,439,118
Total investment securities, at value (cost of $15,994,097)	15,753,192
Foreign currency holdings, at value (cost of $88)	151
Receivable for investments sold	3,077
Receivable for capital shares sold	271
Receivable for variation margin on swap agreements	335
Unrealized appreciation on forward foreign currency exchange contracts	5,067
Swap agreements, at value	14
Interest and dividends receivable	144,975
15,907,082

Liabilities
Disbursements in excess of demand deposit cash	2,425
Payable for investments purchased	204,711
Payable for capital shares redeemed	22,040
Payable for variation margin on futures contracts	2,196
Unrealized depreciation on forward foreign currency exchange contracts	37,203
Swap agreements, at value (including net premiums paid (received) of $(11,125))	8,308
Accrued management fees	8,379
Distribution and service fees payable	1,274
Dividends payable	1,969
288,505

Net Assets	$15,618,577

Net Assets Consist of:
Capital paid in	$16,047,485
Distributions in excess of net investment income	(26,595)
Accumulated net realized loss	(150,765)
Net unrealized depreciation	(251,548)
$15,618,577

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$10,243,916	1,062,169	$9.64
I Class	$926,197	96,084	$9.64
Y Class	$5,189	538	$9.64
A Class	$1,405,129	145,708	$9.64*
C Class	$907,147	94,088	$9.64
R Class	$593,845	61,564	$9.65
R5 Class	$740,508	76,793	$9.64
R6 Class	$796,646	82,598	$9.64
*Maximum offering price $10.09 (net asset value divided by 0.955).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$319,367
Income distributions from affiliated funds	26,086
Dividends	2,359
347,812

Expenses:
Management fees	58,207
Distribution and service fees:
A Class	1,313
C Class	4,711
R Class	1,518
Trustees' fees and expenses	592
Other expenses	669
67,010
Fees waived(1)	(5,085)
61,925

Net investment income (loss)	285,887

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(157,124)
Forward foreign currency exchange contract transactions	132,691
Futures contract transactions	(24,327)
Swap agreement transactions	18,777
Foreign currency translation transactions	(5,445)
(35,428)

Change in net unrealized appreciation (depreciation) on:
Investments (including $(35,788) from affiliated funds)	(119,295)
Forward foreign currency exchange contracts	(20,480)
Futures contracts	16,823
Swap agreements	9,691
Translation of assets and liabilities in foreign currencies	(299)
(113,560)

Net realized and unrealized gain (loss)	(148,988)

Net Increase (Decrease) in Net Assets Resulting from Operations	$136,899

(1)	Amount consists of $3,523, $271, $2, $330, $294, $189, $229 and $247 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$285,887	$479,701
Net realized gain (loss)	(35,428)	46,353
Change in net unrealized appreciation (depreciation)	(113,560)	(175,397)
Net increase (decrease) in net assets resulting from operations	136,899	350,657

Distributions to Shareholders
From net investment income:
Investor Class	(211,654)	(339,323)
I Class	(16,836)	(6,675)
Y Class	(102)	(169)
A Class	(18,746)	(29,684)
C Class	(12,973)	(25,579)
R Class	(9,861)	(21,820)
R5 Class	(14,558)	(25,042)
R6 Class	(15,856)	(27,317)
Decrease in net assets from distributions	(300,586)	(475,609)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,340,524)	5,119,463

Net increase (decrease) in net assets	(1,504,211)	4,994,511

Net Assets
Beginning of period	17,122,788	12,128,277
End of period	$15,618,577	$17,122,788

Distributions in excess of net investment income	$(26,595)	$(11,896)

See Notes to Financial Statements.

20

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

21

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

22

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 19% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

23

The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.74%	0.68%
I Class	0.64%	0.58%
Y Class	0.54%	0.48%
A Class	0.74%	0.68%
C Class	0.74%	0.68%
R Class	0.74%	0.68%
R5 Class	0.54%	0.48%
R6 Class	0.49%	0.43%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $3,462,730, of which $98,344 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $4,334,474, none of which were U.S. Treasury and Government Agency obligations.

24

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	172,430	$1,672,454	1,294,139	$12,796,254
Issued in reinvestment of distributions	20,456	197,408	32,389	319,727
Redeemed	(386,305)	(3,730,007)	(867,846)	(8,577,550)
	(193,419)	(1,860,145)	458,682	4,538,431
I Class
Sold	29,634	285,923	70,226	692,508
Issued in reinvestment of distributions	1,738	16,762	679	6,675
Redeemed	(5,833)	(56,212)	(360)	(3,543)
	25,539	246,473	70,545	695,640
Y Class
Sold	—	—	511	5,000
Issued in reinvestment of distributions	10	102	17	168
	10	102	528	5,168
A Class
Sold	90,211	867,602	18,268	180,323
Issued in reinvestment of distributions	1,909	18,416	2,984	29,499
Redeemed	(14,421)	(139,017)	(54,738)	(540,111)
	77,699	747,001	(33,486)	(330,289)
C Class
Sold	93	900	9,916	98,153
Issued in reinvestment of distributions	1,335	12,879	2,578	25,450
Redeemed	(29,957)	(291,925)	(2,219)	(21,935)
	(28,529)	(278,146)	10,275	101,668
R Class
Sold	2,087	20,212	4,126	40,482
Issued in reinvestment of distributions	1,013	9,780	2,199	21,720
Redeemed	(26,248)	(256,107)	(555)	(5,511)
	(23,148)	(226,115)	5,770	56,691
R5 Class
Issued in reinvestment of distributions	1,501	14,477	2,525	24,944
R6 Class
Sold	6	61	—	—
Issued in reinvestment of distributions	1,634	15,768	2,755	27,210
	1,640	15,829	2,755	27,210
Net increase (decrease)	(138,707)	$(1,340,524)	517,594	$5,119,463

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class and Y Class.

25

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended September 30, 2018 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,449	$26	—	$(36)	$1,439	146	—	$26

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

26

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$5,842,297	—
Collateralized Mortgage Obligations	—	1,615,599	—
Sovereign Governments and Agencies	—	1,503,940	—
Mutual Funds	$1,439,118	—	—
Collateralized Loan Obligations	—	1,142,843	—
Asset-Backed Securities	—	1,077,712	—
Bank Loan Obligations	—	996,724	—
Commercial Mortgage-Backed Securities	—	995,750	—
Preferred Stocks	75,960	572,831	—
Temporary Cash Investments	—	490,418	—
	$1,515,078	$14,238,114	—
Other Financial Instruments
Futures Contracts	$4,862	$7,028	—
Swap Agreements	—	47,560	—
Forward Foreign Currency Exchange Contracts	—	5,067	—
	$4,862	$59,655	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,915	—	—
Swap Agreements	—	$8,308	—
Forward Foreign Currency Exchange Contracts	—	37,203	—
	$4,915	$45,511	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $907,083.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,864,974.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $477,905 futures contracts purchased and $1,316,387 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $120,819.

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Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $550,000.

Value of Derivative Instruments as of September 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$335	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	—	Swap agreements	$8,247
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	5,067	Unrealized depreciation on forward foreign currency exchange contracts	37,203
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	2,196
Interest Rate Risk	Swap agreements	14	Swap agreements	61
		$5,416		$47,707

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$12,746	Change in net unrealized appreciation (depreciation) on swap agreements	$12,330
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	132,691	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(20,480)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(24,327)	Change in net unrealized appreciation (depreciation) on futures contracts	16,823
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	605	Change in net unrealized appreciation (depreciation) on swap agreements	(47)
Other Contracts	Net realized gain (loss) on swap agreement transactions	5,426	Change in net unrealized appreciation (depreciation) on swap agreements	(2,592)
		$127,141		$6,034

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9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investments in secured and unsecured participations in bank loan obligations and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$15,994,097
Gross tax appreciation of investments	$94,596
Gross tax depreciation of investments	(335,501)
Net tax appreciation (depreciation) of investments	$(240,905)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(19,900) and accumulated long-term capital losses of $(100,562), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2018, the fund had late-year ordinary loss deferrals of $(4,136), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.74	0.17	(0.09)	0.08	(0.18)	$9.64	0.86%	0.69%(4)	0.75%(4)	3.57%(4)	3.51%(4)	22%	$10,244
2018	$9.78	0.32	(0.04)	0.28	(0.32)	$9.74	2.86%	0.69%	0.76%	3.27%	3.20%	64%	$12,228
2017	$9.45	0.33	0.33	0.66	(0.33)	$9.78	7.06%	0.65%	0.76%	3.39%	3.28%	40%	$7,791
2016	$9.81	0.33	(0.29)	0.04	(0.40)	$9.45	0.44%	0.64%	0.75%	3.52%	3.41%	25%	$2,290
2015(5)	$10.00	0.23	(0.14)	0.09	(0.28)	$9.81	0.91%	0.65%(4)	0.74%(4)	3.43%(4)	3.34%(4)	9%	$2,965
I Class
2018(3)	$9.73	0.18	(0.08)	0.10	(0.19)	$9.64	1.01%	0.59%(4)	0.65%(4)	3.67%(4)	3.61%(4)	22%	$926
2018(6)	$9.79	0.33	(0.07)	0.26	(0.32)	$9.73	2.64%	0.59%(4)	0.66%(4)	3.37%(4)	3.30%(4)	64%(7)	$687
Y Class
2018(3)	$9.73	0.18	(0.08)	0.10	(0.19)	$9.64	1.06%	0.49%(4)	0.55%(4)	3.77%(4)	3.71%(4)	22%	$5
2018(6)	$9.79	0.33	(0.06)	0.27	(0.33)	$9.73	2.73%	0.49%(4)	0.56%(4)	3.46%(4)	3.39%(4)	64%(7)	$5
A Class
2018(3)	$9.74	0.16	(0.09)	0.07	(0.17)	$9.64	0.74%	0.94%(4)	1.00%(4)	3.32%(4)	3.26%(4)	22%	$1,405
2018	$9.77	0.29	(0.03)	0.26	(0.29)	$9.74	2.71%	0.94%	1.01%	3.02%	2.95%	64%	$662
2017	$9.45	0.30	0.32	0.62	(0.30)	$9.77	6.68%	0.90%	1.01%	3.14%	3.03%	40%	$992
2016	$9.81	0.31	(0.30)	0.01	(0.37)	$9.45	0.19%	0.89%	1.00%	3.27%	3.16%	25%	$1,180
2015(5)	$10.00	0.21	(0.14)	0.07	(0.26)	$9.81	0.74%	0.90%(4)	0.99%(4)	3.18%(4)	3.09%(4)	9%	$935

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$9.74	0.12	(0.09)	0.03	(0.13)	$9.64	0.35%	1.69%(4)	1.75%(4)	2.57%(4)	2.51%(4)	22%	$907
2018	$9.77	0.22	(0.03)	0.19	(0.22)	$9.74	1.94%	1.69%	1.76%	2.27%	2.20%	64%	$1,194
2017	$9.45	0.23	0.32	0.55	(0.23)	$9.77	5.89%	1.65%	1.76%	2.39%	2.28%	40%	$1,098
2016	$9.81	0.24	(0.30)	(0.06)	(0.30)	$9.45	(0.56)%	1.64%	1.75%	2.52%	2.41%	25%	$993
2015(5)	$10.00	0.16	(0.14)	0.02	(0.21)	$9.81	0.24%	1.65%(4)	1.74%(4)	2.43%(4)	2.34%(4)	9%	$917
R Class
2018(3)	$9.74	0.15	(0.08)	0.07	(0.16)	$9.65	0.71%	1.19%(4)	1.25%(4)	3.07%(4)	3.01%(4)	22%	$594
2018	$9.78	0.27	(0.04)	0.23	(0.27)	$9.74	2.45%	1.19%	1.26%	2.77%	2.70%	64%	$825
2017	$9.45	0.28	0.33	0.61	(0.28)	$9.78	6.42%	1.15%	1.26%	2.89%	2.78%	40%	$772
2016	$9.81	0.29	(0.30)	(0.01)	(0.35)	$9.45	(0.06)%	1.14%	1.25%	3.02%	2.91%	25%	$714
2015(5)	$10.00	0.19	(0.13)	0.06	(0.25)	$9.81	0.58%	1.15%(4)	1.24%(4)	2.93%(4)	2.84%(4)	9%	$704
R5 Class
2018(3)	$9.74	0.18	(0.09)	0.09	(0.19)	$9.64	0.96%	0.49%(4)	0.55%(4)	3.77%(4)	3.71%(4)	22%	$741
2018	$9.77	0.34	(0.03)	0.31	(0.34)	$9.74	3.17%	0.49%	0.56%	3.47%	3.40%	64%	$733
2017	$9.45	0.35	0.32	0.67	(0.35)	$9.77	7.16%	0.45%	0.56%	3.59%	3.48%	40%	$711
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.64%	0.44%	0.55%	3.72%	3.61%	25%	$663
2015(5)	$10.00	0.24	(0.14)	0.10	(0.29)	$9.81	1.05%	0.45%(4)	0.54%(4)	3.63%(4)	3.54%(4)	9%	$909

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2018(3)	$9.74	0.18	(0.09)	0.09	(0.19)	$9.64	0.98%	0.44%(4)	0.50%(4)	3.82%(4)	3.76%(4)	22%	$797
2018	$9.78	0.35	(0.05)	0.30	(0.34)	$9.74	3.22%	0.44%	0.51%	3.52%	3.45%	64%	$789
2017	$9.45	0.35	0.33	0.68	(0.35)	$9.78	7.21%	0.40%	0.51%	3.64%	3.53%	40%	$764
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.69%	0.39%	0.50%	3.77%	3.66%	25%	$712
2015(5)	$10.00	0.24	(0.13)	0.11	(0.30)	$9.81	1.08%	0.40%(4)	0.49%(4)	3.68%(4)	3.59%(4)	9%	$708

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	July 28, 2014 (fund inception) through March 31, 2015.

(6)	April 10, 2017 (commencement of sale) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

35

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was in the lowest quartile of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

36

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90821 1811

Semiannual Report

September 30, 2018

U.S. Government Money Market Fund
Investor Class (TCRXX)
A Class (AGQXX)
C Class (AGHXX)
G Class (AGGXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
7-Day Current Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	1.57%	1.32%	0.79%	2.02%
Before waiver	1.57%	1.32%	0.79%	1.57%
7-Day Effective Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	1.58%	1.33%	0.79%	2.04%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	23 days
Weighted Average Life	48 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	61%
31-90 days	39%
91-180 days	—
More than 180 days	—

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,007.20	$2.31	0.46%
A Class	$1,000	$1,005.90	$3.57	0.71%
C Class	$1,000	$1,003.40	$6.08	1.21%
G Class	$1,000	$1,009.40	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.76	$2.33	0.46%
A Class	$1,000	$1,021.51	$3.60	0.71%
C Class	$1,000	$1,019.00	$6.12	1.21%
G Class	$1,000	$1,025.02	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES(1) — 75.5%
Adjustable-Rate U.S. Government Agency Securities — 43.2%
Federal Farm Credit Banks, VRN, 2.29%, 10/17/18, resets monthly off the 1-month LIBOR plus 0.13%	$13,000,000	$13,001,499
Federal Home Loan Bank, VRN, 2.00%, 10/2/18, resets monthly off the 1-month LIBOR less 0.10%	3,250,000	3,250,177
Federal Home Loan Bank, VRN, 2.00%, 10/9/18, resets monthly off the 1-month LIBOR less 0.13%	100,000,000	100,002,929
Federal Home Loan Bank, VRN, 2.06%, 10/9/18, resets quarterly off the 3-month LIBOR less 0.28%	60,000,000	60,000,000
Federal Home Loan Bank, VRN, 2.00%, 10/10/18, resets monthly off the 1-month LIBOR less 0.13%	50,000,000	50,000,313
Federal Home Loan Bank, VRN, 2.02%, 10/14/18, resets monthly off the 1-month LIBOR less 0.12%	180,000,000	180,010,251
Federal Home Loan Bank, VRN, 2.10%, 10/19/18, resets monthly off the 1-month LIBOR less 0.07%	4,000,000	4,000,630
Federal Home Loan Bank, VRN, 2.04%, 10/20/18, resets monthly off the 1-month LIBOR less 0.13%	25,000,000	25,000,940
Federal Home Loan Bank, VRN, 2.04%, 10/21/18, resets monthly off the 1-month LIBOR less 0.14%	40,000,000	40,000,000
Federal Home Loan Bank, VRN, 2.07%, 10/21/18, resets monthly off the 1-month LIBOR less 0.12%	125,000,000	125,003,424
Federal Home Loan Bank, VRN, 2.09%, 10/23/18, resets monthly off the 1-month LIBOR less 0.13%	2,000,000	1,999,967
Federal Home Loan Bank, VRN, 2.07%, 10/24/18, resets monthly off the 1-month LIBOR less 0.15%	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 2.27%, 10/26/18, resets monthly off the 1-month LIBOR plus 0.05%	1,500,000	1,500,175
Federal Home Loan Bank, VRN, 2.11%, 10/27/18, resets monthly off the 1-month LIBOR less 0.13%	10,000,000	10,000,058
Federal Home Loan Bank, VRN, 2.13%, 10/29/18, resets monthly off the 1-month LIBOR less 0.13%	200,000,000	200,000,000
		863,770,363
Fixed-Rate U.S. Government Agency Securities — 32.3%
Federal Farm Credit Banks, 2.02%, 11/8/18	4,750,000	4,740,123
Federal Farm Credit Banks, 2.08%, 12/13/18	100,000	99,590
Federal Home Loan Bank, 2.01%, 10/10/18	35,100,000	35,082,669
Federal Home Loan Bank, 2.03%, 10/17/18	45,000,000	44,960,100
Federal Home Loan Bank, 2.03%, 10/19/18	42,300,000	42,257,700
Federal Home Loan Bank, 2.03%, 10/23/18	300,000	299,634
Federal Home Loan Bank, 2.03%, 10/24/18	116,000,000	115,851,290
Federal Home Loan Bank, 2.09%, 10/26/18	15,000,000	14,978,646
Federal Home Loan Bank, 2.09%, 10/30/18	5,000,000	4,991,743
Federal Home Loan Bank, 2.05%, 10/31/18	193,000,000	192,677,047
Federal Home Loan Bank, 2.01%, 11/5/18	480,000	479,081
Federal Home Loan Bank, 2.17%, 11/16/18	79,000,000	78,784,582
Federal Home Loan Bank, 2.10%, 11/27/18	60,000,000	59,804,775
Federal Home Loan Bank, 2.17%, 12/12/18	5,000,000	4,978,760
Federal Home Loan Mortgage Corp., MTN, 1.20%, 10/11/18	46,000,000	45,990,055
		645,975,795
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,509,746,158

6

	Principal Amount	Value
U.S. TREASURY SECURITIES(1) — 17.5%
U.S. Treasury Bills, 2.07%, 10/11/18	$100,000,000	$99,946,583
U.S. Treasury Bills, 2.09%, 10/18/18	20,000,000	19,981,819
U.S. Treasury Bills, 2.09%, 11/1/18	15,000,000	14,974,393
U.S. Treasury Notes, 1.25%, 10/31/18	200,000,000	199,881,064
U.S. Treasury Notes, 1.75%, 10/31/18	15,000,000	14,996,330
TOTAL U.S. TREASURY SECURITIES		349,780,189
CORPORATE BONDS(2) — 4.8%
Anton Mountain View LLC, VRDN, 2.40%, 10/4/18 (LOC: FHLB)	11,855,000	11,855,000
Eagle Yucaipa 55 LP, VRDN, 2.25%, 10/4/18 (LOC: FHLB)	8,000,000	8,000,000
EPR GO Zone Holdings LLC, VRDN, 2.23%, 10/3/18 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 2.25%, 10/4/18 (LOC: FHLB)	4,800,000	4,800,000
Manse on Marsh LP, VRDN, 2.25%, 10/4/18 (LOC: FHLB)	9,330,000	9,330,000
Northcreek Church, VRDN, 2.25%, 10/4/18 (LOC: FHLB)	5,980,000	5,980,000
Saddleback Valley Community Church, VRDN, 2.15%, 10/4/18 (LOC: FHLB)	7,305,000	7,305,000
Santa Monica Ocean Park Partners LP, VRDN, 2.25%, 10/4/18 (LOC: FHLB)	10,200,000	10,200,000
Sendero LLC, VRDN, 2.10%, 10/1/18 (LOC: FHLB)	3,410,000	3,410,000
Sendero LLC, VRDN, 2.40%, 10/4/18 (LOC: FHLB)	2,090,000	2,090,000
Varenna Care Center LP, VRDN, 2.25%, 10/4/18 (LOC: FHLB)	8,765,000	8,765,000
TOTAL CORPORATE BONDS		96,730,000
MUNICIPAL SECURITIES — 2.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (2471 Shattuck LLC), VRDN, 2.23%, 10/4/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	1,815,000	1,815,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Berkeleyan LLC), VRDN, 2.23%, 10/4/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	500,000	500,000
California Health Facilities Financing Authority Rev., (Ampla Health), VRDN, 2.18%, 10/4/18, resets weekly off the remarketing agent (LOC: FHLB and Preferred Bank )	510,000	510,000
JJB Properties LLC Rev., VRDN, 2.25%, 10/4/18, resets weekly off the remarketing agent (LOC: Arvest Bank and FHLB)	3,675,000	3,675,000
Massachusetts Health & Educational Facilities Authority Rev., (Massachusetts Development Finance Agency), VRDN, 2.22%, 10/4/18, resets weekly off the remarketing agent (LOC: RBS Citizens N.A. and FHLB)	2,065,000	2,065,000
Public Finance Authority Rev., (Brannan Associates LLC), VRDN, 2.15%, 10/3/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	12,320,000	12,320,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, 2.17%, 10/3/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	12,800,000	12,800,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, 2.17%, 10/4/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., (REDM LLC), VRDN, 2.17%, 10/4/18, resets weekly off the remarketing agent (LOC: FHLB)	3,245,000	3,245,000
Washington State Housing Finance Commission Rev., VRDN, 2.17%, 10/4/18, resets weekly off the remarketing agent (LOC: FHLB)	4,600,000	4,600,000
TOTAL MUNICIPAL SECURITIES		44,955,000
TOTAL INVESTMENT SECURITIES — 100.1%		2,001,211,347
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,772,461)
TOTAL NET ASSETS — 100.0%		$1,999,438,886

7

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)	Instruments may be payable upon demand and accrue interest based upon a predetermined money market rate. Interest reset date is indicated. Rate shown is effective at period end.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,001,211,347
Cash	456,388
Receivable for investments sold	105,000
Receivable for capital shares sold	3,928,151
Interest receivable	2,773,334
2,008,474,220

Liabilities
Payable for investments purchased	7,710,000
Payable for capital shares redeemed	919,121
Accrued management fees	389,884
Distribution and service fees payable	14,457
Dividends payable	1,872
9,035,334

Net Assets	$1,999,438,886

Net Assets Consist of:
Capital paid in	$1,999,517,018
Distributions in excess of net investment income	(4,170)
Accumulated net realized loss	(73,962)
$1,999,438,886

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$984,180,893	984,358,453	$1.00
A Class	$70,319,269	70,319,227	$1.00
C Class	$9,370	9,369	$1.00
G Class	$944,929,354	944,959,493	$1.00

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$18,303,362

Expenses:
Management fees	4,374,906
Distribution and service fees:
A Class	93,228
C Class	55
Trustees' fees and expenses	69,488
Other expenses	5,481
4,543,158
Fees waived - G Class	(2,148,043)
2,395,115

Net investment income (loss)	15,908,247

Net realized gain (loss) on investment transactions	(5,505)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,902,742

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$15,908,247	$15,865,070
Net realized gain (loss)	(5,505)	(67,821)
Net increase (decrease) in net assets resulting from operations	15,902,742	15,797,249

Distributions to Shareholders
From net investment income:
Investor Class	(6,543,839)	(7,553,922)
A Class	(435,053)	(431,740)
C Class	(45)	(115)
G Class	(8,933,480)	(7,879,293)
Decrease in net assets from distributions	(15,912,417)	(15,865,070)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	120,555,984	(286,164,479)

Net increase (decrease) in net assets	120,546,309	(286,232,300)

Net Assets
Beginning of period	1,878,892,577	2,165,124,877
End of period	$1,999,438,886	$1,878,892,577

Distributions in excess of net investment income	$(4,170)	—

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund offers the Investor Class, A Class, C Class and G Class. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on July 28, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 57% of the shares of the fund. ACIM owns 18% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1170% to 0.2300%	0.2500% to 0.3100%	0.45%
A Class			0.45%
C Class			0.45%
G Class			0.00%(1)

(1) Effective annual management fee before waiver was 0.45%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

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4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	299,131,850	$299,131,850	1,302,373,057	$1,302,373,057
Issued in reinvestment of distributions	6,496,458	6,496,458	7,039,033	7,039,033
Redeemed	(148,240,750)	(148,240,750)	(2,553,672,005)	(2,553,672,005)
	157,387,558	157,387,558	(1,244,259,915)	(1,244,259,915)
A Class
Sold	13,348,327	13,348,327	44,219,235	44,219,235
Issued in reinvestment of distributions	433,259	433,259	431,740	431,740
Redeemed	(23,981,380)	(23,981,380)	(58,095,432)	(58,095,432)
	(10,199,794)	(10,199,794)	(13,444,457)	(13,444,457)
C Class
Sold	711	711	624	624
Issued in reinvestment of distributions	45	45	113	113
Redeemed	(20,115)	(20,115)	(32,758)	(32,758)
	(19,359)	(19,359)	(32,021)	(32,021)
G Class
Sold	13,216,998	13,216,998	1,022,867,471	1,022,867,471
Issued in reinvestment of distributions	8,892,641	8,892,641	7,879,293	7,879,293
Redeemed	(48,722,060)	(48,722,060)	(59,174,850)	(59,174,850)
	(26,612,421)	(26,612,421)	971,571,914	971,571,914
Net increase (decrease)	120,555,984	$120,555,984	(286,164,479)	$(286,164,479)

(1)	July 28, 2017 (commencement of sale) through March 31, 2018 for the G Class.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

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6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(68,457), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(636) expire in 2019 and the remaining losses are unlimited.

7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2018(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.72%	0.46%(4)	0.46%(4)	1.42%(4)	1.42%(4)	$984,181
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.64%	0.46%	0.46%	0.62%	0.62%	$826,798
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	0.46%	0.07%	0.05%	$2,071,097
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.23%	0.46%	0.01%	(0.22)%	$1,574,173
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	0.46%	0.01%	(0.30)%	$1,373,230
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	0.46%	0.01%	(0.28)%	$1,240,776
A Class
2018(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.59%	0.71%(4)	0.71%(4)	1.17%(4)	1.17%(4)	$70,319
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.51%	0.57%	0.71%	0.51%	0.37%	$80,519
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.46%	0.71%	0.05%	(0.20)%	$93,967
2016(5)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.34%(4)	0.71%(4)	0.01%(4)	(0.35)%(4)	$52
C Class
2018(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.34%	1.21%(4)	1.21%(4)	0.67%(4)	0.67%(4)	$9
2018	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.29%	0.74%	1.21%	0.34%	(0.13)%	$29
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	1.21%	0.07%	(0.70)%	$61
2016(5)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%(4)	1.21%(4)	0.01%(4)	(0.88)%(4)	$25

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
G Class
2018(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.94%	0.01%(4)	0.46%(4)	1.87%(4)	1.42%(4)	$944,929
2018(6)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	0.01%(4)	0.46%(4)	1.20%(4)	0.75%(4)	$971,546

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2018 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

(5)	December 1, 2015 (commencement of sale) through March 31, 2016.

(6)	July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile for the five- and ten-year periods, in the second quartile for the three-year period, and in the third quartile for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They

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observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Notes

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American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90817 1811

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2018